                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY




Investment Company Act File number 811-3290

Name of Fund:  FAM Variable Series Funds, Inc.
               Mercury American Balanced V.I. Fund
               Mercury Basic Value V.I. Fund
               Mercury Core Bond V.I. Fund
               Mercury Domestic Money Market V.I. Fund
               Mercury Fundamental Growth V.I. Fund
               Mercury Global Allocation V.I. Fund
               Mercury Global Growth V.I. Fund
               Mercury Government Bond V.I. Fund
               Mercury High Current Income V.I. Fund
               Mercury Index 500 V.I. Fund
               Mercury International Value V.I. Fund
               Mercury Large Cap Core V.I. Fund
               Mercury Large Cap Growth V.I. Fund
               Mercury Large Cap Value V.I. Fund
               Mercury Utilities and Telecommunications V.I. Fund
               Mercury Value Opportunities V.I. Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
     Officer, FAM Variable Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

Item 2 - Controls and Procedures

2(a)- The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b)- There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

     Certifications - Attached hereto

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     FAM Variable Series Funds, Inc.

     By: /s/ Robert C. Doll, Jr.
         -----------------------
         Robert C. Doll, Jr.
         Chief Executive Officer
         FAM Variable Series Funds, Inc.

     Date: May 22, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By: /s/ Robert C. Doll, Jr.
         -----------------------
         Robert C. Doll, Jr.
         Chief Executive Officer
         FAM Variable Series Funds, Inc.

     Date:  May 22, 2006

     By: /s/ Donald C. Burke
         -------------------
         Donald C. Burke
         Chief Financial Officer
         FAM Variable Series Funds, Inc.

     Date:  May 22, 2006

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                             SHARES
INDUSTRY                                      HELD      COMMON STOCKS                                          VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
AEROSPACE & DEFENSE - 4.2%                     29,000   Honeywell International, Inc.                      $  1,240,330
                                                3,000   Northrop Grumman Corp.                                  204,870
                                               15,000   Raytheon Co.                                            687,600
                                               15,000   United Technologies Corp.                               869,550
                                                                                                           ------------
                                                                                                              3,002,350
                                                                                                           ------------
AUTOMOBILES - 0.4%                              5,750   Harley-Davidson, Inc.                                   298,310
                                                                                                           ------------
BEVERAGES - 1.7%                               15,000   Anheuser-Busch Cos., Inc.                               641,550
                                               27,500   Coca-Cola Enterprises, Inc.                             559,350
                                                                                                           ------------
                                                                                                              1,200,900
                                                                                                           ------------
BUILDING PRODUCTS - 1.3%                       27,500   Masco Corp.                                             893,475
                                                                                                           ------------
CAPITAL MARKETS - 2.7%                         25,000   Mellon Financial Corp.                                  890,000
                                               16,500   Morgan Stanley                                        1,036,530
                                                                                                           ------------
                                                                                                              1,926,530
                                                                                                           ------------
CHEMICALS - 1.2%                               20,000   E.I. du Pont de Nemours & Co.                           844,200
                                                                                                           ------------
COMMERCIAL BANKS - 3.1%                        15,000   PNC Financial Services Group, Inc.                    1,009,650
                                               19,000   Wells Fargo & Co.                                     1,213,530
                                                                                                           ------------
                                                                                                              2,223,180
                                                                                                           ------------
COMMUNICATIONS EQUIPMENT - 2.5%                55,000   Cisco Systems, Inc. (h)                               1,191,850
                                               15,300   CommScope, Inc. (h)                                     436,815
                                                6,500   Juniper Networks, Inc. (h)                              124,280
                                                                                                           ------------
                                                                                                              1,752,945
                                                                                                           ------------
COMPUTERS & PERIPHERALS - 2.3%                 18,500   Hewlett-Packard Co.                                     608,650
                                               12,500   International Business Machines Corp.                 1,030,875
                                                                                                           ------------
                                                                                                              1,639,525
DIVERSIFIED FINANCIAL                          21,500   Citigroup, Inc.                                       1,015,660
   SERVICES - 2.6%                             20,000   JPMorgan Chase & Co.                                    832,800
                                                                                                           ------------
                                                                                                              1,848,460
                                                                                                           ------------
DIVERSIFIED TELECOMMUNICATION
   SERVICES - 1.2%                             25,000   Verizon Communications, Inc.                            851,500
                                                                                                           ------------
ENERGY EQUIPMENT & SERVICES - 2.6%             10,000   GlobalSantaFe Corp.                                     607,500
                                                4,000   Schlumberger Ltd.                                       506,280
                                               15,500   Weatherford International Ltd. (h)                      709,125
                                                                                                           ------------
                                                                                                              1,822,905
                                                                                                           ------------
FOOD PRODUCTS - 4.3%                           20,000   Cadbury Schweppes Plc                                   800,000
                                                8,500   General Mills, Inc.                                     430,780
                                                4,000   Nestle SA Registered Shares                           1,184,528
                                                9,000   Unilever NV (a)                                         622,980
                                                                                                           ------------
                                                                                                              3,038,288
                                                                                                           ------------
HEALTH CARE EQUIPMENT & SUPPLIES -
   1.6%                                        30,000   Baxter International, Inc.                            1,164,300
                                                                                                           ------------
HEALTH CARE PROVIDERS &                        12,000   AmerisourceBergen Corp.                                 579,240
   SERVICES - 1.6%                             12,500   HCA, Inc.                                               572,375
                                                                                                           ------------
                                                                                                              1,151,615
                                                                                                           ------------
HOTELS, RESTAURANTS & LEISURE - 1.3%           27,500   McDonald's Corp.                                        944,900
                                                                                                           ------------
HOUSEHOLD PRODUCTS - 1.5%                      18,500   Kimberly-Clark Corp.                                  1,069,300
                                                                                                           ------------
IT SERVICES - 1.2%                             27,500   Accenture Ltd. Class A                                  826,925
                                                                                                           ------------
INDUSTRIAL                                      5,500   3M Co.                                                  416,295
                                                                                                           ------------
CONGLOMERATES - 4.7%                           34,000   General Electric Co.                                  1,182,520
                                               10,000   Textron, Inc.                                           933,900
                                               30,000   Tyco International Ltd.                                 806,400
                                                                                                           ------------
                                                                                                              3,339,115
                                                                                                           ------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                             SHARES
INDUSTRY                                      HELD      COMMON STOCKS                                          VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
INSURANCE - 5.9%                               20,000   ACE Ltd.                                           $  1,040,200
                                               15,000   American International Group, Inc.                      991,350
                                               12,500   Endurance Specialty Holdings Ltd.                       406,875
                                               20,000   Genworth Financial, Inc. Class A                        668,600
                                               10,000   Prudential Financial, Inc.                              758,100
                                                6,600   RenaissanceRe Holdings Ltd.                             287,892
                                                                                                           ------------
                                                                                                              4,153,017
                                                                                                           ------------
MACHINERY - 1.2%                               18,000   Dover Corp.                                             874,080
                                                                                                           ------------
MEDIA - 2.4%                                    9,250   CBS Corp. Class B                                       221,815
                                               17,500   Comcast Corp. Special Class A (h)                       457,100
                                               30,000   Interpublic Group of Cos., Inc. (h)                     286,800
                                                7,750   Viacom, Inc. Class B (h)                                300,700
                                               15,000   Walt Disney Co.                                         418,350
                                                                                                           ------------
                                                                                                              1,684,765
                                                                                                           ------------
METALS & MINING - 1.7%                         19,500   Alcoa, Inc.                                             595,920
                                               10,000   United States Steel Corp.                               606,800
                                                                                                           ------------
                                                                                                              1,202,720
                                                                                                           ------------
OIL, GAS & CONSUMABLE FUELS - 5.1%             15,000   Devon Energy Corp.                                      917,550
                                               17,500   EnCana Corp.                                            817,775
                                                7,500   Exxon Mobil Corp.                                       456,450
                                               20,000   Murphy Oil Corp.                                        996,400
                                                3,000   Total SA (a)                                            395,190
                                                                                                           ------------
                                                                                                              3,583,365
                                                                                                           ------------
PAPER & FOREST PRODUCTS - 1.9%                 26,500   International Paper Co.                                 916,105
                                                6,000   Weyerhaeuser Co.                                        434,580
                                                                                                           ------------
                                                                                                              1,350,685
                                                                                                           ------------
PHARMACEUTICALS - 3.6%                         15,000   GlaxoSmithKline Plc (a)                                 784,650
                                               29,000   Schering-Plough Corp.                                   550,710
                                               25,000   Wyeth                                                 1,213,000
                                                                                                           ------------
                                                                                                              2,548,360
                                                                                                           ------------
SEMICONDUCTORS & SEMICONDUCTOR                 32,500   Applied Materials, Inc.                                 569,075
   EQUIPMENT - 1.2%                            10,000   Intersil Corp. Class A                                  289,200
                                                                                                           ------------
                                                                                                                858,275
                                                                                                           ------------
SOFTWARE - 3.3%                                 9,000   Electronic Arts, Inc. (h)                               492,480
                                               45,000   Microsoft Corp.                                       1,224,450
                                               35,000   Symantec Corp. (h)                                      589,050
                                                                                                           ------------
                                                                                                              2,305,980
                                                                                                           ------------
SPECIALTY RETAIL - 1.6%                        30,000   Limited Brands                                          733,800
                                               10,000   Office Depot, Inc. (h)                                  372,400
                                                                                                           ------------
                                                                                                              1,106,200
                                                                                                           ------------
                                                        TOTAL COMMON STOCKS
                                                           (COST - $41,958,852) - 69.9%                      49,506,170
                                                                                                           ------------

                                                        PREFERRED SECURITIES

                                             FACE
                                            AMOUNT      CAPITAL TRUSTS
                                          -----------   ------------------------------------------------
COMMERCIAL BANKS - 0.3%                USD     30,000   BAC Capital Trust VI, 5.625% due 3/08/2035               27,881
                                              100,000   HSBC Finance Capital Trust IX, 5.911%
                                                           due 11/30/2035 (c)                                    98,113
                                               65,000   USB Capital IX, 6.189% (c)(g)                            64,427
                                                                                                           ------------
                                                        TOTAL CAPITAL TRUSTS (COST - $195,664) - 0.3%           190,421
                                                                                                           ------------

                                            SHARES
                                              HELD      PREFERRED STOCKS
                                          -----------   ------------------------------------------------
ELECTRIC UTILITIES - 0.0%                         500   Duquesne Light Co., 6.50%                                25,500
                                                                                                           ------------
THRIFTS & MORTGAGE FINANCE - 0.2%               1,900   Fannie Mae, 7%                                          102,184
                                                                                                           ------------
                                                        TOTAL PREFERRED STOCKS (COST - $130,688) - 0.2%         127,684
                                                                                                           ------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                              FACE
                                             AMOUNT     TRUST PREFERRED                                        VALUE
                                          -----------   ------------------------------------------------   ------------
AEROSPACE & DEFENSE - 0.2%             USD    150,000   RC Trust I, 7% due 5/15/2006                       $    148,984
                                                                                                           ------------
                                                        TOTAL TRUST PREFERRED (COST - $150,616) - 0.2%          148,984
                                                                                                           ------------
                                                        TOTAL PREFERRED SECURITIES
                                                           (COST - $476,968) - 0.7%                             467,089
                                                                                                           ------------

                                                        FIXED INCOME SECURITIES
                                                        CORPORATE BONDS
                                                        ------------------------------------------------
AEROSPACE & DEFENSE - 0.2%                     80,000   Goodrich Corp., 6.60% due 5/15/2009                      82,468
                                               30,000   Honeywell International, Inc., 5.70%
                                                           due 3/15/2036                                         29,160
                                                5,000   Raytheon Co., 8.30% due 3/01/2010                         5,473
                                                                                                           ------------
                                                                                                                117,101
                                                                                                           ------------
AIRLINES - 0.0%                                23,771   American Airlines, Inc. Series 2003-1, 3.857%
                                                           due 1/09/2012                                         22,633
                                                                                                           ------------
BEVERAGES - 0.0%                               16,000   Anheuser-Busch Cos., Inc., 5.95% due 1/15/2033           16,020
                                               25,000   Anheuser-Busch Cos., Inc., 5.75% due 4/01/2036           24,336
                                                                                                           ------------
                                                                                                                 40,356
                                                                                                           ------------
BIOTECHNOLOGY - 0.3%                          220,000   Abgenix, Inc., 3.50% due 3/15/2007 (i)                  217,800
                                                                                                           ------------
CAPITAL MARKETS - 0.6%                         70,000   Credit Suisse First Boston USA, Inc., 4.70%
                                                           due 6/01/2009                                         68,650
                                               40,000   FBG Finance Ltd., 5.875% due 6/15/2035 (b)               36,395
                                              120,000   Goldman Sachs Group, Inc., 5.70% due 9/01/2012          120,587
                                               65,000   Goldman Sachs Group, Inc., 5.25% due 10/15/2013          63,280
                                               25,000   Goldman Sachs Group, Inc., 6.125% due 2/15/2033          24,855
                                               37,000   Jefferies Group, Inc., 6.25% due 1/15/2036               34,725
                                               60,000   Morgan Stanley, 5.30% due 3/01/2013                      58,680
                                                                                                           ------------
                                                                                                                407,172
                                                                                                           ------------
CHEMICALS - 0.1%                               55,000   Cytec Industries, Inc., 5.50% due 10/01/2010             53,784
                                               50,000   Cytec Industries, Inc., 6% due 10/01/2015                48,284
                                                                                                           ------------
                                                                                                                102,068
                                                                                                           ------------
COMMERCIAL BANKS - 0.5%                        65,000   Bank of America Corp., 4.875% due 9/15/2012              62,921
                                               55,000   Barclays Bank Plc, 8.55% (b)(c)(g)                       61,882
                                               50,000   Corporacion Andina de Fomento, 6.875%
                                                           due 3/15/2012                                         52,920
                                               15,000   Hudson United Bancorp, 8.20% due 9/15/2006               15,173
                                               55,000   Mizuho Capital Investment 1 Ltd., 6.686%
                                                           (b)(c)(g)                                             54,130
                                               45,000   PNC Funding Corp., 6.125% due 2/15/2009                  45,816
                                               20,000   PNC Funding Corp., 5.25% due 11/15/2015                  19,345
                                               25,000   Popular North America, Inc., 3.875%
                                                           due 10/01/2008                                        23,983
                                                                                                           ------------
                                                                                                                336,170
                                                                                                           ------------
COMMERCIAL SERVICES &                          25,000   Aramark Services, Inc., 5% due 6/01/2012                 23,762
   SUPPLIES - 0.1%                             30,000   International Lease Finance Corp., 2.95%
                                                           due 5/23/2006                                         29,920
                                                                                                           ------------
                                                                                                                 53,682
                                                                                                           ------------
COMMUNICATIONS EQUIPMENT - 0.2%                55,000   Cisco Systems, Inc., 5.50% due 2/22/2016                 54,174
                                               15,000   Harris Corp., 5% due 10/01/2015                          13,999
                                               60,000   Harris Corp., 6.35% due 2/01/2028                        60,758
                                                                                                           ------------
                                                                                                                128,931
                                                                                                           ------------
COMPUTERS & PERIPHERALS - 0.1%                 40,000   International Business Machines Corp., 5.875%
                                                           due 11/29/2032                                        39,545
CONSUMER FINANCE - 0.3%                       165,000   HSBC Finance Corp., 6.50% due 11/15/2008                169,630
                                               30,000   MBNA Corp., 4.625% due 9/15/2008                         29,552
                                                                                                           ------------
                                                                                                                199,182
                                                                                                           ------------
DIVERSIFIED FINANCIAL                          25,000   CIT Group, Inc., 6% due 4/01/2036                        24,059
   SERVICES - 1.2%                             30,000   Citigroup, Inc., 5.75% due 5/10/2006                     30,022
                                               90,000   Citigroup, Inc., 5.625% due 8/27/2012                    90,489
                                               30,000   Citigroup, Inc., 5.85% due 12/11/2034                    29,465
                                               85,000   General Electric Capital Corp., 6.75%
                                                           due 3/15/2032                                         94,654
                                               60,000   JPMorgan Chase & Co., 5.75% due 1/02/2013                60,401
                                               25,000   JPMorgan Chase & Co., 4.891% due 9/01/2015 (c)           24,281

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                              FACE
INDUSTRY                                     AMOUNT     CORPORATE BONDS                                        VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
                                       USD    500,000   Sigma Finance Corp., 7.46% due 3/31/2014 (c)(d)    $    500,639
                                                                                                           ------------
                                                                                                                854,010
                                                                                                           ------------
DIVERSIFIED TELECOMMUNICATION                  35,000   BellSouth Corp., 6% due 11/15/2034                       32,642
   SERVICES - 0.4%                             25,000   Deutsche Telekom International Finance BV,
                                                           8.25% due 6/15/2030                                   29,906
                                               50,000   GTE Corp., 6.84% due 4/15/2018                           52,115
                                               45,000   SBC Communications, Inc., 6.45% due 6/15/2034            44,294
                                               50,000   TELUS Corp., 7.50% due 6/01/2007                         51,130
                                               35,000   Telecom Italia Capital SA, 6% due 9/30/2034              31,487
                                               55,000   Verizon Global Funding Corp., 5.85%
                                                           due 9/15/2035                                         49,332
                                                                                                           ------------
                                                                                                                290,906
                                                                                                           ------------
ELECTRIC UTILITIES - 0.8%                      30,000   AEP Texas Central Co., 6.65% due 2/15/2033               31,142
                                               50,000   AEP Texas Central Co. Series D, 5.50%
                                                           due 2/15/2013                                         49,068
                                               47,000   FirstEnergy Corp., 7.375% due 11/15/2031                 52,206
                                               25,000   Florida Power & Light Co., 5.40% due 9/01/2035           23,028
                                               25,000   Florida Power & Light Co., 5.65% due 2/01/2037           23,869
                                              150,000   PPL Capital Funding, 5.82% due 5/18/2006 (c)            150,010
                                               30,000   Progress Energy, Inc., 5.625% due 1/15/2016              29,430
                                               40,000   Public Service Co. of New Mexico, 4.40%
                                                           due 9/15/2008                                         38,822
                                               40,000   SPI Electricity & Gas Australia Holdings Pty
                                                           Ltd., 6.15% due 11/15/2013 (b)                        41,116
                                               40,000   Sierra Pacific Power Co., 6% due 5/15/2016 (b)           39,456
                                               36,000   Southern California Edison Co., 5.625%
                                                           due 2/01/2036                                         33,698
                                               20,000   Virginia Electric and Power Co. Series B, 6%
                                                           due 1/15/2036                                         18,960
                                               30,000   Westar Energy, Inc., 6% due 7/01/2014                    30,440
                                                                                                           ------------
                                                                                                                561,245
                                                                                                           ------------
ENERGY EQUIPMENT & SERVICES - 0.0%             25,000   Weatherford International Ltd., 5.50%
                                                           due 2/15/2016                                         24,514
                                                                                                           ------------
FOOD & STAPLES RETAILING - 0.0%                35,000   Wal-Mart Stores, Inc., 5.25% due 9/01/2035               31,749
                                                                                                           ------------
FOOD PRODUCTS - 0.1%                           55,000   Cadbury Schweppes US Finance LLC, 3.875% due
                                                           10/01/2008 (b)                                        53,033
                                               40,000   Tyson Foods, Inc., 6.60% due 4/01/2016                   39,508
                                                                                                           ------------
                                                                                                                 92,541
                                                                                                           ------------
GAS UTILITIES - 0.1%                           40,000   Panhandle Eastern Pipe Line Series B, 2.75% due
                                                           3/15/2007                                             39,002
                                                                                                           ------------
HEALTH CARE PROVIDERS &                        25,000   UnitedHealth Group, Inc., 5.80% due 3/15/2036            23,807
   SERVICES - 0.1%                             40,000   WellPoint, Inc., 5.85% due 1/15/2036                     37,793
                                                                                                           ------------
                                                                                                                 61,600
                                                                                                           ------------
HOTELS, RESTAURANTS & LEISURE - 0.0%           25,000   Harrah's Operating Co., Inc., 5.625%
                                                           due 6/01/2015                                         23,954
                                                                                                           ------------
HOUSEHOLD DURABLES - 0.3%                      60,000   DR Horton, Inc., 5% due 1/15/2009                        58,682
                                               30,000   DR Horton, Inc., 6.875% due 5/01/2013                    30,556
                                               45,000   DR Horton, Inc., 5.625% due 9/15/2014                    42,297
                                               60,000   KB Home, 5.75% due 2/01/2014                             54,852
                                                5,000   KB Home, 5.875% due 1/15/2015                             4,558
                                                                                                           ------------
                                                                                                                190,945
                                                                                                           ------------
INDUSTRIAL CONGLOMERATES - 0.1%                 5,000   General Electric Co., 5% due 2/01/2013                    4,864
                                               40,000   Hutchison Whampoa International (03/33) Ltd.,
                                                           7.45% due 11/24/2033 (b)                              43,630
                                                                                                           ------------
                                                                                                                 48,494
                                                                                                           ------------
INSURANCE - 0.6%                               45,000   AON Corp., 6.95% due 1/15/2007                           45,446
                                               50,000   Fund American Cos., Inc., 5.875% due 5/15/2013           49,126
                                               80,000   Montpelier Re Holdings Ltd., 6.125%
                                                           due 8/15/2013                                         76,178
                                               60,000   NLV Financial Corp., 7.50% due 8/15/2033 (b)             62,918
                                               15,000   Prudential Financial, Inc., 4.104% due
                                                           11/15/2006                                            14,903
                                               80,000   Prudential Holdings LLC, 8.695% due
                                                           12/18/2023 (b)                                        97,358

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                              FACE
INDUSTRY                                     AMOUNT     CORPORATE BONDS                                        VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
                                       USD     45,000   Willis Group North America, Inc., 5.625%
                                                           due 7/15/2015                                   $     43,839
                                               34,000   XL Capital Ltd., 6.375% due 11/15/2024                   33,796
                                                                                                           ------------
                                                                                                                423,564
                                                                                                           ------------
MEDIA - 0.7%                                   25,000   Clear Channel Communications, Inc., 5.50%
                                                           due 9/15/2014                                         23,100
                                               50,000   Comcast Corp., 5.85% due 1/15/2010                       50,203
                                               55,000   Comcast Corp., 6.45% due 3/15/2037                       52,921
                                               45,000   Cox Communications, Inc., 7.75% due 11/01/2010           48,124
                                                5,000   Cox Communications, Inc., 7.125% due 10/01/2012           5,245
                                               25,000   Media General, Inc., 6.95% due 9/01/2006                 25,088
                                               40,000   News America, Inc., 6.40% due 12/15/2035 (b)             38,245
                                               85,000   News America, Inc., 6.75% due 1/09/2038                  86,810
                                               85,000   Time Warner Companies, Inc., 9.125% due
                                                           1/15/2013                                             98,412
                                               40,000   Time Warner Entertainment Co. LP, 8.375% due
                                                           7/15/2033                                             46,040
                                                                                                           ------------
                                                                                                                474,188
                                                                                                           ------------
METALS & MINING - 0.2%                         25,000   Alcan, Inc., 5.75% due 6/01/2035                         23,267
                                              100,000   Textron Financial Corp., 2.75% due 6/01/2006             99,656
                                                                                                           ------------
                                                                                                                122,923
                                                                                                           ------------
MULTI-UTILITIES - 0.2%                         10,000   Ameren Corp., 4.263% due 5/15/2007                        9,868
                                               25,000   Consolidated Edison Co. of New York, 5.85% due
                                                           3/15/2036                                             24,474
                                               25,000   Dominion Resources, Inc., 5.95% due 6/15/2035            23,050
                                               30,000   Dominion Resources, Inc. Series B, 5.049% due
                                                           5/15/2006 (c)                                         29,999
                                               65,000   Pacific Gas & Electric Co., 6.05% due 3/01/2034          63,608
                                               25,000   Puget Energy, Inc., 5.483% due 6/01/2035                 22,901
                                                                                                           ------------
                                                                                                                173,900
                                                                                                           ------------
OFFICE ELECTRONICS - 0.1%                      80,000   Xerox Corp., 6.40% due 3/15/2016                         79,400
                                                                                                           ------------
OIL, GAS & CONSUMABLE FUELS - 0.7%             25,000   Colonial Pipeline Co., 7.63% due
                                                           4/15/2032 (b)                                         30,902
                                               30,000   Consolidated Natural Gas Co., 5% due 12/01/2014          28,126
                                               35,000   Enterprise Products Operating LP Series B,
                                                           5.75% due 3/01/2035                                   31,139
                                               87,600   Kern River Funding Corp., 4.893% due
                                                            4/30/2018 (b)                                        84,653
                                               60,000   Motiva Enterprises LLC, 5.20% due 9/15/2012 (b)          59,069
                                              150,000   Pemex Project Funding Master Trust, 6.21% due
                                                             6/15/2010 (b)(c)                                   153,975
                                               40,000   Petro-Canada, 5.95% due 5/15/2035                        38,130
                                               30,000   Talisman Energy, Inc., 5.85% due 2/01/2037               28,202
                                               50,000   Texas Gas Transmission Corp., 4.60%
                                                           due 6/01/2015                                         45,914
                                               35,000   XTO Energy, Inc., 6.10% due 4/01/2036                    34,061
                                                                                                           ------------
                                                                                                                534,171
                                                                                                           ------------
PAPER & FOREST PRODUCTS - 0.1%                 55,000   Celulosa Arauco y Constitucion SA, 8.625% due
                                                           8/15/2010                                             60,647
                                                                                                           ------------
PHARMACEUTICALS - 0.1%                          5,000   Eli Lilly & Co., 7.125% due 6/01/2025                     5,731
                                               40,000   Wyeth, 6% due 2/15/2036                                  39,074
                                                                                                           ------------
                                                                                                                 44,805
                                                                                                           ------------
REAL ESTATE - 0.2%                             20,000   Developers Diversified Realty Corp., 6.625%
                                                           due 1/15/2008                                         20,356
                                               25,000   Developers Diversified Realty Corp., 5.375%
                                                           due 10/15/2012                                        24,335
                                               18,000   Developers Diversified Realty Corp., 5.50%
                                                           due 5/01/2015                                         17,329
                                               40,000   Highwoods Properties, Inc., 7% due 12/01/2006            40,274
                                               45,000   Westfield Capital Corp. Ltd., 5.125% due
                                                           11/15/2014 (b)                                        42,955
                                                                                                           ------------
                                                                                                                145,249
                                                                                                           ------------
ROAD & RAIL - 0.2%                             85,000   BNSF Funding Trust I, 6.613% due 12/15/2055 (c)          83,319
                                               20,000   Canadian National Railway Co., 6.90% due
                                                           7/15/2028                                             22,454
                                               30,000   Norfolk Southern Corp., 7.05% due 5/01/2037              33,802
                                                                                                           ------------
                                                                                                                139,575
                                                                                                           ------------
SOFTWARE - 0.1%                                70,000   Oracle Corp., 5.25% due 1/15/2016 (b)                    67,150
                                                                                                           ------------
WIRELESS TELECOMMUNICATION                      5,000   AT&T Wireless Services, Inc., 8.75% due
   SERVICES - 0.1%                                         3/01/2031                                              6,333
                                               25,000   America Movil SA de CV, 6.375% due 3/01/2035             23,506

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                              FACE
                                             AMOUNT     CORPORATE BONDS                                        VALUE
                                          -----------   ------------------------------------------------   ------------
                                       USD   35,000     Sprint Capital Corp., 8.75% due 3/15/2032          $     43,759
                                                                                                           ------------
                                                                                                                 73,598
                                                                                                           ------------
                                                        TOTAL CORPORATE BONDS (COST - $6,371,799)
                                                           - 8.8%                                             6,222,770
                                                                                                           ------------
                                                        FOREIGN GOVERNMENT OBLIGATIONS
                                                        ------------------------------------------------
                                       EUR    131,000   Bundesobligation Series 143, 3.50% due
                                                           10/10/2008                                           158,965
                                       USD     65,000   Mexico Government International Bond, 9.875%
                                                           due 2/01/2010                                         74,100
                                               15,000   Mexico Government International Bond, 6.375%
                                                           due 1/16/2013                                         15,375
                                               25,000   Mexico Government International Bond, 5.875%
                                                           due 1/15/2014                                         24,825
                                                                                                           ------------
                                                        FOREIGN GOVERNMENT OBLIGATIONS
                                                           (COST - $271,945) - 0.4%                             273,265
                                                                                                           ------------
STATE                                                   MUNICIPAL BONDS
-----                                                   ------------------------------------------------
TEXAS - 0.1%                                   55,000   Dallas, Texas, Government Obligations,
                                                            Series C, 5.25% due 2/15/2024                        54,769
                                                                                                           ------------
                                                        TOTAL MUNICIPAL BONDS (COST - $55,000) - 0.1%            54,769
                                                                                                           ------------
                                                        ASSET-BACKED SECURITIES +
                                                        ------------------------------------------------
                                              100,000   ACE Securities Corp. Series 2005-ASP1 Class M1,
                                                           5.639% due 9/25/2035 (c)                             100,580
                                              200,000   ACE Securities Corp. Series 2005-HE6 Class A2B,
                                                           5.159% due 10/25/2035 (c)                            200,027
                                              100,000   Ameriquest Mortgage Securities, Inc. Series
                                                           2003-7 Class M1, 5.809% due 8/25/2033 (c)            101,211
                                               91,763   Argent Securities, Inc. Series 2004-W11 Class
                                                           A3, 5.319% due 11/25/2034 (c)                         91,844
                                               64,715   Bear Stearns Asset Backed Securities, Inc.
                                                           Series 2004-HE9 Class 1A2, 5.329% due
                                                           3/25/2032 (c)                                         64,782
                                              176,731   Bear Stearns Asset Backed Securities, Inc.
                                                           Series 2005-4 Class A, 5.289% due
                                                           1/25/2036 (c)                                        176,729
                                              200,000   Bear Stearns Asset Backed Securities, Inc.
                                                           Series 2005-HE10 Class A2, 5.249% due
                                                           8/25/2035 (c)                                        200,227
                                              100,000   Bear Stearns Asset Backed Securities, Inc.
                                                           Series 2005-SD1 Class 1A2, 5.259% due
                                                           7/25/2027 (c)                                        100,244
                                               50,000   Countrywide Asset-Backed Certificates Series
                                                           2004-13 Class AF4, 4.583% due 1/25/2033 (c)           49,355
                                               50,000   Countrywide Asset-Backed Certificates Series
                                                           2004-13 Class MF1, 5.071% due 12/25/2034 (c)          48,870
                                               67,926   Countrywide Asset-Backed Certificates Series
                                                           2004-5 Class A, 5.409% due 10/25/2034 (c)             68,365
                                              100,000   Credit-Based Asset Servicing and Securitization
                                                           Series 2005-CB2 Class AV2, 5.159% due
                                                           4/25/2036 (c)                                        100,033
                                              15,076    First Franklin Mortgage Loan Asset-Backed
                                                           Certificates Series 2003-FF5 Class A2,
                                                           5.609% due 3/25/2034 (c)                              15,041
                                              186,787   First Franklin Mortgage Loan Asset Backed
                                                           Certificates Series 2005-FF10 Class A6,
                                                           5.309% due 11/25/2035 (c)                            186,822
                                              458,637   First Franklin Mortgage Loan Asset-Backed
                                                           Certificates Series 2004-FF10 Class A2,
                                                           5.359% due 12/25/2032 (c)                            459,663
                                              172,675   Home Equity Asset Trust Series 2005-1 Class A2,
                                                           5.239% due 5/25/2035 (c)                             172,987
                                               61,968   Home Equity Asset Trust Series 2005-3
                                                           Class 1A2, 5.209% due 8/25/2035 (c)                   61,976
                                               98,742   Irwin Home Equity Series 2005-C Class 1A1,
                                                           5.219% due 4/25/2030 (c)                              98,758
                                              300,000   MBNA Credit Card Master Note Trust Series
                                                           2001-C3 Class C3, 6.55% due 12/15/2008               301,071
                                              154,280   Morgan Stanley ABS Capital I, Inc. Series
                                                           2005-HE1 Class A2MZ, 5.259% due
                                                           12/25/2034 (c)                                       154,501

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                              FACE
                                             AMOUNT     ASSET-BACKED SECURITIES +                              VALUE
                                          -----------   ------------------------------------------------   ------------
                                       USD     54,946   Morgan Stanley ABS Capital I, Inc. Series
                                                           2005-NC2 Class A1MZ, 5.209% due
                                                           3/25/2035 (c)                                   $     54,945
                                               55,548   Morgan Stanley ABS Capital I, Inc. Series
                                                           2005-NC2 Class A2MZ, 5.209% due
                                                           3/25/2035 (c)                                         55,548
                                              223,851   New Century Home Equity Loan Trust Series
                                                           2004-3 Class A3, 5.349% due 11/25/2034 (c)           224,157
                                              134,970   New Century Home Equity Loan Trust Series
                                                           2005-2 Class A2MZ, 5.219% due 6/25/2035 (c)          134,991
                                               25,000   Option One Mortgage Loan Trust Series 2005-1
                                                           Class M5, 6.209% due 2/25/2035 (c)                    25,194
                                               51,074   Park Place Securities, Inc. Series 2005-WCH1
                                                           Class A1B, 5.259% due 1/25/2035 (c)                   51,141
                                               47,199   Park Place Securities, Inc. Series 2005-WCH1
                                                           Class A3D, 5.299% due 1/25/2035 (c)                   47,261
                                               30,000   Popular ABS Mortgage Pass-Through Trust
                                                           Series 2005-1 Class M2, 5.507% due 5/25/2035          29,098
                                              150,000   Residential Asset Mortgage Products, Inc.
                                                           Series 2004-RS11 Class A2, 5.229% due
                                                           12/25/2033 (c)                                       150,281
                                              100,000   Residential Asset Mortgage Products, Inc.
                                                           Series 2005-RS3 Class AI2, 5.129% due
                                                           3/25/2035 (c)                                        100,216
                                              200,000   Soundview Home Equity Loan Trust Series
                                                           2005-OPT3 Class A4, 5.259% due
                                                           11/25/2035 (c)                                       200,171
                                              150,000   Structured Asset Investment Loan Trust Series
                                                           2003-BC6 Class M1, 5.709% due 7/25/2033 (c)          150,584
                                              150,000   Structured Asset Investment Loan Trust Series
                                                           2003-BC7 Class M1, 5.709% due 7/25/2033 (c)          150,762
                                              100,000   Structured Asset Investment Loan Trust Series
                                                           2004-8 Class M4, 5.959% due 9/25/2034 (c)            100,550
                                               63,428   Structured Asset Securities Corp. Series
                                                           2004-23XS Class 2A1, 4.55% due 1/25/2035 (c)          62,782
                                              480,159   Wells Fargo Home Equity Trust Series 2004-2
                                                           Class A32, 5.299% due 2/25/2032 (c)                  481,406
                                               27,102   Whole Auto Loan Trust Series 2004-1 Class D,
                                                           5.60% due 3/15/2011                                  26,976
                                                                                                           ------------
                                                        TOTAL ASSET-BACKED SECURITIES
                                                           (COST - $4,811,525) - 6.8%                         4,799,149
                                                                                                           ------------

                                                        NON-GOVERNMENT AGENCY MORTGAGE-BACKED
                                                        SECURITIES+
                                                        ------------------------------------------------
COLLATERALIZED MORTGAGE                       121,625   Impac Secured Assets CMN Owner Trust Series
   OBLIGATIONS - 1.4%                                      2004-3 Class 1A4, 5.359% due 11/25/2034 (c)          122,015
                                              177,041   JPMorgan Mortgage Trust Series 2005-A2
                                                           Class 4A1, 5.211% due 4/25/2035 (c)                  172,145
                                              148,552   Morgan Stanley Mortgage Loan Trust Series
                                                           2006-3AR Class 2A3, 5.917% due 3/25/2036 (c)         148,947
                                              169,379   RAAC Series 2005-SP2 Class 2A, 5.259% due
                                                           6/25/2044 (c)                                        169,413
                                              224,254   Residential Accredit Loans, Inc. Series
                                                           2005-QS12 Class A8, 5.309% due 8/25/2035 (c)         224,510
                                               61,192   Structured Asset Securities Corp. Series
                                                           2005-GEL2 Class A, 5.239% due 4/25/2035 (c)          61,192
                                               96,383   Structured Asset Securities Corp. Series
                                                           2005-OPT1 Class A4M, 5.309% due
                                                           11/25/2035 (c)                                        96,382
                                               49,922   Washington Mutual Series 2005-AR2 Class B4,
                                                           5.859% due 1/25/2045 (c)                              49,672
                                                                                                           ------------
                                                                                                              1,044,276
                                                                                                           ------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                             FACE       NON-GOVERNMENT AGENCY MORTGAGE-BACKED
                                             AMOUNT     SECURITIES+                                            VALUE
                                          -----------   ------------------------------------------------   ------------
COMMERCIAL MORTGAGE-                   USD    150,000   Banc of America Commercial Mortgage, Inc.
   BACKED SECURITIES - 3.9%                                Series 2005-4 Class A5A, 4.933% due
                                                           7/10/2045                                       $    142,992
                                              200,000   Banc of America Commercial Mortgage, Inc.
                                                           Series 2005-6 Class A4, 5.354% due
                                                           9/10/2047 (c)                                        195,095
                                               50,000   Bear Stearns Commercial Mortgage Security
                                                           Series 2002-FL1A Class D, 5.28% due
                                                           8/03/2014 (b)(c)                                      50,016
                                              150,000   CS First Boston Mortgage Securities Corp.
                                                           Series 2005-C5 Class C, 5.10% due
                                                           8/15/2038 (c)                                        143,161
                                              400,000   GMAC Commercial Mortgage Securities, Inc.
                                                           Series 2004-C3 Class AAB, 4.702% due
                                                           12/10/2041                                           381,912
                                              100,000   GS Mortgage Securities Corp. II Series
                                                           2005-GG4 Class A2, 4.475% due 7/10/2039               96,620
                                              150,000   GS Mortgage Securities Corp. II Series
                                                           2006-GG6 Class A2, 5.506% due 4/10/2038 (c)          150,336
                                              150,000   GS Mortgage Securities Corp. II Series
                                                           2006-GG6 Class A4, 5.553% due 4/10/2038 (c)          149,568
                                              170,000   Greenwich Capital Commercial Funding Corp.
                                                           Series 2004-GG1 Class A4, 4.755%
                                                           due 6/10/2036                                        165,593
                                              200,000   Greenwich Capital Commercial Funding Corp.
                                                           Series 2005-GG5 Class B, 5.547% due
                                                           4/10/2037 (c)                                        195,282
                                              100,000   JPMorgan Chase Commercial Mortgage Securities
                                                           Corp. Series 2005-LDP2 Class A2, 4.575%
                                                           due 7/15/2042                                         96,841
                                              250,000   JPMorgan Chase Commercial Mortgage Securities
                                                           Corp. Series 2005-LDP4 Class A4, 4.918%
                                                           due 10/15/2042 (c)                                   237,885
                                              150,000   LB-UBS Commercial Mortgage Trust Series
                                                           2005-C3 Class A5, 4.739% due 7/15/2030               141,313
                                              100,000   LB-UBS Commercial Mortgage Trust Series 2005-C7
                                                           Class C, 5.35% due 11/15/2040 (c)                     97,279
                                                8,764   Nationslink Funding Corp. Series 1999-2
                                                           Class A3, 7.181% due 6/20/2031                         8,798
                                              500,000   Wachovia Bank Commercial Mortgage Trust Series
                                                        2005-C22 Class A4, 5.441% due 12/15/2044 (c)            491,091
                                                                                                           ------------
                                                                                                              2,743,782
                                                                                                           ------------
                                                        TOTAL NON-GOVERNMENT AGENCY MORTGAGE-BACKED
                                                           SECURITIES (COST - $3,884,779) - 5.3%              3,788,058
                                                                                                           ------------

                                                        GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+
                                                        ------------------------------------------------
                                            1,292,000   Fannie Mae Guaranteed Pass-Through
                                                           Certificates, 5.50% due 4/15/2036 (j)              1,260,912
                                               85,821   Fannie Mae Guaranteed Pass-Through
                                                           Certificates, 6% due 9/01/2035                        85,867
                                              114,097   Fannie Mae Guaranteed Pass-Through
                                                           Certificates, 6.50% due 7/01/2032                    116,734
                                            1,098,920   Freddie Mac Mortgage Participation
                                                           Certificates, 5% due 4/15/2036 (j)                 1,045,348
                                              106,263   Freddie Mac Mortgage Participation
                                                           Certificates, 5.50% due 9/01/2019                    105,576
                                              114,231   Freddie Mac Mortgage Participation
                                                           Certificates, 5.50% due 6/01/2035                    111,565
                                              187,867   Freddie Mac Mortgage Participation
                                                           Certificates, 6% due 6/01/2035                       187,990
                                               17,710   Freddie Mac Mortgage Participation
                                                           Certificates, 7% due 12/01/2031                       18,249
                                               45,889   Freddie Mac Mortgage Participation
                                                           Certificates, 7% due 7/01/2032                        47,262
                                                                                                           ------------
                                                        TOTAL GOVERNMENT AGENCY MORTGAGE-BACKED
                                                           SECURITIES (COST - $3,007,478) - 4.2%              2,979,503
                                                                                                           ------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                              FACE
                                             AMOUNT     U.S. GOVERNMENT & AGENCY OBLIGATIONS                   VALUE
                                          -----------   ------------------------------------------------   ------------
                                       USD    270,000   Fannie Mae, 4% due 2/28/2007                       $    267,292
                                              220,000   Fannie Mae, 7.125% due 1/15/2030                        272,516
                                              150,000   Federal Home Loan Bank System, 2.75% due
                                                           11/15/2006                                           147,838
                                               30,000   U.S. Treasury Bonds, 7.50% due 11/15/2016                36,251
                                               20,000   U.S. Treasury Bonds, 8.125% due 8/15/2019                25,953
                                               60,000   U.S. Treasury Bonds, 7.25% due 8/15/2022 (e)             74,405
                                               10,000   U.S. Treasury Bonds, 6.25% due 8/15/2023                 11,341
                                               10,000   U.S. Treasury Bonds, 6.625% due 2/15/2027                11,992
                                              154,000   U.S. Treasury Bonds, 5.375% due 2/15/2031               162,109
                                              545,000   U.S. Treasury Bonds, 4.50% due 2/15/2036                511,363
                                              160,777   U.S. Treasury Inflation Indexed Bonds,
                                                           3.875% due 1/15/2009                                 168,326
                                              142,385   U.S. Treasury Inflation Indexed Bonds,
                                                           3.50% due 1/15/2011                                  150,511
                                              311,478   U.S. Treasury Inflation Indexed Bonds, 1.625%
                                                           due 1/15/2015                                        293,945
                                              650,000   U.S. Treasury Notes, 4% due 8/31/2007                   642,408
                                                5,000   U.S. Treasury Notes, 4.375% due 1/31/2008                 4,958
                                               10,000   U.S. Treasury Notes, 3.75% due 5/15/2008                  9,785
                                               65,000   U.S. Treasury Notes, 4.50% due 2/15/2009                 64,436
                                               10,000   U.S. Treasury Notes, 3.875% due 5/15/2010                 9,645
                                               30,000   U.S. Treasury Notes, 3.625% due 6/15/2010                28,641
                                                5,000   U.S. Treasury Notes, 4.25% due 10/15/2010                 4,883
                                              550,000   U.S. Treasury Notes, 4.25% due 1/15/2011                536,357
                                              150,000   U.S. Treasury Notes, 4.50% due 2/28/2011                147,815
                                              580,000   U.S. Treasury Notes, 4.50% due 11/15/2015               562,827
                                              225,000   U.S. Treasury Notes, 4.50% due 2/15/2016                218,830
                                                                                                           ------------
                                                        TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                                           (COST - $4,415,361) - 6.2%                         4,364,427
                                                                                                           ------------
                                                        TOTAL FIXED INCOME SECURITIES
                                                           (COST - $22,817,887) - 31.8%                      22,481,941
                                                                                                           ------------

                                           BENEFICIAL
                                            INTEREST    SHORT-TERM SECURITIES
                                          -----------   ------------------------------------------------
                                       USD    388,732   Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                           Series I, 4.56% (c)(f)                               388,732
                                                                                                           ------------
                                                        TOTAL SHORT-TERM SECURITIES (COST - $388,732)
                                                           - 0.5%                                               388,732
                                                                                                           ------------

                                           NUMBER OF
                                          CONTRACTS++   OPTIONS PURCHASED
                                          -----------   ------------------------------------------------
PUT OPTIONS PURCHASED                               1   Pay a fixed rate of 5.95% and receive a floating
                                                           rate based on 3-month LIBOR, expiring
                                                           April 2007, Broker JPMorgan Chase Bank (k)            10,377
                                                                                                           ------------
                                                        TOTAL OPTIONS PURCHASED
                                                           (PREMIUMS PAID - $9,505) - 0.0%                       10,377
                                                                                                           ------------
                                                        TOTAL INVESTMENTS  (COST - $65,651,944) - 102.9%     72,854,309
                                                                                                           ------------
                                                        OPTIONS WRITTEN
                                                        ------------------------------------------------
PUT OPTIONS WRITTEN                                 1   Receive a fixed rate of 6.07% and pay a floating
                                                           rate based on 3-month LIBOR, expiring
                                                           April 2007, Broker JPMorgan Chase Bank (k)           (12,744)
                                                                                                           ------------
                                                        TOTAL OPTIONS WRITTEN
                                                           (PREMIUMS RECEIVED - $9,505) - 0.0%                  (12,744)
                                                                                                           ------------
                                                        TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
                                                           (COST - $65,642,439*)  - 102.9%                   72,841,565
                                                                                                           ------------
                                                        LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9%)       (2,053,449)
                                                                                                           ------------
                                                        NET ASSETS - 100.0%                                $ 70,788,116
                                                                                                           ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $66,189,834
                                ===========
Gross unrealized appreciation   $10,159,219
Gross unrealized depreciation    (3,507,488)
                                -----------
Net unrealized appreciation     $ 6,651,731
                                ===========

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

+ Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

++   One contract represents a notional amount of $1,000,000.

(a)  Depositary receipts.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c)  Floating rate security.

(d) Restricted security as to resale, representing 0.7% of net assets were as follows:

ISSUE                                      ACQUISITION DATE     COST       VALUE
-----                                      ----------------   --------   --------
Sigma Finance Corp., 7.46% due 3/31/2014       3/26/2004      $500,000   $500,639

(e) All or a portion of security held as collateral in connection with open financial futures contracts.

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                               NET       INTEREST
AFFILIATE                                    ACTIVITY     INCOME
---------                                  -----------   --------
Merrill Lynch Liquidity Series, LLC Cash
   Sweep Series I                          $(1,541,272)   $12,638

(g)  The security is a perpetual bond and has no stated maturity date.

(h)  Non-income producing security.

(i)  Convertible security.

(j) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

(k) This European style swaption, which can be exercised only on the expiration date represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

-    Financial futures contracts purchased as of March 31, 2006 were as follows:

NUMBER OF                                EXPIRATION      FACE       UNREALIZED
CONTRACTS   ISSUE                           DATE        VALUE      DEPRECIATION
---------   --------------------------   ----------   ----------   ------------
    11      5-Year U.S. Treasury Bond    June 2006    $1,155,199     $ (6,387)
     3      30-Year U.S. Treasury Bond   June 2006    $  339,313      (11,844)
                                                                     --------
TOTAL UNREALIZED DEPRECIATION - NET                                  $(18,231)
                                                                     ========

-    Financial futures contracts sold as of March 31, 2006 were as follows:

NUMBER OF                                EXPIRATION     FACE        UNREALIZED
CONTRACTS   ISSUE                           DATE        VALUE      APPRECIATION
---------   --------------------------   ----------   ----------   ------------
     4      2-Year U.S. Treasury Bond    June 2006    $  817,176      $ 1,738
    59      10-Year U.S. Treasury Bond   June 2006    $6,350,189       73,142
                                                                      -------
TOTAL UNREALIZED APPRECIATION - NET                                   $74,880
                                                                      =======

- Forward foreign exchange contracts sold as of March 31, 2006 were as follows:

FOREIGN         SETTLEMENT                                 UNREALIZED
CURRENCY SOLD      DATE                                   DEPRECIATION
-------------   ----------                                ------------
EUR 135,612     April 2006                                  $(1,154)
                                                            -------
TOTAL UNREALIZED DEPRECIATION ON FORWARD FOREIGN
   EXCHANGE CONTRACTS - NET (USD COMMITMENT - $163,016)     $(1,154)
                                                            =======

-    Currency Abbreviations:

EUR   Euro
USD   U.S. Dollar

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

-    Swap contracts outstanding as of March 31, 2006 were as follows:

                                                                              NOTIONAL      UNREALIZED
                                                                               AMOUNT      APPRECIATION
                                                                             ----------   --------------
Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR

Broker, Lehman Brothers Special Finance
Expires April 2006                                                           $1,100,000            --

Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers US Agency Index and pay a floating rate based on 1-month LIBOR minus 0.05%

Broker, Lehman Brothers Special Finance
Expires April 2006                                                           $  700,000            --

Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.12%

Broker, Lehman Brothers Special Finance
Expires May 2006                                                             $1,500,000            --

Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.01%

Broker, UBS Warburg
Expires May 2006                                                             $1,800,000            --

Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.03%

Broker, UBS Warburg
Expires June 2006                                                            $1,600,000            --

Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.13%

Broker, Lehman Brothers Special Finance
Expires August 2006                                                          $1,100,000            --

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                                                                            UNREALIZED
                                                                              NOTIONAL     APPRECIATION
                                                                               AMOUNT     (DEPRECIATION)
                                                                             ----------   --------------
Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.13%

Broker, Lehman Brothers Special Finance
Expires January 2007                                                         $  300,000            --

Bought credit default protection on Aon Corp. and pay 0.37%

Broker, Morgan Stanley Capital Services, Inc.
Expires January 2007                                                         $   50,000      $   (119)

Pay a fixed rate of 2.8025% and receive a floating rate based on 3-month
LIBOR

Broker, JPMorgan Chase Bank
Expires January 2007                                                         $   50,000           997

Receive a fixed rate of 4.095% and pay a floating rate based on 3-month
LIBOR
Broker, Citibank, N.A.
Expires September 2007                                                       $2,000,000       (33,848)

Receive a fixed rate of 3.401% and pay 3.875% on Treasury Inflation
Protected Securities (TIPS) adjusted principal

Broker, JPMorgan Chase Bank
Expires January 2009                                                         $  171,000        (3,764)

Sold credit default protection on Raytheon Co. and receive 0.73%

Broker, JPMorgan Chase Bank
Expires March 2009                                                           $   30,000           495

Bought credit default protection on Boeing Capital Corp. and pay 0.48%

Broker, JPMorgan Chase Bank
Expires March 2009                                                           $   30,000          (338)

Sold credit default protection on Nextel Communications, Inc. Class A and receive 1.72%

Broker, JPMorgan Chase Bank
Expires September 2009                                                       $   60,000         2,975

Bought credit default protection on Hewlett-Packard Co. and pay 0.31%

Broker, Lehman Brothers Special Finance
Expires December 2009                                                        $   65,000          (436)

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                                                                            UNREALIZED
                                                                              NOTIONAL     APPRECIATION
                                                                               AMOUNT     (DEPRECIATION)
                                                                             ----------   --------------
Bought credit default protection on Petroleos Mexicanos and pay 1.09%

Broker, Lehman Brothers Special Finance
Expires December 2009                                                        $  130,000      $ (1,879)

Sold credit default protection on Mexico Government International Bond and receive 0.92%

Broker, Lehman Brothers Special Finance
Expires June 2010                                                            $  130,000         1,656

Bought credit default protection on Morgan Stanley and pay 0.47%

Broker, HSBC Bank USA
Expires June 2010                                                            $   30,000          (320)

Bought credit default protection on Valero Energy Corp. and pay 1.03%

Broker, Deutsche Bank AG
Expires June 2010                                                            $   30,000          (844)

Bought credit default protection on Devon Energy Corp. and pay 0.48%

Broker, Deutsche Bank AG
Expires June 2010                                                            $   60,000          (663)

Sold credit default protection on BellSouth Corp. and receive 0.26%

Broker, Lehman Brothers Special Finance
Expires June 2010                                                            $   30,000           114

Bought credit default protection on Devon Energy Corp. and pay 0.50%

Broker, Lehman Brothers Special Finance
Expires June 2010                                                            $   60,000          (708)

Bought credit default protection on Valero Energy Corp. and pay 1.00%

Broker, Lehman Brothers Special Finance
Expires June 2010                                                            $   30,000          (844)

Bought credit default protection on Goldman Sachs Group, Inc.
and pay 0.45%

Broker, Lehman Brothers Special Finance
Expires June 2010                                                            $   30,000          (309)

Bought credit default protection on JPMorgan Chase & Co. and pay 0.44%

Broker, Morgan Stanley Capital Services, Inc.
Expires June 2010                                                            $   30,000          (320)

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                                                                            UNREALIZED
                                                                              NOTIONAL     APPRECIATION
                                                                               AMOUNT     (DEPRECIATION)
                                                                             ----------   --------------
Sold credit default protection on Wells Fargo & Co. and receive 0.195%

Broker, Deutsche Bank AG
Expires June 2010                                                            $   30,000      $    120

Sold credit default protection on Dow Jones CDX North America Investment
Grade Index Series 4 and receive 0.40%

Broker, Lehman Brothers Special Finance
Expires June 2010                                                            $  300,000         1,076

Sold credit default protection on CSX Corp. and receive 0.34%

Broker, JPMorgan Chase Bank
Expires December 2010                                                        $   60,000           262

Bought credit default protection on Sara Lee Corp. and pay 0.57%

Broker, Lehman Brothers Special Finance
Expires December 2010                                                        $   60,000          (182)

Bought credit default protection on Brunswick Corp. and pay 0.60%

Broker, JPMorgan Chase Bank
Expires December 2010                                                        $   60,000          (335)

Bought credit default protection on ConAgra Foods, Inc. and pay 0.57%

Broker, Lehman Brothers Special Finance
Expires December 2010                                                        $   60,000          (375)

Bought credit default protection on HJ Heinz Co. and pay 0.37%

Broker, UBS Warburg
Expires December 2010                                                        $   60,000           473

Bought credit default protection on CVS Corp. and pay 0.48%

Broker, Morgan Stanley Capital Services, Inc.
Expires December 2010                                                        $   60,000          (673)

Bought credit default protection on RadioShack Corp. and pay 1.16%

Broker, UBS Warburg
Expires December 2010                                                        $   60,000          (108)

Sold credit default protection on Goodrich Corp. and receive 0.44%

Broker, UBS Warburg
Expires December 2010                                                        $   60,000            90

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                                                                            UNREALIZED
                                                                              NOTIONAL     APPRECIATION
                                                                               AMOUNT     (DEPRECIATION)
                                                                             ----------   --------------
Bought credit default protection on Campbell Soup Co. and pay 0.26%

Broker, UBS Warburg
Expires December 2010                                                        $   60,000      $   (199)

Bought credit default protection on Kohl's Corp. and pay 0.39%

Broker, Morgan Stanley Capital Services, Inc.
Expires December 2010                                                        $   60,000          (421)

Bought credit default protection on TJX Cos, Inc. and pay 0.57%

Broker, Morgan Stanley Capital Services, Inc.
Expires December 2010                                                        $   60,000          (913)

Bought credit default protection on Limited Brands, Inc. and pay 1.065%

Broker, UBS Warburg
Expires December 2010                                                        $   60,000        (1,230)

Sold credit default protection on Dow Jones CDX North America Investment
Grade Index Series 5 and receive 0.45%

Broker, Deutsche Bank AG
Expires December 2010                                                        $  300,000           593

Bought credit default protection on Dow Jones CDX North America Investment
Grade Index Series 5 and pay 0.55%

Broker, Lehman Brothers Special Finance
Expires December 2010                                                        $  300,000        (1,740)

Bought credit default protection on Dow Jones CDX North America Investment
Grade Index Series 5 and pay 0.45%

Broker, JPMorgan Chase Bank
Expires December 2010                                                        $  145,000          (545)

Sold credit default protection on Dow Jones CDX North America Investment
Grade Index Series 5 and receive 0.45%

Broker, Lehman Brothers Special Finance
Expires December 2010                                                        $  290,000           700

Sold credit default protection on Dow Jones CDX North America Investment
Grade High Volatility Index Series 5 and receive 0.85%

Broker, Lehman Brothers Special Finance
Expires December 2010                                                        $  145,000         1,432

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                                                                            UNREALIZED
                                                                              NOTIONAL     APPRECIATION
                                                                               AMOUNT     (DEPRECIATION)
                                                                             ----------   --------------
Sold credit default protection on Dow Jones CDX North America Investment
Grade High Volatility Index Series 5 and receive 0.85%

Broker, JPMorgan Chase Bank
Expires December 2010                                                        $  145,000      $  1,511

Sold credit default protection on Lehman Brothers, Holdings Inc. and receive 0.271%

Broker, UBS Warburg
Expires December 2010                                                        $   60,000           132

Receive a fixed rate of 4.17% and pay 3.50% on Treasury Inflation
Protected Securities (TIPS) adjusted principal

Broker, Morgan Stanley Capital Services, Inc.
Expires January 2011                                                         $  150,000        (6,410)

Bought credit default protection on Kohl's Corp. and pay 0.43%

Broker, Lehman Brothers Special Finance
Expires March 2011                                                           $   60,000          (508)

Bought credit default protection on Campbell Soup Co. and pay 0.25%

Broker, Lehman Brothers Special Finance
Expires March 2011                                                           $   60,000          (156)

Bought credit default protection on Sara Lee Corp. and pay 0.604%

Broker, JPMorgan Chase Bank
Expires March 2011                                                           $   60,000          (221)

Bought credit default protection on Limited Brands, Inc. and pay 0.73%

Broker, Lehman Brothers Special Finance
Expires March 2011                                                           $   60,000          (273)

Sold credit default protection on Cytec Industries, Inc. and receive 0.85%

Broker, Morgan Stanley Capital Services, Inc.
Expires March 2011                                                           $   55,000           321

Sold credit default protection on Federated Department Stores, Inc. and receive 0.38%

Broker, JPMorgan Chase Bank
Expires March 2011                                                           $   60,000           130

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                                                                            UNREALIZED
                                                                              NOTIONAL     APPRECIATION
                                                                               AMOUNT     (DEPRECIATION)
                                                                             ----------   --------------
Receive a floating rate based on 1-month LIBOR plus 0.47%, which is capped at a fixed coupon of 6%, and pay a floating rate based on 1-month LIBOR

Broker, Credit Suisse First Boston
Expires June 2011                                                            $1,300,000      $ (2,631)

Receive a fixed rate of 4.95% and pay a floating rate based on 3-month
LIBOR

Broker, JPMorgan Chase Bank
Expires April 2017                                                           $1,340,000       (34,944)

Pay a fixed rate of 5.11% and receive a floating rate based on 3-month
LIBOR

Broker, JPMorgan Chase Bank
Expires April 2037                                                           $  770,000        31,158
                                                                                             --------
TOTAL                                                                                        $(52,021)
                                                                                             ========

FAM VARIABLE SERIES FUNDS, INC. - MERCURY BASIC VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                                                                                                         PERCENT OF
               INDUSTRY                          SHARES HELD   COMMON STOCKS                                 VALUE       NET ASSETS
               ------------------------------   ------------   --------------------------------------   --------------   ----------
ABOVE-         DIVERSIFIED
   AVERAGE        TELECOMMUNICATION SERVICES         562,900   AT&T, Inc.                               $   15,220,816       1.4%
   YIELD       METALS & MINING                       514,600   Alcoa, Inc.                                  15,726,176       1.5
               CAPITAL MARKETS                       570,700   The Bank of New York Co., Inc.               20,568,028       2.0
               DIVERSIFIED
                  TELECOMMUNICATION SERVICES         430,000   BellSouth Corp.                              14,899,500       1.4
               FOOD PRODUCTS                         261,300   ConAgra Foods, Inc.                           5,607,498       0.5
               MULTI-UTILITIES                       113,300   Dominion Resources, Inc.                      7,821,099       0.7
               CHEMICALS                             540,500   E.I. du Pont de Nemours & Co.                22,814,505       2.2
               OIL, GAS & CONSUMABLE FUELS           489,300   Exxon Mobil Corp.                            29,778,798       2.8
               INDUSTRIAL CONGLOMERATES              664,700   General Electric Co.                         23,118,266       2.2
               FOOD PRODUCTS                         436,000   General Mills, Inc.                          22,096,480       2.1
               PHARMACEUTICALS                       316,400   GlaxoSmithKline Plc (b)                      16,550,884       1.6
               AEROSPACE & DEFENSE                   302,300   Honeywell International, Inc.                12,929,371       1.2
               PAPER & FOREST PRODUCTS               889,000   International Paper Co.                      30,732,730       2.9
               DIVERSIFIED FINANCIAL SERVICES      1,012,776   JPMorgan Chase & Co.                         42,171,993       4.0
               PHARMACEUTICALS                       181,400   Johnson & Johnson                            10,742,508       1.0
               CHEMICALS                              69,100   PPG Industries, Inc.                          4,377,485       0.4
               CONTAINERS & PACKAGING                345,300   Packaging Corp. of America                    7,748,532       0.7
               PHARMACEUTICALS                       880,800   Pfizer, Inc.                                 21,949,536       2.1
               DIVERSIFIED
                  TELECOMMUNICATION SERVICES         427,100   Verizon Communications, Inc.                 14,547,026       1.4
                                                                                                        --------------     -----
                                                                                                           339,401,231      32.1
                                                                                                        --------------     -----
BELOW-         INSURANCE                             538,100   American International Group, Inc.           35,563,029       3.3
   AVERAGE     COMMERCIAL BANKS                      672,414   Bank of America Corp.                        30,621,733       2.9
   PRICE/      HEALTH CARE EQUIPMENT &
   EARNINGS       SUPPLIES                           382,700   Baxter International, Inc.                   14,852,587       1.4
   RATIO       DIVERSIFIED FINANCIAL SERVICES        505,720   Citigroup, Inc.                              23,890,213       2.2
               BEVERAGES                             761,900   Coca-Cola Enterprises, Inc.                  15,497,046       1.5
               SPECIALTY RETAIL                      651,800   Foot Locker, Inc.                            15,564,984       1.5
               INSURANCE                             700,500   Genworth Financial, Inc. Class A             23,417,715       2.2
               COMPUTERS & PERIPHERALS               478,731   Hewlett-Packard Co.                          15,750,250       1.5
               HOUSEHOLD DURABLES                    481,300   Koninklijke Philips Electronics NV           16,195,745       1.5
               HOTELS, RESTAURANTS &
                  LEISURE                            483,100   McDonald's Corp.                             16,599,316       1.6
               CAPITAL MARKETS                       612,600   Morgan Stanley                               38,483,532       3.6
               AEROSPACE & DEFENSE                   202,200   Northrop Grumman Corp.                       13,808,238       1.3
               PHARMACEUTICALS                       704,800   Schering-Plough Corp.                        13,384,152       1.3
               FOOD PRODUCTS                         208,400   Unilever NV (b)                              14,425,448       1.4
               IT SERVICES                         2,311,600   Unisys Corp. (a)                             15,926,924       1.5
                                                                                                        --------------     -----
                                                                                                           303,980,912      28.7
                                                                                                        --------------     -----
LOW PRICE-     OIL, GAS & CONSUMABLE FUELS            88,300   Anadarko Petroleum Corp.                      8,919,183       0.8
   TO-BOOK     SOFTWARE                              665,400   Borland Software Corp. (a)                    3,593,160       0.3
   VALUE       OIL, GAS & CONSUMABLE FUELS            74,000   Chevron Corp.                                 4,289,780       0.4
               MEDIA                                 549,400   Comcast Corp. Special Class A (a)(f)         14,350,328       1.4
               MACHINERY                             127,400   Deere & Co.                                  10,070,970       0.9
               ENERGY EQUIPMENT & SERVICES           585,500   GlobalSantaFe Corp. (f)                      35,569,125       3.4
               HOUSEHOLD PRODUCTS                    367,000   Kimberly-Clark Corp.                         21,212,600       2.0

FAM VARIABLE SERIES FUNDS, INC. - MERCURY BASIC VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                                                                                                         PERCENT OF
               INDUSTRY                          SHARES HELD   COMMON STOCKS                                 VALUE       NET ASSETS
               ------------------------------   ------------   --------------------------------------   --------------   ----------
               SEMICONDUCTORS &                    1,635,300   LSI Logic Corp. (a)                      $   18,904,068       1.8%
                  SEMICONDUCTOR EQUIPMENT
               ROAD & RAIL                           308,400   Norfolk Southern Corp.                       16,675,188       1.6
               SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT            246,400   Novellus Systems, Inc. (a)                    5,913,600       0.6
               AEROSPACE & DEFENSE                   609,700   Raytheon Co.                                 27,948,648       2.6
               ENERGY EQUIPMENT & SERVICES           199,200   Rowan Cos., Inc. (f)                          8,756,832       0.8
               INSURANCE                             768,108   The St. Paul Travelers Cos., Inc.            32,099,233       3.0
               COMPUTERS & PERIPHERALS             2,646,600   Sun Microsystems, Inc. (a)                   13,577,058       1.3
               MEDIA                               1,193,800   Time Warner, Inc.                            20,043,902       1.9
               INDUSTRIAL CONGLOMERATES              821,800   Tyco International Ltd.                      22,089,984       2.1
               MEDIA                                 451,700   Walt Disney Co. (f)                          12,597,913       1.2
                                                                                                        --------------     -----
                                                                                                           276,611,572      26.1
                                                                                                        --------------     -----
PRICE-TO-      FOOD & STAPLES RETAILING                7,900   The Kroger Co.                                  160,844       0.0
   EARNINGS    SOFTWARE                              193,600   Oracle Corp. (a)                              2,650,384       0.3
   PER SHARE   INSURANCE                             112,300   XL Capital Ltd. Class A                       7,199,553       0.7
               OFFICE ELECTRONICS                    353,600   Xerox Corp. (a)(f)                            5,374,720       0.5
                                                                                                        --------------     -----
                                                                                                            15,385,501       1.5
                                                                                                        --------------     -----
SPECIAL        SOFTWARE                              576,600   BEA Systems, Inc. (a)(f)                      7,570,758       0.7
  SITUATIONS   ENERGY EQUIPMENT & SERVICES           319,800   BJ Services Co. (f)                          11,065,080       1.0
               SPECIALTY RETAIL                      990,500   The Gap, Inc. (f)                            18,502,540       1.8
               COMPUTERS & PERIPHERALS               266,710   International Business Machines Corp.        21,995,574       2.1
               MEDIA                                 534,500   Interpublic Group of Cos., Inc. (a)(f)        5,109,820       0.5
               COMMUNICATIONS EQUIPMENT              534,400   Nokia Oyj (b)(f)                             11,072,768       1.0
               WIRELESS TELECOMMUNICATION
                  SERVICES                           609,700   Sprint Nextel Corp. (f)                      15,754,648       1.5
                                                                                                        --------------     -----
                                                                                                            91,071,188       8.6
                                                                                                        --------------     -----
                                                               TOTAL COMMON STOCKS
                                                               (COST - $880,205,716)                     1,026,450,404      97.0
                                                                                                        --------------     -----

                                                 BENEFICIAL
                                                  INTEREST              SHORT-TERM SECURITIES
                                                ------------   --------------------------------------
                                                $ 17,733,343   Merrill Lynch Liquidity Series, LLC
                                                               Cash Sweep Series I, 4.56% (c)(e)            17,733,343       1.7
                                                 104,299,000   Merrill Lynch Liquidity Series, LLC
                                                               Money Market Series, 4.75% (c)(d)(e)        104,299,000       9.8
                                                                                                        --------------     -----
                                                               TOTAL SHORT-TERM SECURITIES
                                                               (COST - $122,032,343)
                                                                                                           122,032,343      11.5
                                                                                                        --------------     -----
                                                               TOTAL INVESTMENTS
                                                               (COST - $1,002,238,059*)
                                                                                                         1,148,482,747     108.5
                                                               LIABILITIES IN EXCESS OF OTHER ASSETS       (89,758,667)     (8.5)
                                                                                                        --------------     -----
                                                               NET ASSETS                               $1,058,724,080     100.0%
                                                                                                        ==============     =====

FAM VARIABLE SERIES FUNDS, INC. - MERCURY BASIC VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

* The cost and unrealized appreciation (depreciation) of investments, as of March 31, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $1,010,503,276
                                ==============
Gross unrealized appreciation   $  172,395,620
Gross unrealized depreciation      (34,416,149)
                                --------------
Net unrealized appreciation     $  137,979,471
                                ==============

(a)  Non-income producing security.

(b)  Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                              NET       INTEREST
AFFILIATE                                                   ACTIVITY     INCOME
---------                                                 -----------   --------
Merrill Lynch Liquidity Series, LLC Cash Sweep Series I   $ 5,747,329   $169,023
Merrill Lynch Liquidity Series, LLC Money Market Series   $58,232,650   $ 15,394
                                                          -----------   --------

(d)  Security was purchased with the cash proceeds from securities loans.

(e)  Variable rate security.

(f)  Security, or portion of security, is on loan.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                              FACE
                                             AMOUNT     ASSET-BACKED SECURITIES +                              VALUE
                                          -----------   ------------------------------------------------   ------------
                                       USD    692,385   ACE Securities Corp. Series 2003-OP1 Class A2,
                                                           5.319% due 12/25/2033 (b)                       $    692,969
                                            2,000,000   ACE Securities Corp. Series 2005-ASP1 Class M1,
                                                           5.639% due 9/25/2035 (b)                           2,011,609
                                            5,200,000   ACE Securities Corp. Series 2005-HE6 Class A2B,
                                                           5.159% due 10/25/2035 (b)                          5,200,711
                                              683,995   Aegis Asset-Backed Securities Trust Series
                                                           2004-1 Class A, 5.309% due 4/25/2034 (b)             684,365
                                              986,667   Altius Funding Ltd. Series 2005-2A Class D,
                                                           7.58% due 12/05/2040 (a)(b)                          986,667
                                            1,800,000   Ameriquest Mortgage Securities, Inc. Series
                                                           2003-7 Class M1, 5.809% due 8/25/2033 (b)          1,821,792
                                            1,600,000   Ameriquest Mortgage Securities, Inc. Series
                                                           2004-R1 Class M2, 5.539% due 2/25/2034 (b)         1,605,716
                                            1,904,090   Argent Securities, Inc. Series 2004-W11 Class
                                                           A3, 5.319% due 11/25/2034 (b)                      1,905,757
                                            1,650,231   Bear Stearns Asset Backed Securities, Inc.
                                                           Series 2004-HE9 Class 1A2, 5.329% due
                                                           3/25/2032 (b)                                      1,651,929
                                            3,446,245   Bear Stearns Asset Backed Securities, Inc.
                                                           Series 2005-4 Class A, 5.289% due 1/25/2036
                                                           (b)                                                3,446,214
                                            5,300,000   Bear Stearns Asset Backed Securities, Inc.
                                                           Series 2005-HE10 Class A2, 5.249% due
                                                           8/25/2035 (b)                                      5,306,021
                                            2,000,000   Bear Stearns Asset Backed Securities, Inc.
                                                           Series 2005-SD1 Class 1A2, 5.259% due
                                                           7/25/2027 (b)                                      2,004,889
                                              470,000   Buckingham CDO Ltd. Series 2005-2A Class E,
                                                           7.83% due 4/05/2041 (a)(b)                           470,000
                                              448,350   CIT Equipment Collateral Series 2003-VT1 Class
                                                           A3A, 5.053% due 4/20/2007 (b)                        448,453
                                              256,355   California Infrastructure PG&E-1 Series 1997-1
                                                           Class A7, 6.42% due 9/25/2008                        257,447
                                              226,355   California Infrastructure SCE-1 Series 1997-1
                                                           Class A6, 6.38% due 9/25/2008                        227,406
                                              354,511   Capital Auto Receivables Asset Trust Series
                                                           2003-2 Class B, 5.181% due 1/15/2009 (b)             354,885
                                              900,000   Capital Auto Receivables Asset Trust Series
                                                           2004-2 Class D, 5.82% due 5/15/2012 (a)              886,100
                                            2,100,000   Countrywide Asset-Backed Certificates Series
                                                           2003-2 Class M1, 5.67% due 6/26/2033 (b)           2,106,876
                                              467,801   Countrywide Asset-Backed Certificates Series
                                                           2003-BC3 Class A2, 5.269% due 9/25/2033 (b)          468,295
                                            1,375,503   Countrywide Asset-Backed Certificates Series
                                                           2004-5 Class A, 5.409% due 10/25/2034 (b)          1,384,385
                                            1,600,000   Countrywide Asset-Backed Certificates Series
                                                           2004-5 Class M2, 5.629% due 7/25/2034 (b)          1,611,725
                                            1,750,000   Countrywide Asset-Backed Certificates Series
                                                           2004-13 Class AF4, 4.583% due 1/25/2033 (b)        1,727,424
                                            1,750,000   Countrywide Asset-Backed Certificates Series
                                                           2004-13 Class MF1, 5.071% due 12/25/2034 (b)       1,710,453
                                            1,950,000   Credit-Based Asset Servicing and Securitization
                                                           Series 2005-CB2 Class AV2, 5.159% due
                                                           4/25/2036 (b)                                      1,950,640
                                            1,000,000   Duke Funding High Grade II-S/EGAM, Ltd. Series
                                                           2006-1A Class D, 7.57% due 10/04/2050 (a)(b)       1,000,000
                                            2,800,000   Equifirst Mortgage Loan Trust Series 2004-2
                                                           Class M1, 5.509% due 7/25/2034 (b)                 2,815,403

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                              FACE
                                             AMOUNT                 ASSET-BACKED SECURITIES +                  VALUE
                                          -----------   ------------------------------------------------   -----------
                                       USD    402,033   First Franklin Mortgage Loan Asset-Backed
                                                           Certificates Series 2003-FF5 Class A2, 5.609%
                                                           due 3/25/2034 (b)                               $    401,095
                                            3,745,533   First Franklin Mortgage Loan Asset-Backed
                                                           Certificates Series 2004-FF10 Class A2,
                                                           5.359% due 12/25/2032 (b)                          3,753,915
                                            4,949,868   First Franklin Mortgage Loan Asset Backed
                                                           Certificates Series 2005-FF10 Class A6,
                                                           5.309% due 11/25/2035 (b)                          4,950,788
                                            2,850,000   GE Dealer Floorplan Master Note Trust Series
                                                           2004-2 Class B, 5.213% due 7/20/2009 (b)           2,855,051
                                            2,302,331   Home Equity Asset Trust Series 2005-1 Class A2,
                                                           5.239% due 5/25/2035 (b)                           2,306,485
                                            1,704,124   Home Equity Asset Trust Series 2005-3 Class 1A2,
                                                           5.209% due 8/25/2035 (b)                           1,704,341
                                            2,369,800   Irwin Home Equity Series 2005-C Class 1A1,
                                                           5.219% due 4/25/2030 (b)                           2,370,200
                                              495,980   Long Beach Mortgage Loan Trust Series 2002-4
                                                           Class 2A, 5.419% due 11/26/2032 (b)                  496,875
                                              895,102   Long Beach Mortgage Loan Trust Series 2004-1
                                                           Class A3, 5.259% due 2/25/2034 (b)                   895,662
                                            1,300,000   Morgan Stanley ABS Capital I, Inc. Series
                                                           2003-NC5 Class M2, 6.959% due 4/25/2033 (b)        1,307,445
                                              749,350   Morgan Stanley ABS Capital I, Inc. Series
                                                           2004-NC1 Class A2, 5.329% due 12/27/2033 (b)         750,064
                                              704,392   Morgan Stanley ABS Capital I, Inc. Series
                                                           2004-NC2 Class A2, 5.259% due 12/25/2033 (b)         705,185
                                            3,111,308   Morgan Stanley ABS Capital I, Inc. Series
                                                           2005-HE1 Class A2MZ, 5.259% due 12/25/2034
                                                           (b)                                                3,115,775
                                            1,126,392   Morgan Stanley ABS Capital I, Inc. Series
                                                           2005-NC2 Class A1MZ, 5.209% due 3/25/2035 (b)      1,126,381
                                            1,138,749   Morgan Stanley ABS Capital I, Inc. Series
                                                           2005-NC2 Class A2MZ, 5.209% due 3/25/2035 (b)      1,138,738
                                              613,929   New Century Home Equity Loan Trust Series 2004-2
                                                           Class A3, 5.209% due 8/25/2034 (b)                   614,061
                                            2,499,667   New Century Home Equity Loan Trust Series 2004-3
                                                           Class A3, 5.349% due 11/25/2034 (b)                2,503,092
                                            3,205,528   New Century Home Equity Loan Trust Series 2005-2
                                                           Class A2MZ, 5.219% due 6/25/2035 (b)               3,206,028
                                              825,551   Option One Mortgage Loan Trust Series 2003-4
                                                           Class A2, 5.279% due 7/25/2033 (b)                   826,702
                                              650,000   Option One Mortgage Loan Trust Series 2005-1
                                                           Class M5, 6.209% due 2/25/2035 (b)                   655,034
                                            1,378,986   Park Place Securities, Inc. Series 2005-WCH1
                                                           Class A1B, 5.259% due 1/25/2035 (b)                1,380,799
                                            1,061,978   Park Place Securities, Inc. Series 2005-WCH1
                                                           Class A3D, 5.299% due 1/25/2035 (b)                1,063,377
                                              750,000   Popular ABS Mortgage Pass-Through Trust Series
                                                           2005-1 Class M2, 5.507% due 5/25/2035                727,445
                                            3,700,000   Residential Asset Mortgage Products, Inc. Series
                                                           2004-RS11 Class A2, 5.229% due 12/25/2033 (b)      3,706,933
                                            2,650,000   Residential Asset Mortgage Products, Inc. Series
                                                           2005-RS3 Class AI2, 5.129% due 3/25/2035 (b)       2,655,725
                                            1,265,993   Residential Asset Securities Corp. Series
                                                           2003-KS5 Class AIIB, 5.249% due 7/25/2033 (b)      1,267,749
                                            4,500,000   Soundview Home Equity Loan Trust Series
                                                           2005-OPT3 Class A4, 5.259% due 11/25/2035 (b)      4,503,838

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                              FACE
                                             AMOUNT     ASSET-BACKED SECURITIES +                              VALUE
                                          -----------   ------------------------------------------------   ------------
                                       USD  3,250,000   Structured Asset Investment Loan Trust Series
                                                           2003-BC6 Class M1, 5.709% due 7/25/2033 (b)     $  3,262,650
                                            2,600,000   Structured Asset Investment Loan Trust Series
                                                           2003-BC7 Class M1, 5.709% due 7/25/2033 (b)        2,613,202
                                            1,090,000   Structured Asset Investment Loan Trust Series
                                                           2004-8 Class M4, 5.959% due 9/25/2034 (b)          1,096,000
                                            1,236,852   Structured Asset Securities Corp. Series
                                                           2004-23XS Class 2A1, 4.55% due 1/25/2035 (b)       1,224,247
                                            5,121,700   Wells Fargo Home Equity Trust Series 2004-2
                                                           Class A32, 5.299% due 2/25/2032 (b)                5,134,995
                                              352,324   Whole Auto Loan Trust Series 2004-1 Class D,
                                                           5.60% due 3/15/2011                                  350,687
                                                                                                           ------------
                                                        TOTAL ASSET-BACKED SECURITIES
                                                           (COST - $109,454,651) - 22.7%                    109,408,695
                                                                                                           ------------
                                                        GOVERNMENT & AGENCY OBLIGATIONS
                                                        ------------------------------------------------
                                            9,180,000   Fannie Mae, 4% due 2/28/2007                          9,087,925
                                            4,840,000   Fannie Mae, 7.125% due 1/15/2030                      5,995,342
                                            3,400,000   Federal Home Loan Bank System, 2.75% due
                                                           11/15/2006                                         3,350,982
                                              620,000   U.S. Treasury Bonds, 7.50% due 11/15/2016               749,183
                                              380,000   U.S. Treasury Bonds, 8.125% due 8/15/2019               493,109
                                            1,320,000   U.S. Treasury Bonds, 7.25% due 8/15/2022 (c)          1,636,903
                                              270,000   U.S. Treasury Bonds, 6.25% due 8/15/2023                306,218
                                              270,000   U.S. Treasury Bonds, 6.625% due 2/15/2027               323,789
                                            3,156,000   U.S. Treasury Bonds, 5.375% due 2/15/2031             3,322,182
                                           10,875,000   U.S. Treasury Bonds, 4.50% due 2/15/2036             10,203,806
                                            3,800,625   U.S. Treasury Inflation Indexed Bonds, 3.875%
                                                           due 1/15/2009                                      3,979,075
                                            3,321,557   U.S. Treasury Inflation Indexed Bonds, 3.50% due
                                                           1/15/2011                                          3,511,119
                                            7,008,255   U.S. Treasury Inflation Indexed Bonds, 1.625%
                                                           due 1/15/2015                                      6,613,767
                                           12,100,000   U.S. Treasury Notes, 4% due 8/31/2007 (h)            11,958,672
                                            1,540,000   U.S. Treasury Notes, 4.625% due 2/29/2008             1,533,805
                                              200,000   U.S. Treasury Notes, 3.75% due 5/15/2008                195,703
                                            6,805,000   U.S. Treasury Notes, 4.50% due 2/15/2009              6,745,987
                                              310,000   U.S. Treasury Notes, 3.875% due 5/15/2010               299,005
                                              590,000   U.S. Treasury Notes, 3.625% due 6/15/2010               563,266
                                              135,000   U.S. Treasury Notes, 4.25% due 10/15/2010               131,847
                                           11,385,000   U.S. Treasury Notes, 4.25% due 1/15/2011 (h)         11,102,595
                                              110,000   U.S. Treasury Notes, 5% due 2/15/2011                   110,894
                                            3,840,000   U.S. Treasury Notes, 4.50% due 2/28/2011              3,784,051
                                            5,330,000   U.S. Treasury Notes, 4.50% due 11/15/2015 (h)         5,172,184
                                            8,810,000   U.S. Treasury Notes, 4.50% due 2/15/2016              8,568,412
                                                                                                           ------------
                                                        TOTAL GOVERNMENT & AGENCY OBLIGATIONS
                                                           (COST - $100,582,541) - 20.7%                     99,739,821
                                                                                                           ------------
                                                        GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+
                                                        ------------------------------------------------
                                                        Fannie Mae Guaranteed Pass-Through Certificates:
                                            3,188,910      5% due 4/15/2036 (k)                               3,035,444
                                           19,684,000      5.50% due 4/15/2036 (k)                           19,210,364
                                              322,625      6% due 2/01/2017                                     327,139
                                            1,394,768      6.50% due 5/01/2032 - 7/01/2032                    1,426,660
                                                        Freddie Mac Mortgage Participation Certificates:
                                           14,740,333      5% due 4/15/2036 (k)                              14,021,742
                                            3,003,478      5.50% due 10/01/2034 - 3/01/2035                   2,933,460
                                            2,160,389      6% due 5/01/2035                                   2,161,800
                                            1,026,333      7% due 10/01/2031 - 9/01/2032                      1,057,169
                                              250,562      7.50% due 5/01/2032                                  261,770

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                              FACE
                                             AMOUNT     GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+          VALUE
                                          -----------   ------------------------------------------------   ------------
                                       USD  1,044,871   Ginnie Mae MBS Certificates, 6.50% due 4/15/2032
                                                           - 9/15/2034                                     $  1,083,175
                                                                                                           ------------
                                                        TOTAL GOVERNMENT AGENCY MORTGAGE-BACKED
                                                           SECURITIES (COST - $45,964,412) - 9.5%            45,518,723
                                                                                                           ------------
                                                        NON-GOVERNMENT AGENCY MORTGAGE-BACKED
                                                        SECURITIES+
                                                        ------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS         3,016,302   Impac Secured Assets CMN Owner Trust Series
   - 6.0%                                                  2004-3 Class 1A4, 5.359% due 11/25/2034 (b)        3,025,980
                                            2,200,000   Impac Secured Assets CMN Owner Trust Series
                                                           2004-3 Class M1, 5.559% due 11/25/2034 (b)         2,209,751
                                            3,496,554   JPMorgan Mortgage Trust Series 2005-A2 Class
                                                           4A1, 5.211% due 4/25/2035 (b)                      3,399,867
                                            2,525,392   Morgan Stanley Mortgage Loan Trust Series
                                                           2006-3AR Class 2A3, 5.917% due 3/25/2036 (b)       2,532,099
                                            4,488,546   RAAC Series 2005-SP2 Class 2A, 5.259% due
                                                           6/25/2044 (b)                                      4,489,451
                                            3,877,194   RMAC Plc Series 2003-NS2A Class A2C, 5.29% due
                                                           9/12/2035 (b)                                      3,886,702
                                            4,933,581   Residential Accredit Loans, Inc. Series
                                                           2005-QS12 Class A8, 5.309% due 8/25/2035 (b)       4,939,214
                                            1,254,442   Structured Asset Securities Corp. Series
                                                           2005-GEL2 Class A, 5.239% due 4/25/2035 (b)        1,254,430
                                            2,313,200   Structured Asset Securities Corp. Series
                                                           2005-OPT1 Class A4M, 5.309% due 11/25/2035
                                                           (b)                                                2,313,178
                                            1,098,276   Washington Mutual Series 2005-AR2 Class B4,
                                                           5.859% due 1/25/2045 (b)                           1,092,785
                                                                                                           ------------
                                                                                                             29,143,457
                                                                                                           ------------
COMMERCIAL MORTGAGE-BACKED                  4,100,000   Banc of America Commercial Mortgage, Inc. Series
   SECURITIES - 10.5%                                      2005-4  Class A5A, 4.933% due 7/10/2045            3,908,437
                                            4,600,000   Banc of America Commercial Mortgage, Inc. Series
                                                           2005-6 Class A4, 5.354% due 9/10/2047 (b)          4,487,195
                                            5,200,000   Banc of America Large Loan Series 2003-BBA2
                                                           Class A3, 5.221% due 11/15/2015 (b)                5,205,775
                                            1,250,000   Bear Stearns Commercial Mortgage Security
                                                           Series 2002-FL1A Class D, 5.28% due 8/03/2014
                                                           (a)(b)                                             1,250,391
                                            3,800,000   CS First Boston Mortgage Securities Corp. Series
                                                           2005-C5 Class C, 5.10% due 8/15/2038 (b)           3,626,753
                                            2,700,000   GS Mortgage Securities Corp. II Series 2005-GG4
                                                           Class A2, 4.475% due 7/10/2039                     2,608,735
                                            2,850,000   GS Mortgage Securities Corp. II Series 2006-GG6
                                                           Class A2, 5.506% due 4/10/2038 (b)                 2,856,380
                                            2,850,000   GS Mortgage Securities Corp. II Series 2006-GG6
                                                           Class A4, 5.553% due 4/10/2038 (b)                 2,841,799
                                            4,180,000   Greenwich Capital Commercial Funding Corp.
                                                           Series 2004-GG1 Class A4, 4.755% due
                                                           6/10/2036                                          4,071,644
                                            5,350,000   Greenwich Capital Commercial Funding Corp.
                                                           Series 2005-GG5 Class B, 5.547% due 4/10/2037
                                                           (b)                                                5,223,800
                                            2,700,000   JPMorgan Chase Commercial Mortgage Securities
                                                           Corp. Series 2005-LDP2 Class A2, 4.575% due
                                                           7/15/2042                                          2,614,706
                                            6,400,000   JPMorgan Chase Commercial Mortgage Securities
                                                           Corp. Series 2005-LDP4 Class A4, 4.918% due
                                                           10/15/2042 (b)                                     6,089,863
                                            2,950,000   LB-UBS Commercial Mortgage Trust Series 2005-C3
                                                           Class A5, 4.739% due 7/15/2030                     2,779,149
                                            2,700,000   LB-UBS Commercial Mortgage Trust Series 2005-C7
                                                           Class C, 5.35% due 11/15/2040 (b)                  2,626,521

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                              FACE      NON-GOVERNMENT AGENCY MORTGAGE-BACKED
                                             AMOUNT     SECURITIES+                                            VALUE
                                          -----------   ------------------------------------------------   -----------
                                       USD    271,682   Nationslink Funding Corp. Series 1999-2 Class
                                                           A3, 7.181% due 6/20/2031                        $    272,741
                                                                                                           ------------
                                                                                                             50,463,889
                                                                                                           ------------
                                                        TOTAL NON-GOVERNMENT AGENCY MORTGAGE-BACKED
                                                           SECURITIES (COST - $81,156,451) - 16.5%           79,607,346
                                                                                                           ------------
INDUSTRY                                                CORPORATE BONDS
------------------------------------                    ------------------------------------------------
AEROSPACE & DEFENSE - 0.7%                  1,765,000   Goodrich Corp., 6.60% due 5/15/2009                   1,819,445
                                              640,000   Honeywell International, Inc., 5.70% due
                                                           3/15/2036                                            622,080
                                              640,000   Raytheon Co., 8.30% due 3/01/2010                       700,569
                                                                                                           ------------
                                                                                                              3,142,094
                                                                                                           ------------
AIRLINES - 0.4%                               570,505   American Airlines, Inc. Series 2003-1, 3.857%
                                                           due 1/09/2012                                        543,187
                                              600,000   Continental Airlines, Inc. Series 2002-1, 6.563%
                                                           due 8/15/2013                                        619,280
                                              940,000   Southwest Airlines Co., 7.875% due 9/01/2007            970,370
                                                                                                           ------------
                                                                                                              2,132,837
                                                                                                           ------------
BEVERAGES - 0.2%                              330,000   Anheuser-Busch Cos., Inc., 5.95% due 1/15/2033          330,404
                                              540,000   Anheuser-Busch Cos., Inc., 5.75% due 4/01/2036          525,657
                                                                                                           ------------
                                                                                                                856,061
                                                                                                           ------------
BIOTECHNOLOGY - 0.9%                        4,250,000   Abgenix, Inc., 3.50% due 3/15/2007 (e)                4,207,500
                                                                                                           ------------
CAPITAL MARKETS - 1.5%                        790,000   FBG Finance Ltd., 5.875% due 6/15/2035 (a)              718,812
                                            2,145,000   Goldman Sachs Group, Inc., 5.70% due 9/01/2012        2,155,491
                                            1,355,000   Goldman Sachs Group, Inc., 5.25% due 10/15/2013       1,319,153
                                              545,000   Goldman Sachs Group, Inc., 6.125% due 2/15/2033         541,836
                                              740,000   Jefferies Group, Inc., 6.25% due 1/15/2036              694,506
                                              285,000   Mellon Funding Corp., 6.40% due 5/14/2011               296,736
                                            1,200,000   Morgan Stanley, 5.30% due 3/01/2013                   1,173,590
                                              500,000   State Street Bank & Trust Co., 5.30% due
                                                           1/15/2016                                            488,166
                                                                                                           ------------
                                                                                                              7,388,290
                                                                                                           ------------
CHEMICALS - 0.5%                            1,270,000   Cytec Industries, Inc., 5.50% due 10/01/2010          1,241,914
                                            1,130,000   Cytec Industries, Inc., 6% due 10/01/2015             1,091,213
                                                                                                           ------------
                                                                                                              2,333,127
                                                                                                           ------------
COMMERCIAL BANKS - 1.4%                       780,000   Bank of America Corp., 4.875% due 9/15/2012             755,052
                                              580,000   Bank One Corp., 8% due 4/29/2027                        704,946
                                            1,250,000   Barclays Bank Plc, 8.55% (a)(b)(f)                    1,406,410
                                              810,000   Corporacion Andina de Fomento, 6.875% due
                                                           3/15/2012                                            857,301
                                              635,000   HSBC Bank USA NA, 5.875% due 11/01/2034                 612,428
                                              425,000   Hudson United Bancorp, 8.20% due 9/15/2006              429,902
                                            1,100,000   Mizuho Capital Investment 1 Ltd., 6.686%
                                                           (a)(b)(f)                                          1,082,609
                                              770,000   Shinsei Finance II (Cayman) Ltd., 7.16%
                                                           (a)(b)(f)                                            765,457
                                                                                                           ------------
                                                                                                              6,614,105
                                                                                                           ------------
COMMERCIAL SERVICES & SUPPLIES -              610,000   Aramark Services, Inc., 5% due 6/01/2012                579,790
   0.1%                                     1,090,000   Cisco Systems, Inc., 5.50% due 2/22/2016              1,073,627
COMMUNICATIONS EQUIPMENT - 0.5%               325,000   Harris Corp., 5% due 10/01/2015                         303,302
                                            1,090,000   Harris Corp., 6.35% due 2/01/2028                     1,103,770
                                                                                                           ------------
                                                                                                              2,480,699
                                                                                                           ------------
COMPUTERS & PERIPHERALS -                     550,000   International Business Machines Corp., 5.875%
   0.1%                                                 due 11/29/2032                                          543,746
                                                                                                           ------------
CONSUMER FINANCE - 0.1%                       665,000   MBNA America Bank NA, 4.625% due 8/03/2009              651,486
                                                                                                           ------------
DIVERSIFIED FINANCIAL SERVICES -              510,000   CIT Group, Inc., 6% due 4/01/2036                       490,803
   3.7%                                     1,910,000   Citigroup, Inc., 5.625% due 8/27/2012                 1,920,377
                                              580,000   Citigroup, Inc., 5.85% due 12/11/2034                   569,659
                                            1,395,000   General Electric Capital Corp., 6.75% due
                                                           3/15/2032                                          1,553,443
                                            1,270,000   JPMorgan Chase & Co., 5.75% due 1/02/2013             1,278,495
                                              600,000   JPMorgan Chase & Co., 4.75% due 3/01/2015               564,588

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                              FACE
INDUSTRY                                     AMOUNT     CORPORATE BONDS                                        VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
                                       USD    585,000   JPMorgan Chase & Co., 4.891% due 9/01/2015 (b)     $    568,175
                                            1,200,000   Links Finance Corp., 5.16% due 9/15/2010 (b)          1,200,106
                                            1,200,000   Links Finance Corp. Series 54, 5.16% due
                                                           9/15/2010 (b)                                      1,200,106
                                            1,200,000   Links Finance Corp. Series 55, 5.16% due
                                                           9/15/2010 (b)                                      1,197,791
                                            4,850,000   Sigma Finance Corp., 7.249% due 8/15/2011 (b)(j)      4,850,000
                                            2,400,000   Sigma Finance Corp., 7.46% due 3/31/2014 (b)(j)       2,403,065
                                                                                                           ------------
                                                                                                             17,796,608
                                                                                                           ------------
DIVERSIFIED TELECOMMUNICATION                 500,000   BellSouth Corp., 6% due 11/15/2034                      466,319
   SERVICES - 1.1%                            570,000   Deutsche Telekom International Finance BV, 8.25%
                                                           due 6/15/2030                                        681,852
                                            1,620,000   GTE Corp., 6.84% due 4/15/2018                        1,688,518
                                              980,000   SBC Communications, Inc., 6.45% due 6/15/2034           964,625
                                              705,000   Telecom Italia Capital SA, 6% due 9/30/2034             634,232
                                              715,000   Verizon Global Funding Corp., 5.85% due
                                                           9/15/2035                                            641,315
                                                                                                           ------------
                                                                                                              5,076,861
                                                                                                           ------------
ELECTRIC UTILITIES - 2.5%                     650,000   AEP Texas Central Co., 6.65% due 2/15/2033              674,742
                                              890,000   AEP Texas Central Co. Series D, 5.50% due
                                                           2/15/2013                                            873,417
                                            1,128,000   FirstEnergy Corp., 7.375% due 11/15/2031              1,252,952
                                              480,000   Florida Power & Light Co., 5.40% due 9/01/2035          442,144
                                              500,000   Florida Power & Light Co., 5.65% due 2/01/2037          477,389
                                              575,000   Nevada Power Co., 6.65% due 4/01/2036 (a)               571,884
                                            3,350,000   PPL Capital Funding, 5.82% due 5/18/2006 (b)          3,350,221
                                              610,000   Progress Energy, Inc., 5.625% due 1/15/2016             598,406
                                            1,010,000   SPI Electricity & Gas Australia Holdings Pty
                                                           Ltd., 6.15% due 11/15/2013 (a)                     1,038,177
                                              780,000   Sierra Pacific Power Co., 6% due 5/15/2016 (a)          769,383
                                              740,000   Southern California Edison Co., 5.625% due
                                                           2/01/2036                                            692,676
                                              450,000   Virginia Electric and Power Co. Series B, 6% due
                                                           1/15/2036                                            426,589
                                              620,000   Westar Energy, Inc., 6% due 7/01/2014                   629,100
                                                                                                           ------------
                                                                                                             11,797,080
                                                                                                           ------------
ENERGY EQUIPMENT & SERVICES - 0.1%            515,000   Weatherford International Ltd., 5.50% due
                                                           2/15/2016                                            504,996
                                                                                                           ------------
FOOD & STAPLES RETAILING - 0.1%               705,000   Wal-Mart Stores, Inc., 5.25% due 9/01/2035              639,521
                                                                                                           ------------
FOOD PRODUCTS - 0.2%                          785,000   Tyson Foods, Inc., 6.60% due 4/01/2016                  775,353
                                                                                                           ------------
HEALTH CARE PROVIDERS & SERVICES -
   0.3%                                       540,000   UnitedHealth Group, Inc., 5.80% due 3/15/2036           514,225
                                              795,000   WellPoint, Inc., 5.85% due 1/15/2036                    751,138
                                                                                                           ------------
                                                                                                              1,265,363
                                                                                                           ------------
HOTELS, RESTAURANTS & LEISURE - 0.1%          610,000   Harrah's Operating Co., Inc., 5.625% due
                                                           6/01/2015                                            584,486
                                                                                                           ------------
HOUSEHOLD DURABLES - 1.2%                   1,600,000   American Greetings, 6.10% due 8/01/2028               1,605,600
                                            1,545,000   DR Horton, Inc., 5% due 1/15/2009                     1,511,059
                                              680,000   DR Horton, Inc., 6.875% due 5/01/2013                   692,612
                                              950,000   DR Horton, Inc., 5.625% due 9/15/2014                   892,944
                                            1,355,000   KB Home, 5.75% due 2/01/2014                          1,238,730
                                               65,000   KB Home, 5.875% due 1/15/2015                            59,254
                                                                                                           ------------
                                                                                                              6,000,199
                                                                                                           ------------
INDUSTRIAL CONGLOMERATES - 0.2%               800,000   Hutchison Whampoa International (03/33) Ltd.,
                                                           7.45% due 11/24/2033 (a)                             872,606
                                                                                                           ------------
INSURANCE - 1.5%                              985,000   Fund American Cos., Inc., 5.875% due 5/15/2013          967,781
                                            1,520,000   Montpelier Re Holdings Ltd., 6.125% due
                                                           8/15/2013                                          1,447,374
                                            1,260,000   NLV Financial Corp., 7.50% due 8/15/2033 (a)          1,321,279
                                            1,770,000   Prudential Holdings LLC, 8.695% due 12/18/2023 (a)    2,154,055

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                              FACE
INDUSTRY                                     AMOUNT     CORPORATE BONDS                                        VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
                                       USD    865,000   Willis Group North America, Inc., 5.625% due
                                                           7/15/2015                                       $    842,686
                                              680,000   XL Capital Ltd., 6.375% due 11/15/2024                  675,915
                                                                                                           ------------
                                                                                                              7,409,090
                                                                                                           ------------
MEDIA - 1.3%                                  485,000   Clear Channel Communications, Inc., 5.50% due
                                                           9/15/2014                                            448,140
                                            1,075,000   Comcast Corp., 6.45% due 3/15/2037                    1,034,367
                                              330,000   News America Holdings, 9.25% due 2/01/2013              389,158
                                              890,000   News America, Inc., 6.40% due 12/15/2035 (a)            850,959
                                              555,000   News America, Inc., 6.75% due 1/09/2038                 566,821
                                            1,790,000   Time Warner Companies, Inc., 9.125% due
                                                           1/15/2013                                          2,072,448
                                              770,000   Time Warner Entertainment Co. LP, 8.375% due
                                                           7/15/2033                                            886,279
                                                                                                           ------------
                                                                                                              6,248,172
                                                                                                           ------------
METALS & MINING - 0.3%                        585,000   Alcan, Inc., 5.75% due 6/01/2035                        544,447
                                            1,090,000   Vale Overseas Ltd., 6.25% due 1/11/2016               1,072,288
                                                                                                           ------------
                                                                                                              1,616,735
                                                                                                           ------------
MULTI-UTILITIES - 0.5%                        470,000   Consolidated Edison Co. of New York, 5.85% due
                                                           3/15/2036                                            460,103
                                              540,000   Dominion Resources, Inc., 5.95% due 6/15/2035           497,877
                                              875,000   Pacific Gas & Electric Co., 6.05% due 3/01/2034         856,258
                                              525,000   Puget Energy, Inc., 5.483% due 6/01/2035                480,928
                                                                                                           ------------
                                                                                                              2,295,166
                                                                                                           ------------
OFFICE ELECTRONICS - 0.3%                   1,675,000   Xerox Corp., 6.40% due 3/15/2016                      1,662,438
                                                                                                           ------------
OIL, GAS & CONSUMABLE FUELS - 2.3%            630,000   Consolidated Natural Gas Co., 5% due 12/01/2014         590,646
                                              725,000   Enterprise Products Operating LP Series B, 5.75%
                                                        due 3/01/2035                                           645,018
                                              876,000   Kern River Funding Corp., 4.893% due 4/30/2018
                                                           (a)                                                  846,531
                                              695,000   Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)         684,216
                                            3,350,000   Pemex Project Funding Master Trust, 6.21%
                                                        due 6/15/2010 (a)(b)                                  3,438,775
                                              770,000   Petro-Canada, 5.95% due 5/15/2035                       733,995
                                              620,000   Talisman Energy, Inc., 5.85% due 2/01/2037              582,835
                                              395,000   Texaco Capital, Inc., 8.625% due 6/30/2010              445,194
                                            2,110,000   Ultramar Diamond Shamrock Corp., 6.75% due
                                                           10/15/2037                                         2,229,856
                                              665,000   XTO Energy, Inc., 6.10% due 4/01/2036                   647,165
                                                                                                           ------------
                                                                                                             10,844,231
                                                                                                           ------------
PAPER & FOREST PRODUCTS - 0.3%              1,260,000   Celulosa Arauco y Constitucion SA, 8.625% due
                                                           8/15/2010                                          1,389,377
                                                                                                           ------------
PHARMACEUTICALS - 0.2%                        790,000   Wyeth, 6% due 2/15/2036                                 771,708
                                                                                                           ------------
REAL ESTATE - 0.5%                            500,000   Developers Diversified Realty Corp., 5.375% due
                                                           10/15/2012                                           486,709
                                              365,000   Developers Diversified Realty Corp., 5.50% due
                                                           5/01/2015                                            351,387
                                              775,000   Nationwide Health Properties, Inc., 6.59% due
                                                           7/07/2038                                            782,724
                                              810,000   Westfield Capital Corp. Ltd., 5.125% due
                                                           11/15/2014 (a)                                       773,191
                                                                                                           ------------
                                                                                                              2,394,011
                                                                                                           ------------
ROAD & RAIL - 0.6%                          1,795,000   BNSF Funding Trust I, 6.613% due 12/15/2055 (b)       1,759,495
                                              445,000   Canadian National Railway Co., 6.90% due
                                                           7/15/2028                                            499,599
                                              555,000   Norfolk Southern Corp., 7.05% due 5/01/2037             625,331
                                                                                                           ------------
                                                                                                              2,884,425
                                                                                                           ------------
SOFTWARE - 0.2%                             1,145,000   Oracle Corp., 5.25% due 1/15/2016 (a)                 1,098,390
                                                                                                           ------------
WIRELESS TELECOMMUNICATION SERVICES
   - 0.3%                                     506,000   AT&T Wireless Services, Inc., 8.75% due
                                                           3/01/2031                                            640,873
                                              615,000   America Movil SA de CV, 6.375% due 3/01/2035            578,243
                                              365,000   Sprint Capital Corp., 8.75% due 3/15/2032               456,344
                                                                                                           ------------
                                                                                                              1,675,460
                                                                                                           ------------
                                                        TOTAL CORPORATE BONDS (COST - $119,096,225) -
                                                           24.2%                                            116,532,011
                                                                                                           ------------
STATE                                                   MUNICIPAL BONDS
------------------------------------                    ------------------------------------------------
TEXAS - 0.3%                                1,270,000   Dallas, Texas, General Obligation, Series C,
                                                           5.25% due 2/15/2024                                1,264,666
                                                                                                           ------------
                                                        TOTAL MUNICIPAL BONDS (COST - $1,270,000) - 0.3%      1,264,666
                                                                                                           ------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                              FACE
INDUSTRY                                     AMOUNT     FOREIGN GOVERNMENT OBLIGATIONS                         VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
                                       EUR  3,190,000   Bundesobligation Series 143, 3.50% due
                                                           10/10/2008                                      $  3,870,985
                                       USD  1,370,000   Mexico Government International Bond, 9.875% due
                                                           2/01/2010                                          1,561,800
                                              596,000   Mexico Government International Bond, 6.375% due
                                                           1/16/2013                                            610,900
                                              565,000   Mexico Government International Bond, 5.875% due
                                                           1/15/2014                                            561,045
                                                                                                           ------------
                                                        TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                                                           (COST - $6,492,205) - 1.4%                         6,604,730
                                                                                                           ------------
                                                        PREFERRED SECURITIES
                                                        CAPITAL TRUSTS
                                                        ------------------------------------------------
COMMERCIAL BANKS - 0.9%                       665,000   BAC Capital Trust VI, 5.625% due 3/08/2035              618,040
                                            1,600,000   HSBC Finance Capital Trust IX, 5.911% due
                                                           11/30/2035 (b)                                     1,569,814
                                              770,000   MUFG Capital Finance 1 Ltd., 6.346% due
                                                           7/29/2049                                            763,170
                                            1,275,000   USB Capital IX, 6.189% (b)(f)                         1,263,758
                                                                                                           ------------
                                                                                                              4,214,782
                                                                                                           ------------
ELECTRIC UTILITIES - 0.1%                     585,000   Alabama Power Capital Trust V, 5.50% due
                                                           10/01/2042 (b)                                       579,487
                                                                                                           ------------
OIL, GAS & CONSUMABLE FUELS - 0.1%            560,000   Pemex Project Funding Master Trust, 7.375% due
                                                           12/15/2014                                           597,800
                                                                                                           ------------
                                                        TOTAL CAPITAL TRUSTS (COST - $5,475,757) - 1.1%       5,392,069
                                                                                                           ------------

                                             SHARES
                                              HELD      PREFERRED STOCKS
                                          -----------   ------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 0.4%              38,800   Fannie Mae, 7%                                        2,086,714
                                                                                                           ------------
                                                        TOTAL PREFERRED STOCKS (COST - $2,158,250) -
                                                           0.4%                                               2,086,714
                                                                                                           ------------

                                              FACE
                                             AMOUNT     TRUST PREFERRED
                                          -----------   ------------------------------------------------
AEROSPACE & DEFENSE - 0.7%             USD  3,685,000   RC Trust I, 7% due 5/15/2006                          3,658,583
                                                                                                           ------------
                                                        TOTAL TRUST PREFERRED (COST - $3,699,463) - 0.7%      3,658,583
                                                                                                           ------------
                                                        TOTAL PREFERRED SECURITIES (COST - $11,333,470)
                                                           - 2.3%                                            11,137,366
                                                                                                           ------------
                                                        SHORT-TERM SECURITIES
                                                        ------------------------------------------------
COMMERCIAL PAPER** - 10.6%                 24,000,000   Atlantic Asset Securitization Corp., 4.79% due
                                                           4/12/2006                                         23,971,260
                                            2,900,000   Greyhawk Funding LLC, 4.78% due 4/11/2006             2,896,920
                                           24,000,000   Rabobank USA Financial Corp., 4.83% due
                                                           4/03/2006                                         24,000,000
                                                                                                           ------------
                                                                                                             50,868,180
                                                                                                           ------------

                                           BENEFICIAL
                                            INTEREST
                                          -----------
                                       USD 27,312,750   Merrill Lynch Liquidity Series, LLC
                                                        Money Market Series, 4.75% (b)(g)(i)                 27,312,750
                                                                                                           ------------
                                                        TOTAL SHORT-TERM SECURITIES (COST - $78,180,930)
                                                           - 16..2%                                          78,180,930
                                                                                                           ------------

                                           NUMBER OF
                                          CONTRACTS++   OPTIONS PURCHASED
                                          -----------   ------------------------------------------------
PUT OPTIONS PURCHASED - 0.1%                       26   Pay a fixed rate of 5.95% and receive a floating
                                                           rate based on 3-month LIBOR, expiring April
                                                           2007, Broker JPMorgan Chase Bank (d)                 269,802
                                                                                                           ------------
                                                        TOTAL OPTIONS PURCHASED (PREMIUMS PAID -
                                                           $247,130) - 0.1%                                     269,802
                                                                                                           ------------
                                                        TOTAL INVESTMENTS (COST - $553,778,015) - 113.9%    548,264,090
                                                                                                           ------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                           NUMBER OF
                                          CONTRACTS++   OPTIONS WRITTEN                                        VALUE
                                          -----------   ------------------------------------------------   ------------
PUT OPTIONS WRITTEN - (0.1%)                       20   Receive a fixed rate of 6.07% and pay a floating
                                                           rate based on 3-month LIBOR, expiring April
                                                           2007, Broker JPMorgan Chase Bank (d)            $   (331,347)
                                                                                                           ------------
                                                        TOTAL OPTIONS WRITTEN (PREMIUMS
                                                           RECEIVED - $247,130) - (0.1%)                       (331,347)
                                                                                                           ------------
                                                        TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
                                                           (COST - $553,530,885*) - 113.8%                  547,932,743
                                                        LIABILITIES IN EXCESS OF OTHER ASSETS - (13.8%)     (66,529,419)
                                                                                                           ------------
                                                        NET ASSETS - 100.0%                                $481,403,324
                                                                                                           ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $554,492,351
                                ============
Gross unrealized appreciation   $  1,506,223
Gross unrealized depreciation     (8,065,831)
                                ------------
Net unrealized depreciation     $(6,559,608)
                                ============

** Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase.

+ Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns. As a result of prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.

++   One contract represents a notional amount of $1,000,000.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b)  Floating rate security.

(c) All or a portion of security held as collateral in connection with open financial futures contracts.

(d) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

(e)  Convertible security.

(f)  The security is a perpetual bond and has no stated maturity date.

(g)  Security was purchased with the cash proceeds from securities loans.

(h)  Security, or a portion of security, is on loan.

(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                           NET       INTEREST
AFFILIATE                               ACTIVITY      INCOME
---------                             ------------   --------
Merrill Lynch Liquidity Series, LLC
   Money Market Series                $ 14,982,750   $10,529

(j) Restricted securities as to resale, representing 1.5% of net assets, were as follows:

                                            ACQUISITION
ISSUE                                           DATE         COST         VALUE
-----                                       -----------   ----------   ----------
Sigma Finance Corp., 7.249% due 8/15/2011    2/13/2004    $4,850,000   $4,850,000
Sigma Finance Corp., 7.46% due 3/31/2014     3/26/2004     2,400,000    2,403,065
                                                          ----------   ----------
TOTAL                                                     $7,250,000   $7,253,065
                                                          ==========   ==========

(k) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

-    Financial futures contracts purchased as of March 31, 2006 were as follows:

NUMBER OF                               EXPIRATION       FACE       UNREALIZED
CONTRACTS             ISSUE                DATE         VALUE      DEPRECIATION
---------   -------------------------   ----------   -----------   ------------
   192      5-Year U.S. Treasury Note    June 2006   $20,163,484    $(111,484)

-    Financial futures contracts sold as of March 31, 2006 were as follows:

NUMBER OF                                EXPIRATION       FACE       UNREALIZED
CONTRACTS              ISSUE                DATE         VALUE      APPRECIATION
---------   --------------------------   ----------   -----------   ------------
   163       2-Year U.S. Treasury Note    June 2006   $33,299,882    $   70,804
   691      10-Year U.S. Treasury Note    June 2006   $74,406,017       890,095
   127      30-Year U.S. Treasury Bond    June 2006   $14,337,782       474,938
                                                                     ----------
TOTAL UNREALIZED APPRECIATION - NET                                  $1,435,837
                                                                     ==========

-    Forward foreign exchange contracts as of March 31, 2006 were as follows:

                                           SETTLEMENT    UNREALIZED
FOREIGN CURRENCY SOLD                         DATE      DEPRECIATION
---------------------                      ----------   ------------
EUR 3,302,317                              April 2006     $(28,112)
TOTAL UNREALIZED DEPRECIATION ON FORWARD                  --------
FOREIGN EXCHANGE CONTRACTS
                                                          --------
(USD COMMITMENT - $3,969,649)                             $(28,112)
                                                          ========

-    Swaps outstanding as of March 31, 2006 were as follows:

                                                                               NOTIONAL     UNREALIZED
                                                                                AMOUNT     APPRECIATION
                                                                             -----------   ------------
Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR

Broker, Lehman Brothers Special Finance
Expires April 2006                                                           $27,950,000             --

Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers US Agency Index and pay a floating rate based on 1-month LIBOR minus 0.05%

Broker, Lehman Brothers Special Finance
Expires April 2006 $ 15,600,000 -

Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.12%

Broker, Lehman Brothers Special Finance
Expires May 2006                                                             $35,600,000             --

Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.01%

Broker, UBS Warburg
Expires May 2006                                                             $36,200,000             --

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)


                                                                                             UNREALIZED
                                                                               NOTIONAL     APPRECIATION
                                                                                AMOUNT     (DEPRECIATION)
                                                                             -----------   --------------
Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.03%

Broker, UBS Warburg
Expires June 2006                                                            $43,550,000             --

Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.13%

Broker, Lehman Brothers Special Finance
Expires January 2007                                                         $13,300,000             --

Bought credit default protection on Aon Corp. and pay 0.37%

Broker, Morgan Stanley Capital Services, Inc.
Expires January 2007                                                         $ 1,345,000    $    (3,193)

Pay a fixed rate of 2.8025% and receive a floating rate based on 3-month
LIBOR

Broker, JPMorgan Chase Bank
Expires January 2007                                                         $ 1,345,000         25,583

Receive a fixed rate of 4.095% and pay a floating rate based on 3-month
LIBOR

Broker, Citibank, N.A.
Expires September 2007                                                       $48,000,000       (789,499)

Sold credit default protection on Sprint Capital Corp. and receive 1.50%

Broker, Morgan Stanley Capital Services, Inc.
Expires September 2008                                                       $ 1,980,000         63,784

Sold credit default protection on Comcast Cable Communications, Inc. and receive 1.15%

Broker, Morgan Stanley Capital Services, Inc.
Expires September 2008                                                       $ 1,980,000         45,708

Receive a fixed rate of 3.401% and pay 3.875% on Treasury Inflation
Protected Securities (TIPS) adjusted principal

Broker, JPMorgan Chase Bank
Expires January 2009                                                         $ 4,062,000        (89,280)

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)


                                                                                             UNREALIZED
                                                                               NOTIONAL     APPRECIATION
                                                                                AMOUNT     (DEPRECIATION)
                                                                             -----------   --------------
Sold credit default protection on Raytheon Co. and receive 0.73%

Broker, JPMorgan Chase Bank
Expires March 2009                                                           $   770,000    $    12,702

Bought credit default protection on Boeing Capital Corp. and pay 0.48%

Broker, JPMorgan Chase Bank
Expires March 2009                                                           $   770,000         (8,665)

Sold credit default protection on Nextel Communications, Inc. Class A and receive 1.72%

Broker, JPMorgan Chase Bank
Expires September 2009                                                       $ 1,365,000         67,692

Bought credit default protection on Hewlett-Packard Co. and pay 0.31%

Broker, Lehman Brothers Special Finance
Expires December 2009                                                        $ 1,375,000         (9,218)

Bought credit default protection on Petroleos Mexicanos and pay 1.09%

Broker, Lehman Brothers Special Finance
Expires December 2009                                                        $ 2,720,000        (39,315)

Sold credit default protection on Mexico Government International Bond and receive 0.92%

Broker, Lehman Brothers Special Finance
Expires December 2009                                                        $ 2,720,000         34,645

Bought credit default protection on Morgan Stanley and pay 0.47%

Broker, HSBC Bank USA
Expires June 2010                                                            $   720,000         (7,676)

Bought credit default protection on Valero Energy Corp. and pay 1.03%

Broker, Deutsche Bank AG
Expires June 2010                                                            $   720,000        (20,254)

Bought credit default protection on Devon Energy Corp. and pay 0.48%

Broker, Deutsche Bank AG
Expires June 2010                                                            $ 1,440,000        (15,906)

Sold credit default protection on BellSouth Corp. and receive 0.26%

Broker, Lehman Brothers Special Finance
Expires June 2010                                                            $   695,000          2,651

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)


                                                                                             UNREALIZED
                                                                               NOTIONAL     APPRECIATION
                                                                                AMOUNT     (DEPRECIATION)
                                                                             -----------   --------------
Bought credit default protection on Devon Energy Corp. and pay 0.50%

Broker, Lehman Brothers Special Finance
Expires June 2010                                                            $ 1,440,000    $   (17,004)

Bought credit default protection on Valero Energy Corp. and pay 1.00%

Broker, Lehman Brothers Special Finance
Expires June 2010                                                            $   720,000        (20,254)

Bought credit default protection on Goldman Sachs Group, Inc. and pay
   0.45%

Broker, Lehman Brothers Special Finance
Expires June 2010                                                            $   695,000         (7,148)

Bought credit default protection on JPMorgan Chase & Co. and pay 0.44%

Broker, Morgan Stanley Capital Services, Inc.
Expires June 2010                                                            $   695,000         (7,413)

Sold credit default protection on Wells Fargo & Co. and receive 0.195%

Broker, Deutsche Bank AG
Expires June 2010                                                            $   695,000          2,785

Sold credit default protection on Dow Jones CDX North America Investment
Grade Index Series 4 and receive 0.40%

Broker, Lehman Brothers Special Finance
Expires June 2010                                                            $ 6,970,000         24,990

Sold credit default protection on CSX Corp. and receive 0.34%

Broker, JPMorgan Chase Bank
Expires December 2010                                                        $ 1,395,000          6,089

Bought credit default protection on Sara Lee Corp. and pay 0.57%

Broker, Lehman Brothers Special Finance
Expires December 2010                                                        $ 1,395,000         (4,227)

Bought credit default protection on Brunswick Corp. and pay 0.60%

Broker, JPMorgan Chase Bank
Expires December 2010                                                        $ 1,355,000         (7,564)

Bought credit default protection on ConAgra Foods, Inc. and pay 0.57%

Broker, Lehman Brothers Special Finance
Expires December 2010                                                        $ 1,395,000         (8,711)

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)


                                                                                             UNREALIZED
                                                                               NOTIONAL     APPRECIATION
                                                                                AMOUNT     (DEPRECIATION)
                                                                             -----------   --------------
Bought credit default protection on HJ Heinz Co. and pay 0.37%

Broker, UBS Warburg
Expires December 2010                                                        $ 1,395,000    $    10,993

Bought credit default protection on CVS Corp. and pay 0.48%

Broker, Morgan Stanley Capital Services, Inc.
Expires December 2010                                                        $ 1,355,000        (15,207)

Bought credit default protection on RadioShack Corp. and pay 1.16%

Broker, UBS Warburg
Expires December 2010                                                        $ 1,355,000         (2,436)

Sold credit default protection on Goodrich Corp. and receive 0.44%

Broker, UBS Warburg
Expires December 2010                                                        $ 1,395,000          2,090

Bought credit default protection on Kohl's Corp. and pay 0.39%

Broker, Morgan Stanley Capital Services, Inc.
Expires December 2010                                                        $ 1,355,000         (9,501)

Bought credit default protection on Campbell Soup Co. and pay 0.26%

Broker, UBS Warburg
Expires December 2010                                                        $ 1,395,000         (4,623)

Bought credit default protection on TJX Cos., Inc. and pay 0.57%

Broker, Morgan Stanley Capital Services, Inc.
Expires December 2010                                                        $ 1,355,000        (20,631)

Bought credit default protection on Limited Brands, Inc. and pay 1.065%

Broker, UBS Warburg
Expires December 2010                                                        $ 1,355,000        (27,781)

Sold credit default protection on Dow Jones CDX North America Investment
Grade Index Series 5 and receive 0.45%

Broker, Deutsche Bank AG
Expires December 2010                                                        $ 6,055,000         11,972

Bought credit default protection on Dow Jones CDX North America Investment
Grade Index Series 5 and pay 0.55%

Broker, Lehman Brothers Special Finance
Expires December 2010                                                        $ 6,970,000        (40,421)

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)


                                                                                             UNREALIZED
                                                                               NOTIONAL     APPRECIATION
                                                                                AMOUNT     (DEPRECIATION)
                                                                             -----------   --------------
Bought credit default protection on Dow Jones CDX North America Investment
Grade Index Series 5 and pay 0.45%

Broker, JPMorgan Chase Bank
Expires December 2010                                                        $ 3,390,000    $   (12,745)

Sold credit default protection on Dow Jones CDX North America Investment
Grade Index Series 5 and receive 0.45%

Broker, Lehman Brothers Special Finance
Expires December 2010                                                        $ 6,785,000         16,367

Sold credit default protection on Dow Jones CDX North America Investment
Grade High Volatility Index Series 5 and receive 0.85%

Broker, Lehman Brothers Special Finance
Expires December 2010                                                        $ 3,390,000         33,476

Sold credit default protection on Lehman Brothers, Inc. and receive 0.271%

Broker, UBS Warburg
Expires December 2010                                                        $ 1,395,000          3,069

Receive a fixed rate of 4.17% and pay 3.50% on Treasury Inflation
Protected Securities (TIPS) adjusted principal

Broker, Morgan Stanley Capital Services, Inc.
Expires January 2011                                                         $ 3,500,000       (144,209)

Bought credit default protection on Kohl's Corp. and pay 0.43%

Broker, Lehman Brothers Special Finance
Expires March 2011                                                           $ 1,225,000        (10,381)

Bought credit default protection on Campbell Soup Co. and pay 0.25%

Broker, Lehman Brothers Special Finance
Expires March 2011                                                           $ 1,225,000         (3,181)

Bought credit default protection on Sara Lee Corp. and pay 0.604%

Broker, JPMorgan Chase Bank
Expires March 2011                                                           $ 1,225,000         (4,517)

Bought credit default protection on Limited Brands, Inc. and pay 0.73%

Broker, Lehman Brothers Special Finance
Expires March 2011                                                           $ 1,225,000         (5,565)

Sold credit default protection on Cytec Industries, Inc. and receive 0.85%

Broker, Morgan Stanley Capital Services, Inc.
Expires March 2011                                                           $ 1,170,000          6,832

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)


                                                                                             UNREALIZED
                                                                               NOTIONAL     APPRECIATION
                                                                                AMOUNT     (DEPRECIATION)
                                                                             -----------   --------------
Sold credit default protection on Federated Department Stores, Inc. and receive 0.38%

Broker, JPMorgan Chase Bank
Expires March 2011                                                           $ 1,210,000    $     2,620

Receive a floating rate based on 1-month LIBOR plus 0.47%, which is capped at a fixed coupon of 6%, and pay a floating rate based on 1-month LIBOR

Broker, Credit Suisse First Boston
Expires June 2011                                                            $32,000,000        (64,763)

Receive a fixed rate of 4.95% and pay a floating rate based on 3-month
LIBOR

Broker, JPMorgan Chase Bank
Expires April 2017                                                           $ 5,190,000       (139,669)

Pay a fixed rate of 5.11% and receive a floating rate based on 3-month
LIBOR

Broker, JPMorgan Chase Bank
Expires April 2037                                                           $ 3,720,000        159,454
                                                                                            -----------
TOTAL                                                                                       $(1,027,455)
                                                                                            ===========

-    Currency Abbreviations:

EUR   Euro
USD   U.S. Dollar

FAM VARIABLE SERIES FUNDS, INC. - MERCURY DOMESTIC MONEY MARKET V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                                                                      INTEREST    MATURITY
                                 FACE AMOUNT   ISSUE                                    RATE*       DATE          VALUE
                                 -----------   ------------------------------------   --------   ----------   ------------
BANK NOTES - 2.3%                $ 3,500,000   Bank of America, NA (a)                  4.81%     8/10/2006   $  3,500,000
                                   2,600,000   LaSalle National Bank                    4.10      7/26/2006      2,591,022
                                                                                                              ------------
                                               TOTAL BANK NOTES (COST - $6,100,000)                              6,091,022
                                                                                                              ------------
CERTIFICATES OF DEPOSIT - 6.6%     5,000,000   American Express Centurion Bank          4.70      4/18/2006      5,000,000
                                  12,000,000   First Tennessee Bank NA                  4.69      4/13/2006     12,000,000
                                                                                                              ------------
                                               TOTAL CERTIFICATES OF DEPOSIT
                                               (COST - $17,000,000)                                             17,000,000
                                                                                                              ------------
COMMERCIAL PAPER - 53.2%          11,500,000   CAFCO, LLC                               4.65      4/17/2006     11,478,757
                                   6,000,000   CC (USA) Inc. (Centauri)                 4.77      5/10/2006      5,970,585
                                   6,000,000   CC (USA) Inc. (Centauri)                 4.82      6/01/2006      5,952,234
                                   5,124,000   Chariot Funding, LLC                     4.60      4/04/2006      5,123,344
                                   7,000,000   Chariot Funding, LLC                     4.62      4/10/2006      6,993,657
                                   3,100,000   Ciesco, LLC                              4.78      5/12/2006      3,083,947
                                  12,500,000   Edison Asset Securitization, LLC         4.55      4/03/2006     12,500,000
                                  10,000,000   FCAR Owner Trust                         4.75      4/19/2006      9,978,889
                                   6,000,000   Falcon Asset Securitization Corp.        4.69      4/13/2006      5,992,183
                                   5,500,000   Falcon Asset Securitization Corp.        4.77      4/28/2006      5,481,819
                                   4,000,000   Jupiter Securitization Corp.             4.72      4/18/2006      3,992,125
                                   5,000,000   Jupiter Securitization Corp.             4.75      4/21/2006      4,988,125
                                   1,700,000   Morgan Stanley (a)                      4.945     11/17/2006      1,700,000
                                   7,500,000   New Center Asset Trust                   4.65      4/06/2006      7,497,094
                                   4,000,000   New Center Asset Trust                   4.75      4/21/2006      3,990,500
                                   3,100,000   PACCAR Financial Corp.                   4.53      4/05/2006      3,099,216
                                  12,000,000   Park Avenue Receivables Corp.            4.70      4/17/2006     11,977,989
                                   6,523,000   Preferred Receivables Funding Corp.      4.75      4/11/2006      6,516,115
                                   1,550,000   The Southern Company Funding Corp.       4.76      4/11/2006      1,548,360
                                   3,500,000   The Southern Company Funding Corp.       4.75      4/12/2006      3,495,835
                                   1,500,000   The Southern Company Funding Corp.       4.76      4/13/2006      1,498,017
                                   2,763,000   The Southern Company Funding Corp.       4.76      4/21/2006      2,756,424
                                   9,055,000   Yorktown Capital, LLC                    4.68      4/13/2006      9,043,228
                                   3,000,000   Yorktown Capital, LLC                    4.67      4/17/2006      2,994,552
                                                                                                              ------------
                                               TOTAL COMMERCIAL PAPER
                                               (COST - $137,653,365)                                           137,652,995
                                                                                                              ------------
CORPORATE BONDS - 1.0%             2,500,000   National City Bank - Ohio                2.50      4/17/2006      2,497,952
                                                                                                              ------------
                                               TOTAL CORPORATE BONDS
                                               (COST - $2,498,797)                                               2,497,952
                                                                                                              ------------
FUNDING AGREEMENTS - 7.9%          5,000,000   MetLife Funding, Inc. (a)(b)             4.73      4/03/2006      5,000,000
                                  10,500,000   Monumental Life Insurance Co. (a)(b)     4.79     11/22/2006     10,500,000
                                   5,000,000   New York Life Insurance Co. (a)(b)      4.889      5/26/2006      5,000,000
                                                                                                              ------------
                                               TOTAL FUNDING AGREEMENTS
                                               (COST - $20,500,000)                                             20,500,000
                                                                                                              ------------
MEDIUM-TERM NOTES - 6.2%           8,695,000   General Electric Capital Corp. (a)      4.853      4/17/2007      8,695,000
                                   4,100,000   Goldman Sachs Group, Inc. (a)           4.769      4/13/2007      4,100,000
                                   1,500,000   MetLife Funding, Inc. (a)               4.671      4/06/2007      1,500,000
                                   1,750,000   MetLife Funding, Inc. (a)               4.809      4/16/2007      1,750,000
                                                                                                              ------------
                                               TOTAL MEDIUM-TERM NOTES
                                               (COST - $16,045,000)                                             16,045,000
                                                                                                              ------------
U.S. GOVERNMENT, AGENCY &          3,000,000   Fannie Mae                               4.00      8/08/2006      2,989,626
   INSTRUMENTALITY OBLIGATIONS -   1,000,000   Fannie Mae                               3.00      9/20/2006        990,492
   NON-DISCOUNT - 16.7%            1,800,000   Fannie Mae                               4.15      7/13/2007      1,778,384
                                   2,350,000   Fannie Mae                              4.875      1/11/2008      2,337,679
                                     800,000   Fannie Mae                               4.96      2/08/2008        796,728

FAM VARIABLE SERIES FUNDS, INC. - MERCURY DOMESTIC MONEY MARKET V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                                                                      INTEREST    MATURITY
                                 FACE AMOUNT                   ISSUE                    RATE*       DATE          VALUE
                                 -----------   ------------------------------------   --------   ----------   ------------
                                 $ 5,000,000   Federal Home Loan Bank System (a)       4.605%     5/10/2006   $  4,999,342
                                   5,000,000   Federal Home Loan Bank System (a)        4.65      5/19/2006      4,999,350
                                   2,500,000   Federal Home Loan Bank System (a)        3.25      7/21/2006      2,486,903
                                   2,605,000   Federal Home Loan Bank System (a)       2.375      8/15/2006      2,580,323
                                   4,000,000   Federal Home Loan Bank System (a)        4.67      8/21/2006      3,999,086
                                   2,500,000   Federal Home Loan Bank System (a)        3.80     12/29/2006      2,475,863
                                   1,000,000   Federal Home Loan Bank System            3.45      1/10/2007        987,354
                                   1,000,000   Federal Home Loan Bank System (a)        4.00      6/13/2007        986,219
                                   1,500,000   Federal Home Loan Bank System            4.00      6/22/2007      1,480,092
                                     800,000   Federal Home Loan Bank System            4.21      9/14/2007        789,398
                                   1,800,000   Freddie Mac (a)                          3.82      7/14/2006      1,794,145
                                   1,300,000   Freddie Mac                              4.45      9/28/2007      1,287,854
                                     600,000   Freddie Mac                             4.595     10/05/2007        595,578
                                   1,000,000   Freddie Mac                             4.625     10/05/2007        993,060
                                     900,000   Freddie Mac                             4.655     10/11/2007        894,087
                                   1,000,000   Freddie Mac                             4.705     10/11/2007        994,153
                                   1,000,000   Freddie Mac                              4.75     10/24/2007        993,505
                                     900,000   U.S. Treasury Notes                     4.375      1/31/2008        892,512
                                                                                                              ------------
                                               TOTAL U.S. GOVERNMENT, AGENCY &
                                               INSTRUMENTALITY OBLIGATIONS -
                                               NON-DISCOUNT (COST - $43,300,636)                                43,121,733
                                                                                                              ------------

REPURCHASE AGREEMENTS - 6.2%      16,031,000   UBS Securities LLC, purchased on
                                               3/31/2006 to yield 4.81% to
                                               4/03/2006, repurchase price
                                               $16,037,426 collateralized by
                                               Freddie Mac, 4.625% due 2/21/2008                                16,031,000
                                                                                                              ------------
                                               TOTAL REPURCHASE AGREEMENTS
                                               (COST - $16,031,000)                                             16,031,000
                                                                                                              ------------
                                               TOTAL INVESTMENTS
                                               (COST - $259,128,798**)  - 100.1%                               258,939,702
                                               LIABILITIES IN EXCESS
                                               OF OTHER ASSETS - (0.1%)                                           (332,564)
                                                                                                              ------------
                                               NET ASSETS - 100.0%                                            $258,607,138
                                                                                                              ============

* Commercial Paper and certain U.S. Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. The interest rates on variable rate securities are adjusted periodically based upon appropriate indexes: the interest rates shown are the rates in effect at March 31, 2006.

** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $259,128,798
                                ============
Gross unrealized appreciation             --
Gross unrealized depreciation   $   (189,096)
                                ------------
Net unrealized depreciation     $   (189,096)
                                ============

(a)  Variable rate notes.

(b) Restricted securities as to resale, representing 7.9% of net assets, were as follows:

                                                      ACQUISITION
ISSUE                                                     DATE          COST         VALUE
-----                                                 -----------   -----------   -----------
MetLife Funding, Inc., 4.73% due 4/03/2006              4/01/2005   $ 5,000,000   $ 5,000,000
Monumental Life Insurance Co., 4.79% due 11/22/2006    10/26/2005    10,500,000    10,500,000
New York Life Insurance Co., 4.889% due 5/26/2006       5/27/2005     5,000,000     5,000,000
                                                                    -----------   -----------
TOTAL                                                               $20,500,000   $20,500,000
                                                                    ===========   ===========

FAM VARIABLE SERIES FUNDS, INC. - MERCURY FUNDAMENTAL GROWTH V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

INDUSTRY                                  SHARES HELD   COMMON STOCKS                                          VALUE
--------                                  -----------   ------------------------------------------------   ------------
AEROSPACE & DEFENSE - 5.1%                     47,200   Boeing Co.                                         $  3,678,296
                                               42,600   Lockheed Martin Corp.                                 3,200,538
                                               35,000   United Technologies Corp.                             2,028,950
                                                                                                           ------------
                                                                                                              8,907,784
                                                                                                           ------------
BEVERAGES - 1.2%                               36,400   PepsiCo, Inc.                                         2,103,556
                                                                                                           ------------
BIOTECHNOLOGY - 4.3%                           61,900   Amgen, Inc. (c)                                       4,503,225
                                               46,000   Genzyme Corp. (c)                                     3,092,120
                                                                                                           ------------
                                                                                                              7,595,345
                                                                                                           ------------
CAPITAL MARKETS - 1.6%                         29,800   Franklin Resources, Inc.                              2,808,352
                                                                                                           ------------
CHEMICALS - 8.7%                               52,200   Air Products & Chemicals, Inc.                        3,507,318
                                              105,400   The Dow Chemical Co.                                  4,279,240
                                               61,600   E.I. du Pont de Nemours & Co.                         2,600,136
                                               67,500   Nalco Holding Co. (c)                                 1,194,750
                                               68,900   Praxair, Inc.                                         3,799,835
                                                                                                           ------------
                                                                                                             15,381,279
                                                                                                           ------------
COMMERCIAL BANKS - 2.5%                        58,800   Bank of America Corp.                                 2,677,752
                                                  160   Sumitomo Mitsui Financial Group, Inc.                 1,762,861
                                                                                                           ------------
                                                                                                              4,440,613
                                                                                                           ------------
COMMUNICATIONS EQUIPMENT - 1.6%                74,600   Telefonaktiebolaget LM Ericsson (a)                   2,813,912
                                                                                                           ------------
CONSTRUCTION & ENGINEERING - 0.6%               7,400   Fluor Corp.                                             634,920
                                                5,700   Jacobs Engineering Group, Inc. (c)                      494,418
                                                                                                           ------------
                                                                                                              1,129,338
                                                                                                           ------------
DIVERSIFIED FINANCIAL SERVICES - 1.3%          47,600   Citigroup, Inc.                                       2,248,624
                                                                                                           ------------
ENERGY EQUIPMENT & SERVICES - 14.0%            52,400   Baker Hughes, Inc. (d)                                3,584,160
                                               42,900   Grant Prideco, Inc. (c)                               1,837,836
                                               70,900   Halliburton Co. (d)                                   5,177,118
                                               41,700   National Oilwell Varco, Inc. (c)                      2,673,804
                                               47,300   Schlumberger Ltd. (d)                                 5,986,761
                                               67,400   Transocean, Inc. (c)(d)                               5,412,220
                                                                                                           ------------
                                                                                                             24,671,899
                                                                                                           ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.8%        61,300   Alcon, Inc.                                           6,391,138
                                               39,300   Medtronic, Inc.                                       1,994,475
                                                                                                           ------------
                                                                                                              8,385,613
                                                                                                           ------------
HEALTH CARE PROVIDERS & SERVICES - 7.8%        48,400   Caremark Rx, Inc.                                     2,380,312
                                                9,600   Covance, Inc. (c)                                       564,000
                                               28,800   Sierra Health Services, Inc. (c)                      1,172,160
                                               75,800   UnitedHealth Group, Inc.                              4,234,188
                                               68,600   WellPoint, Inc. (c)                                   5,311,698
                                                                                                           ------------
                                                                                                             13,662,358
                                                                                                           ------------
HOTELS, RESTAURANTS & LEISURE - 4.0%          110,200   Starbucks Corp. (c)                                   4,147,928
                                                8,400   Station Casinos, Inc.                                   666,708
                                               43,600   Yum! Brands, Inc.                                     2,130,296
                                                                                                           ------------
                                                                                                              6,944,932
                                                                                                           ------------
HOUSEHOLD PRODUCTS - 4.0%                     122,500   Procter & Gamble Co.                                  7,058,450
                                                                                                           ------------
IT SERVICES - 4.8%                             37,100   Cognizant Technology Solutions Corp. (c)              2,207,079
                                               27,800   Hewitt Associates, Inc. Class A (c)                     826,772
                                               28,800   Infosys Technologies Ltd.                             1,926,366
                                              123,600   Satyam Computer Services Ltd.                         2,355,237
                                               25,400   Tata Consultancy Services Ltd.                        1,090,977
                                                                                                           ------------
                                                                                                              8,406,431

FAM VARIABLE SERIES FUNDS, INC. - MERCURY FUNDAMENTAL GROWTH V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

INDUSTRY                                  SHARES HELD   COMMON STOCKS                                          VALUE
--------                                  -----------   ------------------------------------------------   ------------
INDUSTRIAL CONGLOMERATES - 7.2%                71,300   3M Co.                                             $  5,396,697
                                              209,700   General Electric Co.                                  7,293,366
                                                                                                           ------------
                                                                                                             12,690,063
                                                                                                           ------------
INTERNET & CATALOG RETAIL - 1.7%               77,700   eBay, Inc. (c)                                        3,034,962
                                                                                                           ------------
INTERNET SOFTWARE & SERVICES - 2.8%             3,900   Google, Inc. Class A (c)                              1,521,000
                                              105,600   Yahoo!, Inc. (c)                                      3,406,656
                                                                                                           ------------
                                                                                                              4,927,656
                                                                                                           ------------
MACHINERY - 4.4%                               43,600   Caterpillar, Inc.                                     3,130,916
                                               42,200   ITT Industries, Inc.                                  2,372,484
                                               69,100   Pall Corp.                                            2,155,229
                                                                                                           ------------
                                                                                                              7,658,629
                                                                                                           ------------
MEDIA - 1.3%                                   83,100   Walt Disney Co.                                       2,317,659
                                                                                                           ------------
OIL, GAS & CONSUMABLE FUELS - 8.9%            158,300   Exxon Mobil Corp.                                     9,634,138
                                               30,300   Sunoco, Inc.                                          2,350,371
                                               62,400   Valero Energy Corp.                                   3,730,272
                                                                                                           ------------
                                                                                                             15,714,781
                                                                                                           ------------
PHARMACEUTICALS - 0.3%                         25,100   MGI Pharma, Inc. (c)                                    439,250
                                                                                                           ------------
SPECIALTY RETAIL - 2.3%                       158,650   Staples, Inc.                                         4,048,748
                                                                                                           ------------
TEXTILES, APPAREL & LUXURY GOODS - 2.6%        72,700   Coach, Inc. (c)                                       2,513,966
                                               24,100   Nike, Inc. Class B                                    2,050,910
                                                                                                           ------------
                                                                                                              4,564,876
                                                                                                           ------------
TOBACCO - 1.7%                                 43,400   Altria Group, Inc.                                    3,075,324
                                                                                                           ------------
                                                        TOTAL COMMON STOCKS
                                                        (COST - $146,234,401) - 99.5%
                                                                                                           $175,030,434
                                                                                                           ============

                                           BENEFICIAL
                                            INTEREST    SHORT-TERM SECURITIES
                                          -----------   ------------------------------------------------
                                          $   670,190   Merrill Lynch Liquidity Series, LLC
                                                        Cash Sweep Series I, 4.56% (b)(e)                       670,190
                                           11,968,300   Merrill Lynch Liquidity Series, LLC
                                                        Money Market Series, 4.75% (b)(e)(f)                 11,968,300
                                                                                                           ------------
                                                        TOTAL SHORT-TERM SECURITIES
                                                        (COST - 12,638,490) - 7.2%                           12,638,490
                                                                                                           ------------
                                                        TOTAL INVESTMENTS
                                                        (COST - $158,872,891*) - 106.7%                     187,668,924
                                                        LIABILITIES IN EXCESS OF OTHER ASSETS - (6.7%)      (11,840,798)
                                                                                                           ------------
                                                        NET ASSETS - 100.0%                                $175,828,126
                                                                                                           ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $158,972,160
                                ============
Gross unrealized appreciation   $ 31,248,873
Gross unrealized depreciation     (2,552,109)
                                ------------
Net unrealized appreciation     $ 28,696,764
                                ============

(a)  Depositary receipts

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                              NET       INTEREST
AFFILIATE                                                   ACTIVITY     INCOME
---------                                                 -----------   --------
Merrill Lynch Liquidity Series, LLC Cash Sweep Series I   $(6,201,807)   $28,841
Merrill Lynch Liquidity Series, LLC Money Market Series   $ 2,621,400    $ 7,530

FAM VARIABLE SERIES FUNDS, INC. - MERCURY FUNDAMENTAL GROWTH V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

(c)  Non-income producing security.

(d)  Security, or a portion of security, is on loan.

(e)  Variable rate security.

(f)  Security was purchased with the cash proceeds from securities loans.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                     SHARES HELD   COMMON STOCKS                            VALUE
-------                 --------                                     -----------   -------------                        ------------
AUSTRALIA - 1.1%        BEVERAGES - 0.0%                                  56,900   Coca-Cola Amatil Ltd.                $    293,339
                        CAPITAL MARKETS - 0.1%                            22,100   Macquarie Bank Ltd.                     1,019,251
                        METALS & MINING - 0.5%                            67,000   BHP Billiton Ltd.                       1,337,678
                                                                          34,700   Newcrest Mining Ltd.                      578,486
                                                                          23,300   Rio Tinto Ltd.                          1,310,015
                                                                          54,200   Zinifex Ltd.                              368,694
                                                                                                                        ------------
                                                                                                                           3,594,873
                                                                                                                        ------------
                        OIL, GAS & CONSUMABLE FUELS - 0.1%                49,700   Excel Coal Ltd.                           265,789
                                                                          11,000   Woodside Petroleum Ltd.                   356,724
                                                                                                                        ------------
                                                                                                                             622,513
                                                                                                                        ------------
                        TRANSPORTATION INFRASTRUCTURE - 0.4%             105,000   Macquarie Airports                        252,312
                                                                         606,500   Macquarie Infrastructure Group          1,647,686
                                                                         127,500   Transurban Group                          612,758
                                                                                                                        ------------
                                                                                                                           2,512,756
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN AUSTRALIA        8,042,732
                                                                                                                        ------------
BELGIUM - 0.1%          LEISURE EQUIPMENT & PRODUCTS - 0.1%               37,177   AGFA-Gevaert NV                           707,242
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN BELGIUM            707,242
                                                                                                                        ------------
BERMUDA - 0.2%          INSURANCE - 0.2%                                  15,900   IPC Holdings, Ltd.                        445,995
                                                                          31,700   Platinum Underwriters Holdings
                                                                                   Ltd.                                      922,470
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN BERMUDA          1,368,465
                                                                                                                        ------------
BRAZIL - 1.4%           AIRLINES - 0.0%                                    8,200   Gol - Linhas Aereas Inteligentes
                                                                                   SA (i)                                    219,760
                        CHEMICALS - 0.1%                                  46,500   Braskem SA                                345,333
                        COMMERCIAL BANKS - 0.0%                            3,200   Uniao de Bancos Brasileiros SA (i)        236,512
                        CONSTRUCTION & ENGINEERING - 0.1%                 28,100   Obrascon Huarte Lain Brasil SA (j)        353,418
                        ELECTRIC UTILITIES - 0.0%                          5,800   Cia Energetica de Minas Gerais
                                                                                   (i)(j)                                    263,726
                        FOOD PRODUCTS - 0.1%                              11,500   Cosan SA Industria e Comercio (j)         786,234
                        INTERNET & CATALOG RETAIL - 0.1%                  17,400   Submarino SA                              448,507
                        METALS & MINING - 0.2%                            20,400   Companhia Vale do Rio Doce
                                                                                   (Preference 'A' Shares) (i)               881,892
                                                                          16,800   Usinas Siderurgicas de Minas
                                                                                   Gerais SA Preferred Class A               621,119
                                                                                                                        ------------
                                                                                                                           1,503,011
                                                                                                                        ------------
                        OIL, GAS & CONSUMABLE FUELS - 0.6%                49,100   Petroleo Brasileiro SA (i)              4,255,497
                        PAPER & FOREST PRODUCTS - 0.0%                     4,500   Aracruz Celulose SA (i)                   238,230
                        SOFTWARE - 0.1%                                   26,700   Totvs SA (j)                              442,827
                        TRANSPORTATION INFRASTRUCTURE - 0.1%               6,700   All America Latina Logistica SA           413,618
                        WATER UTILITIES - 0.0%                            27,200   Companhia de Saneamento de Minas
                                                                                   Gerais (j)                                301,999
                        WIRELESS TELECOMMUNICATION                        58,900   Vivo Participacoes SA (i)(p)              252,092
                           SERVICES - 0.0%
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN BRAZIL          10,060,764
                                                                                                                        ------------
CANADA - 1.4%           CHEMICALS - 0.1%                                  17,100   Agrium Inc.                               431,946
                        COMMUNICATIONS EQUIPMENT - 0.1%                  243,428   Nortel Networks Corp. (j)                 742,455

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                     SHARES HELD   COMMON STOCKS                            VALUE
-------                 --------                                     -----------   -------------                        ------------
                        METALS & MINING - 0.5%                            96,600   Alamos Gold, Inc. (j)                $    782,505
                                                                          20,186   Barrick Gold Corp.                        549,867
                                                                         434,200   Bema Gold Corp. (j)                     1,920,514
                                                                          53,000   Kinross Gold Corp. (j)                    579,290
                                                                                                                        ------------
                                                                                                                           3,832,176
                                                                                                                        ------------
                        OIL, GAS & CONSUMABLE FUELS - 0.3%                18,200   Petro-Canada                              863,977
                                                                          17,400   Suncor Energy, Inc. (i)                 1,340,148
                                                                           4,600   Talisman Energy, Inc.                     244,550
                                                                                                                        ------------
                                                                                                                           2,448,675
                                                                                                                        ------------
                        ROAD & RAIL - 0.4%                                13,900   CP Railway Ltd. (USD)                     694,583
                                                                          48,400   Canadian Pacific Railway Ltd.           2,417,096
                                                                                                                        ------------
                                                                                                                           3,111,679
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN CANADA          10,566,931
                                                                                                                        ------------
CHINA - 0.5%            AUTOMOBILES - 0.0%                               530,000   Denway Motors Ltd.                        206,608
                        ELECTRICAL EQUIPMENT - 0.1%                    1,491,000   Shanghai Electric Group Corp. (j)         629,268
                        INSURANCE - 0.1%                                   7,400   China Life Insurance Co. Ltd. (i)
                                                                                   (j)                                       377,770
                                                                          87,000   Ping An Insurance Group Co. of
                                                                                   China Ltd.                                224,231
                                                                                                                        ------------
                                                                                                                             602,001
                                                                                                                        ------------
                        OIL, GAS & CONSUMABLE FUELS - 0.2%               599,800   China Shenhua Energy Co. Ltd.
                                                                                   Class H (j)                             1,055,081
                        ROAD & RAIL - 0.1%                             1,687,800   Guangshen Railway Co. Ltd.                706,889
                        TRANSPORTATION INFRASTRUCTURE - 0.0%             265,900   Hainan Meilan International
                                                                                   Airport Co., Ltd.                         161,907
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN CHINA            3,361,754
                                                                                                                        ------------
FINLAND - 0.4%          COMMUNICATIONS EQUIPMENT - 0.1%                   18,400   Nokia Oyj (i)                             381,248
                        ELECTRIC UTILITIES - 0.3%                         94,797   Fortum Oyj                              2,388,452
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN FINLAND          2,769,700
                                                                                                                        ------------
FRANCE - 1.9%           AUTOMOBILES - 0.4%                                19,336   Peugeot SA                              1,216,777
                                                                          15,285   Renault SA                              1,623,132
                                                                                                                        ------------
                                                                                                                           2,839,909
                                                                                                                        ------------
                        COMMERCIAL BANKS - 0.7%                           28,389   BNP Paribas                             2,633,319
                                                                           2,838   BNP Paribas (j)                           254,319
                                                                          66,470   Credit Agricole SA                      2,582,898
                                                                                                                        ------------
                                                                                                                           5,470,536
                                                                                                                        ------------
                        CONSTRUCTION & ENGINEERING - 0.2%                 10,785   Vinci SA                                1,061,742
                        FOOD & STAPLES RETAILING - 0.2%                   26,097   Carrefour SA                            1,386,425
                        OIL, GAS & CONSUMABLE FUELS - 0.4%                12,065   Total SA                                3,178,535
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN FRANCE          13,937,147
                                                                                                                        ------------
GERMANY - 1.7%          AIR FREIGHT & LOGISTICS - 0.2%                    63,143   Deutsche Post AG                        1,580,982
                        COMMERCIAL BANKS - 0.1%                           14,522   Deutsche Postbank AG                    1,052,324
                        CONSTRUCTION & ENGINEERING - 0.2%                 19,273   Hochtief AG                             1,088,733
                        DIVERSIFIED TELECOMMUNICATION                     71,973   Deutsche Telekom AG                     1,212,412
                           SERVICES - 0.2%

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                     SHARES HELD   COMMON STOCKS                            VALUE
-------                 --------                                     -----------   -------------                        ------------
                        ELECTRIC UTILITIES - 0.0%                            551   E.ON AG                              $     60,552
                        INDUSTRIAL CONGLOMERATES - 0.3%                   26,278   Siemens AG                              2,449,908
                        INSURANCE - 0.2%                                   8,929   Allianz AG Registered Shares            1,488,779
                        METALS & MINING - 0.3%                            63,843   ThyssenKrupp AG                         1,841,105
                        MULTI-UTILITIES - 0.2%                            18,152   RWE AG                                  1,577,652
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN GERMANY         12,352,447
                                                                                                                        ------------
HONG KONG - 0.8%        COMMERCIAL BANKS - 0.1%                           65,900   HSBC Holdings Plc Hong Kong
                                                                                   Registered                              1,103,167
                        ELECTRIC UTILITIES - 0.1%                        223,500   Cheung Kong Infrastructure
                                                                                   Holdings Ltd.                             709,972
                        INDUSTRIAL CONGLOMERATES - 0.2%                  174,290   Hutchison Whampoa Ltd.                  1,598,064
                        REAL ESTATE - 0.4%                                74,000   Cheung Kong Holdings Ltd.                 784,358
                                                                         108,800   Sun Hung Kai Properties Ltd.            1,104,846
                                                                         188,000   Wharf Holdings Ltd.                       690,477
                                                                                                                        ------------
                                                                                                                           2,579,681
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN HONG KONG        5,990,884
                                                                                                                        ------------
HUNGARY - 0.2%          COMMERCIAL BANKS - 0.1%                            8,300   OTP Bank Rt (i)                           575,186
                        DIVERSIFIED TELECOMMUNICATION                     11,350   Magyar Telekom Rt (i)                     247,316
                           SERVICES - 0.0%
                        OIL, GAS & CONSUMABLE FUELS - 0.1%                 9,142   Mol Magyar Olaj-es Gazipari Rt.           936,887
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN HUNGARY          1,759,389
                                                                                                                        ------------
INDIA - 2.3%            AUTOMOBILES - 0.2%                                21,500   Bajaj Auto Ltd.                         1,325,194
                        CHEMICALS - 0.7%                                 308,000   Reliance Industries Ltd.                5,503,085
                        COMMERCIAL BANKS - 0.1%                           31,650   State Bank of India Ltd.                  687,508
                        CONSTRUCTION MATERIALS - 0.1%                    482,595   Gujarat Ambuja Cements Ltd.             1,118,096
                        CONSUMER FINANCE - 0.0%                          358,500   Reliance Capital Ventures Ltd. (j)        199,904
                        DIVERSIFIED TELECOMMUNICATION                     50,000   Mahanagar Telephone Nigam                 206,216
                           SERVICES - 0.0%
                        ELECTRIC UTILITIES - 0.1%                        358,500   Reliance Energy Ventures Ltd. (j)         348,726
                        HOUSEHOLD PRODUCTS - 0.0%                         43,000   Hindustan Lever Ltd.                      262,738
                        IT SERVICES - 0.3%                                33,976   Infosys Technologies Ltd.               2,272,576
                        OIL, GAS & CONSUMABLE FUELS - 0.1%                11,200   Hindustan Petroleum Corp.                  81,151
                                                                         358,500   Reliance Natural Resources Ltd.
                                                                                   (j)                                       268,282
                                                                                                                        ------------
                                                                                                                             349,433
                                                                                                                        ------------
                        PHARMACEUTICALS - 0.0%                             8,500   Wockhardt Ltd.                             96,635
                        ROAD & RAIL - 0.1%                                25,000   Container Corp. Of India                  830,248
                        THRIFTS & MORTGAGE FINANCE - 0.3%                 61,000   Housing Development Finance Corp.       1,828,768
                        WIRELESS TELECOMMUNICATION                       358,500   Reliance Communication Ventures
                           SERVICES - 0.3%                                         Ltd. (j)                                2,484,924
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN INDIA           17,514,051
                                                                                                                        ------------
INDONESIA - 0.0%        COMMERCIAL BANKS - 0.0%                          378,000   Bank Danamon Indonesia Tbk PT             199,670
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN INDONESIA          199,670
                                                                                                                        ------------
IRELAND - 0.2%          COMMERCIAL BANKS - 0.2%                           70,542   Allied Irish Banks Plc                  1,681,726
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN IRELAND          1,681,726
                                                                                                                        ------------
ISRAEL - 0.4%           COMMUNICATIONS EQUIPMENT - 0.3%                  198,000   ECI Telecom Ltd. (i)(j)                 2,243,340

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                     SHARES HELD   COMMON STOCKS                            VALUE
-------                 --------                                     -----------   -------------                        ------------
                        INDUSTRIAL CONGLOMERATES - 0.0%                   41,500   Clal Industries and Investments      $    202,214
                        PHARMACEUTICALS - 0.1%                            13,581   Teva Pharmaceutical Industries
                                                                                   Ltd. (i)                                  559,266
                        SOFTWARE - 0.0%                                    9,100   Ectel Ltd. (i)(j)                          46,774
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN ISRAEL           3,051,594
                                                                                                                        ------------
ITALY - 1.1%            COMMERCIAL BANKS - 0.4%                          132,423   Capitalia SpA                           1,099,332
                                                                         254,671   UniCredito Italiano SpA                 1,840,520
                                                                                                                        ------------
                                                                                                                           2,939,852
                                                                                                                        ------------
                        ELECTRIC UTILITIES - 0.2%                        179,861   Enel SpA                                1,519,265
                        INSURANCE - 0.2%                                  29,251   Assicurazioni Generali SpA              1,100,178
                        OIL, GAS & CONSUMABLE FUELS - 0.3%                87,679   ENI SpA                                 2,491,351
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN ITALY            8,050,646
                                                                                                                        ------------
JAPAN - 9.5%            AUTO COMPONENTS - 0.1%                            24,500   Toyota Industries Corp.                   998,771
                        AUTOMOBILES - 0.4%                                10,900   Honda Motor Co., Ltd.                     673,455
                                                                          90,000   Suzuki Motor Corp.                      2,063,310
                                                                                                                        ------------
                                                                                                                           2,736,765
                                                                                                                        ------------
                        BEVERAGES - 0.4%                                  48,900   Coca-Cola West Japan Co., Ltd.          1,158,365
                                                                          13,000   Hokkaido Coca-Cola Bottling Co.,
                                                                                   Ltd.                                       84,838
                                                                          60,000   Kinki Coca-Cola Bottling Co., Ltd.        633,613
                                                                          78,000   Mikuni Coca-Cola Bottling Co.,
                                                                                   Ltd.                                      836,918
                                                                                                                        ------------
                                                                                                                           2,713,734
                                                                                                                        ------------
                        BUILDING PRODUCTS - 0.1%                          62,000   Asahi Glass Co., Ltd.                     924,299
                        CAPITAL MARKETS - 0.3%                            86,000   Nomura Holdings, Inc.                   1,913,298
                        CHEMICALS - 0.5%                                  79,000   Asahi Kasei Corp.                         561,751
                                                                          33,000   Shin-Etsu Chemical Co., Ltd.            1,787,185
                                                                         173,000   Sumitomo Chemical Co., Ltd.             1,404,644
                                                                                                                        ------------
                                                                                                                           3,753,580
                                                                                                                        ------------
                        COMMERCIAL BANKS - 0.7%                           96,714   The Bank of Yokohama Ltd.                 790,171
                                                                              65   Mitsubishi Tokyo Financial Group,
                                                                                   Inc.                                      991,609
                                                                         145,900   Shinsei Bank Ltd.                       1,018,913
                                                                             220   Sumitomo Mitsui Financial Group,
                                                                                   Inc.                                    2,423,934
                                                                                                                        ------------
                                                                                                                           5,224,627
                                                                                                                        ------------
                        CONSTRUCTION & ENGINEERING - 0.4%                117,000   JGC Corp.                               2,295,576
                                                                         139,000   Okumura Corp.                             763,387
                                                                                                                        ------------
                                                                                                                           3,058,963
                                                                                                                        ------------
                        CONSUMER FINANCE - 0.3%                           32,000   Credit Saison Co., Ltd.                 1,765,573
                        DIVERSIFIED FINANCIAL                              2,150   NCB Holdings Ltd.                         365,500
                           SERVICES - 0.1%
                        ELECTRIC UTILITIES - 0.1%                         19,800   Chubu Electric Power Co., Inc.            495,042
                        ELECTRICAL EQUIPMENT - 0.5%                       46,600   RHJ International (a)                   1,099,668
                                                                         102,500   RHJ International (j)                   2,423,760
                                                                                                                        ------------
                                                                                                                           3,523,428
                                                                                                                        ------------
                        ELECTRONIC EQUIPMENT &                            54,000   Hitachi Ltd.                              381,236
                           INSTRUMENTS - 0.2%                             22,000   Murata Manufacturing Co., Ltd.          1,486,058
                                                                                                                        ------------
                                                                                                                           1,867,294
                                                                                                                        ------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                     SHARES HELD   COMMON STOCKS                            VALUE
-------                 --------                                     -----------   -------------                        ------------
                        FOOD & STAPLES RETAILING - 0.3%                   11,800   Ministop Co., Ltd.                   $    279,524
                                                                          56,000   Seven & I Holdings Co., Ltd.            2,211,713
                                                                                                                        ------------
                                                                                                                           2,491,237
                                                                                                                        ------------
                        FOOD PRODUCTS - 0.2%                             105,000   Ajinomoto Co., Inc.                     1,118,612
                                                                          15,000   House Foods Corp.                         245,614
                                                                                                                        ------------
                                                                                                                           1,364,226
                                                                                                                        ------------
                        GAS UTILITIES - 0.2%                             310,000   Tokyo Gas Co., Ltd.                     1,353,081
                        HOUSEHOLD DURABLES - 0.0%                         10,200   Rinnai Corp.                              305,161
                        HOUSEHOLD PRODUCTS - 0.1%                         52,600   Rohto Pharmaceutical Co., Ltd.            574,637
                        INSURANCE - 2.4%                                 426,000   Aioi Insurance Co., Ltd.                3,141,114
                                                                             305   Millea Holdings, Inc.                   6,022,968
                                                                         399,000   Mitsui Sumitomo Insurance Co.,
                                                                                   Ltd.                                    5,414,010
                                                                         375,000   Nipponkoa Insurance Co., Ltd.           3,413,425
                                                                                                                        ------------
                                                                                                                          17,991,517
                                                                                                                        ------------
                        MACHINERY - 0.3%                                   8,000   Fanuc Ltd.                                768,201
                                                                         142,000   Kubota Corp.                            1,528,435
                                                                                                                        ------------
                                                                                                                           2,296,636
                                                                                                                        ------------
                        MEDIA - 0.1%                                      46,100   Toho Co., Ltd.                            886,914
                        OFFICE ELECTRONICS - 0.3%                         37,000   Brother Industries Ltd.                   404,212
                                                                          30,000   Canon, Inc.                             1,980,676
                                                                                                                        ------------
                                                                                                                           2,384,888
                                                                                                                        ------------
                        PHARMACEUTICALS - 0.5%                            53,300   Shionogi & Co., Ltd.                      872,297
                                                                          43,000   Takeda Pharmaceutical Co., Ltd.         2,445,377
                                                                          57,000   Tanabe Seiyaku Co., Ltd.                  630,435
                                                                                                                        ------------
                                                                                                                           3,948,109
                                                                                                                        ------------
                        REAL ESTATE - 0.2%                                   253   Marco Polo Investment Holdings
                                                                                   Ltd.                                      645,525
                                                                             132   NTT Urban Development Co.               1,141,114
                                                                                                                        ------------
                                                                                                                           1,786,639
                                                                                                                        ------------
                        ROAD & RAIL - 0.2%                                   140   East Japan Railway Co.                  1,034,664
                                                                              50   West Japan Railway Co.                    210,611
                                                                                                                        ------------
                                                                                                                           1,245,275
                                                                                                                        ------------
                        TOBACCO - 0.1%                                       255   Japan Tobacco, Inc.                       894,737
                        TRADING COMPANIES & DISTRIBUTORS - 0.3%          103,900   Mitsubishi Corp.                        2,359,963
                        WIRELESS TELECOMMUNICATION                           940   NTT DoCoMo, Inc.                        1,386,219
                           SERVICES - 0.2%
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN JAPAN           70,610,113
                                                                                                                        ------------
MALAYSIA - 0.6%         DIVERSIFIED TELECOMMUNICATION                    145,000   Telekom Malaysia Bhd                      368,100
                           SERVICES - 0.1%
                        ELECTRIC UTILITIES - 0.1%                        447,500   Tenaga Nasional Bhd                     1,020,608
                        ENERGY EQUIPMENT & SERVICES - 0.0%                    25   SapuraCrest Petroleum Bhd                       5
                        FOOD PRODUCTS - 0.2%                             316,000   IOI Corp. Bhd                           1,141,104

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                     SHARES HELD   COMMON STOCKS                            VALUE
-------                 --------                                     -----------   -------------                        ------------
                        INDEPENDENT POWER PRODUCERS &                     51,000   Malakoff Bhd                         $    126,700
                           ENERGY TRADERS - 0.0%
                        TOBACCO - 0.1%                                    59,500   British American Tobacco Malaysia
                                                                                   Bhd                                       686,582
                        TRANSPORTATION INFRASTRUCTURE - 0.0%             203,200   PLUS Expressways Bhd                      152,823
                        WIRELESS TELECOMMUNICATION                       259,000   Maxis Communications Bhd                  611,794
                           SERVICES - 0.1%
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN MALAYSIA         4,107,716
                                                                                                                        ------------
MEXICO - 0.3%           BEVERAGES - 0.1%                                  10,600   Fomento Economico Mexicano SA de
                                                                                   CV (i)                                    971,596
                        MEDIA - 0.2%                                      80,000   Grupo Televisa SA (i)                   1,592,000
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN MEXICO           2,563,596
                                                                                                                        ------------
NETHERLANDS - 0.6%      CONSTRUCTION & ENGINEERING - 0.0%                 13,800   Chicago Bridge & Iron Co. NV              331,200
                        DIVERSIFIED FINANCIAL SERVICES - 0.4%             68,965   ING Groep NV CVA                        2,720,743
                        FOOD & STAPLES RETAILING - 0.1%                  114,137   Koninklijke Ahold NV (j)                  896,421
                                                                          13,737   Koninklijke Ahold NV (i)(j)(o)            107,149
                                                                                                                        ------------
                                                                                                                           1,003,570
                                                                                                                        ------------
                        FOOD PRODUCTS - 0.1%                              22,700   Koninklijke Wessanen NV CVA               378,544
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN THE
                                                                                   NETHERLANDS                             4,434,057
                                                                                                                        ------------
NEW ZEALAND - 0.1%      DIVERSIFIED TELECOMMUNICATION                    122,000   Telecom Corp. of New Zealand Ltd.         413,097
                           SERVICES - 0.1%                               200,800   Guinness Peat Group Plc                   331,367
                                                                                                                        ------------
                                                                                                                             744,464
                                                                                                                        ------------
                        ELECTRIC UTILITIES - 0.0%                         61,100   Contact Energy Ltd.                       289,791
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN NEW ZEALAND      1,034,255
                                                                                                                        ------------
NORWAY - 0.2%           OIL, GAS & CONSUMABLE FUELS - 0.2%                54,768   Statoil ASA                             1,577,234
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN NORWAY           1,577,234
                                                                                                                        ------------
SINGAPORE - 1.4%        COMMERCIAL BANKS - 0.1%                          160,800   Oversea-Chinese Banking Corp.             665,797
                        DIVERSIFIED TELECOMMUNICATION                  1,014,500   Singapore Telecommunications Ltd.       1,655,149
                           SERVICES - 0.2%
                        HEALTH CARE PROVIDERS & SERVICES - 0.1%          434,000   Parkway Holdings Ltd.                     659,790
                        INDUSTRIAL CONGLOMERATES - 0.5%                   89,000   Fraser and Neave Ltd.                   1,089,021
                                                                         298,000   Keppel Corp. Ltd.                       2,541,421
                                                                                                                        ------------
                                                                                                                           3,630,442
                                                                                                                        ------------
                        OIL, GAS & CONSUMABLE FUELS - 0.0%               121,900   Pearl Energy Ltd. (j)                     149,159
                        REAL ESTATE - 0.3%                               425,000   CapitaLand Ltd.                         1,271,205
                                                                         422,000   Keppel Land Ltd.                        1,288,311
                                                                                                                        ------------
                                                                                                                           2,559,516
                                                                                                                        ------------
                        TRANSPORTATION INFRASTRUCTURE - 0.1%             523,760   SembCorp Logistics Ltd.                   572,910
                        WIRELESS TELECOMMUNICATION                       678,000   MobileOne Ltd.                            984,643
                           SERVICES - 0.1%
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN SINGAPORE       10,877,406
                                                                                                                        ------------
SOUTH AFRICA - 0.1%     METALS & MINING - 0.1%                            26,800   Gold Fields Ltd. (i)                      589,064
                        OIL, GAS & CONSUMABLE FUELS - 0.0%                 7,100   Sasol Ltd.                                268,359

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                     SHARES HELD   COMMON STOCKS                            VALUE
-------                 --------                                     -----------   -------------                        ------------
                        PAPER & FOREST PRODUCTS - 0.0%                    15,900   Sappi Ltd. (i)                       $    234,525
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN SOUTH
                                                                                   AFRICA                                  1,091,948
                                                                                                                        ------------
SOUTH KOREA - 2.5%      CHEMICALS - 0.2%                                  54,100   Samsung Fine Chemicals Co., Ltd.        1,492,183
                        COMMERCIAL BANKS - 0.1%                           45,000   Pusan Bank                                657,644
                        DIVERSIFIED TELECOMMUNICATION                    132,000   KT Corp. (i)                            2,811,600
                           SERVICES - 0.4%
                        ELECTRIC UTILITIES - 0.2%                         39,000   Korea Electric Power Corp.              1,637,627
                        ELECTRICAL EQUIPMENT - 0.1%                       30,000   LS Cable Ltd.                           1,111,511
                        FOOD PRODUCTS - 0.3%                              14,000   CJ Corp.                                1,620,954
                                                                           1,200   Nong Shim Co., Ltd.                       335,923
                                                                                                                        ------------
                                                                                                                           1,956,877
                                                                                                                        ------------
                        METALS & MINING - 0.5%                             3,087   POSCO                                     795,856
                                                                          47,000   POSCO (i)                               2,998,600
                                                                                                                        ------------
                                                                                                                           3,794,456
                                                                                                                        ------------
                        MULTILINE RETAIL - 0.0%                            9,400   Lotte Shopping Co. (a)(i)(j)              192,518
                        TEXTILES, APPAREL & LUXURY                        11,853   Cheil Industries, Inc.                    434,279
                           GOODS - 0.1%
                        TOBACCO - 0.5%                                    66,000   KT&G Corp.                              3,722,328
                        WIRELESS TELECOMMUNICATION                         3,500   SK Telecom Co., Ltd.                      693,408
                           SERVICES - 0.1%
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN SOUTH KOREA     18,504,431
                                                                                                                        ------------
SPAIN - 0.4%            COMMERCIAL BANKS - 0.3%                          117,827   Banco Bilbao Vizcaya Argentaria SA      2,455,383
                        TRANSPORTATION INFRASTRUCTURE - 0.1%              22,500   Cintra Concesiones de
                                                                                   Infraestructuras de Transporte SA         291,617
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN SPAIN            2,747,000
                                                                                                                        ------------
SWEDEN - 0.2%           DIVERSIFIED FINANCIAL SERVICES - 0.2%             79,715   Investor AB                             1,447,281
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN SWEDEN           1,447,281
                                                                                                                        ------------
SWITZERLAND - 0.9%      CAPITAL MARKETS - 0.5%                            61,736   Credit Suisse Group                     3,455,629
                        FOOD PRODUCTS - 0.2%                               5,350   Nestle SA Registered Shares             1,584,306
                        INSURANCE - 0.2%                                   2,601   Swiss Reinsurance Registered
                                                                                   Shares                                    181,315
                                                                           6,679   Zurich Financial Services AG            1,565,171
                                                                                                                        ------------
                                                                                                                           1,746,486
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN SWITZERLAND      6,786,421
                                                                                                                        ------------
TAIWAN - 0.5%           BUILDING PRODUCTS - 0.0%                         129,800   Taiwan Glass Industrial Corp.             101,187
                        COMMERCIAL BANKS - 0.1%                          753,637   SinoPac Financial Holdings Co.,
                                                                                   Ltd.                                      381,997
                                                                         597,843   Taishin Financial Holdings Co.,
                                                                                   Ltd.                                      329,740
                                                                                                                        ------------
                                                                                                                             711,737
                                                                                                                        ------------
                        DIVERSIFIED TELECOMMUNICATION                    110,000   Chunghwa Telecom Co Ltd.                  207,432
                           SERVICES - 0.3%                               103,500   Chunghwa Telecom Co. Ltd. (i)           2,027,565
                                                                                                                        ------------
                                                                                                                           2,234,997
                                                                                                                        ------------
                        ELECTRONIC EQUIPMENT &                           331,931   Delta Electronics, Inc.                   772,194
                           INSTRUMENTS - 0.1%
                        MACHINERY - 0.0%                                 380,000   Yungtay Engineering Co., Ltd.             202,564
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN TAIWAN           4,022,679
                                                                                                                        ------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                     SHARES HELD   COMMON STOCKS                            VALUE
-------                 --------                                     -----------   -------------                        ------------
THAILAND - 1.0%         COMMERCIAL BANKS - 0.3%                           51,000   Kasikornbank PCL                     $     89,819
                                                                       1,102,100   Siam Commercial Bank PCL Foreign
                                                                                   Shares                                  1,827,624
                                                                                                                        ------------
                                                                                                                           1,917,443
                                                                                                                        ------------
                        CONSTRUCTION MATERIALS - 0.2%                    162,000   Siam Cement PCL Foreign Shares          1,066,255
                                                                          41,600   Siam City Cement PCL Foreign
                                                                                   Shares                                    314,447
                                                                                                                        ------------
                                                                                                                           1,380,702
                                                                                                                        ------------
                        ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%        587,000   Hana Microelectronics PCL                 456,530
                        FOOD PRODUCTS - 0.0%                             212,000   Thai Union Frozen Products PCL
                                                                                   Foreign Shares                            163,517
                        HOUSEHOLD DURABLES - 0.1%                      2,275,000   Land and Houses PCL Foreign Shares        491,323
                        OIL, GAS & CONSUMABLE FUELS - 0.3%                65,000   PTT Exploration & Production PCL          922,484
                                                                         246,000   PTT PCL                                 1,479,985
                                                                                                                        ------------
                                                                                                                           2,402,469
                                                                                                                        ------------
                        TRANSPORTATION INFRASTRUCTURE - 0.0%             275,000   Bangkok Expressway PCL Foreign
                                                                                   Shares                                    159,789
                        WIRELESS TELECOMMUNICATION                       107,000   Advanced Info Service PCL Foreign
                           SERVICES - 0.0%                                         Shares                                    251,716
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN THAILAND         7,223,489
                                                                                                                        ------------
UNITED KINGDOM - 4.0%   AEROSPACE & DEFENSE - 0.2%                       194,232   BAE Systems Plc                         1,417,524
                        BEVERAGES - 0.1%                                  11,800   Diageo Plc (i)                            748,474
                        COMMERCIAL BANKS - 1.1%                          225,110   Barclays Plc                            2,629,771
                                                                         156,867   HBOS Plc                                2,614,813
                                                                          90,314   Royal Bank of Scotland Group Plc        2,934,124
                                                                                                                        ------------
                                                                                                                           8,178,708
                                                                                                                        ------------
                        FOOD & STAPLES RETAILING - 0.0%                        1   Boots Group Plc                                11
                        FOOD PRODUCTS - 0.2%                              36,100   Cadbury Schweppes Plc                   1,444,000
                                                                          43,700   RHM Plc                                   205,227
                                                                                                                        ------------
                                                                                                                           1,649,227
                                                                                                                        ------------
                        INSURANCE - 0.5%                                 137,998   Aviva Plc                               1,913,713
                                                                         142,681   Prudential Plc                          1,651,973
                                                                                                                        ------------
                                                                                                                           3,565,686
                                                                                                                        ------------
                        METALS & MINING - 0.3%                            60,510   Anglo American Plc                      2,324,401
                        OIL, GAS & CONSUMABLE FUELS - 0.6%               153,501   BP Plc                                  1,759,942
                                                                          13,000   Royal Dutch Shell Plc (i)                 809,380
                                                                          57,138   Royal Dutch Shell Plc Class B           1,855,310
                                                                                                                        ------------
                                                                                                                           4,424,632
                                                                                                                        ------------
                        PHARMACEUTICALS - 0.1%                            15,000   GlaxoSmithKline Plc                       391,574
                        SPECIALTY RETAIL - 0.1%                          157,629   Kesa Electricals Plc                      853,054
                        TRANSPORTATION INFRASTRUCTURE - 0.2%             108,242   BAA Plc                                 1,556,453

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                     SHARES HELD   COMMON STOCKS                            VALUE
-------                 --------                                     -----------   -------------                        ------------
                        WIRELESS TELECOMMUNICATION                     1,414,840   Vodafone Group Plc                   $  2,957,195
                           SERVICES - 0.6%                                72,500   Vodafone Group Plc (i)                  1,515,250
                                                                                                                        ------------
                                                                                                                           4,472,445
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN THE UNITED
                                                                                   KINGDOM                                29,582,189
                                                                                                                        ------------
UNITED STATES - 23.5%   AEROSPACE & DEFENSE - 0.1%                         5,200   General Dynamics Corp.                    332,696
                                                                           7,300   Raytheon Co.                              334,632
                                                                                                                        ------------
                                                                                                                             667,328
                                                                                                                        ------------
                        AIR FREIGHT & LOGISTICS - 0.1%                     5,600   FedEx Corp.                               632,464
                           BEVERAGES - 0.2%                               20,600   The Coca-Cola Co.                         862,522
                                                                          14,200   Constellation Brands, Inc. Class A
                                                                                   (j)                                       355,710
                                                                          10,000   Molson Coors Brewing Co. Class B          686,200
                                                                                                                        ------------
                                                                                                                           1,904,432
                                                                                                                        ------------
                        BIOTECHNOLOGY - 0.1%                               2,800   Amgen, Inc. (j)                           203,700
                                                                          12,800   Senomyx, Inc. (j)                         210,688
                                                                                                                        ------------
                                                                                                                             414,388
                                                                                                                        ------------
                        CAPITAL MARKETS - 0.5%                            23,300   The Bank of New York Co., Inc.            839,732
                                                                          90,400   Knight Capital Group, Inc. Class A
                                                                                   (j)                                     1,259,272
                                                                           1,400   Lehman Brothers Holdings, Inc.            202,342
                                                                           1,700   Mellon Financial Corp.                     60,520
                                                                          27,000   Morgan Stanley                          1,696,140
                                                                                                                        ------------
                                                                                                                           4,058,006
                                                                                                                        ------------
                        CHEMICALS - 0.1%                                  16,400   E.I. du Pont de Nemours & Co.             692,244
                                                                          12,000   Lyondell Chemical Co.                     238,800
                                                                           4,252   Tronox, Inc. Class B (j)                   72,234
                                                                                                                        ------------
                                                                                                                           1,003,278
                                                                                                                        ------------
                        COMMERCIAL BANKS - 0.6%                           33,300   Bank of America Corp.                   1,516,482
                                                                          20,650   Fifth Third Bancorp                       812,784
                                                                          11,900   Wachovia Corp.                            666,995
                                                                          21,100   Wells Fargo & Co.                       1,347,657
                                                                                                                        ------------
                                                                                                                           4,343,918
                                                                                                                        ------------
                        COMMUNICATIONS EQUIPMENT - 1.0%                  157,000   3Com Corp. (j)                            803,840
                                                                         200,100   Cisco Systems, Inc. (j)                 4,336,167
                                                                           8,500   Comverse Technology, Inc. (j)             200,005
                                                                          38,500   Extreme Networks Inc. (j)                 193,270
                                                                         127,500   JDS Uniphase Corp. (j)                    531,675
                                                                          40,700   Lucent Technologies, Inc. (j)             124,135
                                                                          37,000   Motorola, Inc.                            847,670
                                                                          24,800   Tellabs, Inc. (j)                         394,320
                                                                                                                        ------------
                                                                                                                           7,431,082
                                                                                                                        ------------
                        COMPUTERS & PERIPHERALS - 0.9%                    81,500   Adaptec, Inc. (j)                         450,695
                                                                          66,400   Brocade Communications Systems,
                                                                                   Inc. (j)                                  443,552

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                     SHARES HELD   COMMON STOCKS                            VALUE
-------                 --------                                     -----------   -------------                        ------------
                                                                          30,411   Hewlett-Packard Co.                  $  1,000,522
                                                                          31,800   International Business Machines
                                                                                   Corp.                                   2,622,546
                                                                          25,600   Lexmark International, Inc. Class
                                                                                   A (j)                                   1,161,728
                                                                         246,600   Sun Microsystems, Inc. (j)              1,265,058
                                                                                                                        ------------
                                                                                                                           6,944,101
                                                                                                                        ------------
                        CONSTRUCTION & ENGINEERING - 1.4%                121,399   Foster Wheeler Ltd. (j)                 5,743,387
                                                                          76,700   McDermott International, Inc. (j)       4,176,315
                                                                          36,100   Quanta Services, Inc. (j)                 578,322
                                                                                                                        ------------
                                                                                                                          10,498,024
                                                                                                                        ------------
                        CONTAINERS & PACKAGING - 0.1%                     32,800   Crown Holdings, Inc. (j)                  581,872
                                                                          25,900   Smurfit-Stone Container Corp. (j)         351,463
                                                                                                                        ------------
                                                                                                                             933,335
                                                                                                                        ------------
                        DIVERSIFIED CONSUMER SERVICES - 0.4%              35,500   Career Education Corp. (j)              1,339,415
                                                                          90,000   Corinthian Colleges, Inc. (j)           1,296,000
                                                                                                                        ------------
                                                                                                                           2,635,415
                                                                                                                        ------------
                        DIVERSIFIED FINANCIAL                             78,700   Citigroup, Inc.                         3,717,788
                           SERVICES - 0.5%                                10,300   JPMorgan Chase & Co.                      428,892
                                                                                                                        ------------
                                                                                                                           4,146,680
                                                                                                                        ------------
                        DIVERSIFIED TELECOMMUNICATION                     47,200   AT&T, Inc.                              1,276,288
                           SERVICES - 0.3%                                15,600   BellSouth Corp.                           540,540
                                                                          19,700   Cincinnati Bell, Inc. (j)                  89,044
                                                                          15,400   Verizon Communications, Inc.              524,524
                                                                                                                        ------------
                                                                                                                           2,430,396
                                                                                                                        ------------
                        ELECTRIC UTILITIES - 0.2%                         12,200   Mirant Corp. (j)                          305,000
                                                                          31,100   PPL Corp.                                 914,340
                                                                                                                        ------------
                                                                                                                           1,219,340
                                                                                                                        ------------
                        ELECTRONIC EQUIPMENT &                            74,100   Sanmina-SCI Corp. (j)                     303,810
                           INSTRUMENTS - 0.1%                             63,595   Solectron Corp. (j)                       254,380
                                                                                                                        ------------
                                                                                                                             558,190
                                                                                                                        ------------
                        ENERGY EQUIPMENT & SERVICES - 1.3%                 3,400   Baker Hughes, Inc.                        232,560
                                                                          15,000   ENSCO International, Inc.                 771,750
                                                                          30,700   GlobalSantaFe Corp.                     1,865,025
                                                                           9,700   Halliburton Co.                           708,294
                                                                          29,000   Key Energy Services, Inc. (j)             442,250
                                                                          11,600   Maverick Tube Corp. (j)                   614,684
                                                                           4,600   National Oilwell Varco, Inc. (j)          294,952
                                                                           9,700   Noble Corp.                               786,670
                                                                          18,200   Rowan Cos., Inc.                          800,072
                                                                          13,400   Schlumberger Ltd.                       1,696,038
                                                                           4,800   Tidewater, Inc.                           265,104

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                     SHARES HELD   COMMON STOCKS                            VALUE
-------                 --------                                     -----------   -------------                        ------------
                                                                           7,300   Todco Class A                        $    287,693
                                                                           6,300   Transocean, Inc. (j)                      505,890
                                                                           9,700   Weatherford International Ltd. (j)        443,775
                                                                                                                        ------------
                                                                                                                           9,714,757
                                                                                                                        ------------
                        FOOD & STAPLES RETAILING - 0.2%                   22,000   CVS Corp.                                 657,140
                                                                          10,200   Wal-Mart Stores, Inc.                     481,848
                                                                          11,000   Walgreen Co.                              474,430
                                                                                                                        ------------
                                                                                                                           1,613,418
                                                                                                                        ------------
                        FOOD PRODUCTS - 0.2%                              26,600   ConAgra Foods, Inc.                       570,836
                                                                          21,500   Corn Products International, Inc.         635,755
                                                                           9,100   Ralcorp Holdings, Inc. (j)                346,255
                                                                          14,700   Sara Lee Corp.                            262,836
                                                                                                                        ------------
                                                                                                                           1,815,682
                                                                                                                        ------------
                        HEALTH CARE EQUIPMENT &                           14,200   Baxter International, Inc.                551,102
                           SUPPLIES - 0.1%                                 9,300   Boston Scientific Corp. (j)               214,365
                                                                           7,600   Waters Corp. (j)                          327,940
                                                                                                                        ------------
                                                                                                                           1,093,407
                                                                                                                        ------------
                        HEALTH CARE PROVIDERS &                            7,700   AmerisourceBergen Corp.                   371,679
                           SERVICES - 0.5%                                20,930   HCA, Inc.                                 958,385
                                                                           5,200   Health Management Associates, Inc.
                                                                                   Class A                                   112,164
                                                                          39,400   HealthSouth Corp. (j)                     196,606
                                                                          11,800   Humana, Inc. (j)                          621,270
                                                                          12,600   Manor Care, Inc.                          558,810
                                                                           5,200   Medco Health Solutions, Inc. (j)          297,544
                                                                          61,500   Tenet Healthcare Corp. (j)                453,870
                                                                           9,075   Triad Hospitals, Inc. (j)                 380,243
                                                                                                                        ------------
                                                                                                                           3,950,571
                                                                                                                        ------------
                        HOTELS, RESTAURANTS & LEISURE - 0.4%              59,800   McDonald's Corp.                        2,054,728
                                                                           5,500   Panera Bread Co. Class A (j)              413,490
                                                                           8,900   Wendy's International, Inc.               552,334
                                                                                                                        ------------
                                                                                                                           3,020,552
                                                                                                                        ------------
                        HOUSEHOLD PRODUCTS - 0.1%                          6,510   Procter & Gamble Co.                      375,106
                        IT SERVICES - 0.1%                                11,400   Automatic Data Processing, Inc.           520,752
                        INDEPENDENT POWER PRODUCERS &                     32,900   The AES Corp. (j)                         561,274
                           ENERGY TRADERS - 0.1%
                        INDUSTRIAL CONGLOMERATES - 1.2%                  192,000   General Electric Co.                    6,677,760
                                                                          77,213   Tyco International Ltd.                 2,075,494
                                                                                                                        ------------
                                                                                                                           8,753,254
                                                                                                                        ------------
                        INSURANCE - 2.0%                                  30,200   ACE Ltd.                                1,570,702
                                                                          17,600   The Allstate Corp.                        917,136
                                                                          79,600   American International Group, Inc.      5,260,764

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                     SHARES HELD   COMMON STOCKS                            VALUE
-------                 --------                                     -----------   -------------                        ------------
                                                                          11,400   Assurant, Inc.                       $    561,450
                                                                           8,500   Bristol West Holdings, Inc.               163,625
                                                                          30,300   Endurance Specialty Holdings Ltd.         986,265
                                                                           3,700   Hartford Financial Services Group,
                                                                                   Inc.                                      298,035
                                                                           8,600   Marsh & McLennan Cos., Inc.               252,496
                                                                           3,700   Prudential Financial, Inc.                280,497
                                                                          16,600   RenaissanceRe Holdings Ltd.               724,092
                                                                          39,745   The St. Paul Travelers Cos., Inc.       1,660,944
                                                                          32,800   XL Capital Ltd. Class A                 2,102,808
                                                                                                                        ------------
                                                                                                                          14,778,814
                                                                                                                        ------------
                        LEISURE EQUIPMENT & PRODUCTS - 0.1%               22,800   Mattel, Inc.                              413,364
                        MACHINERY - 0.1%                                  20,700   Navistar International Corp. (j)          570,906
                        MEDIA - 0.5%                                      12,405   CBS Corp. Class B                         297,472
                                                                          41,579   Comcast Corp. Class A (j)               1,087,707
                                                                           3,590   Discovery Holding Co. (j)                  53,850
                                                                           5,680   Liberty Global, Inc. (j)                  116,270
                                                                           5,680   Liberty Global, Inc. Series C (j)         112,180
                                                                          35,700   Liberty Media Corp. Class A (j)           293,097
                                                                          23,798   NTL, Inc.                                 692,745
                                                                          28,300   Time Warner, Inc.                         475,157
                                                                           8,100   Tribune Co.                               222,183
                                                                          12,379   Viacom, Inc. Class B (j)                  480,305
                                                                                                                        ------------
                                                                                                                           3,830,966
                                                                                                                        ------------
                        METALS & MINING - 0.6%                            13,100   AK Steel Holding Corp. (j)                196,500
                                                                          76,600   Alcoa, Inc.                             2,340,896
                                                                          10,200   Freeport-McMoRan Copper & Gold,
                                                                                   Inc. Class B                              609,654
                                                                          17,500   Inco Ltd. (j)                             873,075
                                                                           3,400   United States Steel Corp.                 206,312
                                                                                                                        ------------
                                                                                                                           4,226,437
                                                                                                                        ------------
                        OIL, GAS & CONSUMABLE FUELS - 3.0%                 4,100   Alon USA Energy, Inc.                     100,942
                                                                          16,200   Alpha Natural Resources, Inc. (j)         374,868
                                                                           4,500   Amerada Hess Corp.                        640,800
                                                                          10,000   Arch Coal, Inc.                           759,400
                                                                          37,212   Chevron Corp.                           2,157,180
                                                                          36,658   ConocoPhillips                          2,314,953
                                                                           4,400   Consol Energy, Inc.                       326,304
                                                                           7,900   Devon Energy Corp.                        483,243
                                                                         239,700   El Paso Corp.                           2,888,385
                                                                          73,650   Exxon Mobil Corp.                       4,482,339
                                                                          11,400   Foundation Coal Holdings, Inc.            468,996

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                     SHARES HELD   COMMON STOCKS                            VALUE
-------                 --------                                     -----------   -------------                        ------------
                                                                          87,800   International Coal Group, Inc.
                                                                                   (j)(o)                               $    855,172
                                                                           3,400   James River Coal Co. (j)                  115,498
                                                                          21,085   Kerr-McGee Corp.                        2,013,196
                                                                          25,000   Marathon Oil Corp.                      1,904,250
                                                                           8,600   Noble Energy, Inc.                        377,712
                                                                          15,025   Occidental Petroleum Corp.              1,392,066
                                                                          26,300   Rosetta Resources, Inc. (j)               472,348
                                                                          11,875   Stone Energy Corp. (j)                    524,044
                                                                           3,100   Williams Cos., Inc.                        66,309
                                                                                                                        ------------
                                                                                                                          22,718,005
                                                                                                                        ------------
                        PAPER & FOREST PRODUCTS - 0.2%                    22,700   Bowater, Inc.                             671,466
                                                                          29,400   International Paper Co.                 1,016,358
                                                                                                                        ------------
                                                                                                                           1,687,824
                                                                                                                        ------------
                        PERSONAL PRODUCTS - 0.1%                          17,500   Avon Products, Inc.                       545,475
                        PHARMACEUTICALS - 1.7%                            23,400   Abbott Laboratories                       993,798
                                                                          15,000   Andrx Corp. (j)                           356,100
                                                                          47,400   Bristol-Myers Squibb Co.                1,166,514
                                                                          15,000   Eli Lilly & Co.                           829,500
                                                                          47,200   Johnson & Johnson                       2,795,184
                                                                          44,500   Merck & Co., Inc.                       1,567,735
                                                                         111,800   Pfizer, Inc.                            2,786,056
                                                                          35,100   Schering-Plough Corp.                     666,549
                                                                          35,300   Valeant Pharmaceuticals
                                                                                   International                             559,505
                                                                           6,200   Watson Pharmaceuticals, Inc. (j)          178,188
                                                                          21,900   Wyeth                                   1,062,588
                                                                                                                        ------------
                                                                                                                          12,961,717
                                                                                                                        ------------
                        REAL ESTATE - 0.2%                                 9,300   Aames Investment Corp.                     52,824
                                                                         108,130   Friedman Billings Ramsey Group,
                                                                                   Inc. Class A (p)                        1,014,259
                                                                           3,353   Prologis                                  179,385
                                                                           7,613   Ventas, Inc.                              252,599
                                                                                                                        ------------
                                                                                                                           1,499,067
                                                                                                                        ------------
                        ROAD & RAIL - 1.1%                                62,100   CSX Corp.                               3,713,580
                                                                          19,500   Norfolk Southern Corp.                  1,054,365
                                                                          35,900   Union Pacific Corp.                     3,351,265
                                                                                                                        ------------
                                                                                                                           8,119,210
                                                                                                                        ------------
                        SEMICONDUCTORS & SEMICONDUCTOR                    14,159   Agere Systems, Inc. (j)                   212,951
                           EQUIPMENT - 0.3%                               15,500   Altera Corp. (j)                          319,920
                                                                          21,500   Cirrus Logic, Inc. (j)                    182,320
                                                                          44,400   Intel Corp.                               859,140
                                                                          25,500   Micron Technology, Inc. (j)               375,360

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                     SHARES HELD   COMMON STOCKS                            VALUE
-------                 --------                                     -----------   -------------                        ------------
                                                                          15,000   Photronics, Inc. (j)                 $    281,400
                                                                                                                        ------------
                                                                                                                           2,231,091
                                                                                                                        ------------
                        SOFTWARE - 1.6%                                  142,652   CA, Inc.                                3,881,561
                                                                          16,400   Compuware Corp. (j)                       128,412
                                                                         199,000   Microsoft Corp.                         5,414,790
                                                                         167,100   Novell, Inc. (j)                        1,283,328
                                                                          22,700   Symantec Corp. (j)                        382,041
                                                                          60,600   TIBCO Software, Inc. (j)                  506,616
                                                                                                                        ------------
                                                                                                                          11,596,748
                                                                                                                        ------------
                        SPECIALTY RETAIL - 0.1%                           13,700   Home Depot, Inc.                          579,510
                                                                          32,100   Pier 1 Imports, Inc.                      372,681
                                                                                                                        ------------
                                                                                                                             952,191
                                                                                                                        ------------
                        TEXTILES, APPAREL & LUXURY                       102,200   Unifi, Inc. (j)                           341,348
                           GOODS - 0.0%
                        THRIFTS & MORTGAGE FINANCE - 0.2%                 14,600   Fannie Mae                                750,440
                                                                          15,000   Washington Mutual, Inc.                   639,300
                                                                                                                        ------------
                                                                                                                           1,389,740
                                                                                                                        ------------
                        TOBACCO - 0.2%                                    21,900   Altria Group, Inc.                      1,551,834
                        TRANSPORTATION INFRASTRUCTURE - 0.4%              80,800   Macquarie Infrastructure Co. Trust      2,626,000
                        WIRELESS TELECOMMUNICATION                        21,000   Alltel Corp.                            1,359,750
                           SERVICES - 0.3%                                43,200   Sprint Nextel Corp.                     1,116,288
                                                                                                                        ------------
                                                                                                                           2,476,038
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS IN THE UNITED
                                                                                   STATES                                175,755,925
                                                                                                                        ------------
                                                                                   TOTAL COMMON STOCKS
                                                                                   (COST - $323,117,831) - 59.5%         443,780,882
                                                                                                                        ------------
                                                                                   MUTUAL FUNDS
VIETNAM - 0.0%          DIVERSIFIED FINANCIAL                            110,286   Vietnam Enterprise Investments
                           SERVICES - 0.0%                                         Ltd. Redeemable Shares (j)                286,744
                                                                                                                        ------------
                                                                                   TOTAL MUTUAL FUNDS
                                                                                   (COST - $130,000) - 0.0%                  286,744
                                                                                                                        ------------
                                                                                   PREFERRED STOCKS
AUSTRALIA - 0.2%        COMMERCIAL BANKS - 0.2%                           31,600   National Australia Bank Ltd.,
                                                                                   7.875% (f)                              1,391,980
                                                                                                                        ------------
                                                                                   TOTAL PREFERRED STOCKS IN
                                                                                   AUSTRALIA                               1,391,980
                                                                                                                        ------------
BERMUDA - 0.0%          INSURANCE - 0.0%                                   4,200   IPC Holdings, Ltd., 7.25% (f)             115,500
                                                                                                                        ------------
                                                                                   TOTAL PREFERRED STOCKS IN BERMUDA         115,500
                                                                                                                        ------------
UNITED STATES - 0.5%    DIVERSIFIED TELECOMMUNICATION                      9,829   McLeodUSA, Inc. Series A, 2.50%
                           SERVICES - 0.0%                                         (f)                                            20
                        INSURANCE - 0.1%                                  22,500   Metlife, Inc. Series B, 6.375% (f)        603,675
                                                                          20,000   XL Capital Ltd., 6.50% (f)                443,600
                                                                                                                        ------------
                                                                                                                           1,047,275
                                                                                                                        ------------
                        OIL, GAS & CONSUMABLE FUELS - 0.1%                   510   El Paso Corp., 4.99% (a)(f)               551,501
                        THRIFTS & MORTGAGE FINANCE - 0.3%                     24   Fannie Mae, 5.375% (f)                  2,299,626
                                                                                                                        ------------
                                                                                   TOTAL PREFERRED STOCKS IN THE
                                                                                   UNITED STATES                           3,898,422
                                                                                                                        ------------
                                                                                   TOTAL PREFERRED STOCKS
                                                                                   (COST - $5,821,130) - 0.7%              5,405,902
                                                                                                                        ------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                     SHARES HELD   WARRANTS (C)                             VALUE
-------                 --------                                     -----------   ------------                         ------------
UNITED KINGDOM - 0.0%   CAPITAL MARKETS - 0.0%                           269,467   Deutsche Bank AG
                                                                                   (expires 9/15/2006)                  $    109,840
                                                                                                                        ------------
                                                                                   TOTAL WARRANTS IN THE UNITED
                                                                                   KINGDOM                                   109,840
                                                                                                                        ------------
UNITED STATES - 0.0%    COMMUNICATIONS EQUIPMENT - 0.0%                   17,905   Lucent Technologies, Inc.
                                                                                   (expires 12/10/2007)                       11,012
                        DIVERSIFIED TELECOMMUNICATION                        795   AboveNet, Inc. (expires 9/08/2008)          7,155
                           SERVICES - 0.0%                                   936   AboveNet, Inc. (expires 9/08/2010)          8,424
                                                                          21,779   McLeodUSA, Inc.
                                                                                   (expires 4/16/2007)                            22
                                                                                                                        ------------
                                                                                                                              15,601
                                                                                                                        ------------
                                                                                   TOTAL WARRANTS IN THE UNITED
                                                                                   STATES                                     26,613
                                                                                                                        ------------
                                                                                   TOTAL WARRANTS (COST - $404,568)
                                                                                   - 0.0%                                    136,453
                                                                                                                        ------------
                                                                                   RIGHTS
FRANCE - 0.0%           CONSTRUCTION & ENGINEERING - 0.0%                 10,785   Vinci SA (s)                               23,101
                                                                                                                        ------------
                                                                                   TOTAL RIGHTS IN FRANCE                     23,101
                                                                                                                        ------------
UNITED STATES - 0.0%    COMMERCIAL SERVICES & SUPPLIES - 0.0%             46,000   Information Resources, Inc. (g)            29,900
                                                                                                                        ------------
                                                                                   TOTAL RIGHTS IN THE UNITED STATES          29,900
                                                                                                                        ------------
                                                                                   TOTAL RIGHTS (COST - $77,280)
                                                                                   - 0.0%                                     53,001
                                                                                                                        ------------
                                                                                   FIXED INCOME SECURITIES

                                                                     FACE AMOUNT   CORPORATE BONDS
                                                                     -----------   ---------------
BERMUDA - 0.0%          REAL ESTATE - 0.0%                     USD       400,000   Hongkong Land CB 2005 Ltd., 2.75%
                                                                                   due 12/21/2012 (f)                        445,500
                                                                                                                        ------------
                                                                                   TOTAL CORPORATE BONDS IN BERMUDA          445,500
                                                                                                                        ------------
BRAZIL - 0.1%           COMMERCIAL BANKS - 0.0%                          275,000   Banco Nacional de Desenvolvimento
                                                                                   Economico e Social, 5.727% due
                                                                                   6/16/2008 (n)                             266,750
                        FOOD PRODUCTS - 0.1%                             400,000   Cosan SA Industria e Comercio, 9%
                                                                                   due 11/01/2009 (a)                        426,000
                        METALS & MINING - 0.0%                 BRL        10,296   Cia Vale do Rio Doce (n)(k)                     0
                                                                                                                        ------------
                                                                                   TOTAL CORPORATE BONDS IN BRAZIL           692,750
                                                                                                                        ------------
CANADA - 0.2%           METALS & MINING - 0.0%                 USD        70,000   Bema Gold Corp., 3.25% due
                                                                                   2/25/2011 (f)                              77,972
                        WIRELESS TELECOMMUNICATION                       800,000   Rogers Wireless Communications,
                           SERVICES - 0.2%                                         Inc., 8.035% due 12/15/2010 (n)           826,000
                                                               CAD       325,000   Rogers Wireless Communications,
                                                                                   Inc., 7.625% due 12/15/2011               302,964
                                                                                                                        ------------
                                                                                                                           1,128,964
                                                                                                                        ------------
                                                                                   TOTAL CORPORATE BONDS IN CANADA         1,206,936
                                                                                                                        ------------
CHILE - 0.4%            ELECTRIC UTILITIES - 0.4%              USD     2,905,193   Empresa Electrica del Norte Grande
                                                                                   SA, 4% due 11/05/2017                   2,716,355
                                                                                                                        ------------
                                                                                   TOTAL CORPORATE BONDS IN CHILE          2,716,355
                                                                                                                        ------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                     FACE AMOUNT   CORPORATE BONDS                          VALUE
-------                 --------                                     -----------   ---------------                      ------------
CHINA - 0.1%            INDUSTRIAL CONGLOMERATES - 0.1%        USD       676,000   Beijing Enterprises Investment
                                                                                   Ltd., 0% due 12/21/2010 (f)(m)       $    742,755
                                                                                                                        ------------
                                                                                   TOTAL CORPORATE BONDS IN CHINA            742,755
                                                                                                                        ------------
EUROPE - 1.1%           COMMERCIAL BANKS - 1.1%                EUR     3,900,000   European Investment Bank, 4% due
                                                                                   1/15/2007                               4,748,090
                                                               BRL     1,000,000   European Investment Bank, 0% due
                                                                                   5/01/2008 (m)                             343,722
                                                                       5,181,190   European Investment Bank, 0% due
                                                                                   9/12/2008 (a)(m)                        1,691,231
                                                                       6,160,000   European Investment Bank, 0% due
                                                                                   9/21/2010 (a)(m)                        1,530,754
                                                                                                                        ------------
                                                                                   TOTAL CORPORATE BONDS IN EUROPE         8,313,797
                                                                                                                        ------------
FRANCE - 0.4%           COMMERCIAL BANKS - 0.4%                EUR     2,550,000   ERAP, 2.875% due 7/12/2006              3,085,792
                        SOFTWARE - 0.0%                                   98,700   Infogrames Entertainment SA Series
                                                                                   WW, 4% due 4/01/2009 (f)                   48,092
                                                                                                                        ------------
                                                                                   TOTAL CORPORATE BONDS IN FRANCE         3,133,884
                                                                                                                        ------------
GERMANY - 1.7%          COMMERCIAL BANKS - 1.7%                GBP     2,250,000   KfW - Kreditanstalt fuer
                                                                                   Wiederaufbau, 4.125% due 6/07/2006      3,899,538
                                                                         475,000   KfW - Kreditanstalt fuer
                                                                                   Wiederaufbau, 4.80% due
                                                                                   10/27/2006                                824,321
                                                               EUR     2,550,000   KfW - Kreditanstalt fuer
                                                                                   Wiederaufbau, 3.125% due
                                                                                   11/15/2006                              3,084,351
                                                               GBP       700,000   KfW - Kreditanstalt fuer
                                                                                   Wiederaufbau, 5.375% due
                                                                                   12/07/2007                              1,228,701
                                                                         700,000   KfW - Kreditanstalt fuer
                                                                                   Wiederaufbau, 4.50% due 12/07/2008      1,208,791
                                                               EUR     2,000,000   KfW - Kreditanstalt fuer
                                                                                   Wiederaufbau, 4.25% due 7/04/2014       2,494,944
                                                                                                                        ------------
                                                                                   TOTAL CORPORATE BONDS IN GERMANY       12,740,646
                                                                                                                        ------------
HONG KONG - 0.1%        INDUSTRIAL CONGLOMERATES - 0.1%        USD       725,000   Hutchison Whampoa International
                                                                                   Ltd., 5.45% due 11/24/2010                717,447
                                                                                                                        ------------
                                                                                   TOTAL CORPORATE BONDS IN HONG KONG        717,447
                                                                                                                        ------------
INDIA - 0.6%            AUTOMOBILES - 0.3%                               500,000   Tata Motors Ltd., 1% due 7/31/2008
                                                                                   (a)(f)                                  1,863,750
                                                                         360,000   Tata Motors Ltd. Series 2, 1% due
                                                                                   4/27/2011 (f)                             435,600
                                                                                                                        ------------
                                                                                                                           2,299,350
                                                                                                                        ------------
                        DIVERSIFIED FINANCIAL                            500,000   Housing Development Finance Corp.,
                           SERVICES - 0.1%                                         0% due 9/27/2010 (f)(m)                   554,528
                        MEDIA - 0.2%                                   1,530,000   Zee Telefilms Ltd, 0.50% due
                                                                                   4/29/2009 (f)                           1,723,162
                        METALS & MINING - 0.0%                           300,000   Gujarat NRE Coke Ltd., 0% due
                                                                                   4/12/2011 (f)(m)                          303,750
                                                                                                                        ------------
                                                                                   TOTAL CORPORATE BONDS IN INDIA          4,880,790
                                                                                                                        ------------
JAPAN - 0.7%            COMMERCIAL BANKS - 0.7%                JPY    60,000,000   The Bank of Fukuoka Ltd. Series 2,
                                                                                   1.10% due 9/28/2007 (f)                 1,118,207
                                                                      99,000,000   The Bank of Kyoto Ltd. Series 1,
                                                                                   1.90% due 9/30/2009 (f)                 1,887,254
                                                                     200,000,000   International Bank for
                                                                                   Reconstruction & Development            1,734,015
                                                                                   Series 670, 2% due 2/18/2008
                                                                      17,000,000   The Mie Bank Ltd., 1% due
                                                                                   10/31/2011 (f)                            196,525
                                                                                                                        ------------
                                                                                   TOTAL CORPORATE BONDS IN JAPAN          4,936,001
                                                                                                                        ------------
MALAYSIA - 0.3%         DIVERSIFIED FINANCIAL                  USD       800,000   Feringghi Capital Ltd., 0% due
                           SERVICES - 0.2%                                         12/22/2009 (f)(m)                         829,000
                                                               MYR     2,225,000   Johor Corp., 1% due 7/31/2009             670,563
                                                                                                                        ------------
                                                                                                                           1,499,563
                                                                                                                        ------------
                        ELECTRIC UTILITIES - 0.0%              USD       160,000   TNB Capital L Ltd., 2.625% due
                                                                                   11/20/2007 (f)                            175,800

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                     FACE AMOUNT   CORPORATE BONDS                          VALUE
-------                 --------                                     -----------   ---------------                      ------------
                        FOOD PRODUCTS - 0.0%                   USD       130,000   IOI Investment Bhd, 0% due
                                                                                   9/18/2009 (f)(m)                     $    159,622
                        MULTI-UTILITIES - 0.1%                           500,000   YTL Power Finance Cayman Ltd., 0%
                                                                                   due 5/09/2010 (f)(m)                      536,250
                                                                                                                        ------------
                                                                                   TOTAL CORPORATE BONDS IN MALAYSIA       2,371,235
                                                                                                                        ------------
MEXICO - 0.1%           HOUSEHOLD DURABLES - 0.1%                        545,000   Vitro Envases Norteamerica SA de
                                                                                   CV, 10.75% due 7/23/2011 (a)              572,250
                                                                                                                        ------------
                                                                                   TOTAL CORPORATE BONDS IN MEXICO           572,250
                                                                                                                        ------------
NETHERLANDS - 0.4%      COMMERCIAL BANKS - 0.1%                GBP       500,000   Bank Nederlandse Gemeenten, 4.625%
                                                                                   due 12/07/2006                            866,762
                        SEMICONDUCTORS & SEMICONDUCTOR         USD        70,000   ASM International NV, 4.25% due
                           EQUIPMENT - 0.3%                                        12/06/2011 (f)                            76,417
                                                                         265,000   ASM International NV, 4.25% due
                                                                                   12/06/2011 (a)(f)                         292,494
                                                               EUR     1,450,000   Infineon Technologies Holding BV,
                                                                                   4.25% due 2/06/2007 (f)                 1,767,009
                                                                                                                        ------------
                                                                                                                           2,135,920
                                                                                                                        ------------
                                                                                   TOTAL CORPORATE BONDS IN THE
                                                                                   NETHERLANDS                             3,002,682
                                                                                                                        ------------
SOUTH KOREA - 0.1%      WIRELESS TELECOMMUNICATION             USD        50,000   LG Telecom Ltd., 8.25% due
                           SERVICES - 0.1%                                         7/15/2009                                  53,235
                                                                         900,000   LG Telecom Ltd., 8.25% due
                                                                                   7/15/2009 (a)                             957,778
                                                                                                                        ------------
                                                                                   TOTAL CORPORATE BONDS IN SOUTH
                                                                                   KOREA                                   1,011,013
                                                                                                                        ------------
SWEDEN - 0.1%           DIVERSIFIED FINANCIAL                  TRY     1,396,720   Svensk Exportkredit AB, 10.50% due
                           SERVICES - 0.1%                                         9/29/2015                               1,074,400
                                                                                                                        ------------
                                                                                   TOTAL CORPORATE BONDS IN SWEDEN         1,074,400
                                                                                                                        ------------
TAIWAN - 0.4%           CAPITAL MARKETS - 0.2%                 USD     1,650,000   UBS AG, Jersey Branch, 0% due
                                                                                   12/01/2010 (m)                          1,650,000
                        CONSTRUCTION MATERIALS - 0.2%                    860,000   Taiwan Cement Corp., 0% due
                                                                                   3/03/2009 (f)(m)                        1,107,513
                                                                                                                        ------------
                                                                                   TOTAL CORPORATE BONDS IN TAIWAN         2,757,513
                                                                                                                        ------------
UNITED KINGDOM - 0.2%   COMMERCIAL BANKS - 0.1%                GBP       235,000   International Bank for
                                                                                   Reconstruction & Development,
                                                                                   7.125% due 7/30/2007                      421,182
                        DIVERSIFIED TELECOMMUNICATION          EUR       500,000   Colt Telecom Group Plc, 2% due
                           SERVICES - 0.1%                                         4/03/2007 (f)                             771,474
                                                                                                                        ------------
                                                                                   TOTAL CORPORATE BONDS IN THE
                                                                                   UNITED KINGDOM                          1,192,656
                                                                                                                        ------------
UNITED STATES - 3.5%    AEROSPACE & DEFENSE - 0.0%             USD       230,000   GenCorp, Inc., 5.75% due
                                                                                   4/15/2007 (f)                             258,175
                        AIRLINES - 0.0%                                  356,242   Northwest Airlines, Inc. Series
                                                                                   1999-3-B, 9.485% due 4/01/2015 (h)        65,905
                        BIOTECHNOLOGY - 0.2%                             825,000   Abgenix, Inc., 3.50% due
                                                                                   3/15/2007 (f)                             816,750
                                                                         310,000   Abgenix, Inc., 1.75% due
                                                                                   12/15/2011 (a)(f)                         566,912
                                                                         120,000   Cell Genesys, Inc., 3.125% due
                                                                                   11/01/2011 (f)                            119,100
                                                                         200,000   Nabi Biopharmaceuticals, 2.875%
                                                                                   due 4/15/2025 (f)                         167,500
                                                                                                                        ------------
                                                                                                                           1,670,262
                                                                                                                        ------------
                        CAPITAL MARKETS - 0.8%                         2,929,000   Goldman Sachs & Co., 0%
                                                                                   due 1/31/2007 (m)                       3,341,640
                                                                       2,700,000   Goldman Sachs & Co., 0% due
                                                                                   2/16/2008 (m)                           2,754,421
                                                                                                                        ------------
                                                                                                                           6,096,061
                                                                                                                        ------------
                        COMMUNICATIONS EQUIPMENT - 0.1%                  380,000   Lucent Technologies, Inc., 8%
                                                                                   due 8/01/2031 (f)                         383,325

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                     SHARES HELD   COMMON STOCKS                            VALUE
-------                 --------                                     -----------   -------------                        ------------
                        CONSTRUCTION & ENGINEERING - 0.6%      USD     2,978,750   Foster Wheeler, LLC Series A,
                                                                                   10.359% due 9/15/2011                $  3,291,519
                                                                         974,000   J Ray McDermott SA, 11% due
                                                                                   12/15/2013 (a)                          1,137,145
                                                                                                                        ------------
                                                                                                                           4,428,664
                                                                                                                        ------------
                        CONTAINERS & PACKAGING - 0.2%                  1,685,000   Anchor Glass Container Corp., 11%
                                                                                   due 2/15/2013 (h)                       1,415,400
                                                                         375,000   Crown Cork & Seal Co., Inc., 7.50%
                                                                                   due 12/15/2096                            303,750
                                                                                                                        ------------
                                                                                                                           1,719,150
                                                                                                                        ------------
                        DIVERSIFIED FINANCIAL SERVICES         JPY    75,000,000   General Electric Capital Corp.,
                           - 0.1%                                                  1.40% due 11/02/2006                      640,137
                                                               USD       225,000   Triad Acquisition Corp. Series B,
                                                                                   11.125% due 5/01/2013                     222,750
                                                                                                                        ------------
                                                                                                                             862,887
                                                                                                                        ------------
                        DIVERSIFIED TELECOMMUNICATION                    861,000   MCI, Inc., 6.908% due 5/01/2007           869,610
                           SERVICES - 0.1%
                        HEALTH CARE PROVIDERS &                          600,000   Tenet Healthcare Corp., 9.25% due
                           SERVICES - 0.1%                                         2/01/2015 (a)                             601,500
                        HOTELS, RESTAURANTS &                            850,000   Uno Restaurant Corp., 10% due
                           LEISURE - 0.1%                                          2/15/2011 (a)                             688,500
                        INDEPENDENT POWER PRODUCERS &          GBP       213,000   The AES Corp., 8.375% due
                           ENERGY TRADERS - 0.5%                                   3/01/2011                                 375,000
                                                               USD       400,000   Calpine Corp., 8.75% due 7/15/2013
                                                                                   (a)(h)                                    367,000
                                                                       1,800,000   Calpine Generating Co. LLC, 8.576%
                                                                                   due 4/01/2009 (n)                       1,885,500
                                                                       1,000,000   Calpine Generating Co. LLC,
                                                                                   10.576% due 4/01/2010 (n)               1,065,000
                                                                                                                        ------------
                                                                                                                           3,692,500
                                                                                                                        ------------
                        INSURANCE - 0.1%                                 291,000   Fortis Insurance NV, 7.75% due
                                                                                   1/26/2008 (a)(f)                          383,538
                        OIL, GAS & CONSUMABLE                            250,000   McMoRan Exploration Co., 5.25% due
                           FUELS - 0.1%                                            10/06/2011 (f)                            290,937
                                                                         325,000   McMoRan Exploration Co., 5.25% due
                                                                                   10/06/2011 (a)(f)                         378,219
                                                                                                                        ------------
                                                                                                                             669,156
                                                                                                                        ------------
                        PAPER & FOREST                                 1,250,000   Mandra Forestry, 12% due 5/15/2013
                           PRODUCTS - 0.2%                                         (a)(q)                                  1,012,500
                        SEMICONDUCTORS & SEMICONDUCTOR                   980,000   Conexant Systems, Inc., 4% due
                           EQUIPMENT - 0.2%                                        2/01/2007 (f)                             956,725
                                                                         625,000   LSI Logic Corp., 4% due
                                                                                   11/01/2006 (f)                            617,969
                                                                                                                        ------------
                                                                                                                           1,574,694
                                                                                                                        ------------
                        SPECIALTY RETAIL - 0.0%                          110,000   General Nutrition Centers, Inc.,
                                                                                   8.625% due 1/15/2011                      111,375
                        WIRELESS TELECOMMUNICATION                       800,000   Nextel Communications, Inc., 5.25%
                           SERVICES - 0.1%                                         due 1/15/2010 (f)                         800,000
                                                                                                                        ------------
                                                                                   TOTAL CORPORATE BONDS IN THE
                                                                                   UNITED STATES                          25,887,802
                                                                                                                        ------------
                                                                                   TOTAL CORPORATE BONDS
                                                                                   (COST - $73,304,026) - 10.5%           78,396,412
                                                                                                                        ------------
                                                                                   FLOATING RATE LOAN INTERESTS (B)
MEXICO - 0.1%           HOUSEHOLD DURABLES - 0.1%                        483,333   Vitro Envases Norteamerica SA de
                                                                                   CV Term Loan, 10.08% due 2/24/2010        483,333
                                                                                                                        ------------
                                                                                   TOTAL FLOATING RATE LOAN INTERESTS
                                                                                   IN MEXICO                                 483,333
                                                                                                                        ------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                     FACE AMOUNT   FLOATING RATE LOAN INTERESTS (B)         VALUE
-------                 --------                                     -----------   --------------------------------     ------------
UNITED STATES - 0.2%    CONTAINERS & PACKAGING - 0.2%          USD     1,282,000   Anchor Glass Container Corp.
                                                                                   Debtor In Possession Term Loan,
                                                                                   11.917% due 9/30/2006                $  1,307,640
                        TEXTILES, APPAREL & LUXURY                       531,669   Galey & Lord, Inc. Term Loan,
                           GOODS - 0.0%                                            10.17% due 7/31/2009 (h)                   15,950
                                                                                                                        ------------
                                                                                   TOTAL FLOATING RATE LOAN INTERESTS
                                                                                   IN THE UNITED STATES                    1,323,590
                                                                                                                        ------------
                                                                                   TOTAL FLOATING RATE LOAN INTERESTS
                                                                                   (COST - $2,113,572) - 0.3%              1,806,923
                                                                                                                        ------------
                                                                                   FOREIGN GOVERNMENT OBLIGATIONS
CANADA - 0.3%                                                  CAD     2,355,000   Canadian Government Bond, 4% due
                                                                                   9/01/2010                               2,005,969
                                                                                                                        ------------
                                                                                   TOTAL FOREIGN GOVERNMENT
                                                                                   OBLIGATIONS IN CANADA                   2,005,969
                                                                                                                        ------------
FRANCE - 0.2%                                                  EUR     1,125,000   Caisse d'Amortissement de la Dette
                                                                                   Sociale, 4% due 10/25/2014              1,375,548
                                                                                                                        ------------
                                                                                   TOTAL FOREIGN GOVERNMENT
                                                                                   OBLIGATIONS IN FRANCE                   1,375,548
                                                                                                                        ------------
GERMANY - 1.4%                                                         8,000,000   Deutsche Bundesrepublik Series 00,
                                                                                   5.25% due 1/04/2011                    10,377,385
                                                                                                                        ------------
                                                                                   TOTAL FOREIGN GOVERNMENT
                                                                                   OBLIGATIONS IN GERMANY                 10,377,385
                                                                                                                        ------------
ICELAND - 0.1%                                                 ISK    71,000,000   Iceland Rikisbref, 7.25% due
                                                                                   5/17/2013                                 939,303
                                                                                                                        ------------
                                                                                   TOTAL FOREIGN GOVERNMENT
                                                                                   OBLIGATIONS IN ICELAND                    939,303
                                                                                                                        ------------
ITALY - 0.1%                                                   JPY   125,000,000   Italy Government International
                                                                                   Bond, 0.375% due 10/10/2006             1,061,053
                                                                                                                        ------------
                                                                                   TOTAL FOREIGN GOVERNMENT
                                                                                   OBLIGATIONS IN ITALY                    1,061,053
                                                                                                                        ------------
MALAYSIA - 0.4%                                                MYR     8,750,000   Malaysia Government Bond Series
                                                                                   386X, 8.60% due 12/01/2007              2,568,230
                                                                       2,000,000   Malaysia Government Bond, 3.756%
                                                                                   due 4/28/2011                             542,610
                                                                                                                        ------------
                                                                                   TOTAL FOREIGN GOVERNMENT
                                                                                   OBLIGATIONS IN MALAYSIA                 3,110,840
                                                                                                                        ------------
NETHERLANDS 0.2%                                               EUR     1,300,000   Netherlands Government Bond, 3.75%
                                                                                   due 7/15/2014                           1,573,910
                                                                                                                        ------------
                                                                                   TOTAL FOREIGN GOVERNMENT
                                                                                   OBLIGATIONS IN THE NETHERLANDS          1,573,910
                                                                                                                        ------------
NEW ZEALAND - 0.1%                                             NZD     1,175,000   New Zealand Government Bond Series
                                                                                   216, 4.50% due 2/14/2016                  973,111
                                                                                                                        ------------
                                                                                   TOTAL FOREIGN GOVERNMENT
                                                                                   OBLIGATIONS IN NEW ZEALAND                973,111
                                                                                                                        ------------
POLAND - 0.3%                                                  PLN     6,000,000   Poland Government Bond, 3% due
                                                                                   8/24/2016                               1,892,017
                                                                                                                        ------------
                                                                                   TOTAL FOREIGN GOVERNMENT
                                                                                   OBLIGATIONS IN POLAND                   1,892,017
                                                                                                                        ------------
SWEDEN - 0.4%                                                  SEK    16,500,000   Sweden Government Bond Series
                                                                                   3101, 4% due 12/01/2008                 2,600,851
                                                                                                                        ------------
                                                                                   TOTAL FOREIGN GOVERNMENT
                                                                                   OBLIGATIONS IN SWEDEN                   2,600,851
                                                                                                                        ------------
                                                                                   TOTAL FOREIGN GOVERNMENT
                                                                                   OBLIGATIONS (COST - $23,666,423) -
                                                                                   3.5%                                   25,909,987
                                                                                                                        ------------
                                                                                   STRUCTURED NOTES
BRAZIL - 0.9%           DIVERSIFIED FINANCIAL                                      JPMorgan Chase Bank (a):
                           SERVICES - 0.9%                     BRL     7,397,438   (NTN-B Linked Notes), 6% due
                                                                                   8/15/2010                               3,012,754
                                                                       5,888,353   (NTN-B Linked Notes), 6% due
                                                                                   8/15/2010                               2,398,149
                                                                       2,849,611   (NTN-B Linked Notes), 6% due
                                                                                   8/17/2010                               1,160,561
                                                                                                                        ------------
                                                                                   TOTAL STRUCTURED NOTES (COST -
                                                                                   $6,725,345) - 0.9%                      6,571,464
                                                                                                                        ------------
                                                                                   U.S. GOVERNMENT OBLIGATIONS
UNITED STATES - 7.5%                                           USD     4,552,231   U.S. Treasury Inflation Indexed
                                                                                   Bonds, 0.875% due 4/15/2010             4,311,819
                                                                      12,781,270   U.S. Treasury Inflation Indexed
                                                                                   Bonds, 1.875% due 7/15/2015 (r)        12,291,990
                                                                      21,200,804   U.S. Treasury Inflation Indexed
                                                                                   Bonds, 2% due 1/15/2016                20,565,606
                                                                       7,500,000   U.S. Treasury Notes, 3.625% due
                                                                                   4/30/2007                               7,402,732
                                                                         700,000   U.S. Treasury Notes, 3.50% due
                                                                                   5/31/2007                                 689,254
                                                                       1,800,000   U.S. Treasury Notes, 4.375% due
                                                                                   12/31/2007                              1,785,656

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

COUNTRY                 INDUSTRY                                     FACE AMOUNT   U.S. GOVERNMENT OBLIGATIONS              VALUE
-------                 --------                                     -----------   ---------------------------          ------------
                                                               USD     1,385,000   U.S. Treasury Notes, 4% due
                                                                                   6/15/2009                            $  1,351,295
                                                                         625,000   U.S. Treasury Notes, 4.75% due
                                                                                   5/15/2014                                 619,531
                                                                       1,200,000   U.S. Treasury Notes, 4.25% due
                                                                                   8/15/2014                               1,148,578
                                                                       6,425,000   U.S. Treasury Notes, 4.25% due
                                                                                   11/15/2014                              6,140,907
                                                                                                                        ------------
                                                                                   TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                                                   (COST - $57,465,402) - 7.5%            56,307,368
                                                                                                                        ------------
                                                                                   TOTAL FIXED INCOME SECURITIES
                                                                                   (COST - $163,274,768) - 22.7%         168,992,154
                                                                                                                        ------------

                                                                      BENEFICIAL
                                                                       INTEREST    OTHER INTERESTS (E)
                                                                     -----------   -------------------
UNITED STATES - 0.0%    DIVERSIFIED TELECOMMUNICATION                  1,400,000   AboveNet, Inc. (Litigation Trust
                           SERVICES - 0.0%                                         Certificates)                                   0
                                                                                                                        ------------
                                                                                   TOTAL OTHER INTERESTS (COST - $0)
                                                                                   - 0.0%                                          0
                                                                                                                        ------------

                                                                     FACE AMOUNT   SHORT-TERM SECURITIES
                                                                     -----------   ---------------------
EUROPE - 3.1%           TIME DEPOSITS - 3.1%                   EUR     2,600,941   Euro Time Deposit, 2.57% due
                                                                                   5/05/2006                               3,147,543
                                                                       3,433,232   Euro Time Deposit, 2.58% due
                                                                                   5/12/2006                               4,154,745
                                                                         948,498   Euro Time Deposit, 2.63% due
                                                                                   5/26/2006                               1,147,830
                                                                       6,169,022   Euro Time Deposit, 2.46% due
                                                                                   4/07/2006                               7,465,477
                                                                       3,086,250   Euro Time Deposit, 2.49% due
                                                                                   4/21/2006                               3,734,843
                                                                       2,745,167   Euro Time Deposit, 2.55% due
                                                                                   4/28/2006                               3,322,080
                                                                                                                        ------------
                                                                                   TOTAL SHORT-TERM SECURITIES IN
                                                                                   EUROPE                                 22,972,518
                                                                                                                        ------------
SINGAPORE - 0.2%        TIME DEPOSITS - 0.2%                   SGD     2,731,524   Singapore Dollar Time Deposit,
                                                                                   3.42% due 4/07/2006                     1,688,054
                                                                                                                        ------------
                                                                                   TOTAL SHORT-TERM SECURITIES IN
                                                                                   SINGAPORE                               1,688,054
                                                                                                                        ------------
SWITZERLAND - 0.4%      TIME DEPOSITS - 0.4%                   CHF     4,172,784   Swiss Franc Time Deposit, 1.06%
                                                                                   due 4/21/2006                           3,193,010
                                                                                                                        ------------
                                                                                   TOTAL SHORT-TERM SECURITIES IN
                                                                                   SWITZERLAND                             3,193,010
                                                                                                                        ------------

                                                                      BENEFICIAL
                                                                       INTEREST
                                                                     -----------
UNITED STATES - 12.2%                                          USD    89,772,104   Merrill Lynch Liquidity Series,
                                                                                   LLC
                                                                                   Cash Sweep Series I, 4.56% (d)(n)      89,772,104
                                                                       1,270,300   Merrill Lynch Liquidity Series,
                                                                                   LLC
                                                                                   Money Market Series, 4.75% (d)(l)
                                                                                   (n)                                     1,270,300
                                                                                                                        ------------
                                                                                   TOTAL SHORT-TERM SECURITIES IN THE
                                                                                   UNITED STATES                          91,042,404
                                                                                                                        ------------
                                                                                   TOTAL SHORT-TERM SECURITIES
                                                                                   (COST - $118,603,557) - 15.9%         118,895,986
                                                                                                                        ------------

                                                                      NUMBER OF
                                                                      CONTRACTS    OPTIONS PURCHASED
                                                                     -----------   -----------------
PUT OPTIONS PURCHASED                                                         65   Circuit City Stores, Inc.,
                                                                                   expiring April 2006 at USD 15                 325
                                                                             116   Merck & Co., Inc., expiring April
                                                                                   2006 at USD 25                                580
                                                                             544   Nokia Oyj, expiring April 2006 at
                                                                                   USD 12.5                                    2,720
                                                                             116   Schering-Plough Corp., expiring
                                                                                   May 2006 at USD 20                         13,920
                                                                                                                        ------------
                                                                                   TOTAL OPTIONS PURCHASED (PREMIUMS
                                                                                   PAID - $51,524) - 0.0%                     17,545
                                                                                                                        ------------
                                                                                   TOTAL INVESTMENTS
                                                                                   (COST - $611,480,658) - 98.8%         737,568,667
                                                                                                                        ------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                                                      NUMBER OF
                                                                      CONTRACTS    OPTIONS WRITTEN                         VALUE
                                                                     -----------   ---------------                      -----------
CALL OPTIONS WRITTEN                                                         308   3Com Corp., expiring January 2007
                                                                                   at USD 5                             $   (26,180)
                                                                             150   Andrx Corp., expiring January 2007
                                                                                   at USD 20                                (75,000)
                                                                             100   Arch Coal, Inc., expiring January
                                                                                   2007 at USD 75                          (114,000)
                                                                             132   CA, Inc., expiring January 2007 at
                                                                                   USD 30                                   (18,480)
                                                                              88   CBS Corp. Class B, expiring
                                                                                   January 2007 at USD 27.5                  (8,800)
                                                                             105   Career Education Corp., expiring
                                                                                   January 2007 at USD 25                  (153,300)
                                                                              90   Career Education Corp., expiring
                                                                                   January 2007 at USD 30                   (94,500)
                                                                             160   Career Education Corp., expiring
                                                                                   January 2007 at USD 35                  (105,600)
                                                                              69   Chicago Bridge & Iron Co. NV,
                                                                                   expiring January 2007 at USD 25          (26,220)
                                                                             215   Cirrus Logic, Inc., expiring
                                                                                   January 2007 at USD 5                    (83,850)
                                                                             206   Cisco Systems, Inc., expiring
                                                                                   January 2007 at USD 17.5                (112,270)
                                                                             239   Cisco Systems, Inc., expiring
                                                                                   January 2007 at USD 22.5                 (44,215)
                                                                             900   Corinthian Colleges, Inc.,
                                                                                   expiring January 2007 at USD 12.5       (279,000)
                                                                             385   Extreme Networks Inc., expiring
                                                                                   January 2007 at USD 5                    (34,650)
                                                                              57   Fannie Mae, expiring January 2007
                                                                                   at USD 50                                (33,630)
                                                                             478   Knight Capital Group, Inc.
                                                                                   Class A, expiring January 2007 at
                                                                                   USD 7.5                                 (329,820)
                                                                             256   Lexmark International, Inc. Class
                                                                                   A, expiring January 2007 at USD 50       (92,160)
                                                                             228   Mattel, Inc., expiring January
                                                                                   2007 at USD 15                           (93,480)
                                                                              39   McDermott International, Inc.,
                                                                                   expiring January 2007 at USD 22.5       (127,140)
                                                                             116   McDermott International, Inc.,
                                                                                   expiring January 2007 at USD 35         (250,560)
                                                                             114   McDermott International, Inc.,
                                                                                   expiring January 2007 at USD 40         (199,500)
                                                                              56   McDermott International, Inc.,
                                                                                   expiring January 2007 at USD 55          (44,800)
                                                                             598   McDonald's Corp., expiring January
                                                                                   2007 at USD 35                          (173,420)
                                                                              57   Molson Coors Brewing Co. Class B,
                                                                                   expiring January 2007 at USD 60          (67,260)
                                                                             301   Motorola, Inc., expiring January
                                                                                   2007 at USD 22.5                         (93,310)
                                                                             195   Norfolk Southern Corp., expiring
                                                                                   January 2007 at USD 40                  (312,000)
                                                                             268   Novell, Inc., expiring January
                                                                                   2007 at USD 5                            (83,080)
                                                                           1,403   Novell, Inc., expiring January
                                                                                   2007 at USD  7.5                        (182,390)
                                                                              55   Panera Bread Co. Class A, expiring
                                                                                   August 2006 at USD 65                    (72,050)
                                                                             282   Pfizer, Inc., expiring January
                                                                                   2007 at USD 25                           (59,220)
                                                                             133   Quanta Services, Inc., expiring
                                                                                   January 2007 at USD 10                   (90,440)
                                                                             170   Quanta Services, Inc., expiring
                                                                                   January 2007 at USD 12.5                 (78,200)
                                                                              58   Quanta Services, Inc., expiring
                                                                                   May 2006 at USD 12.5                     (22,040)
                                                                             174   Suncor Energy, Inc., expiring
                                                                                   January 2007 at USD 50                  (522,000)
                                                                             606   TIBCO Software, Inc., expiring
                                                                                   January 2007 at USD 7.5                 (103,020)
                                                                             137   Tellabs, Inc., expiring January
                                                                                   2007 at USD 12.5                         (61,650)

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                                                      NUMBER OF
                                                                      CONTRACTS    OPTIONS WRITTEN                         VALUE
                                                                     -----------   ---------------                     ------------
                                                                             231   Tenet Healthcare Corp., expiring
                                                                                   May 2006 at USD 7                   $    (17,325)
                                                                             287   Tenet Healthcare Corp., expiring
                                                                                   January 2007 at USD  7.5                 (33,005)
                                                                             132   Tyco International Ltd., expiring
                                                                                   January 2007 at USD 25                   (50,160)
                                                                             353   Valeant Pharmaceuticals
                                                                                   International, expiring January
                                                                                   2007 at USD 15                           (88,250)
                                                                             187   Vodafone Group Plc, expiring
                                                                                   January 2007 at USD 20                   (45,815)
                                                                              89   Wendy's International, Inc.,
                                                                                   expiring January 2007 at USD 45         (169,100)
                                                                                                                       ------------
                                                                                   TOTAL OPTIONS WRITTEN
                                                                                   (PREMIUMS RECEIVED - $2,783,306)
                                                                                   - (0.6%)                              (4,670,890)
                                                                                                                       ------------
                                                                                   TOTAL INVESTMENTS, NET OF OPTIONS
                                                                                   WRITTEN (COST - $608,697,352*)  -
                                                                                   98.2%                                732,897,777
                                                                                   OTHER ASSETS LESS LIABILITIES -
                                                                                   1.8%                                  13,142,045
                                                                                                                       ------------
                                                                                   NET ASSETS - 100.0%                 $746,039,822
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2006 as computed for federal income tax purposes, were as follows:

Aggregate cost                  $610,698,196
                                ============
Gross unrealized appreciation   $138,463,217
Gross unrealized depreciation    (16,263,636)
                                ------------
Net unrealized appreciation     $122,199,581
                                ============

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.

(c) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                          NET       INTEREST
AFFILIATE                               ACTIVITY     INCOME
---------                             -----------   --------
Merrill Lynch Liquidity Series, LLC
   Cash Sweep Series I                $13,544,975   $811,436
Merrill Lynch Liquidity Series, LLC
   Money Market Series                $    79,600   $  3,663

(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f)  Convertible security.

(g) The rights entitle the holder to potential cash distributions on pending litigation settlements.

(h) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

(i)  Depositary receipts.

(j)  Non-income producing security.

(k) Received through a bonus issue from Companhia Vale do Rio Doce. As of March 31, 2006, the bonds have not commenced trading and the coupon has not been determined. The security is a perpetual bond and has no definite maturity date.

(l)  Security was purchased with the cash proceeds from securities loans.

(m)  Represents a zero coupon bond.

(n)  Floating rate note.

(o) Restricted securities as to resale, representing 0.1% of net assets were as follows:

                                      ACQUISITION
ISSUE                                   DATE(S)            COST       VALUE
-----                            ---------------------   --------   --------
International Coal Group, Inc.   12/06/2004-12/14/2004   $900,955   $855,172
Koninklijke Ahold NV*                 12/11/2003         $ 81,614   $107,149
                                                         --------   --------
TOTAL                                                    $982,569   $962,321
                                                         ========   ========

*    Depositary receipts.

(p)  Security, or a portion of security, is on loan.

(q)  Issued with warrants.

(r) All or a portion of security held as collateral in connection with open financial futures contracts.

(s)  The rights may be exercised until April 12, 2006.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

-    Forward foreign exchange contracts as of March 31, 2006 were as follows:

FOREIGN CURRENCY    SETTLEMENT    UNREALIZED
      SOLD             DATE      APPRECIATION
----------------   -----------   ------------
GBP 3,999,000       April 2006      $33,945
GBP 1,800,000        May 2006           577
                                    -------
TOTAL UNREALIZED APPRECIATION
   ON FORWARD FOREIGN EXCHANGE
   CONTRACTS - NET (USD
   COMMITMENT - $10,095,623)        $34,522
                                    =======

-    Swaps outstanding as of March 31, 2006 were as follows:

                                         NOTIONAL    UNREALIZED
DESCRIPTION                               AMOUNT    DEPRECIATION
-----------                              --------   ------------
Bought credit default protection on
   United Mexican States and pay 1.12%
   Broker, Credit Suisse First Boston
   Expires May 2010                      $380,000     $(7,214)

-    Financial futures contracts purchased as of March 31, 2006 were as follows:

NUMBER OF                                         EXPIRATION      FACE       UNREALIZED
CONTRACTS             ISSUE            EXCHANGE      DATE         VALUE     APPRECIATION
---------   ------------------------   --------   ----------   ----------   ------------
   23       DAX INDEX 25 EURO FUTURE     Eurex     June 2006   $4,117,958      $58,123
   15       S&P TSE 60 INDEX           Montreal    June 2006    1,728,912       33,903
                                                                               -------
TOTAL UNREALIZED APPRECIATION - NET                                            $92,026
                                                                               =======

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

-    Financial futures contracts sold as of March 31, 2006 were as follows:

                                                                                UNREALIZED
NUMBER OF                                          EXPIRATION       FACE       APPRECIATION
CONTRACTS             ISSUE             EXCHANGE      DATE         VALUE      (DEPRECIATION)
---------   -------------------------   --------   ----------   -----------   --------------
    65      DJ EURO STOXX 50              Eurex     June 2006   $ 2,968,644      $(17,294)
    44      FTSE 100 INDEX FUTURE         LIFFE     June 2006     4,552,213        (4,090)
    11      JPN 10Y BOND INDEX FUTURE     Tokyo     June 2006    12,543,610       101,369
     4      S&P 500 INDEX                Detroit    June 2006     1,310,360         7,060
     9      TOPIX INDEX FUTURE            Tokyo     June 2006     1,289,965       (27,731)
                                                                                 --------
TOTAL UNREALIZED APPRECIATION - NET                                              $ 59,314
                                                                                 ========

-    Currency Abbreviations:

BRL   Brazilian Real
CAD   Canadian Dollar
CHF   Swiss Franc
EUR   Euro
GBP   British Pound
ISK   Icelandic Crona
JPY   Japanese Yen
MYR   Malaysian Ringgit
NZD   New Zealand Dollar
PLN   Polish Zloty
SEK   Swedish Krona
SGD   Singapore Dollar
TRY   Turkish Lira
USD   U.S. Dollar

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                                              SHARES
                  INDUSTRY                                     HELD      COMMON STOCKS                                     VALUE
                  ---------------------------------------   ----------   --------------------------------------------   -----------
AFRICA
SOUTH AFRICA      CONSTRUCTION MATERIALS - 0.4%                  4,100   Pretoria Portland Cement Co. Ltd.              $   278,676
   -  2.9%        FOOD & STAPLES RETAILING - 0.4%               28,100   Massmart Holdings Ltd.                             266,208
                  FOOD PRODUCTS - 0.3%                           8,736   Tiger Brands Ltd.                                  246,442
                  INDUSTRIAL CONGLOMERATES - 0.3%               11,400   Barloworld Ltd.                                    245,587
                  METALS & MINING - 0.8%                         1,700   Impala Platinum Holdings Ltd.                      321,275
                                                                12,700   Kumba Resources Ltd.                               229,731
                                                                                                                        -----------
                                                                                                                            551,006
                                                                                                                        -----------
                  SPECIALTY RETAIL - 0.7%                       38,000   Edgars Consolidated Stores Ltd.                    237,265
                                                                16,500   JD Group                                           249,996
                                                                                                                        -----------
                                                                                                                            487,261
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN AFRICA - 2.9%             2,075,180

NORTH AMERICA                                                                                                           -----------
CANADA - 2.8%     CHEMICALS - 0.4%                               2,900   Potash Corp. of Saskatchewan                       255,546
                  DIVERSIFIED FINANCIAL SERVICES - 0.4%          6,400   TSX Group, Inc.                                    288,126
                  ENERGY EQUIPMENT & SERVICES - 0.4%             8,400   Ensign Resource Service Group                      323,298
                  OIL, GAS & CONSUMABLE FUELS - 1.6%            33,000   Cameco Corp.                                     1,188,068
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN CANADA                    2,055,038
                                                                                                                        -----------
UNITED STATES -   AEROSPACE & DEFENSE - 2.4%                    14,200   BE Aerospace, Inc. (a)                             356,704
   23.3%                                                         8,200   Boeing Co.                                         639,026
                                                                 9,500   Lockheed Martin Corp.                              713,735
                                                                                                                        -----------
                                                                                                                          1,709,465
                                                                                                                        -----------
                  BEVERAGES - 1.2%                               6,700   Hansen Natural Corp. (a)(d)                        842,927
                  BIOTECHNOLOGY - 0.8%                           8,100   Genzyme Corp. (a)                                  544,482
                  CHEMICALS - 0.7%                              13,000   The Dow Chemical Co.                               527,800
                  COMMERCIAL BANKS - 0.9%                       15,100   Bank of America Corp.                              687,654
                  CONSTRUCTION & ENGINEERING - 1.0%              8,500   Jacobs Engineering Group, Inc. (a)                 737,290
                  ENERGY EQUIPMENT & SERVICES - 5.7%            10,000   Baker Hughes, Inc.                                 684,000
                                                                16,700   Grant Prideco, Inc. (a)                            715,428
                                                                 9,100   Halliburton Co.                                    664,482
                                                                 9,200   National Oilwell Varco, Inc. (a)                   589,904
                                                                 6,200   Schlumberger Ltd.                                  784,734
                                                                 9,000   Transocean, Inc. (a)                               722,700
                                                                                                                        -----------
                                                                                                                          4,161,248
                                                                                                                        -----------
                  HEALTH CARE PROVIDERS & SERVICES - 1.6%       11,000   Caremark Rx, Inc.                                  540,980
                                                                 7,700   WellPoint, Inc. (a)                                596,211
                                                                                                                        -----------
                                                                                                                          1,137,191
                                                                                                                        -----------
                  HOTELS, RESTAURANTS & LEISURE - 2.1%          12,900   Las Vegas Sands Corp. (a)                          730,914
                                                                20,900   Starbucks Corp. (a)                                786,676
                                                                                                                        -----------
                                                                                                                          1,517,590
                                                                                                                        -----------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                                              SHARES
                  INDUSTRY                                     HELD      COMMON STOCKS                                     VALUE
                  ---------------------------------------   ----------   --------------------------------------------   -----------
                  HOUSEHOLD PRODUCTS - 0.8%                     10,400   Procter & Gamble Co.                           $   599,248
                  IT SERVICES - 1.1%                            12,800   Cognizant Technology Solutions Corp. (a)           761,472
                  INDUSTRIAL CONGLOMERATES - 0.8%                7,600   3M Co.                                             575,244
                  INTERNET SOFTWARE & SERVICES - 0.7%           16,300   Yahoo!, Inc. (a)                                   525,838
                  MACHINERY - 1.8%                               9,300   Caterpillar, Inc.                                  667,833
                                                                11,800   ITT Industries, Inc.                               663,396
                                                                                                                        -----------
                                                                                                                          1,331,229
                                                                                                                        -----------
                  OIL, GAS & CONSUMABLE FUELS - 0.9%            10,800   Valero Energy Corp.                                645,624
                  SOFTWARE - 0.8%                               10,200   Electronic Arts, Inc. (a)                          558,144
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN THE UNITED STATES        16,862,446
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN NORTH AMERICA - 26.1%    18,917,484
PACIFIC BASIN/ASIA
                                                                                                                        -----------
AUSTRALIA -       BIOTECHNOLOGY - 1.0%                          18,400   CSL Ltd.                                           717,669
   18.9%          CAPITAL MARKETS - 2.3%                        24,800   Macquarie Bank Ltd.                              1,143,775
                                                                10,000   Perpetual Trustees Australia Ltd.                  484,873
                                                                                                                        -----------
                                                                                                                          1,628,648
                                                                                                                        -----------
                  CHEMICALS - 0.6%                              22,100   Nufarm Ltd.                                        170,190
                                                                16,000   Orica Ltd.                                         264,569
                                                                                                                        -----------
                                                                                                                            434,759
                                                                                                                        -----------
                  COMMERCIAL BANKS - 4.0%                       43,000   Commonwealth Bank of Australia                   1,388,946
                                                                55,000   National Australia Bank Ltd.                     1,478,505
                                                                                                                        -----------
                                                                                                                          2,867,451
                                                                                                                        -----------
                  CONSTRUCTION & ENGINEERING - 0.9%             54,300   Leighton Holdings Ltd.                             687,253
                  CONSTRUCTION MATERIALS - 0.5%                 27,700   Rinker Group Ltd.                                  392,066
                  DIVERSIFIED FINANCIAL SERVICES - 0.4%         12,000   Australian Stock Exchange Ltd.                     279,800
                  HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%       13,800   Cochlear Ltd.                                      522,901
                  IT SERVICES - 0.3%                            40,300   Computershare Ltd.                                 211,496
                  INSURANCE - 2.0%                              91,700   QBE Insurance Group Ltd.                         1,430,657
                  MEDIA - 0.9%                                  52,950   Publishing & Broadcasting Ltd.                     653,177
                  METALS & MINING - 4.9%                        80,200   BHP Billiton Ltd.                                1,601,221
                                                                33,000   Energy Resources of Australia Ltd.                 341,429
                                                               238,700   Zinifex Ltd.                                     1,623,752
                                                                                                                        -----------
                                                                                                                          3,566,402
                                                                                                                        -----------
                  TRANSPORTATION INFRASTRUCTURE - 0.4%          62,300   Transurban Group                                   299,410
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN AUSTRALIA                13,691,689
                                                                                                                        -----------
CHINA - 0.8%      OIL, GAS & CONSUMABLE FUELS - 0.8%           313,000   China Shenhua Energy Co. Ltd. Class H (a)          550,584
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN CHINA                       550,584
                                                                                                                        -----------
HONG KONG -       COMMUNICATIONS EQUIPMENT - 1.0%              179,200   ZTE Corp.                                          721,663
   6.6%           DISTRIBUTORS - 0.6%                          205,000   China Resources Enterprise                         422,689
                  ELECTRIC UTILITIES - 1.5%                    342,500   Cheung Kong Infrastructure Holdings Ltd.         1,087,988

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                                              SHARES
                  INDUSTRY                                     HELD      COMMON STOCKS                                     VALUE
                  ---------------------------------------   ----------   --------------------------------------------   -----------
                  FOOD PRODUCTS - 0.2%                         222,500   Chaoda Modern Agriculture Holdings Ltd.        $   174,907
                  MARINE - 1.0%                                216,800   NWS Holdings Ltd.                                  402,317
                                                                95,800   Orient Overseas International Ltd.                 324,072
                                                                                                                        -----------
                                                                                                                            726,389
                                                                                                                        -----------
                  REAL ESTATE - 0.2%                           267,700   Midland Holdings Ltd.                              150,067
                  TRANSPORTATION INFRASTRUCTURE - 2.1%         297,300   COSCO Pacific Ltd.                                 593,845
                                                               323,700   China Merchants Holdings International Co.,
                                                                            Ltd.                                            934,410
                                                                                                                        -----------
                                                                                                                          1,528,255
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN HONG KONG                 4,811,958
                                                                                                                        -----------
INDIA - 11.8%     AUTO COMPONENTS - 0.2%                        16,500   Bharat Forge Ltd.                                  164,704
                  AUTOMOBILES - 0.8%                            27,100   Tata Motors Ltd.                                   567,114
                  CHEMICALS - 0.5%                              20,400   Reliance Industries Ltd.                           364,490
                  COMMERCIAL BANKS - 0.2%                       12,400   ICICI Bank Ltd.                                    163,956
                  CONSTRUCTION & ENGINEERING - 1.3%             20,400   Jaiprakash Associates Ltd.                         215,444
                                                                12,800   Larsen & Toubro Ltd.                               698,694
                                                                                                                        -----------
                                                                                                                            914,138
                                                                                                                        -----------
                  CONSTRUCTION MATERIALS - 0.1%                  3,445   Ultra Tech Cement Ltd.                              52,910
                  DIVERSIFIED FINANCIAL SERVICES - 0.0%         20,400   Reliance Capital Ventures Ltd. (a)                  11,375
                  ELECTRICAL EQUIPMENT - 0.7%                   10,500   Bharat Heavy Electricals Ltd.                      529,406
                  HOUSEHOLD PRODUCTS - 0.9%                    104,800   Hindustan Lever Ltd.                               640,346
                  IT SERVICES - 3.6%                            21,300   Infosys Technologies Ltd.                        1,424,708
                                                                41,700   Satyam Computer Services Ltd.                      794,606
                                                                 9,600   Tata Consultancy Services Ltd.                     412,338
                                                                                                                        -----------
                                                                                                                          2,631,652
                                                                                                                        -----------
                  INDUSTRIAL CONGLOMERATES - 0.3%                1,400   Siemens India Ltd.                                 178,521
                  MACHINERY - 0.4%                               7,000   Sterlite Industries India Ltd.                     274,793
                  METALS & MINING - 1.2%                       138,750   Hindalco Industries Ltd.                           515,459
                                                                28,000   Hindustan Zinc Ltd.                                328,724
                                                                                                                        -----------
                                                                                                                            844,183
                                                                                                                        -----------
                  OIL, GAS & CONSUMABLE FUELS - 0.2%            20,400   Reliance Communication Ventures Ltd. (a)           141,401
                                                                20,400   Reliance Energy Ventures Ltd. (a)                   19,844
                                                                20,400   Reliance Natural Resources Ltd. (a)                 15,266
                                                                                                                        -----------
                                                                                                                            176,511
                                                                                                                        -----------
                  PHARMACEUTICALS - 0.9%                        22,800   Cipla Ltd.                                         338,662
                                                                17,000   Sun Pharmaceuticals Industries Ltd.                330,501
                                                                                                                        -----------
                                                                                                                            669,163
                                                                                                                        -----------
                  WIRELESS TELECOMMUNICATION SERVICES -         42,600   Bharti Tele-Ventures Ltd. (a)                      394,646
                     0.5%                                                                                               -----------
                                                                         TOTAL COMMON STOCKS IN INDIA                     8,577,908

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                                              SHARES
                  INDUSTRY                                     HELD      COMMON STOCKS                                     VALUE
                  ---------------------------------------   ----------   --------------------------------------------   -----------
JAPAN - 14.5%     Automobiles - 1.0%                            96,000   Isuzu Motors Ltd.                              $   353,115
                                                                 7,100   Toyota Motor Corp.                                 386,923
                                                                                                                        -----------
                                                                                                                            740,038
                                                                                                                        -----------
                  CAPITAL MARKETS - 0.3%                            70   kabu.com Securities Co. Ltd.                       185,694
                  CHEMICALS - 0.6%                              13,400   JSR Corp.                                          397,491
                  COMMERCIAL BANKS - 4.4%                          100   Mitsubishi UFJ Financial Group, Inc.             1,525,553
                                                                   100   Mizuho Financial Group, Inc.                       816,171
                                                                    80   Sumitomo Mitsui Financial Group, Inc.              881,431
                                                                                                                        -----------
                                                                                                                          3,223,155
                                                                                                                        -----------
                  COMMERCIAL SERVICES & SUPPLIES - 0.3%          5,400   Park24 Co. Ltd.                                    183,982
                  CONSTRUCTION & ENGINEERING - 0.5%             16,500   Chiyoda Corp.                                      383,168
                  ELECTRICAL EQUIPMENT - 1.0%                   62,000   Matsushita Electric Works Ltd.                     742,487
                  FOOD & STAPLES RETAILING - 1.0%               18,700   Seven & I Holdings Co. Ltd.                        738,554
                  HOUSEHOLD DURABLES - 1.6%                     35,500   Matsushita Electric Industrial Co., Ltd.           786,783
                                                                27,000   Sekisui House Ltd.                                 401,831
                                                                                                                        -----------
                                                                                                                          1,188,614
                                                                                                                        -----------
                  MEDIA - 0.5%                                     100   Cyber Communications, Inc. (a)                     383,083
                  MULTILINE RETAIL - 0.4%                       17,000   Daimaru, Inc.                                      249,835
                  OIL, GAS & CONSUMABLE FUELS - 0.9%                40   INPEX Corp.                                        336,130
                                                                38,000   Nippon Oil Corp.                                   297,262
                                                                                                                        -----------
                                                                                                                            633,392
                                                                                                                        -----------
                  REAL ESTATE - 0.8%                            16,000   Leopalace21 Corp.                                  599,373
                  SPECIALTY RETAIL - 1.2%                        6,300   Honeys Co. Ltd.                                    332,647
                                                                 4,600   Yamada Denki Co., Ltd.                             529,045
                                                                                                                        -----------
                                                                                                                            861,692
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN JAPAN                    10,510,558
                                                                                                                        -----------
SOUTH KOREA -     AUTO COMPONENTS - 0.3%                        15,800   Hankook Tire Co. Ltd.                              239,037
   3.11%                                                                                                                -----------
                  AUTOMOBILES - 1.6%                            13,700   Hyundai Motor Co.                                1,151,948
                  CHEMICALS - 0.5%                               7,900   LG Chem Ltd.                                       358,962
                  SEMICONDUCTORS & SEMICONDUCTOR                   800   Samsung Electronics Co., Ltd.                      518,705
                  EQUIPMENT - 0.7%
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN SOUTH KOREA               2,268,652
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN THE PACIFIC
                                                                            BASIN/ASIA - 55.7%                           40,411,349
                                                                                                                        -----------
WESTERN EUROPE
FRANCE - 2.7%     CONSTRUCTION & ENGINEERING - 0.8%              5,800   Vinci SA                                           570,988
                  TEXTILES, APPAREL & LUXURY GOODS - 1.9%       14,300   LVMH Moet Hennessy Louis Vuitton SA              1,399,993
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN FRANCE                    1,970,981
                                                                                                                        -----------
GERMANY - 0.5%    TEXTILES, APPAREL & LUXURY GOODS - 0.5%        2,000   Adidas-Salomon AG                                  394,971
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN GERMANY                     394,971
                                                                                                                        -----------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                                              SHARES
                  INDUSTRY                                     HELD      COMMON STOCKS                                     VALUE
                  ---------------------------------------   ----------   --------------------------------------------   -----------
NORWAY - 1.4%     Construction & Engineering - 1.4%             11,600   Aker Kvaerner ASA                              $ 1,025,164
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN NORWAY                    1,025,164
                                                                                                                        -----------
SPAIN - 0.4%      TRANSPORTATION INFRASTRUCTURE - 0.4%          20,000   Cintra Concesiones de Infraestructuras de
                                                                            Transporte SA                                   259,215
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN SPAIN                       259,215
                                                                                                                        -----------
SWEDEN - 2.1%     COMMUNICATIONS EQUIPMENT - 1.0%              181,100   Telefonaktiebolaget LM Ericsson                    687,807
                                                                                                                        -----------
                  MACHINERY - 1.1%                              51,100   SKF AB Class B                                     832,685
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN SWEDEN                    1,520,492
                                                                                                                        -----------
SWITZERLAND -     COMMERCIAL SERVICES & SUPPLIES - 0.4%            300   SGS SA                                             277,308
   2.1%                                                                                                                 -----------
                  HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%        5,900   Alcon, Inc.                                        615,134
                                                                                                                        -----------
                  TEXTILES, APPAREL & LUXURY GOODS - 0.9%       18,100   The Swatch Group Ltd. Registered Shares            628,794
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN SWITZERLAND               1,521,236
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN WESTERN EUROPE - 9.2%     6,692,059
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS (COST - $52,267,921) -
                                                                            93.9%                                        68,096,072
                                                                                                                        -----------

                                                            BENEFICIAL
                                                             INTEREST    SHORT-TERM SECURITIES
                                                            ----------   --------------------------------------------
                                                            $4,022,469   Merrill Lynch Liquidity Series, LLC
                                                                            Cash Sweep Series I, 4.56% (b)(e)             4,022,469
                                                               793,000   Merrill Lynch Liquidity Series, LLC
                                                                            Money Market Series, 4.75% (b)(c)(e)            793,000
                                                                                                                        -----------
                                                                         TOTAL SHORT-TERM SECURITIES
                                                                            (COST - $4,815,469) - 6.6%                    4,815,469
                                                                                                                        -----------
                                                                         TOTAL INVESTMENTS
                                                                            (COST - $57,083,390*)  - 100.5%              72,911,541
                                                                                                                        -----------
                                                                         LIABILITIES IN EXCESS OF OTHER ASSETS -
                                                                            (0.5%)                                         (396,767)
                                                                                                                        -----------
                                                                         NET ASSETS - 100.0%                            $72,514,774
                                                                                                                        ===========

* The cost and unrealized (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $57,087,757
                                ===========
Gross unrealized appreciation   $16,374,200
Gross unrealized depreciation      (550,416)
                                -----------
Net unrealized appreciation     $15,823,784
                                ===========

(a)  Non-income producing security.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                          NET      INTEREST
AFFILIATE                              ACTIVITY     INCOME
---------                             ----------   --------
Merrill Lynch Liquidity Series, LLC
   Cash Sweep Series I                $2,491,110   $31,184
Merrill Lynch Liquidity Series, LLC
   Money Market Series                $  793,000   $   922

(c)  Security was purchased with the cash proceeds from securities loans.

(d)  Security, or a portion of security, is on loan.

(e)  Variable rate security.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

- Forward foreign exchange contracts purchased as of March 31, 2006 were as follows:

FOREIGN                                    SETTLEMENT    UNREALIZED
CURRENCY PURCHASED                            DATE      DEPRECIATION
------------------                         ----------   ------------
EUR 10,245                                 April 2006       $(10)
                                                            ----
TOTAL UNREALIZED DEPRECIATION ON FORWARD
   FOREIGN EXCHANGE CONTRACTS - NET
   (USD COMMITMENT - $12,412)                               $(10)
                                                            ====

- Forward foreign exchange contracts sold as of March 31, 2006 were as follows:

                                                          UNREALIZED
FOREIGN                                    SETTLEMENT    APPRECIATION
CURRENCY SOLD                                 DATE      (DEPRECIATION)
-------------                              ----------   --------------
AUD 673,315                                April 2006       $(458)
EUR  10,245                                April 2006          10
                                                            -----
TOTAL UNREALIZED DEPRECIATION ON FORWARD
   FOREIGN EXCHANGE CONTRACTS - NET
   (USD COMMITMENT - $492,014)                              $(448)
                                                            =====

-    CURRENCY ABBREVIATIONS:

AUD   Australian Dollar
EUR   Euro
USD   U.S. Dollar

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GOVERNMENT BOND V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                              FACE
                                             AMOUNT     U.S. GOVERNMENT & AGENCY OBLIGATIONS                   VALUE
                                          -----------   ------------------------------------------------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS+      $   663,647   Fannie Mae Trust Series 2002-W11 Class AV1,
   - 48.6%                                                 5.158% due 11/25/2032 (a)                       $    663,769
                                            3,767,898   Fannie Mae Trust Series 2003-27 Class FP, 5.118%
                                                           due 6/25/2028 (a)                                  3,783,897
                                            5,598,459   Fannie Mae Trust Series 2003-33 Class LF, 5.168%
                                                           due 7/25/2017 (a)                                  5,620,398
                                            5,277,057   Fannie Mae Trust Series 2003-34 Class FS, 5.218%
                                                           due 1/25/2032 (a)                                  5,304,543
                                            4,702,364   Fannie Mae Trust Series 2003-41 Class YF, 5.118%
                                                           due 6/25/2028 (a)                                  4,712,332
                                            6,533,919   Fannie Mae Trust Series 2003-65 Class NF, 5.168%
                                                           due 9/25/2031 (a)                                  6,564,506
                                            9,256,967   Freddie Mac Multiclass Certificates Series 2564
                                                           Class OF, 5.21% due 2/15/2026 (a)                  9,270,620
                                            8,739,995   Freddie Mac Multiclass Certificates Series 2594
                                                           Class DF, 5.21% due 12/15/2027 (a)                 8,757,112
                                            8,543,049   Freddie Mac Multiclass Certificates Series 2614
                                                           Class EF, 5.31% due 12/15/2017 (a)                 8,585,394
                                            6,700,000   Ginnie Mae Trust Series 2002-83 Class B, 4.695%
                                                           due 12/16/2024                                     6,506,129
                                           55,385,692   Ginnie Mae Trust Series 2002-83 Class IO, 1.574%
                                                           due 10/16/2042 (b)                                 2,625,924
                                           34,181,705   Ginnie Mae Trust Series 2002-94 Class XB, 2.349%
                                                           due 11/16/2007 (b)                                   589,795
                                            7,000,000   Ginnie Mae Trust Series 2003-17 Class C, 4.825%
                                                           due 7/16/2031                                      6,606,397
                                           93,504,915   Ginnie Mae Trust Series 2003-17 Class IO, 1.24%
                                                           due 3/16/2043 (b)                                  4,962,521
                                            6,217,292   Ginnie Mae Trust Series 2003-49 Class C, 4.485%
                                                           due 10/16/2033                                     5,677,428
                                           13,250,000   Ginnie Mae Trust Series 2003-108 Class C, 4.919%
                                                           due 2/16/2034                                     12,881,388
                                           41,976,413   Ginnie Mae Trust Series 2003-109 Class IO,
                                                           1.098% due 11/16/2043 (b)                          2,062,721
                                           28,125,498   Ginnie Mae Trust Series 2004-9 Class IO, 1.383%
                                                           due 3/16/2034 (b)                                  1,419,750
                                           43,884,356   Ginnie Mae Trust Series 2004-43 Class IO, 1.121%
                                                           due 6/16/2044 (b)                                  2,139,362
                                            3,519,946   Ginnie Mae Trust Series 2004-43 Class Z, 4.50%
                                                           due 6/16/2044                                      2,869,856
                                            3,598,620   Ginnie Mae Trust Series 2004-45 Class Z, 5.746%
                                                           due 6/16/2045                                      3,663,334
                                           64,774,394   Ginnie Mae Trust Series 2004-57 Class IO, 1.13%
                                                           due 7/16/2044 (b)                                  3,279,204
                                            6,177,875   Ginnie Mae Trust Series 2004-77 Class AB, 4.368%
                                                           due 11/16/2030                                     5,902,859
                                           62,587,668   Ginnie Mae Trust Series 2004-77 Class IO, 1.065%
                                                           due 9/16/2044 (b)                                  3,148,942
                                            3,200,000   Ginnie Mae Trust Series 2005-9 Class C, 4.917%
                                                           due 2/16/2032                                      3,030,672
                                            2,620,319   Ginnie Mae Trust Series 2005-12 Class A, 4.044%
                                                           due 5/16/2021                                      2,542,061
                                            1,964,681   Ginnie Mae Trust Series 2005-50 Class A, 4.015%
                                                           due 10/16/2026                                     1,900,976
                                            6,959,250   Ginnie Mae Trust Series 2005-90 Class A, 3.76%
                                                           due 9/16/2028                                      6,651,410
                                            4,990,964   Ginnie Mae Trust Series 2006-5 Class A, 4.241%
                                                           due 7/16/2029                                      4,825,115
                                                                                                           ------------
                                                        TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                                           (COST - $135,725,849)                            136,548,415
                                                                                                           ------------
FANNIE MAE GUARANTEED PASS-THROUGH            426,577   Fannie Mae Guaranteed Pass-Through Certificates,
   CERTIFICATES+ - 12.8%                                   4.50% due 9/01/2018                                  408,709
                                              727,708   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           4.50% due 9/01/2018                                  697,226
                                            5,851,950   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           4.50% due 8/01/2035                                5,399,928
                                              976,646   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           5% due 8/01/2035                                     930,010
                                              982,452   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           5% due 8/01/2035                                     935,538
                                            1,963,305   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           5% due 8/01/2035                                   1,869,555
                                              930,298   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           5% due 8/01/2035                                     885,875
                                            5,760,086   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           5.112% due 11/01/2035 (a)                          5,717,165
                                            3,282,448   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           5.161% due 11/01/2035 (a)                          3,257,962
                                            2,703,924   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           5.298% due 9/01/2035 (a)                           2,682,994
                                            5,500,000   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           5.50% due 4/15/2036 (c)                            5,367,659
                                              525,995   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           6.50% due 7/01/2032                                  537,782
                                              602,402   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           6.50% due 7/01/2032                                  615,901
                                            1,165,363   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           6.50% due 1/01/2033                                1,192,294

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GOVERNMENT BOND V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                              FACE
                                             AMOUNT     U.S. GOVERNMENT & AGENCY OBLIGATIONS                  VALUE
                                          -----------   ------------------------------------------------   -----------
                                          $   595,364   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           6.50% due 3/01/2033                             $   608,705
                                              541,064   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           6.50% due 1/01/2034                                 553,188
                                              580,966   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           6.50% due 3/01/2034                                 593,985
                                              802,197   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           6.50% due 5/01/2034                                 820,735
                                                  740   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 10/01/2028                                       764
                                               49,226   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 10/01/2028                                    50,789
                                               86,606   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 12/01/2028                                    89,355
                                              146,964   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 3/01/2029                                    151,573
                                               59,671   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 5/01/2029                                     61,565
                                               14,727   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 5/01/2029                                     15,189
                                               83,261   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 5/01/2029                                     85,872
                                               77,548   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 5/01/2029                                     79,980
                                               20,329   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 6/01/2029                                     20,966
                                              246,247   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 6/01/2029                                    253,969
                                               39,217   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 6/01/2029                                     40,447
                                               46,110   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 6/01/2029                                     47,574
                                               61,960   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 6/01/2029                                     63,903
                                               43,626   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 6/01/2029                                     44,995
                                               18,291   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 6/01/2029                                     18,865
                                               99,967   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 6/01/2029                                    103,102
                                               40,600   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 6/01/2029                                     41,873
                                               22,425   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 6/01/2029                                     23,128
                                              110,386   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 6/01/2029                                    113,890
                                               54,903   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 6/01/2029                                     56,625
                                               48,304   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 6/01/2029                                     49,837
                                                1,059   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 7/01/2029                                      1,092
                                               41,017   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 7/01/2029                                     42,304
                                               80,648   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 7/01/2029                                     83,177
                                               17,745   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 9/01/2029                                     18,302
                                                1,264   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7% due 2/01/2030                                      1,304
                                              152,822   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7.50% due 5/01/2032                                 159,650
                                              479,569   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           7.50% due 5/01/2032                                 500,994
                                              399,878   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           8% due 4/01/2008                                    406,149
                                               44,222   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           8% due 2/01/2030                                     47,161
                                                6,804   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           8% due 12/01/2030                                     7,258
                                                4,049   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           8% due 12/01/2030                                     4,320
                                                2,566   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           8% due 1/01/2031                                      2,737
                                               55,178   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           8% due 2/01/2031                                     58,867
                                              189,187   Fannie Mae Guaranteed Pass-Through Certificates,
                                                           8% due 11/01/2032                                   201,835
                                                                                                           -----------
                                                        TOTAL FANNIE MAE GUARANTEED PASS-THROUGH
                                                           CERTIFICATES (COST - $36,730,821)                36,024,622
                                                                                                           -----------
FREDDIE MAC MORTGAGE PARTICIPATION          3,543,614   Freddie Mac Mortgage Participation Certificates,
   CERTIFICATES+ - 5.2%                                     5% due 8/01/2019                                 3,456,848
                                              813,186   Freddie Mac Mortgage Participation Certificates,
                                                           5.50% due 11/01/2017                                808,471
                                              926,200   Freddie Mac Mortgage Participation Certificates,
                                                           5.50% due 3/01/2034                                 905,687
                                            1,000,000   Freddie Mac Mortgage Participation Certificates,
                                                           5.50% due 4/15/2036 (c)                             976,250
                                            1,403,298   Freddie Mac Mortgage Participation Certificates,
                                                           6% due 4/01/2016                                  1,420,557
                                              262,208   Freddie Mac Mortgage Participation Certificates,
                                                           6% due 4/01/2017                                    265,411
                                              154,515   Freddie Mac Mortgage Participation Certificates,
                                                           6% due 4/01/2017                                    156,403
                                              216,005   Freddie Mac Mortgage Participation Certificates,
                                                           6% due 4/01/2017                                    218,644
                                              178,011   Freddie Mac Mortgage Participation Certificates,
                                                           6% due 4/01/2017                                    180,185
                                               89,229   Freddie Mac Mortgage Participation Certificates,
                                                           6% due 4/01/2017                                     90,319
                                              131,221   Freddie Mac Mortgage Participation Certificates,
                                                           6% due 4/01/2017                                    132,824

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GOVERNMENT BOND V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006


                                              FACE
                                             AMOUNT     U.S. GOVERNMENT & AGENCY OBLIGATIONS                   VALUE
                                          -----------   ------------------------------------------------   ------------
                                          $   409,778   Freddie Mac Mortgage Participation Certificates,
                                                           6% due 5/01/2017                                $    414,784
                                            1,265,418   Freddie Mac Mortgage Participation Certificates,
                                                           6% due 6/01/2034                                   1,266,965
                                            2,130,967   Freddie Mac Mortgage Participation Certificates,
                                                           6% due 8/01/2034                                   2,133,572
                                              718,541   Freddie Mac Mortgage Participation Certificates,
                                                           6.50% due 3/01/2016                                  733,877
                                              504,107   Freddie Mac Mortgage Participation Certificates,
                                                           6.50% due 5/01/2016                                  514,927
                                               23,083   Freddie Mac Mortgage Participation Certificates,
                                                           7% due 7/01/2029                                      23,774
                                              457,021   Freddie Mac Mortgage Participation Certificates,
                                                           7% due 3/01/2031                                     470,955
                                               12,562   Freddie Mac Mortgage Participation Certificates,
                                                           7.50% due 8/01/2029                                   13,141
                                                8,563   Freddie Mac Mortgage Participation Certificates,
                                                           7.50% due 9/01/2031                                    8,946
                                              174,442   Freddie Mac Mortgage Participation Certificates,
                                                           8% due 12/01/2029                                    185,866
                                              167,202   Freddie Mac Mortgage Participation Certificates,
                                                           8% due 4/01/2030                                     177,997
                                               84,931   Freddie Mac Mortgage Participation Certificates,
                                                           8% due 7/01/2030                                      90,415
                                                                                                           ------------
                                                        TOTAL FREDDIE MAC MORTGAGE PARTICIPATION
                                                           CERTIFICATES (COST - $14,988,265)                 14,646,818
                                                                                                           ------------
GINNIE MAE MBS CERTIFICATES - 11.7%         2,631,296   Ginnie Mae MBS Certificates, 4.55% due
                                                           11/15/2006                                         2,422,584
                                              146,704   Ginnie Mae MBS Certificates, 4.55% due
                                                           11/15/2006                                           135,067
                                              336,876   Ginnie Mae MBS Certificates, 5.13% due 4/01/2044        323,484
                                           14,663,124   Ginnie Mae MBS Certificates, 5.13% due 3/15/2046     14,080,206
                                              626,680   Ginnie Mae MBS Certificates, 5.25% due 9/30/2045        608,899
                                            9,373,320   Ginnie Mae MBS Certificates, 5.25% due
                                                           12/15/2045                                         9,107,371
                                            6,275,000   Ginnie Mae MBS Certificates, 5.47% due 6/15/2006      6,197,234
                                                                                                           ------------
                                                        TOTAL GINNIE MAE MBS CERTIFICATES
                                                           (COST - $34,416,986)                              32,874,845
                                                                                                           ------------
U.S. TREASURY BONDS & NOTES - 9.2%          2,590,000   U.S. Treasury Bonds, 8.125% due 8/15/2019             3,360,929
                                            8,610,000   U.S. Treasury Bonds, 7.25% due 8/15/2022             10,677,072
                                            1,000,000   U.S. Treasury Notes, 3.875% due 7/31/2007               987,305
                                            2,000,000   U.S. Treasury Notes, 2.625% due 5/15/2008             1,912,188
                                            3,000,000   U.S. Treasury Notes, 4.375% due 11/15/2008            2,965,782
                                            6,000,000   U.S. Treasury Notes, 4.50% due 11/15/2010             5,919,372
                                                                                                           ------------
                                                        TOTAL U.S. TREASURY BONDS & NOTES
                                                           (COST - $25,914,207)                              25,822,648
                                                                                                           ------------
U.S. TREASURY INFLATION INDEXED
   BONDS - 1.7%                             4,484,558   U.S. Treasury Inflation Indexed Bonds, 3.50% due
                                                           1/15/2011                                          4,740,492
                                                                                                           ------------
                                                        TOTAL U.S. TREASURY INFLATION INDEXED BONDS
                                                           (COST - $4,513,523)                                4,740,492
                                                                                                           ------------
                                                        TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                                           (COST - $252,289,651) - 89.2%                    250,657,840
                                                                                                           ------------

                                                        NON-U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                                        ------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS+          180,858   ACE Securities Corp. Series 2005-RM1 Class A2A,
   - 12.3%                                                 4.948% due 3/25/2035 (a)                             180,874
                                           11,000,000   Carrington Mortgage Loan Trust Series 2006-NC1
                                                           Class A2, 4.978% due 1/25/2036 (a)                11,000,328
                                            5,050,133   Countrywide Home Loan Mortgage Pass-Through
                                                           Trust Series 2003-10 Class A6, 5.168% due
                                                           5/25/2033 (a)                                      5,057,719
                                              518,576   GS Mortgage Securities Corp. II Series 2003-FL6A
                                                           Class A1, 5.051% due 11/15/2015 (a)                  518,470
                                            5,000,000   Greenwich Capital Commercial Funding Corp.
                                                           Series 2004-FL2A Class A2, 5.01% due
                                                           11/05/2019 (a)                                     5,000,345
                                            2,474,183   Greenwich Capital Commercial Funding Corp.
                                                           Series 2005-FL3A Class A2, 5.03% due
                                                           10/05/2020 (a)                                     2,474,183
                                            3,000,000   Lehman Brothers Floating Rate Commercial Series
                                                           2006-CCL Class A1, 5.071% due 1/15/2021 (a)        3,000,000
                                            6,279,103   Residential Accredit Loans, Inc. Series
                                                           2005-QS12 Class A8, 5.168% due 8/25/2035 (a)       6,286,272
                                            1,027,869   Washington Mutual Series 2002-AR19 Class A8,
                                                           4.556% due 2/25/2033 (a)                           1,013,347
                                                                                                           ------------
                                                        TOTAL NON-U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                                           (COST - $34,544,235) - 12.3%                      34,531,538
                                                                                                           ------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GOVERNMENT BOND V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                              FACE
                                             AMOUNT     REPURCHASE AGREEMENTS                                  VALUE
                                          -----------   ------------------------------------------------   ------------
REPURCHASE AGREEMENTS - 2.6%              $ 7,400,000   Credit Suisse LLC, purchased on 3/31/2006 to
                                                           yield 4.80% to 4/03/2006, repurchase price
                                                           $7,402,960, collateralized by Federal Home
                                                           Loan Mortgage Corporation, 4.837% due
                                                           10/01/2034                                      $  7,400,000
                                                                                                           ------------
                                                        TOTAL REPURCHASE AGREEMENTS (COST - $7,400,000)
                                                           - 2.6%                                             7,400,000
                                                                                                           ------------
                                                        TOTAL INVESTMENTS (COST - $294,233,886) - 104.1%    292,589,378
                                                                                                           ------------

                                            NUMBER OF
OPTIONS                                     CONTRACTS   ISSUE
------------------------------------      -----------   ------------------------------------------------
CALL OPTIONS WRITTEN - (0.0%)                      20++ Consumer Price Index (CPI) Linked Floor at 1%,
                                                           expiring April 2009, Broker Morgan Stanley
                                                           Capital Services, Inc.                                  (195)
                                                                                                           ------------
                                                        TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED -
                                                           $31,200) - (0.0%)                                       (195)
                                                                                                           ------------
                                                        TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
                                                        (COST - $294,202,686*) - 104.1%                     292,589,183
                                                        LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1%)      (11,407,314)
                                                                                                           ------------
                                                        NET ASSETS - 100.0%                                $281,181,869
                                                                                                           ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $294,608,862
                                ============
Gross unrealized appreciation   $  3,422,271
Gross unrealized depreciation     (5,441,950)
                                ------------
Net unrealized depreciation     $ (2,019,679)
                                ============

+ Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancing of the underlying mortgage instruments, the average life may be substantially less than the original maturity.

++   One contract represents a notional amount of $1,000,000.

(a)  Floating rate note.

(b) Securities which receive some or all of the interest portion of the underlying collateral and little or no principal. Interest only securities have either a nominal or a notional amount of principal.

(c) Represents a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

-    Swaps outstanding as of March 31, 2006 were as follows:

                                                          NOTIONAL AMOUNT   UNREALIZED APPRECIATION
                                                          ---------------   -----------------------
Receive (pay) a variable return based on the change
in the since inception return of the Lehman Brothers
MBS Fixed Rate Index and pay a floating rate based
on 1-month LIBOR

Broker, Lehman Brothers Special Finance
Expires April 2006                                          $35,000,000                --

Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers
U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.12%

Broker, Lehman Brothers Special Finance
Expires May 2006                                            $45,000,000                --

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GOVERNMENT BOND V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                                                             UNREALIZED APPRECIATION
                                                           NOTIONAL AMOUNT        (DEPRECIATION)
                                                           ---------------   -----------------------
Receive (pay) a variable return based on the change
in the since inception return of the Lehman Brothers
MBS Fixed Rate Index and pay a floating rate based
on 1-month LIBOR minus 0.03%

Broker, UBS Warburg
Expires June 2006                                            $ 10,000,000                  --

Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR

Broker, Lehman Brothers Special Finance
Expires May 2007                                             $  3,025,000          $   66,990

Receive a fixed rate of 4.17% and pay 3.50% on Treasury Inflation Protected Securities (TIPS) adjusted principal

Broker, Morgan Stanley Capital Services, Inc.
Expires January 2011                                         $  4,725,000            (201,840)

Pay a fixed rate of 4.83% and receive a floating rate based on 3-month LIBOR

Broker, JPMorgan Chase Bank
Expires May 2014                                             $ 29,500,000           1,022,386
                                                                                   ----------
TOTAL                                                                              $  887,536
                                                                                   ==========

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                              FACE
INDUSTRY                                     AMOUNT     CORPORATE BONDS                                       VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
AEROSPACE & DEFENSE - 3.0%                $   750,000   Alliant Techsystems, Inc., 6.75% due 4/01/2016     $    759,375
                                            1,600,000   Armor Holdings, Inc., 8.25% due 8/15/2013             1,716,000
                                            1,000,000   DRS Technologies, Inc., 6.875% due 11/01/2013         1,000,000
                                              250,000   DRS Technologies, Inc., 6.625% due 2/01/2016            248,750
                                              500,000   K&F Acquisition, Inc., 7.75% due 11/15/2014             506,250
                                            1,025,000   L-3 Communications Corp., 6.375% due 10/15/2015       1,009,625
                                              275,000   Standard Aero Holdings, Inc., 8.25% due
                                                           9/01/2014                                            242,000
                                              400,000   Transdigm, Inc., 8.375% due 7/15/2011                   418,000
                                            1,200,000   Vought Aircraft Industries, Inc., 8% due
                                                           7/15/2011                                          1,128,000
                                                                                                           ------------
                                                                                                              7,028,000
                                                                                                           ------------
AIRLINES - 1.6%                             2,000,000   American Airlines, Inc. Class C, 7.80% due
                                                           4/01/2008                                          2,005,971
                                               57,734   Continental Airlines, Inc. Series 1998-1-C,
                                                           6.541% due 9/15/2009                                  54,375
                                            1,786,616   Continental Airlines, Inc. Series 2001-1 Class
                                                           C, 7.033% due 12/15/2012                           1,706,807
                                                                                                           ------------
                                                                                                              3,767,153
                                                                                                           ------------
AUTOMOTIVE - 2.5%                             700,000   Advanced Accessory Systems LLC, 10.75% due
                                                           6/15/2011                                            542,500
                                            2,150,000   Asbury Automotive Group, Inc., 8% due 3/15/2014       2,155,375
                                            1,525,000   Autocam Corp., 10.875% due 6/15/2014                  1,021,750
                                              750,000   General Motors Acceptance Corp., 6.75% due
                                                           12/01/2014                                           675,154
                                              705,000   Metaldyne Corp., 11% due 6/15/2012                      561,356
                                            1,000,000   Metaldyne Corp., 10% due 11/01/2013                     935,000
                                                                                                           ------------
                                                                                                              5,891,135
                                                                                                           ------------
BROADCASTING - 1.5%                           650,000   Entercom Radio LLC, 7.625% due 3/01/2014                663,000
                                              750,000   LIN Television Corp., 6.50% due 5/15/2013               705,000
                                              750,000   Radio One, Inc., 6.375% due 2/15/2013                   712,500
                                              972,000   Salem Communications Holding Corp. Series B,
                                                           9% due 7/01/2011                                   1,018,170
                                              500,000   Sinclair Broadcast Group, Inc., 8% due 3/15/2012        510,000
                                                                                                           ------------
                                                                                                              3,608,670
                                                                                                           ------------
CABLE - INTERNATIONAL - 0.2%                  375,000   New Skies Satellites NV, 9.125% due 11/01/2012          402,187
                                                                                                           ------------
CABLE - U.S. - 2.7%                         1,000,000   CSC Holdings, Inc. Series B, 7.625% due
                                                           4/01/2011                                          1,005,000
                                            1,500,000   Charter Communications Holdings II LLC, 10.25%
                                                           due 9/15/2010                                      1,473,750
                                            1,950,000   Intelsat Subsidiary Holding Co. Ltd., 9.614% due
                                                           1/15/2012 (f)                                      1,981,687
                                            1,300,000   Intelsat Subsidiary Holding Co. Ltd., 8.25% due
                                                           1/15/2013                                          1,322,750
                                              450,000   Quebecor Media, Inc., 7.75% due 3/15/2016 (e)           462,375
                                              250,000   Quebecor World Capital Corp., 8.75% due
                                                           3/15/2016 (e)                                        243,821
                                                                                                           ------------
                                                                                                              6,489,383
                                                                                                           ------------
CHEMICALS - 4.2%                              860,000   BCP Caylux Holdings Luxembourg SCA, 9.625% due
                                                           6/15/2014                                            952,450
                                            1,400,000   Huntsman International, LLC, 9.875% due
                                                           3/01/2009                                          1,463,000
                                              250,000   Innophos, Inc., 8.875% due 8/15/2014                    260,000
                                              675,000   Invista B.V., 9.25% due 5/01/2012 (e)                   722,250
                                            1,000,000   Nalco Co., 7.75% due 11/15/2011                       1,012,500
                                            1,500,000   NewMarket Corp., 8.875% due 5/01/2010                 1,556,250
                                            1,900,000   Omnova Solutions, Inc., 11.25% due 6/01/2010          2,009,250
                                              917,000   Rockwood Specialties Group, Inc., 10.625% due
                                                           5/15/2011                                          1,006,407
                                              500,000   Tronox Worldwide LLC, 9.50% due 12/01/2012 (e)          525,000
                                              300,000   Westlake Chemical Corp., 6.625% due 1/15/2016           296,625
                                                                                                           ------------
                                                                                                              9,803,732
                                                                                                           ------------
CONSUMER - DURABLES - 0.3%                    625,000   Simmons Bedding Co., 7.875% due 1/15/2014               604,687
                                                                                                           ------------
CONSUMER -                                    250,000   American Achievement Corp., 8.25% due 4/01/2012         255,000
   NON-DURABLES - 4.5%                      2,525,000   Chattem, Inc., 7% due 3/01/2014                       2,521,844

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                              FACE
INDUSTRY                                     AMOUNT     CORPORATE BONDS                                       VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
                                          $ 1,275,000   Church & Dwight Co., Inc., 6% due 12/15/2012       $  1,254,281
                                              975,000   Elizabeth Arden, Inc., 7.75% due 1/15/2014              999,375
                                              825,000   Hines Nurseries, Inc., 10.25% due 10/01/2011            806,438
                                              300,000   North Atlantic Trading Co., 9.25% due 3/01/2012         192,000
                                            1,500,000   Playtex Products, Inc., 8% due 3/01/2011              1,586,250
                                            1,300,000   Quiksilver, Inc., 6.875% due 4/15/2015                1,264,250
                                            2,000,000   Solo Cup Co., 8.50% due 2/15/2014                     1,880,000
                                                                                                           ------------
                                                                                                             10,759,438
                                                                                                           ------------
DIVERSIFIED MEDIA - 6.8%                    1,525,000   CanWest Media, Inc., 8% due 9/15/2012                 1,563,125
                                              465,000   Dex Media East LLC, 9.875% due 11/15/2009               496,388
                                              334,000   Dex Media East LLC, 12.125% due 11/15/2012              381,595
                                            2,800,000   Dex Media West LLC, 8.50% due 8/15/2010               2,961,000
                                            1,484,000   Dex Media West LLC, 9.875% due 8/15/2013              1,641,675
                                            2,100,000   Houghton Mifflin Co., 8.25% due 2/01/2011             2,173,500
                                              500,000   Lamar Media Corp., 7.25% due 1/01/2013                  512,500
                                            2,000,000   Liberty Media Corp., 0.75% due 3/30/2023 (h)          2,092,500
                                              800,000   Nebraska Book Co., Inc., 8.625% due 3/15/2012           736,000
                                              400,000   RH Donnelley Corp., 6.875% due 1/15/2013 (e)            374,000
                                              725,000   RH Donnelley Corp. Series A-2, 6.875% due
                                                           1/15/2013 (e)                                        677,875
                                            1,350,000   WDAC Subsidiary Corp., 8.375% due 12/01/2014 (e)      1,333,125
                                              971,000   Yell Finance BV, 10.75% due 8/01/2011                 1,040,184
                                                                                                           ------------
                                                                                                             15,983,467
                                                                                                           ------------
ENERGY - EXPLORATION &                        500,000   Chaparral Energy, Inc., 8.50% due 12/01/2015 (e)        520,000
   PRODUCTION - 3.4%                          700,000   Encore Acquisition Co., 6.25% due 4/15/2014             670,250
                                            1,500,000   Plains Exploration & Production Co. Series B,
                                                           8.75% due 7/01/2012                                1,601,250
                                              750,000   Quicksilver Resources, Inc., 7.125% due
                                                           4/01/2016                                            740,625
                                              750,000   Range Resources Corp., 6.375% due 3/15/2015             738,750
                                              600,000   Stone Energy Corp., 6.75% due 12/15/2014                561,000
                                            2,000,000   Western Oil Sands, Inc., 8.375% due 5/01/2012         2,220,000
                                            1,000,000   Whiting Petroleum Corp., 7% due 2/01/2014 (e)           990,000
                                                                                                           ------------
                                                                                                              8,041,875
                                                                                                           ------------
ENERGY - OTHER - 4.0%                         850,000   Aventine Renewable Energy Holdings, Inc., 10.91%
                                                           due 12/15/2011 (e)(f)                                892,500
                                              300,000   Copano Energy LLC, 8.125% due 3/01/2016 (e)             310,500
                                              629,000   Dresser-Rand Group, Inc., 7.375% due
                                                           11/01/2014 (e)                                       641,580
                                              500,000   Ferrellgas Escrow LLC, 6.75% due 5/01/2014              481,250
                                            1,200,000   Inergy LP, 6.875% due 12/15/2014 (e)                  1,140,000
                                            1,250,000   Pacific Energy Partners, LP, 7.125% due
                                                           6/15/2014                                          1,271,875
                                            1,500,000   SESI LLC, 8.875% due 5/15/2011                        1,567,500
                                            1,000,000   SemGroup LP, 8.75% due 11/15/2015 (e)                 1,020,000
                                            2,250,000   Suburban Propane Partners, LP, 6.875% due
                                                           12/15/2013                                         2,160,000
                                                                                                           ------------
                                                                                                              9,485,205
                                                                                                           ------------
FOOD & DRUG - 0.4%                            750,000   Jean Coutu Group, Inc., 7.625% due 8/01/2012            729,375
                                              250,000   Stripes Acquisition LLC, 10.625% due
                                                           12/15/2013 (e)                                       262,187
                                                                                                           ------------
                                                                                                                991,562
                                                                                                           ------------
FOOD & TOBACCO - 1.9%                         950,000   American Seafoods Group LLC, 10.125% due
                                                           4/15/2010                                            998,099
                                               89,780   Archibald Candy Corp., 10% due 11/01/2007 (b)             5,718
                                              475,000   Del Monte Corp., 8.625% due 12/15/2012                  501,719
                                              325,000   Del Monte Corp., 6.75% due 2/15/2015                    316,875

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                              FACE
INDUSTRY                                     AMOUNT     CORPORATE BONDS                                       VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
                                          $ 1,200,000   Doane Pet Care Co., 10.75% due 3/01/2010           $  1,299,000
                                            1,000,000   New World Pasta Co., 9.25% due 2/15/2009 (b)             60,000
                                            1,350,000   Smithfield Foods, Inc. Series B, 8% due
                                                           10/15/2009                                         1,407,375
                                                                                                           ------------
                                                                                                              4,588,786
                                                                                                           ------------
GAMING - 3.2%                               1,125,000   Boyd Gaming Corp., 8.75% due 4/15/2012                1,200,938
                                              475,000   Choctaw Resort Development Enterprise, 7.25% due
                                                           11/15/2019 (e)                                       477,375
                                              263,000   Global Cash Access LLC, 8.75% due 3/15/2012             282,396
                                            1,100,000   Herbst Gaming, Inc., 7% due 11/15/2014                1,097,250
                                              500,000   MGM Mirage, 6.75% due 4/01/2013 (e)                     497,500
                                            1,000,000   Mohegan Tribal Gaming Authority, 6.125% due
                                                           2/15/2013                                            986,250
                                              625,000   Penn National Gaming, Inc., 6.75% due 3/01/2015         625,000
                                            1,600,000   Pinnacle Entertainment, Inc., 8.75% due
                                                           10/01/2013                                         1,724,000
                                            1,000,000   Wynn Las Vegas LLC, 6.625% due 12/01/2014               971,250
                                                                                                           ------------
                                                                                                              7,861,959
                                                                                                           ------------
HEALTH CARE - 2.3%                            425,000   Concentra Operating Corp., 9.125% due 6/01/2012         445,188
                                            1,500,000   DaVita, Inc., 7.25% due 3/15/2015                     1,507,500
                                            1,350,000   Elan Finance Plc, 7.75% due 11/15/2011 (e)            1,279,125
                                              350,000   Mylan Laboratories, Inc., 6.375% due
                                                           8/15/2015 (e)                                        351,750
                                              750,000   Select Medical Corp., 7.625% due 2/01/2015              676,875
                                              350,000   VWR International, Inc., 6.875% due 4/15/2012           344,750
                                              725,000   Vanguard Health Holding Co. II, LLC, 9% due
                                                           10/01/2014                                           741,312
                                                                                                           ------------
                                                                                                              5,346,500
                                                                                                           ------------
HOUSING - 3.5%                                350,000   Ashton Woods USA LLC, 9.50% due 10/01/2015              323,750
                                            1,500,000   Builders FirstSource, Inc., 8.999% due
                                                           2/15/2012 (f)                                      1,537,500
                                              400,000   Building Materials Corp. of America, 8% due
                                                           12/01/2008                                           410,500
                                              600,000   Compression Polymers Corp., 10.50% due
                                                           7/01/2013 (e)                                        612,000
                                            1,500,000   Forest City Enterprises, Inc., 7.625% due
                                                           6/01/2015                                          1,582,500
                                              675,000   Goodman Global Holding Co., Inc., 7.491% due
                                                           6/15/2012 (f)                                        686,812
                                            1,000,000   Goodman Global Holding Co., Inc., 7.875% due
                                                           12/15/2012                                           987,500
                                              750,000   Kimball Hill, Inc., 10.50% due 12/15/2012 (e)           712,500
                                              500,000   Standard-Pacific Corp., 6.50% due 8/15/2010             477,500
                                              325,000   Texas Industries, Inc., 7.25% due 7/15/2013             334,750
                                              675,000   US Concrete, Inc., 8.375% due 4/01/2014                 695,250
                                                                                                           ------------
                                                                                                              8,360,562
                                                                                                           ------------
INFORMATION                                   575,000   Activant Solutions, Inc., 10.99% due 4/01/2010
                                                           (e)(f)                                               586,500
TECHNOLOGY - 4.0%                           1,312,000   Advanced Micro Devices, Inc., 7.75% due
                                                           11/01/2012                                         1,372,680
                                            1,175,000   MagnaChip Semiconductor SA, 8.16% due
                                                           12/15/2011 (f)                                     1,189,687
                                              250,000   MagnaChip Semiconductor SA, 8% due 12/15/2014           233,750
                                            1,575,000   Sungard Data Systems, Inc., 9.125% due
                                                           8/15/2013 (e)                                      1,665,562
                                            1,050,000   Sungard Data Systems, Inc., 9.431% due 8/15/2013
                                                           (e)(f)                                             1,107,750
                                              675,000   Telcordia Technologies, Inc., 10% due
                                                           3/15/2013 (e)                                        617,625
                                              900,000   Unisys Corp., 8% due 10/15/2012                         884,250
                                            1,875,000   Viasystems, Inc., 10.50% due 1/15/2011                1,884,375
                                                                                                           ------------
                                                                                                              9,542,179
                                                                                                           ------------
LEISURE - 2.4%                                959,000   Felcor Lodging LP, 8.50% due 6/01/2011                1,050,105
                                              750,000   HRP Myrtle Beach Operations LLC, 9.829% due
                                                           4/01/2012 (e)(f)                                     754,687
                                            1,500,000   Host Marriott LP Series O, 6.375% due 3/15/2015       1,475,625
                                            2,500,000   True Temper Sports, Inc., 8.375% due 9/15/2011        2,287,500
                                                                                                           ------------
                                                                                                              5,567,917
                                                                                                           ------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                              FACE
INDUSTRY                                     AMOUNT     CORPORATE BONDS                                       VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
MANUFACTURING - 10.7%                     $   475,000   Airgas, Inc., 9.125% due 10/01/2011                $    502,906
                                              750,000   CPI Holdco, Inc., 10.561% due 2/01/2015 (e)(f)          780,000
                                            2,500,000   Case New Holland, Inc., 9.25% due 8/01/2011           2,668,750
                                              500,000   Chart Industries, Inc., 9.125% due
                                                           10/15/2015 (e)                                       516,250
                                              652,000   Columbus McKinnon Corp., 10% due 8/01/2010              717,200
                                            1,750,000   Douglas Dynamics LLC, 7.75% due 1/15/2012 (e)         1,697,500
                                              325,000   ERICO International Corp., 8.875% due 3/01/2012         334,750
                                            2,900,000   EaglePicher, Inc., 9.75% due 9/01/2013 (b)            2,001,000
                                            1,500,000   FastenTech, Inc., 11.50% due 5/01/2011                1,500,000
                                            1,000,000   Invensys Plc, 9.875% due 3/15/2011 (e)                1,062,500
                                              750,000   Itron, Inc., 7.75% due 5/15/2012                        770,625
                                            1,000,000   JLG Industries, Inc., 8.25% due 5/01/2008             1,047,500
                                              682,000   Medis Technologies Ltd., 6% due 7/15/2010 (e)(h)        905,355
                                            1,200,000   Mueller Group, Inc., 10% due 5/01/2012                1,314,000
                                                    1   NSP Holdings LLC, 11.75% due 1/01/2012 (a)                    1
                                            1,250,000   Propex Fabrics, Inc., 10% due 12/01/2012              1,187,500
                                            1,850,000   Sensus Metering Systems, Inc., 8.625% due
                                                           12/15/2013                                         1,794,500
                                            1,500,000   Superior Essex Communications LLC, 9% due
                                                           4/15/2012                                          1,507,500
                                            1,250,000   Trimas Corp., 9.875% due 6/15/2012                    1,143,750
                                            2,600,000   Trinity Industries, Inc., 6.50% due 3/15/2014         2,600,000
                                              500,000   Valmont Industries, Inc., 6.875% due 5/01/2014          498,750
                                            1,000,000   Wolverine Tube, Inc., 10.50% due 4/01/2009              825,000
                                                                                                           ------------
                                                                                                              5,375,337
                                                                                                           ------------
METAL - OTHER - 1.4%                          350,000   Aleris International, Inc., 9% due 11/15/2014           366,625
                                            1,400,000   Foundation PA Coal Co., 7.25% due 8/01/2014           1,421,000
                                              625,000   Gibraltar Industries, Inc., 8% due
                                                           12/01/2015 (e)                                       631,250
                                              750,000   Novelis, Inc., 7.75% due 2/15/2015                      720,000
                                              250,000   Southern Copper Corp., 6.375% due 7/27/2015             243,532
                                                                                                           ------------
                                                                                                              3,382,407
                                                                                                           ------------
PACKAGING - 2.4%                              760,000   Anchor Glass Container Corp., 11.917% due
                                                           9/30/2006                                            775,200
                                              300,000   Graham Packing Co., Inc., 8.50% due 10/15/2012          303,000
                                            1,000,000   Owens-Brockway, 8.875% due 2/15/2009                  1,041,250
                                              500,000   Owens-Brockway, 8.25% due 5/15/2013                     522,500
                                            2,750,000   Owens-Illinois, Inc., 8.10% due 5/15/2007             2,798,125
                                              400,000   Pliant Corp., 13% due 6/01/2010 (b)                     164,000
                                                                                                           ------------
                                                                                                              5,604,075
                                                                                                           ------------
PAPER - 3.7%                                  500,000   Abitibi-Consolidated, Inc., 8.375% due 4/01/2015        487,500
                                              850,000   Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012         769,250
                                              100,000   Ainsworth Lumber Co. Ltd., 6.75% due 3/15/2014           86,750
                                              250,000   Boise Cascade LLC, 7.943% due 10/15/2012 (f)            253,125
                                              325,000   Boise Cascade LLC, 7.125% due 10/15/2014                312,813
                                              600,000   Bowater, Inc., 6.50% due 6/15/2013                      559,500
                                              750,000   Cascades, Inc., 7.25% due 2/15/2013                     705,000
                                            1,750,000   Domtar, Inc., 7.125% due 8/15/2015                    1,548,750
                                              875,000   Graphic Packaging International Corp., 8.50%
                                                           due 8/15/2011                                        866,250
                                              500,000   JSG Funding Plc, 9.625% due 10/01/2012                  528,750
                                            1,200,000   Norampac, Inc., 6.75% due 6/01/2013                   1,143,000
                                            1,525,000   Norske Skog Canada Ltd. Series D, 8.625% due
                                                           6/15/2011                                          1,532,625
                                                                                                           ------------
                                                                                                              8,793,313
                                                                                                           ------------
RETAIL - 0.9%                               2,000,000   Neiman-Marcus Group, Inc., 9% due 10/15/2015 (e)      2,115,000
                                                                                                           ------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                              FACE
INDUSTRY                                     AMOUNT     CORPORATE BONDS                                       VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
SERVICE - 6.1%                            $   500,000   ALH Finance LLC, 8.50% due 1/15/2013               $    490,000
                                              500,000   Ahern Rentals, Inc., 9.25% due 8/15/2013 (e)            521,250
                                              900,000   Allied Waste North America, Inc., 7.875% due
                                                           4/15/2013                                            939,375
                                            1,000,000   Allied Waste North America, Inc. Series B,
                                                           7.375% due 4/15/2014                                 990,000
                                              500,000   Allied Waste North America, Inc. Series B, 7.25%
                                                           due 3/15/2015                                        510,000
                                              625,000   Buhrmann US, Inc., 8.25% due 7/01/2014                  650,000
                                              850,000   Carriage Services, Inc., 7.875% due 1/15/2015           864,875
                                              725,000   Corrections Corp. of America, 7.50% due
                                                           5/01/2011                                            746,750
                                              325,000   Corrections Corp. of America, 6.75% due
                                                           1/31/2014                                            328,656
                                            1,000,000   Dycom Industries, Inc., 8.125% due
                                                           10/15/2015 (e)                                     1,030,000
                                              425,000   FTI Consulting, Inc., 7.625% due 6/15/2013              447,313
                                            2,250,000   The Geo Group, Inc., 8.25% due 7/15/2013              2,283,750
                                              925,000   MSW Energy Holdings II LLC, 7.375% due 9/01/2010        952,750
                                              425,000   Mac-Gray Corp., 7.625% due 8/15/2015                    433,500
                                              500,000   United Rentals North America, Inc., 6.50% due
                                                           2/15/2012                                            490,000
                                            2,750,000   United Rentals North America, Inc., 7% due
                                                           2/15/2014                                          2,646,875
                                                                                                           ------------
                                                                                                             14,325,094
                                                                                                           ------------
STEEL - 0.6%                                1,250,000   Ucar Finance, Inc., 10.25% due 2/15/2012              1,334,375
                                                                                                           ------------
TELECOMMUNICATIONS - 1.4%                   1,000,000   Cincinnati Bell, Inc., 7% due 2/15/2015                 990,000
                                              474,000   Inmarsat Finance Plc, 7.625% due 6/30/2012              485,850
                                              500,000   Qwest Communications International, Inc., 7.50%
                                                           due 2/15/2014                                        515,000
                                              750,000   Qwest Corp., 8.16% due 6/15/2013 (f)                    825,000
                                              489,000   Tele Norte Leste Participacoes SA Series B, 8%
                                                           due 12/18/2013                                       520,785
                                                                                                           ------------
                                                                                                              3,336,635
                                                                                                           ------------
TRANSPORTATION - 1.4%                         800,000   OMI Corp., 7.625% due 12/01/2013                        818,000
                                            1,500,000   Overseas Shipholding Group, 8.25% due 3/15/2013       1,593,750
                                              925,000   Progress Rail Services Corp., 7.75% due
                                                           4/01/2012 (e)                                        962,000
                                                                                                           ------------
                                                                                                              3,373,750
                                                                                                           ------------
UTILITY - 8.1%                                674,000   The AES Corp., 9.375% due 9/15/2010                     734,660
                                            1,000,000   The AES Corp., 8.75% due 5/15/2013 (e)                1,080,000
                                            1,470,485   AES Eastern Energy LP Series 1999-A, 9% due
                                                           1/02/2017                                          1,666,584
                                              500,000   AES Gener SA, 7.50% due 3/25/2014                       513,467
                                              400,000   Colorado Interstate Gas Co., 5.95% due
                                                           3/15/2015 (e)                                        383,876
                                            2,642,000   ESI Tractebel Acquisition Corp. Series B, 7.99%
                                                           due 12/30/2011                                     2,735,603
                                              470,950   FPL Energy National Wind, 6.125% due
                                                           3/25/2019 (e)                                        457,787
                                              750,000   NRG Energy, Inc., 7.25% due 2/01/2014                   762,187
                                            1,940,000   Nevada Power Co., 9% due 8/15/2013                    2,136,664
                                              475,000   NorthWestern Corp., 5.875% due 11/01/2014               467,859
                                            1,150,000   Reliant Energy, Inc., 6.75% due 12/15/2014            1,014,875
                                            1,750,000   SEMCO Energy, Inc., 7.75% due 5/15/2013               1,813,721
                                              325,000   Southern Natural Gas Co., 8.875% due 3/15/2010          345,719
                                            3,000,000   Southern Star Central Corp., 8.50% due 8/01/2010      3,228,750
                                              738,945   Tenaska Alabama Partners LP, 7% due
                                                           6/30/2021 (e)                                        741,342
                                            1,000,000   Transcontinental Gas Pipe Line Corp. Series B,
                                                           7% due 8/15/2011                                   1,035,000
                                                                                                           ------------
                                                                                                             19,118,094
                                                                                                           ------------
WIRELESS                                    1,350,000   American Towers, Inc., 7.25% due 12/01/2011           1,407,375
COMMUNICATIONS - 1.6%                         250,000   Digicel Ltd., 9.25% due 9/01/2012 (e)                   264,375
                                              250,000   Rogers Wireless Communications, Inc., 8.035%
                                                           due 12/15/2010 (f)                                   258,125
                                            1,500,000   Rogers Wireless Communications, Inc., 6.375%
                                                           due 3/01/2014                                      1,496,250
                                              315,000   SBA Telecommunications, Inc., 9.75% due
                                                           12/15/2011 (d)                                       300,825
                                                                                                           ------------
                                                                                                              3,726,950
                                                                                                           ------------
                                                        TOTAL CORPORATE BONDS (COST - $212,756,334) -
                                                           90.7%                                            214,609,427
                                                                                                           ------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                             SHARES
INDUSTRY                                      HELD      PREFERRED SECURITIES                                   VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
                                                        PREFERRED STOCKS
BROADCASTING - 0.4%                            24,000   Emmis Communications Corp. Class A, 6.25% (h)      $    951,000
                                                                                                           ------------
TELECOMMUNICATIONS - 0.0%                          47   PTV, Inc. Series A, 10% (c)                                  90
                                                                                                           ------------
                                                        TOTAL PREFERRED STOCKS (COST - $1,006,957) -
                                                           0.4%                                                 951,090
                                                                                                           ------------

                                              FACE
                                             AMOUNT     TRUST PREFERRED
                                          -----------   ------------------------------------------------
STEEL - 0.9%                              $ 1,980,000   United States Steel LLC, 2.50% due 12/31/2031         2,031,586
                                                                                                           ------------
                                                        TOTAL TRUST PREFERRED (COST - $1,854,600) -
                                                           0.9%                                               2,031,586
                                                                                                           ------------
                                                        TOTAL PREFERRED SECURITIES  (COST - $2,861,557)
                                                          - 1.3%                                              2,982,676
                                                                                                           ------------

                                             SHARES
                                              HELD      WARRANTS (G)
                                          -----------   ------------------------------------------------
CABLE - INTERNATIONAL - 0.0%                   22,461   NTL, Inc. (expires 1/13/2011)                            11,231
                                                                                                           ------------
                                                        TOTAL WARRANTS (COST - $22,461) - 0.0%                   11,231
                                                                                                           ------------

                                           BENEFICIAL
                                            INTEREST    SHORT-TERM SECURITIES
                                          -----------   ------------------------------------------------
                                          $13,131,281   Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                           Series I, 4.56% (f)(i)                            13,131,281
                                                                                                           ------------
                                                        TOTAL SHORT-TERM SECURITIES (COST - $13,131,281)
                                                           - 5.6%                                            13,131,281
                                                                                                           ------------
                                                        TOTAL INVESTMENTS  (COST - $228,771,633*) -
                                                           97.6%                                            230,734,615
                                                        OTHER ASSETS LESS LIABILITIES - 2.4%                  5,780,925
                                                                                                           ------------
                                                        NET ASSETS - 100.0%                                $236,515,540
                                                                                                           ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $228,977,712
                                ============
Gross unrealized appreciation   $  7,086,201
Gross unrealized depreciation     (5,329,298)
                                ------------
Net unrealized appreciation     $  1,756,903
                                ============

(a) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(b) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(c)  Non-income producing security.

(d) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f)  Floating rate security.

(g) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(h)  Convertible security.

(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

AFFILIATE                                                 NET ACTIVITY   INTEREST INCOME
---------                                                 ------------   ---------------
Merrill Lynch Liquidity Series, LLC Cash Sweep Series I   $(2,556,276)       $123,203

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

INDUSTRY                                  SHARES HELD   COMMON STOCKS                                             VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
AEROSPACE & DEFENSE - 2.3%                     22,128   Boeing Co.                                         $  1,724,435
                                               10,528   General Dynamics Corp.                                  673,581
                                                3,763   Goodrich Corp.                                          164,104
                                               22,163   Honeywell International, Inc.                           947,912
                                                2,929   L-3 Communications Holdings, Inc.                       251,279
                                                9,233   Lockheed Martin Corp.                                   693,675
                                                9,140   Northrop Grumman Corp.                                  624,171
                                               13,046   Raytheon Co.                                            598,029
                                                5,483   Rockwell Collins, Inc.                                  308,967
                                               27,864   United Technologies Corp.                             1,615,276
                                                                                                           ------------
                                                                                                              7,601,429
                                                                                                           ------------
AIR FREIGHT & LOGISTICS - 1.0%                  7,955   FedEx Corp.                                             898,438
                                                1,984   Ryder System, Inc.                                       88,844
                                               30,700   United Parcel Service, Inc. Class B                   2,436,966
                                                                                                           ------------
                                                                                                              3,424,248
                                                                                                           ------------
AIRLINES - 0.1%                                20,475   Southwest Airlines Co.                                  368,345
AUTO COMPONENTS - 0.2%                          2,306   Cooper Tire & Rubber Co.                                 33,068
                                                5,434   The Goodyear Tire & Rubber Co. (a)                       78,684
                                                5,646   Johnson Controls, Inc.                                  428,701
                                                                                                           ------------
                                                                                                                540,453
                                                                                                           ------------
AUTOMOBILES - 0.3%                             51,471   Ford Motor Co. (d)                                      409,709
                                               14,383   General Motors Corp. (d)                                305,926
                                                7,052   Harley-Davidson, Inc.                                   365,858
                                                                                                           ------------
                                                                                                              1,081,493
                                                                                                           ------------
BEVERAGES - 2.0%                               20,431   Anheuser-Busch Cos., Inc.                               873,834
                                                2,718   Brown-Forman Corp. Class B                              209,204
                                               56,596   The Coca-Cola Co.                                     2,369,675
                                                9,537   Coca-Cola Enterprises, Inc.                             193,983
                                                6,200   Constellation Brands, Inc. Class A (a)                  155,310
                                                1,941   Molson Coors Brewing Co. Class B                        133,191
                                                4,904   Pepsi Bottling Group, Inc.                              149,033
                                               45,439   PepsiCo, Inc.                                         2,625,920
                                                                                                           ------------
                                                                                                              6,710,150
                                                                                                           ------------
BIOTECHNOLOGY - 1.4%                           32,323   Amgen, Inc. (a)                                       2,351,498
                                                5,952   Applera Corp. - Applied Biosystems Group                161,537
                                                8,926   Biogen Idec, Inc. (a)                                   420,415
                                                3,521   Chiron Corp. (a)                                        161,297
                                                6,800   Genzyme Corp. (a)                                       457,096
                                               12,100   Gilead Sciences, Inc. (a)                               752,862
                                                6,158   Medimmune, Inc. (a)                                     225,260
                                                                                                           ------------
                                                                                                              4,529,965
                                                                                                           ------------
BUILDING PRODUCTS - 0.2%                        4,400   American Standard Cos., Inc.                            188,584
                                               12,551   Masco Corp.                                             407,782
                                                                                                           ------------
                                                                                                                596,366
                                                                                                           ------------
CAPITAL MARKETS - 3.3%                          5,995   Ameriprise Financial, Inc.                              270,135
                                               20,032   The Bank of New York Co., Inc.                          721,953
                                                2,853   The Bear Stearns Cos., Inc.                             395,711
                                               29,865   The Charles Schwab Corp.                                513,977
                                               10,300   E*Trade Financial Corp. (a)                             277,894
                                                3,300   Federated Investors, Inc. Class B                       128,865
                                                4,422   Franklin Resources, Inc.                                416,729

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

INDUSTRY                                  SHARES HELD   COMMON STOCKS                                             VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
                                               11,900   Goldman Sachs Group, Inc.                          $  1,867,824
                                                7,411   Janus Capital Group, Inc.                               171,713
                                                7,100   Lehman Brothers Holdings, Inc.                        1,026,163
                                               10,411   Mellon Financial Corp.                                  370,632
                                               25,179   Merrill Lynch & Co., Inc. (b)                         1,983,098
                                               29,663   Morgan Stanley                                        1,863,430
                                                4,401   Northern Trust Corp.                                    231,053
                                                8,393   State Street Corp.                                      507,189
                                                3,993   T. Rowe Price Group, Inc.                               312,293
                                                                                                           ------------
                                                                                                             11,058,659
                                                                                                           ------------
CHEMICALS - 1.5%                                5,989   Air Products & Chemicals, Inc.                          402,401
                                                1,491   Ashland, Inc.                                           105,980
                                               25,736   The Dow Chemical Co.                                  1,044,882
                                               24,396   E.I. du Pont de Nemours & Co.                         1,029,755
                                                1,658   Eastman Chemical Co.                                     84,856
                                                5,976   Ecolab, Inc.                                            228,283
                                                3,830   Engelhard Corp.                                         151,706
                                                3,476   Hercules, Inc. (a)                                       47,969
                                                2,999   International Flavors & Fragrances, Inc.                102,926
                                                7,067   Monsanto Co.                                            598,928
                                                3,943   PPG Industries, Inc.                                    249,789
                                                9,554   Praxair, Inc.                                           526,903
                                                4,688   Rohm & Haas Co.                                         229,103
                                                2,117   Sigma-Aldrich Corp.                                     139,277
                                                    1   Tronox, Inc. Class B (a)                                     10
                                                                                                           ------------
                                                                                                              4,942,768
                                                                                                           ------------
COMMERCIAL BANKS - 5.7%                        11,230   AmSouth Bancorp                                         303,771
                                               15,696   BB&T Corp.                                              615,283
                                              127,069   Bank of America Corp.                                 5,786,722
                                                3,926   Comerica, Inc.                                          227,590
                                                4,153   Compass Bancshares, Inc.                                210,183
                                               14,219   Fifth Third Bancorp                                     559,660
                                                2,600   First Horizon National Corp.                            108,290
                                                8,105   Huntington Bancshares, Inc.                             195,574
                                               12,203   KeyCorp                                                 449,070
                                                2,500   M&T Bank Corp.                                          285,350
                                                6,500   Marshall & Ilsley Corp.                                 283,270
                                               14,025   National City Corp.                                     489,473
                                               12,811   North Fork Bancorporation, Inc.                         369,341
                                                7,464   PNC Financial Services Group, Inc.                      502,402
                                               13,615   Regions Financial Corp.                                 478,840
                                                9,496   SunTrust Banks, Inc.                                    690,929
                                                9,710   Synovus Financial Corp.                                 263,044
                                               49,704   U.S. Bancorp (d)                                      1,515,972
                                               45,345   Wachovia Corp.                                        2,541,587
                                               45,703   Wells Fargo & Co.                                     2,919,051
                                                2,824   Zions Bancorporation                                    233,630
                                                                                                           ------------
                                                                                                             19,029,032
                                                                                                           ------------
COMMERCIAL SERVICES &                           7,994   Allied Waste Industries, Inc. (a)                        97,847
   SUPPLIES - 0.8%                              3,467   Avery Dennison Corp.                                    202,750
                                               26,528   Cendant Corp.                                           460,261

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

INDUSTRY                                  SHARES HELD   COMMON STOCKS                                             VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
                                                4,436   Cintas Corp.                                       $    189,062
                                                4,479   Equifax, Inc.                                           166,798
                                                2,971   Monster Worldwide, Inc. (a)                             148,134
                                                7,315   Pitney Bowes, Inc.                                      314,033
                                                6,944   RR Donnelley & Sons Co.                                 227,208
                                                5,386   Robert Half International, Inc.                         207,953
                                               16,210   Waste Management, Inc.                                  572,213
                                                                                                           ------------
                                                                                                              2,586,259
                                                                                                           ------------
COMMUNICATIONS EQUIPMENT - 3.0%                 2,421   ADC Telecommunications, Inc. (a)                         61,953
                                                5,225   Andrew Corp. (a)                                         64,163
                                               13,113   Avaya, Inc. (a)                                         148,177
                                               18,003   Ciena Corp. (a)                                          93,796
                                              168,015   Cisco Systems, Inc. (a)                               3,640,885
                                                4,676   Comverse Technology, Inc. (a)                           110,026
                                               42,558   Corning, Inc. (a)                                     1,145,236
                                               37,277   JDS Uniphase Corp. (a)                                  155,445
                                              128,342   Lucent Technologies, Inc. (a)                           391,443
                                               69,036   Motorola, Inc.                                        1,581,615
                                               45,568   QUALCOMM, Inc.                                        2,306,196
                                               10,533   Tellabs, Inc. (a)                                       167,475
                                                                                                           ------------
                                                                                                              9,866,410
                                                                                                           ------------
COMPUTERS & PERIPHERALS - 3.5%                 23,290   Apple Computer, Inc. (a)                              1,460,749
                                               64,476   Dell, Inc. (a)                                        1,918,806
                                               63,804   EMC Corp. (a)                                           869,649
                                               11,679   Gateway, Inc. (a)                                        25,577
                                               78,343   Hewlett-Packard Co.                                   2,577,485
                                               43,634   International Business Machines Corp.                 3,598,496
                                                3,507   Lexmark International, Inc. Class A (a)                 159,148
                                                4,340   NCR Corp. (a)                                           181,369
                                                9,565   Network Appliance, Inc. (a)                             344,627
                                                3,286   QLogic Corp. (a)                                         63,584
                                               88,912   Sun Microsystems, Inc. (a)                              456,119
                                                                                                           ------------
                                                                                                             11,655,609
                                                                                                           ------------
CONSTRUCTION & ENGINEERING - 0.1%               2,074   Fluor Corp.                                             177,949
                                                                                                           ------------
CONSTRUCTION MATERIALS - 0.1%                   3,150   Vulcan Materials Co.                                    272,948
                                                                                                           ------------
CONSUMER FINANCE - 0.9%                        33,978   American Express Co.                                  1,785,544
                                                8,532   Capital One Financial Corp.                             686,997
                                               11,423   SLM Corp.                                               593,311
                                                                                                           ------------
                                                                                                              3,065,852
                                                                                                           ------------
CONTAINERS & PACKAGING - 0.2%                   3,536   Ball Corp.                                              154,983
                                                3,356   Bemis Co.                                               105,982
                                                4,867   Pactiv Corp. (a)                                        119,436
                                                2,560   Sealed Air Corp.                                        148,147
                                                3,608   Temple-Inland, Inc.                                     160,736
                                                                                                           ------------
                                                                                                                689,284
                                                                                                           ------------
DISTRIBUTORS - 0.1%                             5,438   Genuine Parts Co.                                       238,347
                                                                                                           ------------
DIVERSIFIED CONSUMER                            3,600   Apollo Group, Inc. Class A (a)                          189,036
   SERVICES - 0.1%                              8,062   H&R Block, Inc.                                         174,542
                                                                                                           ------------
                                                                                                                363,578
                                                                                                           ------------
DIVERSIFIED FINANCIAL                           5,500   CIT Group, Inc.                                         294,360
   SERVICES - 3.4%                            137,751   Citigroup, Inc.                                       6,507,357

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

INDUSTRY                                  SHARES HELD   COMMON STOCKS                                             VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
                                               96,568   JPMorgan Chase & Co.                               $  4,021,091
                                                7,304   Moody's Corp.                                           521,944
                                                                                                           ------------
                                                                                                             11,344,752
                                                                                                           ------------
DIVERSIFIED TELECOMMUNICATION                 106,869   AT&T, Inc.                                            2,889,738
   SERVICES - 2.4%                             48,825   BellSouth Corp.                                       1,691,786
                                                4,402   CenturyTel, Inc.                                        172,206
                                               10,903   Citizens Communications Co.                             144,683
                                               45,396   Qwest Communications International Inc. (a)             308,693
                                               81,318   Verizon Communications, Inc.                          2,769,691
                                                                                                           ------------
                                                                                                              7,976,797
                                                                                                           ------------
ELECTRIC UTILITIES - 1.4%                       3,922   Allegheny Energy, Inc. (a)                              132,760
                                                9,818   American Electric Power Co., Inc.                       334,008
                                                5,773   Cinergy Corp.                                           262,152
                                                9,596   Edison International                                    395,163
                                                5,272   Entergy Corp.                                           363,452
                                               18,878   Exelon Corp.                                            998,646
                                               11,714   FPL Group, Inc.                                         470,200
                                                8,288   FirstEnergy Corp.                                       405,283
                                               11,658   PPL Corp.                                               342,745
                                                2,924   Pinnacle West Capital Corp.                             114,328
                                                7,729   Progress Energy, Inc.                                   339,921
                                               19,318   The Southern Co.                                        633,051
                                                                                                           ------------
                                                                                                              4,791,709
                                                                                                           ------------
ELECTRICAL EQUIPMENT - 0.5%                     5,576   American Power Conversion Corp.                         128,861
                                                2,915   Cooper Industries Ltd. Class A                          253,313
                                               10,775   Emerson Electric Co.                                    901,113
                                                5,283   Rockwell Automation, Inc.                               379,901
                                                                                                           ------------
                                                                                                              1,663,188
                                                                                                           ------------
ELECTRONIC EQUIPMENT &                         10,662   Agilent Technologies, Inc. (a)                          400,358
   INSTRUMENTS - 0.4%                           5,015   Jabil Circuit, Inc. (a)                                 214,943
                                                5,163   Molex, Inc.                                             171,412
                                               16,609   Sanmina-SCI Corp. (a)                                    68,097
                                               30,435   Solectron Corp. (a)                                     121,740
                                                8,209   Symbol Technologies, Inc.                                86,851
                                                2,831   Tektronix, Inc.                                         101,095
                                                                                                           ------------
                                                                                                              1,164,496
                                                                                                           ------------
ENERGY EQUIPMENT & SERVICES - 1.8%              9,600   BJ Services Co.                                         332,160
                                                8,808   Baker Hughes, Inc.                                      602,467
                                               14,402   Halliburton Co.                                       1,051,634
                                                3,946   Nabors Industries Ltd. (a)                              282,455
                                                5,201   National Oilwell Varco, Inc. (a)                        333,488
                                                3,187   Noble Corp.                                             258,466
                                                2,335   Rowan Cos., Inc.                                        102,647
                                               16,445   Schlumberger Ltd.                                     2,081,444
                                                8,511   Transocean, Inc. (a)                                    683,433
                                                8,900   Weatherford International Ltd. (a)                      407,175
                                                                                                           ------------
                                                                                                              6,135,369
                                                                                                           ------------
FOOD & STAPLES RETAILING - 2.3%                 9,047   Albertson's, Inc.                                       232,236
                                               21,414   CVS Corp.                                               639,636
                                               12,305   Costco Wholesale Corp.                                  666,439

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

INDUSTRY                                  SHARES HELD   COMMON STOCKS                                             VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
                                               21,026   The Kroger Co.                                     $    428,089
                                                4,192   SUPERVALU Inc.                                          129,197
                                               15,871   SYSCO Corporation                                       508,666
                                               13,347   Safeway, Inc.                                           335,277
                                               69,016   Wal-Mart Stores, Inc.                                 3,260,316
                                               28,444   Walgreen Co.                                          1,226,790
                                                3,800   Whole Foods Market, Inc.                                252,472
                                                                                                           ------------
                                                                                                              7,679,118
                                                                                                           ------------
FOOD PRODUCTS - 1.0%                           18,882   Archer-Daniels-Midland Co.                              635,379
                                                6,193   Campbell Soup Co.                                       200,653
                                               12,932   ConAgra Foods, Inc.                                     277,521
                                                3,800   Dean Foods Co. (a)                                      147,554
                                                9,008   General Mills, Inc.                                     456,525
                                                8,149   HJ Heinz Co.                                            309,010
                                                4,348   The Hershey Co.                                         227,096
                                                6,189   Kellogg Co.                                             272,564
                                                4,300   McCormick & Co., Inc.                                   145,598
                                               18,917   Sara Lee Corp.                                          338,236
                                                8,500   Tyson Foods, Inc. Class A                               116,790
                                                5,416   Wm. Wrigley Jr. Co.                                     346,624
                                                                                                           ------------
                                                                                                              3,473,550
                                                                                                           ------------
GAS UTILITIES - 0.0%                              329   Nicor, Inc.                                              13,015
                                                   85   Peoples Energy Corp.                                      3,029
                                                                                                           ------------
                                                                                                                 16,044
                                                                                                           ------------
HEALTH CARE EQUIPMENT &                         1,073   Bausch & Lomb, Inc.                                      68,350
   SUPPLIES - 2.0%                             17,958   Baxter International, Inc.                              696,950
                                                6,988   Becton Dickinson & Co.                                  430,321
                                                6,025   Biomet, Inc.                                            214,008
                                               15,282   Boston Scientific Corp. (a)                             352,250
                                                2,354   CR Bard, Inc.                                           159,625
                                                3,700   Fisher Scientific International (a)                     251,785
                                                9,491   Guidant Corp.                                           740,867
                                                5,052   Hospira, Inc. (a)                                       199,352
                                               33,062   Medtronic, Inc.                                       1,677,897
                                                1,731   Millipore Corp. (a)                                     126,467
                                                4,009   PerkinElmer, Inc.                                        94,091
                                                9,588   St. Jude Medical, Inc. (a)                              393,108
                                                7,396   Stryker Corp.                                           327,939
                                                5,336   Thermo Electron Corp. (a)                               197,912
                                                3,500   Waters Corp. (a)                                        151,025
                                                6,416   Zimmer Holdings, Inc. (a)                               433,722
                                                                                                           ------------
                                                                                                              6,515,669
                                                                                                           ------------
HEALTH CARE PROVIDERS &                        15,072   Aetna, Inc.                                             740,638
   SERVICES - 2.9%                              5,070   AmerisourceBergen Corp.                                 244,729
                                               11,337   Cardinal Health, Inc.                                   844,833
                                               12,450   Caremark Rx, Inc.                                       612,291
                                                3,163   Cigna Corp.                                             413,151
                                                4,050   Coventry Health Care, Inc. (a)                          218,619
                                                3,700   Express Scripts, Inc. (a)                               325,230
                                               10,975   HCA, Inc.                                               502,545
                                                6,000   Health Management Associates, Inc. Class A              129,420

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

INDUSTRY                                  SHARES HELD   COMMON STOCKS                                             VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
                                                4,057   Humana, Inc. (a)                                   $    213,601
                                                6,514   IMS Health, Inc.                                        167,866
                                                3,100   Laboratory Corp. of America Holdings (a)                181,288
                                                2,949   Manor Care, Inc.                                        130,788
                                                7,907   McKesson Corp.                                          412,192
                                                7,983   Medco Health Solutions, Inc. (a)                        456,787
                                                3,200   Patterson Cos., Inc. (a)                                112,640
                                                5,100   Quest Diagnostics, Inc.                                 261,630
                                               14,812   Tenet Healthcare Corp. (a)                              109,313
                                               37,758   UnitedHealth Group, Inc.                              2,109,162
                                               18,404   WellPoint, Inc. (a)                                   1,425,022
                                                                                                           ------------
                                                                                                              9,611,745
                                                                                                           ------------
HOTELS, RESTAURANTS & LEISURE - 1.4%           11,273   Carnival Corp.                                          534,002
                                                3,161   Darden Restaurants, Inc.                                129,696
                                                5,355   Harrah's Entertainment, Inc.                            417,476
                                                7,863   Hilton Hotels Corp.                                     200,192
                                               10,008   International Game Technology                           352,482
                                                3,983   Marriott International, Inc. Class A                    273,234
                                               33,572   McDonald's Corp.                                      1,153,534
                                               20,144   Starbucks Corp. (a)                                     758,220
                                                5,509   Starwood Hotels & Resorts Worldwide, Inc.               373,125
                                                2,619   Wendy's International, Inc.                             162,535
                                                8,442   Yum! Brands, Inc.                                       412,476
                                                                                                           ------------
                                                                                                              4,766,972
                                                                                                           ------------
HOUSEHOLD DURABLES - 0.8%                       1,885   Black & Decker Corp.                                    163,788
                                                3,172   Centex Corp.                                            196,632
                                                8,000   DR Horton, Inc.                                         265,760
                                                3,599   Fortune Brands, Inc.                                    290,187
                                                2,200   Harman International Industries, Inc.                   244,486
                                                1,778   KB HOME                                                 115,534
                                                5,955   Leggett & Platt, Inc.                                   145,123
                                                3,350   Lennar Corp. Class A                                    202,273
                                                2,336   Maytag Corp.                                             49,827
                                                8,785   Newell Rubbermaid, Inc.                                 221,294
                                                6,384   Pulte Homes, Inc.                                       245,273
                                                1,741   Snap-On, Inc.                                            66,367
                                                2,441   The Stanley Works                                       123,661
                                                2,034   Whirlpool Corp.                                         186,050
                                                                                                           ------------
                                                                                                              2,516,255
                                                                                                           ------------
HOUSEHOLD PRODUCTS - 2.1%                       3,468   Clorox Co.                                              207,560
                                               13,585   Colgate-Palmolive Co.                                   775,704
                                               12,221   Kimberly-Clark Corp.                                    706,374
                                               90,884   Procter & Gamble Co.                                  5,236,736
                                                                                                           ------------
                                                                                                              6,926,374
                                                                                                           ------------
IT SERVICES - 1.0%                              3,000   Affiliated Computer Services, Inc. Class A (a)          178,980
                                               16,455   Automatic Data Processing, Inc.                         751,664
                                                4,708   Computer Sciences Corp. (a)                             261,529
                                                5,334   Convergys Corp. (a)                                      97,132
                                               15,238   Electronic Data Systems Corp.                           408,836
                                               20,108   First Data Corp.                                        941,456
                                                4,355   Fiserv, Inc. (a)                                        185,305

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

INDUSTRY                                  SHARES HELD   COMMON STOCKS                                             VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
                                                8,460   Paychex, Inc.                                      $    352,444
                                                4,323   Sabre Holdings Corp. Class A                            101,720
                                               10,669   Unisys Corp. (a)                                         73,509
                                                                                                           ------------
                                                                                                              3,352,575
                                                                                                           ------------
INDEPENDENT POWER PRODUCERS &                  18,922   The AES Corp. (a)                                       322,809
   ENERGY TRADERS - 0.6%                        5,452   Constellation Energy Group, Inc.                        298,279
                                               26,526   Duke Energy Corp. (a)                                   773,233
                                               13,346   Dynegy, Inc. Class A (a)                                 64,061
                                               12,716   TXU Corp.                                               569,168
                                                                                                           ------------
                                                                                                              2,027,550
                                                                                                           ------------
INDUSTRIAL CONGLOMERATES - 4.0%                20,746   3M Co.                                                1,570,265
                                              287,365   General Electric Co.                                  9,994,555
                                                3,180   Textron, Inc.                                           296,980
                                               55,063   Tyco International Ltd.                               1,480,093
                                                                                                           ------------
                                                                                                             13,341,893
                                                                                                           ------------
INSURANCE - 4.6%                                8,200   ACE Ltd.                                                426,482
                                                3,332   AMBAC Financial Group, Inc.                             265,227
                                                9,475   AON Corp.                                               393,307
                                               14,442   Aflac, Inc.                                             651,767
                                               17,145   The Allstate Corp.                                      893,426
                                               71,507   American International Group, Inc.                    4,725,898
                                                5,198   Chubb Corp.                                             496,097
                                                5,466   Cincinnati Financial Corp.                              229,955
                                                9,400   Genworth Financial, Inc. Class A                        314,242
                                                7,977   Hartford Financial Services Group, Inc.                 642,547
                                                4,366   Jefferson-Pilot Corp.                                   244,234
                                                5,431   Lincoln National Corp.                                  296,478
                                                4,076   Loews Corp.                                             412,491
                                                4,188   MBIA, Inc.                                              251,824
                                               14,060   Marsh & McLennan Cos., Inc.                             412,802
                                               20,053   Metlife, Inc.                                           969,964
                                                8,400   Principal Financial Group, Inc.                         409,920
                                                5,700   The Progressive Corp.                                   594,282
                                               13,400   Prudential Financial, Inc.                            1,015,854
                                                3,944   Safeco Corp.                                            198,028
                                               18,137   The St. Paul Travelers Cos., Inc.                       757,945
                                                3,397   Torchmark Corp.                                         193,969
                                                9,289   UnumProvident Corp.                                     190,239
                                                4,355   XL Capital Ltd. Class A                                 279,199
                                                                                                           ------------
                                                                                                             15,266,177
                                                                                                           ------------
INTERNET & CATALOG RETAIL - 0.5%                8,000   Amazon.com, Inc. (a)                                    292,080
                                               31,700   eBay, Inc. (a)                                        1,238,202
                                                                                                           ------------
                                                                                                              1,530,282
                                                                                                           ------------
INTERNET SOFTWARE & SERVICES - 1.0%             5,450   Google, Inc. Class A (a)                              2,125,500
                                                8,700   VeriSign, Inc. (a)                                      208,713
                                               35,060   Yahoo!, Inc. (a)(d)                                   1,131,036
                                                                                                           ------------
                                                                                                              3,465,249
                                                                                                           ------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%             2,076   Brunswick Corp.                                          80,673
                                                7,011   Eastman Kodak Co.                                       199,393
                                                5,445   Hasbro, Inc.                                            114,890
                                                9,380   Mattel, Inc.                                            170,059
                                                                                                           ------------
                                                                                                                565,015
                                                                                                           ------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

INDUSTRY                                  SHARES HELD   COMMON STOCKS                                             VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
MACHINERY - 1.5%                               18,084   Caterpillar, Inc.                                  $  1,298,612
                                                1,095   Cummins, Inc.                                           115,084
                                                5,866   Danaher Corp.                                           372,784
                                                6,188   Deere & Co.                                             489,161
                                                6,434   Dover Corp.                                             312,435
                                                4,578   Eaton Corp.                                             334,057
                                                4,356   ITT Industries, Inc.                                    244,894
                                                5,266   Illinois Tool Works, Inc.                               507,168
                                                9,858   Ingersoll-Rand Co. Class A                              411,966
                                                    1   Kadant, Inc. (a)                                             23
                                                2,117   Navistar International Corp. (a)                         58,387
                                                5,146   PACCAR, Inc.                                            362,690
                                                3,910   Pall Corp.                                              121,953
                                                3,735   Parker Hannifin Corp.                                   301,078
                                                                                                           ------------
                                                                                                              4,930,292
                                                                                                           ------------
MEDIA - 3.0%                                   25,653   CBS Corp. Class B                                       615,159
                                               13,745   Clear Channel Communications, Inc.                      398,742
                                               51,391   Comcast Corp. Class A (a)                             1,344,388
                                                8,011   Comcast Corp. Special Class A (a)                       209,247
                                                1,885   Dow Jones & Co., Inc.                                    74,081
                                                1,600   EW Scripps Co. Class A                                   71,536
                                                5,947   Gannett Co., Inc.                                       356,344
                                               10,092   Interpublic Group of Cos., Inc. (a)                      96,480
                                                1,335   Knight-Ridder, Inc.                                      84,385
                                               10,404   The McGraw-Hill Cos., Inc.                              599,478
                                                1,732   Meredith Corp.                                           96,628
                                                2,777   New York Times Co. Class A                               70,286
                                               68,500   News Corp. Class A                                    1,137,785
                                                4,617   Omnicom Group                                           384,365
                                              124,348   Time Warner, Inc.                                     2,087,803
                                                8,277   Tribune Co.                                             227,038
                                                6,898   Univision Communications, Inc. Class A (a)              237,774
                                               15,553   Viacom, Inc. Class B (a)                                603,456
                                               51,182   Walt Disney Co.                                       1,427,466
                                                                                                           ------------
                                                                                                             10,122,441
                                                                                                           ------------
METALS & MINING - 0.8%                         22,924   Alcoa, Inc.                                             700,557
                                                2,961   Allegheny Technologies, Inc.                            181,154
                                                4,608   Freeport-McMoRan Copper & Gold, Inc. Class B            275,420
                                               11,603   Newmont Mining Corp.                                    602,080
                                                3,870   Nucor Corp.                                             405,537
                                                5,288   Phelps Dodge Corp.                                      425,843
                                                2,789   United States Steel Corp.                               169,237
                                                                                                           ------------
                                                                                                              2,759,828
                                                                                                           ------------
MULTI-UTILITIES - 1.0%                          5,697   Ameren Corp.                                            283,825
                                                4,454   CMS Energy Corp. (a)                                     57,679
                                                9,583   Centerpoint Energy, Inc.                                114,325
                                                5,958   Consolidated Edison, Inc.                               259,173
                                                5,423   DTE Energy Co.                                          217,408
                                                9,061   Dominion Resources, Inc.                                625,481
                                                4,017   KeySpan Corp.                                           164,175
                                                8,511   NiSource, Inc.                                          172,092

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

INDUSTRY                                  SHARES HELD   COMMON STOCKS                                             VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
                                                8,481   PG&E Corp.                                         $    329,911
                                                7,414   Public Service Enterprise Group, Inc.                   474,793
                                                7,217   Sempra Energy                                           335,302
                                                6,315   TECO Energy, Inc.                                       101,798
                                               12,584   Xcel Energy, Inc.                                       228,400
                                                                                                           ------------
                                                                                                              3,364,362
                                                                                                           ------------
MULTILINE RETAIL - 1.1%                         3,545   Big Lots, Inc. (a)                                       49,488
                                                1,026   Dillard's, Inc. Class A                                  26,717
                                               10,288   Dollar General Corp.                                    181,789
                                                3,427   Family Dollar Stores, Inc.                               91,158
                                                7,103   Federated Department Stores                             518,519
                                                6,535   JC Penney Co., Inc.                                     394,779
                                                9,025   Kohl's Corp. (a)                                        478,415
                                                6,568   Nordstrom, Inc.                                         257,334
                                                2,570   Sears Holdings Corp. (a)                                339,857
                                               24,534   Target Corp.                                          1,276,013
                                                                                                           ------------
                                                                                                              3,614,069
                                                                                                           ------------
OFFICE ELECTRONICS - 0.1%                      27,523   Xerox Corp. (a)                                         418,350
                                                                                                           ------------
OIL, GAS & CONSUMABLE FUELS - 7.6%              2,005   Amerada Hess Corp.                                      285,512
                                                6,068   Anadarko Petroleum Corp.                                612,929
                                                8,566   Apache Corp.                                            561,159
                                               10,636   Burlington Resources, Inc.                              977,555
                                               11,700   Chesapeake Energy Corp.                                 367,497
                                               61,407   Chevron Corp.                                         3,559,764
                                               38,552   ConocoPhillips                                        2,434,559
                                               11,802   Devon Energy Corp.                                      721,928
                                                6,232   EOG Resources, Inc.                                     448,704
                                               20,112   El Paso Corp.                                           242,350
                                              168,346   Exxon Mobil Corp.                                    10,245,538
                                                2,929   Kerr-McGee Corp.                                        279,661
                                                2,548   Kinder Morgan, Inc.                                     234,391
                                                9,540   Marathon Oil Corp.                                      726,662
                                                4,000   Murphy Oil Corp.                                        199,280
                                               12,379   Occidental Petroleum Corp.                            1,146,914
                                                3,456   Sunoco, Inc.                                            268,082
                                               16,500   Valero Energy Corp.                                     986,370
                                               16,407   Williams Cos., Inc.                                     350,946
                                                9,433   XTO Energy, Inc.                                        410,996
                                                                                                           ------------
                                                                                                             25,060,797
                                                                                                           ------------
PAPER & FOREST PRODUCTS - 0.4%                 13,924   International Paper Co.                                 481,353
                                                3,887   Louisiana-Pacific Corp.                                 105,726
                                                6,342   MeadWestvaco Corp.                                      173,200
                                                6,129   Weyerhaeuser Co.                                        443,923
                                                                                                           ------------
                                                                                                              1,204,202
                                                                                                           ------------
PERSONAL PRODUCTS - 0.2%                        2,781   Alberto-Culver Co. Class B                              123,004
                                               11,794   Avon Products, Inc.                                     367,619
                                                4,100   The Estee Lauder Cos., Inc. Class A                     152,479
                                                                                                           ------------
                                                                                                                643,102
                                                                                                           ------------
PHARMACEUTICALS - 6.3%                         42,420   Abbott Laboratories                                   1,801,577
                                                4,227   Allergan, Inc.                                          458,629
                                                2,900   Barr Pharmaceuticals, Inc. (a)                          182,642

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

INDUSTRY                                  SHARES HELD   COMMON STOCKS                                             VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
                                               52,163   Bristol-Myers Squibb Co.                           $  1,283,731
                                               31,048   Eli Lilly & Co.                                       1,716,954
                                                9,718   Forest Laboratories, Inc. (a)                           433,714
                                               81,953   Johnson & Johnson                                     4,853,257
                                                7,616   King Pharmaceuticals, Inc. (a)                          131,376
                                               59,879   Merck & Co., Inc.                                     2,109,537
                                                6,930   Mylan Laboratories                                      162,162
                                              201,660   Pfizer, Inc.                                          5,025,367
                                               39,211   Schering-Plough Corp.                                   744,617
                                                2,140   Watson Pharmaceuticals, Inc. (a)                         61,504
                                               36,751   Wyeth                                                 1,783,159
                                                                                                           ------------
                                                                                                             20,748,226
                                                                                                           ------------
REAL ESTATE - 0.9%                              1,700   Apartment Investment & Management Co. Class A            79,730
                                                6,100   Archstone-Smith Trust                                   297,497
                                                2,500   Boston Properties, Inc.                                 233,125
                                                9,980   Equity Office Properties Trust                          335,128
                                                8,600   Equity Residential                                      402,394
                                                5,500   Kimco Realty Corp.                                      223,520
                                                5,700   Plum Creek Timber Co., Inc.                             210,501
                                                7,400   Prologis                                                395,900
                                                2,800   Public Storage, Inc.                                    227,444
                                                4,700   Simon Property Group, Inc.                              395,458
                                                3,600   Vornado Realty Trust                                    345,600
                                                                                                           ------------
                                                                                                              3,146,297
                                                                                                           ------------
ROAD & RAIL - 0.7%                              9,666   Burlington Northern Santa Fe Corp.                      805,468
                                                6,754   CSX Corp.                                               403,889
                                               11,786   Norfolk Southern Corp.                                  637,269
                                                6,807   Union Pacific Corp.                                     635,433
                                                                                                           ------------
                                                                                                              2,482,059
                                                                                                           ------------
SEMICONDUCTORS & SEMICONDUCTOR                 13,972   Advanced Micro Devices, Inc. (a)                        463,311
   EQUIPMENT - 2.8%                             8,547   Altera Corp. (a)                                        176,410
                                               10,973   Analog Devices, Inc.                                    420,156
                                               42,562   Applied Materials, Inc.                                 745,261
                                                1,021   Applied Micro Circuits Corp. (a)                          4,155
                                               11,197   Broadcom Corp. Class A (a)                              483,263
                                               12,523   Freescale Semiconductor, Inc. Class B (a)               347,764
                                              162,888   Intel Corp.                                           3,151,883
                                                4,900   Kla-Tencor Corp.                                        236,964
                                               12,096   LSI Logic Corp. (a)                                     139,830
                                                7,464   Linear Technology Corp.                                 261,837
                                                8,187   Maxim Integrated Products, Inc.                         304,147
                                               18,226   Micron Technology, Inc. (a)                             268,287
                                               10,208   National Semiconductor Corp.                            284,191
                                                2,742   Novellus Systems, Inc. (a)                               65,808
                                                4,300   Nvidia Corp. (a)                                        246,218
                                                2,533   PMC-Sierra, Inc. (a)                                     31,131
                                                6,038   Teradyne, Inc. (a)                                       93,649
                                               45,171   Texas Instruments, Inc. (d)                           1,466,702
                                                8,513   Xilinx, Inc.                                            216,741
                                                                                                           ------------
                                                                                                              9,407,708
                                                                                                           ------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

INDUSTRY                                  SHARES HELD   COMMON STOCKS                                             VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
SOFTWARE - 3.3%                                16,960   Adobe Systems, Inc.                                   $ 592,243
                                                5,852   Autodesk, Inc.                                          225,419
                                                7,001   BMC Software, Inc. (a)                                  151,642
                                               13,446   CA, Inc.                                                365,866
                                                4,229   Citrix Systems, Inc. (a)                                160,279
                                               12,218   Compuware Corp. (a)                                      95,667
                                                7,800   Electronic Arts, Inc. (a)                               426,816
                                                4,393   Intuit, Inc. (a)                                        233,664
                                              245,186   Microsoft Corp.                                       6,671,511
                                                8,282   Novell, Inc. (a)                                         63,606
                                              100,885   Oracle Corp. (a)(d)                                   1,381,116
                                                3,350   Parametric Technology Corp. (a)                          54,706
                                               28,530   Symantec Corp. (a)                                      480,160
                                                                                                           ------------
                                                                                                             10,902,695
                                                                                                           ------------
SPECIALTY RETAIL - 2.2%                         6,200   AutoNation, Inc. (a)                                    133,610
                                                1,208   AutoZone, Inc. (a)                                      120,426
                                                6,948   Bed Bath & Beyond, Inc. (a)                             266,803
                                               10,718   Best Buy Co., Inc.                                      599,458
                                                3,465   Circuit City Stores, Inc.                                84,823
                                               14,503   The Gap, Inc.                                           270,916
                                               58,859   Home Depot, Inc.                                      2,489,736
                                               10,679   Limited Brands                                          261,208
                                               21,011   Lowe's Cos., Inc.                                     1,353,949
                                                9,040   Office Depot, Inc. (a)                                  336,650
                                                1,079   OfficeMax, Inc.                                          32,553
                                                2,883   RadioShack Corp.                                         55,440
                                                3,766   The Sherwin-Williams Co.                                186,191
                                               18,792   Staples, Inc.                                           479,572
                                               13,756   TJX Cos., Inc.                                          341,424
                                                3,347   Tiffany & Co.                                           125,646
                                                                                                           ------------
                                                                                                              7,138,405
                                                                                                           ------------
TEXTILES, APPAREL &                            11,100   Coach, Inc. (a)                                         383,838
   LUXURY GOODS - 0.4%                          3,800   Jones Apparel Group, Inc.                               134,406
                                                3,408   Liz Claiborne, Inc.                                     139,660
                                                4,817   Nike, Inc. Class B                                      409,927
                                                3,108   VF Corp.                                                176,845
                                                                                                           ------------
                                                                                                              1,244,676
                                                                                                           ------------
THRIFTS & MORTGAGE FINANCE - 1.6%              17,058   Countrywide Financial Corp.                             626,029
                                               26,534   Fannie Mae                                            1,363,848
                                               18,450   Freddie Mac                                           1,125,450
                                                7,398   Golden West Financial Corp.                             502,324
                                                2,067   MGIC Investment Corp.                                   137,724
                                               11,600   Sovereign Bancorp, Inc.                                 254,156
                                               26,251   Washington Mutual, Inc.                               1,118,818
                                                                                                           ------------
                                                                                                              5,128,349
                                                                                                           ------------
TOBACCO - 1.3%                                 56,989   Altria Group, Inc.                                    4,038,241
                                                2,000   Reynolds American, Inc.                                 211,000
                                                3,799   UST, Inc.                                               158,038
                                                                                                           ------------
                                                                                                              4,407,279
                                                                                                           ------------
TRADING COMPANIES &
   DISTRIBUTORS - 0.1%                          2,721   WW Grainger, Inc.                                       205,027
                                                                                                           ------------


FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

INDUSTRY                                  SHARES HELD   COMMON STOCKS                                             VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
WIRELESS TELECOMMUNICATION                      9,887   Alltel Corp.                                       $    640,183
   SERVICES - 0.8%                             81,691   Sprint Nextel Corp.                                   2,110,895
                                                                                                           ------------
                                                                                                              2,751,078
                                                                                                           ------------
                                                        TOTAL COMMON STOCKS
                                                        (COST - $197,109,705) - 97.2%                       322,609,165
                                                                                                           ------------

                                           BENEFICIAL
                                            INTEREST    SHORT-TERM SECURITIES
                                          -----------   ------------------------------------------------
                                          $10,720,404   Merrill Lynch Liquidity Series, LLC
                                                           Cash Sweep Series I, 4.56% (b)(e)                 10,720,404
                                            4,722,740   Merrill Lynch Liquidity Series, LLC
                                                           Money Market Series, 4.75% (b)(c)(e)               4,722,740
                                                                                                           ------------
                                                        TOTAL SHORT-TERM SECURITIES
                                                        (COST - $15,443,144) - 4.7%                          15,443,144
                                                                                                           ------------
                                                        TOTAL INVESTMENTS
                                                        (COST - $212,552,849*) - 101.9%                     338,052,309

                                                        LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9%)       (6,258,482)
                                                                                                           ------------
                                                        NET ASSETS - 100.0%                                $331,793,827
                                                                                                           ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $221,484,860
                                ============
Gross unrealized appreciation   $128,758,883
Gross unrealized depreciation    (12,191,434)
                                ------------
Net unrealized appreciation     $116,567,449
                                ============

(a)  Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                              NET       DIVIDEND/INTEREST
AFFILIATE                                                   ACTIVITY         INCOME
---------                                                 -----------   -----------------
Merrill Lynch & Co., Inc.                                      (6,600)       $ 6,595
Merrill Lynch Liquidity Series, LLC Cash Sweep Series I   $(8,651,430)       $95,004
Merrill Lynch Liquidity Series, LLC Money Market Series   $ 4,361,990        $ 1,462

(c)  Security was purchased with the cash proceeds from securities loans.

(d)  Security, or a portion of security, is on loan.

(e)  Variable rate security.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

-    Financial futures contracts purchased as of March 31, 2006 were as follows:

NUMBER OF                                     EXPIRATION                  UNREALIZED
CONTRACTS   ISSUE                                DATE       FACE VALUE   DEPRECIATION
---------   -------------------------------   ----------   -----------   ------------
    60      S&P 500 Financial Futures Index    June 2006   $19,590,796     $(41,296)

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                                              SHARES
COUNTRY           INDUSTRY                                     HELD      COMMON STOCKS                                     VALUE
-------           ---------------------------------------   ----------   --------------------------------------------   -----------
Australia -       Commercial Banks - 0.8%                      174,000   Australia & New Zealand Banking Group Ltd.     $ 3,287,865
3.0%              FOOD PRODUCTS - 0.5%                       1,211,000   Goodman Fielder Ltd. (c)                         1,882,433
                  METALS & MINING - 0.3%                       242,634   Iluka Resources Ltd.                             1,356,396
                  OIL, GAS & CONSUMABLE FUELS - 0.5%           223,000   Santos Ltd.                                      1,809,531
                  REAL ESTATE - 0.9%                         1,516,500   Multiplex Group                                  3,319,706
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN AUSTRALIA                11,655,931
                                                                                                                        -----------
BELGIUM - 0.7%    LEISURE EQUIPMENT & PRODUCTS - 0.7%          136,683   AGFA-Gevaert NV                                  2,600,209
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN BELGIUM                   2,600,209
                                                                                                                        -----------
FINLAND - 2.1%    ELECTRIC UTILITIES - 2.1%                    324,939   Fortum Oyj (h)                                   8,186,981
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN FINLAND                   8,186,981
                                                                                                                        -----------
FRANCE - 12.4%    AUTOMOBILES - 2.8%                            78,194   Peugeot SA                                       4,920,599
                                                                54,855   Renault SA                                       5,825,116
                                                                                                                        -----------
                                                                                                                         10,745,715
                                                                                                                        -----------
                  COMMERCIAL BANKS - 4.5%                       85,372   BNP Paribas                                      7,918,973
                                                                 8,537   BNP Paribas (c)                                    765,018
                                                               232,659   Credit Agricole SA                               9,040,686
                                                                                                                        -----------
                                                                                                                         17,724,677
                                                                                                                        -----------
                  CONSTRUCTION & ENGINEERING - 1.2%             49,343   Vinci SA                                         4,857,629
                  FOOD & STAPLES RETAILING - 1.3%               94,000   Carrefour SA                                     4,993,828
                  OIL, GAS & CONSUMABLE FUELS - 2.6%            38,757   Total SA                                        10,210,566
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN FRANCE                   48,532,415
                                                                                                                        -----------
GERMANY - 11.7%   AIR FREIGHT & LOGISTICS - 1.9%               288,933   Deutsche Post AG                                 7,234,339
                  COMMERCIAL BANKS - 1.0%                       58,091   Deutsche Postbank AG                             4,209,513
                  CONSTRUCTION & ENGINEERING - 1.1%             78,090   Hochtief AG                                      4,411,309
                  DIVERSIFIED TELECOMMUNICATION
                     SERVICES - 1.1%                           263,144   Deutsche Telekom AG                              4,432,757
                  ELECTRIC UTILITIES - 0.1%                      1,945   E.ON AG                                            213,744
                  INDUSTRIAL CONGLOMERATES - 2.4%               98,517   Siemens AG                                       9,184,778
                  INSURANCE - 1.0%                              22,773   Allianz AG Registered Shares                     3,797,062
                  METALS & MINING - 1.6%                       215,873   ThyssenKrupp AG                                  6,225,347
                  MULTI-UTILITIES - 1.5%                        69,876   RWE AG                                           6,073,159
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN GERMANY                  45,782,008
                                                                                                                        -----------
IRELAND - 1.5%    COMMERCIAL BANKS - 1.5%                      251,950   Allied Irish Banks Plc                           6,006,505
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN IRELAND                   6,006,505
                                                                                                                        -----------
ITALY - 8.7%      COMMERCIAL BANKS - 3.1%                      529,720   Capitalia SpA                                    4,397,559
                                                             1,043,872   UniCredito Italiano SpA                          7,544,114
                                                                                                                        -----------
                                                                                                                         11,941,673
                                                                                                                        -----------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                                              SHARES
COUNTRY           INDUSTRY                                     HELD      COMMON STOCKS                                     VALUE
-------           ---------------------------------------   ----------   --------------------------------------------   -----------
                  ELECTRIC UTILITIES - 1.4%                    644,681   Enel SpA                                       $ 5,445,547
                  INSURANCE - 1.3%                             133,721   Assicurazioni Generali SpA                       5,029,466
                  OIL, GAS & CONSUMABLE FUELS - 2.9%           400,300   ENI SpA                                         11,374,306
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN ITALY                    33,790,992
                                                                                                                        -----------
JAPAN - 22.3%     AUTOMOBILES - 5.0%                           103,700   Honda Motor Co., Ltd.                            6,407,094
                                                               434,000   Nissan Motor Co., Ltd.                           5,142,232
                                                               144,000   Toyota Motor Corp.                               7,847,445
                                                                                                                        -----------
                                                                                                                         19,396,771
                                                                                                                        -----------
                  BEVERAGES - 1.9%                             539,000   Asahi Breweries Ltd.                             7,628,867
                  CAPITAL MARKETS - 1.7%                       404,000   Mitsubishi UFJ Securities Co.                    6,471,396
                  COMMERCIAL BANKS - 3.6%                          400   Mitsubishi UFJ Financial Group, Inc.             6,102,212
                                                                   720   Sumitomo Mitsui Financial Group, Inc.            7,932,876
                                                                                                                        -----------
                                                                                                                         14,035,088
                                                                                                                        -----------
                  CONSUMER FINANCE - 1.0%                       63,300   Takefuji Corp.                                   3,975,362
                  HOUSEHOLD DURABLES - 1.3%                    339,000   Sekisui House Ltd.                               5,045,207
                  INSURANCE - 1.5%                             411,000   Sompo Japan Insurance, Inc.                      5,946,072
                  LEISURE EQUIPMENT & PRODUCTS - 1.6%          154,200   Namco Bandai Holdings, Inc.                      2,106,707
                                                               228,000   Yamaha Corp.                                     4,019,324
                                                                                                                        -----------
                                                                                                                          6,126,031
                                                                                                                        -----------
                  METALS & MINING - 1.0%                       916,000   Sumitomo Metal Industries Ltd.                   3,920,502
                  OFFICE ELECTRONICS - 1.9%                    113,000   Canon, Inc.                                      7,460,547
                  PHARMACEUTICALS - 1.1%                        76,000   Takeda Pharmaceutical Co., Ltd.                  4,322,061
                  WIRELESS TELECOMMUNICATION
                     SERVICES - 0.7%                               519   KDDI Corp. (h)                                   2,766,768
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN JAPAN                    87,094,672
                                                                                                                        -----------
NETHERLANDS -     DIVERSIFIED FINANCIAL SERVICES - 2.5%        251,623   ING Groep NV CVA                                 9,926,797
   3.6%           FOOD & STAPLES RETAILING - 1.1%              480,637   Koninklijke Ahold NV (c)                         3,774,880
                                                                63,987   Koninklijke Ahold NV (a)(c)                        499,099
                                                                                                                        -----------
                                                                                                                          4,273,979
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN THE NETHERLANDS          14,200,776
                                                                                                                        -----------
NORWAY - 1.4%     OIL, GAS & CONSUMABLE FUELS - 1.4%           195,623   Statoil ASA                                      5,633,642
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN NORWAY                    5,633,642
                                                                                                                        -----------
SINGAPORE -       COMMERCIAL BANKS - 1.0%                      375,000   DBS Group Holdings Ltd.                          3,777,462
   2.1%           INDUSTRIAL CONGLOMERATES - 1.1%              491,000   Keppel Corp. Ltd.                                4,187,374
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN SINGAPORE                 7,964,836
                                                                                                                        -----------
SOUTH KOREA -     METALS & MINING - 1.2%                        18,011   POSCO                                            4,643,396
   1.8%           SEMICONDUCTORS & SEMICONDUCTOR
                     EQUIPMENT - 0.6%                            4,300   Samsung Electronics Co., Ltd. (Preference
                                                                            Shares)                                       2,201,667
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN SOUTH KOREA               6,845,063
                                                                                                                        -----------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                                              SHARES
COUNTRY           INDUSTRY                                     HELD      COMMON STOCKS                                     VALUE
-------           ---------------------------------------   ----------   --------------------------------------------   -----------
SPAIN - 2.1%      Commercial Banks - 2.1%                      392,777   Banco Bilbao Vizcaya Argentaria SA             $  8,185,033
                                                                                                                        ------------
                                                                         TOTAL COMMON STOCKS IN SPAIN                      8,185,033
                                                                                                                        ------------
SWEDEN - 1.9%     DIVERSIFIED FINANCIAL SERVICES - 1.9%        415,194   Investor AB (h)                                   7,538,133
                                                                                                                        ------------
                                                                         TOTAL COMMON STOCKS IN SWEDEN                     7,538,133
                                                                                                                        ------------
SWITZERLAND -     CAPITAL MARKETS - 3.0%                       210,477   Credit Suisse Group                              11,781,300
   4.8%           INSURANCE - 1.8%                              13,384   Swiss Reinsurance Registered Shares                 932,993
                                                                25,610   Zurich Financial Services AG                      6,001,502
                                                                                                                        ------------
                                                                                                                           6,934,495
                                                                                                                        ------------
                                                                         TOTAL COMMON STOCKS IN SWITZERLAND               18,715,795
                                                                                                                        ------------
UNITED KINGDOM    AEROSPACE & DEFENSE - 1.0%                   530,873   BAE Systems Plc                                   3,874,364
   - 18.1%        COMMERCIAL BANKS - 5.9%                      519,443   Barclays Plc                                      6,068,217
                                                               526,464   HBOS Plc                                          8,775,618
                                                               246,271   Royal Bank of Scotland Group Plc                  8,000,860
                                                                                                                        ------------
                                                                                                                          22,844,695
                                                                                                                        ------------
                  INSURANCE - 3.5%                             557,457   Aviva Plc                                         7,730,640
                                                               511,387   Prudential Plc                                    5,920,884
                                                                                                                        ------------
                                                                                                                          13,651,524
                                                                                                                        ------------
                  OIL, GAS & CONSUMABLE FUELS - 3.6%           632,407   BP Plc                                            7,250,764
                                                               209,246   Royal Dutch Shell Plc Class B                     6,794,360
                                                                                                                        ------------
                                                                                                                          14,045,124
                                                                                                                        ------------
                  SPECIALTY RETAIL - 0.9%                      648,383   Kesa Electricals Plc                              3,508,907
                  TRANSPORTATION INFRASTRUCTURE - 1.5%         403,206   BAA Plc                                           5,797,852
                  WIRELESS TELECOMMUNICATION
                     SERVICES - 1.7%                         3,146,051   Vodafone Group Plc                                6,575,647
                                                                                                                        ------------
                                                                         TOTAL COMMON STOCKS IN THE UNITED KINGDOM        70,298,113
                                                                                                                        ------------
                                                                         TOTAL COMMON STOCKS
                                                                         (COST - $285,615,450) - 98.2%                   383,031,104
                                                                                                                        ------------
                                                                         WARRANTS (F)
UNITED KINGDOM    CAPITAL MARKETS - 0.1%                     1,038,341   Deutsche Bank AG (expires 9/15/2006)                423,247
   - 0.1%
                                                                                                                        ------------
                                                                         TOTAL WARRANTS
                                                                         (COST - $627,747) - 0.1%                            423,247
                                                                                                                        ------------
                                                                         RIGHTS
FRANCE - 0.0%     CONSTRUCTION & ENGINEERING - 0.0%             49,343   Vinci SA (e)                                        105,691
                                                                                                                        ------------
                                                                         TOTAL RIGHTS (COST - $0) - 0.0%                     105,691
                                                                                                                        ------------

                                                            BENEFICIAL
                                                             INTEREST    OTHER INTERESTS (D)
                                                            ----------   -------------------
UNITED KINGDOM    ELECTRIC UTILITIES - 0.0%                    $54,000   British Energy Plc Deferred Shares                        0
   - 0.0%
                                                                                                                        ------------
                                                                         TOTAL OTHER INTERESTS (COST - $0) - 0.0%                  0
                                                                                                                        ------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

                                                            BENEFICIAL
                                                             INTEREST    SHORT-TERM SECURITIES                             VALUE
                                                           -----------   -------------------------------------------   -------------
                                                           $ 6,240,732   Merrill Lynch Liquidity Series, LLC Cash
                                                                            Sweep Series I, 4.56% (b)(i)               $  6,240,732
                                                           $17,313,530   Merrill Lynch Liquidity Series, LLC Money
                                                                            Market Series, 4.75% (b)(g)(i)               17,313,530
                                                                                                                       ------------
                                                                         TOTAL SHORT-TERM SECURITIES
                                                                         (COST - $23,554,262) - 6.0%                    23,554,262
                                                                                                                       ------------
                                                                         TOTAL INVESTMENTS
                                                                         (COST - $309,797,459*)  - 104.3%               407,114,304
                                                                         LIABILITIES IN EXCESS OF OTHER ASSETS -
                                                                            (4.3%)                                      (17,118,849)
                                                                                                                       ------------
                                                                         NET ASSETS - 100.0%                           $389,995,455
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $314,063,518
                                ============
Gross unrealized appreciation   $ 95,365,826
Gross unrealized depreciation     (2,315,040)
                                ------------
Net unrealized appreciation     $ 93,050,786
                                ============

(a)  Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                      NET       INTEREST
AFFILIATE                           ACTIVITY     INCOME
---------                         -----------   --------
Merrill Lynch Liquidity Series,
LLC Cash Sweep Series I           $ 1,984,859    $13,584
                                  -----------    -------
Merrill Lynch Liquidity Series,
LLC Money Market Series           $17,313,530    $60,961
                                  ===========    =======

(c)  Non-income producing security.

(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(e)  The rights may be exercised until 4/13/2006.

(f) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(g)  Security was purchased with the cash proceeds from securities loans.

(h)  Security, or a portion of security, is on loan.

(i)  Variable rate security.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

- Forward foreign exchange contracts purchased as of March 31, 2006 were as follows:

FOREIGN CURRENCY                                 UNREALIZED APPRECIATION
PURCHASED                      SETTLEMENT DATE        (DEPRECIATION)
----------------               ---------------   -----------------------
AUD                  838,640      April 2006             $ 2,331
CHF                1,220,515      April 2006              (3,993)
GBP                1,974,768      April 2006              (6,444)
                                                         -------
TOTAL UNREALIZED DEPRECIATION ON FORWARD FOREIGN
EXCHANGE CONTRACTS -

NET (USD COMMITMENT - $4,965,831)                        $(8,106)
                                                         =======

- Forward foreign exchange contracts sold as of March 31, 2006 were as follows:

FOREIGN CURRENCY
SOLD                           SETTLEMENT DATE   UNREALIZED DEPRECIATION
----------------               ---------------   -----------------------
EUR                1,414,413      April 2006             $(8,288)

TOTAL UNREALIZED DEPRECIATION ON FORWARD FOREIGN
EXCHANGE CONTRACTS -

NET (USD COMMITMENT - $1,703,704)                        $(8,288)
                                                         =======

-    Currency Abbreviations:

AUD   Australian Dollar
CHF   Swiss Franc
EUR   Euro
GBP   British Pound
USD   U.S. Dollar

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP CORE V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                             SHARES
INDUSTRY                                      HELD      COMMON STOCKS                                          VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
AEROSPACE & DEFENSE - 2.5%                     93,000   Boeing Co.                                         $  7,247,490
                                               88,000   Lockheed Martin Corp.                                 6,611,440
                                                                                                           ------------
                                                                                                             13,858,930
                                                                                                           ------------
AIRLINES - 1.1%                               228,000   AMR Corp. (a)                                         6,167,400
                                                                                                           ------------
AUTOMOBILES - 1.7%                            410,000   Ford Motor Co. (d)                                    3,263,600
                                              118,000   Harley-Davidson, Inc.                                 6,121,840
                                                                                                           ------------
                                                                                                              9,385,440
                                                                                                           ------------
BIOTECHNOLOGY - 2.8%                          126,000   Amgen, Inc. (a)                                       9,166,500
                                              101,000   Gilead Sciences, Inc. (a)                             6,284,220
                                                                                                           ------------
                                                                                                             15,450,720
                                                                                                           ------------
CAPITAL MARKETS - 5.5%                        374,000   The Charles Schwab Corp.                              6,436,540
                                               53,000   Goldman Sachs Group, Inc.                             8,318,880
                                               51,000   Lehman Brothers Holdings, Inc.                        7,371,030
                                              137,000   Morgan Stanley                                        8,606,340
                                                                                                           ------------
                                                                                                             30,732,790
                                                                                                           ------------
CHEMICALS - 0.9%                               93,000   Eastman Chemical Co. (d)                              4,759,740
                                               11,493   Tronox, Inc. Class B (a)                                195,274
                                                                                                           ------------
                                                                                                              4,955,014
                                                                                                           ------------
COMMERCIAL BANKS - 0.7%                        81,000   Bank of America Corp.                                 3,688,740
                                                                                                           ------------
COMMUNICATIONS EQUIPMENT - 3.6%               549,000   Cisco Systems, Inc. (a)                              11,896,830
                                              365,000   Motorola, Inc.                                        8,362,150
                                                                                                           ------------
                                                                                                             20,258,980
                                                                                                           ------------
COMPUTERS & PERIPHERALS - 5.7%                112,000   Apple Computer, Inc. (a)                              7,024,640
                                              273,000   Dell, Inc. (a)                                        8,124,480
                                              295,000   Hewlett-Packard Co.                                   9,705,500
                                                8,000   International Business Machines Corp.                   659,760
                                              144,000   NCR Corp. (a)                                         6,017,760
                                                                                                           ------------
                                                                                                             31,532,140
                                                                                                           ------------
DIVERSIFIED FINANCIAL SERVICES
   - 1.1%                                     112,000   Citigroup, Inc.                                       5,290,880
                                               17,000   JPMorgan Chase & Co.                                    707,880
                                                                                                           ------------
                                                                                                              5,998,760
                                                                                                           ------------
ELECTRIC UTILITIES - 1.0%                     130,000   Edison International (d)                              5,353,400
                                                                                                           ------------
ELECTRICAL EQUIPMENT - 1.1%                    84,000   Rockwell Automation, Inc.                             6,040,440
                                                                                                           ------------
ELECTRONIC EQUIPMENT &                        170,000   Agilent Technologies, Inc. (a)                        6,383,500
INSTRUMENTS - 1.1%
                                                                                                           ------------
HEALTH CARE EQUIPMENT & SUPPLIES
   - 1.1%                                      95,000   Becton Dickinson & Co.                                5,850,100
                                                                                                           ------------
HEALTH CARE PROVIDERS & SERVICES
   - 11.0%                                    136,000   Aetna, Inc.                                           6,683,040
                                              128,000   AmerisourceBergen Corp.                               6,178,560
                                               25,000   Cardinal Health, Inc.                                 1,863,000
                                              127,000   Caremark Rx, Inc.                                     6,245,860
                                               47,000   Cigna Corp.                                           6,139,140
                                               69,000   Express Scripts, Inc. (a)                             6,065,100
                                              106,000   Humana, Inc. (a)                                      5,580,900
                                              123,000   McKesson Corp.                                        6,411,990
                                              151,000   UnitedHealth Group, Inc.                              8,434,860
                                               96,000   WellPoint, Inc. (a)                                   7,433,280
                                                                                                           ------------
                                                                                                             61,035,730
                                                                                                           ------------
HOTELS, RESTAURANTS & LEISURE - 1.1%          165,000   Starbucks Corp. (a)                                   6,210,600
                                                                                                           ------------
HOUSEHOLD DURABLES - 0.5%                       4,000   NVR, Inc. (a)                                         2,955,800
                                                                                                           ------------
HOUSEHOLD PRODUCTS - 0.5%                      47,000   Procter & Gamble Co.                                  2,708,140
                                                                                                           ------------
IT SERVICES - 2.8%                             29,000   CheckFree Corp. (a)                                   1,464,500
                                              107,000   Computer Sciences Corp. (a)                           5,943,850

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP CORE V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                             SHARES
INDUSTRY                                      HELD      COMMON STOCKS                                          VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
                                              108,000   Electronic Data Systems Corp.                      $  2,897,640
                                              127,000   Fiserv, Inc. (a)                                      5,403,850
                                                                                                           ------------
                                                                                                             15,709,840
                                                                                                           ------------
INDUSTRIAL CONGLOMERATES - 1.8%               292,000   General Electric Co.                                 10,155,760
                                                                                                           ------------
INSURANCE - 5.9%                               19,000   American International Group, Inc.                    1,255,710
                                               21,000   Hartford Financial Services Group, Inc.               1,691,550
                                              124,000   Metlife, Inc.                                         5,997,880
                                               96,000   Prudential Financial, Inc.                            7,277,760
                                               99,000   Safeco Corp.                                          4,970,790
                                              151,000   The St. Paul Travelers Cos., Inc.                     6,310,290
                                              246,000   UnumProvident Corp. (d)                               5,038,080
                                                                                                           ------------
                                                                                                             32,542,060
                                                                                                           ------------
METALS & MINING - 3.6%                        115,000   Freeport-McMoRan Copper & Gold, Inc. Class B (d)      6,873,550
                                               64,000   Nucor Corp.                                           6,706,560
                                               76,000   Phelps Dodge Corp.                                    6,120,280
                                                                                                           ------------
                                                                                                             19,700,390
                                                                                                           ------------
MULTILINE RETAIL - 2.0%                        96,000   JC Penney Co., Inc.                                   5,799,360
                                              142,000   Nordstrom, Inc.                                       5,563,560
                                                                                                           ------------
                                                                                                             11,362,920
                                                                                                           ------------
OIL, GAS & CONSUMABLE FUELS - 19.1%            43,000   Amerada Hess Corp.                                    6,123,200
                                               65,000   Anadarko Petroleum Corp.                              6,565,650
                                               92,000   Apache Corp.                                          6,026,920
                                               76,000   Burlington Resources, Inc.                            6,985,160
                                               14,000   Chevron Corp.                                           811,580
                                              146,000   ConocoPhillips                                        9,219,900
                                              111,000   Devon Energy Corp.                                    6,789,870
                                               14,000   EOG Resources, Inc.                                   1,008,000
                                              365,000   Exxon Mobil Corp.                                    22,213,900
                                               57,000   Kerr-McGee Corp.                                      5,442,360
                                               88,000   Marathon Oil Corp.                                    6,702,960
                                               81,000   Occidental Petroleum Corp.                            7,504,650
                                               16,000   Pioneer Natural Resources Co.                           708,000
                                               81,000   Sunoco, Inc.                                          6,283,170
                                               92,000   Tesoro Corp.                                          6,287,280
                                              117,000   Valero Energy Corp.                                   6,994,260
                                                                                                           ------------
                                                                                                            105,666,860
                                                                                                           ------------
PHARMACEUTICALS - 6.8%                         52,000   Allergan, Inc.                                        5,642,000
                                              177,000   Johnson & Johnson                                    10,481,940
                                              248,000   Merck & Co., Inc.                                     8,737,040
                                              510,000   Pfizer, Inc.                                         12,709,200
                                                                                                           ------------
                                                                                                             37,570,180
                                                                                                           ------------
SEMICONDUCTORS & SEMICONDUCTOR                183,000   Advanced Micro Devices, Inc. (a)                      6,068,280
EQUIPMENT - 6.2%                               33,000   Analog Devices, Inc.                                  1,263,570
                                              125,000   Lam Research Corp. (a)                                5,375,000
                                              221,000   National Semiconductor Corp. (d)                      6,152,640
                                              123,000   Nvidia Corp. (a)                                      7,042,980
                                              257,000   Texas Instruments, Inc. (d)                           8,344,790
                                                                                                           ------------
                                                                                                             34,247,260
                                                                                                           ------------
SOFTWARE - 6.2%                               447,000   BEA Systems, Inc. (a)                                 5,869,110
                                               79,000   CA, Inc.                                              2,149,590
                                              116,000   Citrix Systems, Inc. (a)                              4,396,400
                                              110,000   Intuit, Inc. (a)                                      5,850,900
                                              180,000   McAfee, Inc. (a)(d)                                   4,379,400

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP CORE V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                             SHARES
INDUSTRY                                      HELD      COMMON STOCKS                                          VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
                                              208,000   Microsoft Corp.                                    $  5,659,680
                                              206,000   Red Hat, Inc. (a)(d)                                  5,763,880
                                                                                                           ------------
                                                                                                             34,068,960
                                                                                                           ------------
SPECIALTY RETAIL - 2.3%                       115,000   Best Buy Co., Inc.                                    6,431,950
                                              249,000   Staples, Inc.                                         6,354,480
                                                                                                           ------------
                                                                                                             12,786,430
                                                                                                           ------------
TOBACCO - 0.2%                                 13,000   Altria Group, Inc.                                      921,180
                                                                                                           ------------
                                                        TOTAL COMMON STOCKS (COST - $449,074,026)
                                                           - 99.9%                                          553,298,464
                                                                                                           ------------

                                                    BENEFICIAL
                                            INTEREST    SHORT-TERM SECURITIES
                                          -----------   ------------------------------------------------
                                          $   261,581   Merrill Lynch Liquidity Series, LLC Cash
                                                        Sweep Series I, 4.56% (b)(e)                            261,581
                                           35,250,200   Merrill Lynch Liquidity Series, LLC Money Market
                                                           Series, 4.75% (b)(c)(e)                           35,250,200
                                                                                                           ------------
                                                        TOTAL SHORT-TERM SECURITIES
                                                           (COST - $35,511,781) - 6.4%                       35,511,781
                                                                                                           ------------
                                                        TOTAL INVESTMENTS  (COST - $484,585,807*)
                                                           - 106.3%                                         588,810,245
                                                        LIABILITIES IN EXCESS OF OTHER ASSETS - (6.3%)      (35,022,670)
                                                                                                           ------------
                                                        NET ASSETS - 100.0%                                $553,787,575
                                                                                                           ============

* The cost and unrealized appreciation (depreciation) of investments, as of March 31, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $488,882,226
                                ============
Gross unrealized appreciation   $120,445,126
Gross unrealized depreciation    (20,517,107)
                                ------------
Net unrealized appreciation     $ 99,928,019
                                ============

(a)  Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                             NET      INTEREST
AFFILIATE                                                  ACTIVITY    INCOME
---------                                                 ---------   --------
Merrill Lynch Liquidity Series, LLC Cash Sweep Series I   $(187,402)   $3,546
Merrill Lynch Liquidity Series, LLC Money Market Series   $ 274,500    $6,595

(c)  Security was purchased with the cash proceeds from securities loans.

(d)  Security, or a portion of security, is on loan.

(e)  Variable rate security.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP GROWTH V.I. FUND Schedule of Investments as of March 31, 2006

                                            SHARES
INDUSTRY                                     HELD       COMMON STOCKS                                         VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
AEROSPACE & DEFENSE - 4.5%                     57,000   Boeing Co.                                         $  4,442,010
                                               42,000   Lockheed Martin Corp.                                 3,155,460
                                               37,000   Precision Castparts Corp.                             2,197,800
                                                                                                           ------------
                                                                                                              9,795,270
                                                                                                           ------------
AIR FREIGHT & LOGISTICS - 0.7%                 31,000   CH Robinson Worldwide, Inc.                           1,521,790
                                                                                                           ------------
AIRLINES - 1.1%                                87,000   AMR Corp. (a)                                         2,353,350
                                                                                                           ------------
AUTOMOBILES - 1.2%                             50,000   Harley-Davidson, Inc.                                 2,594,000
                                                                                                           ------------
BEVERAGES - 0.9%                               67,000   Pepsi Bottling Group, Inc.                            2,036,130
                                                                                                           ------------
BIOTECHNOLOGY - 4.5%                           71,000   Amgen, Inc. (a)                                       5,165,250
                                               49,000   Gilead Sciences, Inc. (a)                             3,048,780
                                               25,000   Techne Corp. (a)                                      1,503,500
                                                                                                           ------------
                                                                                                              9,717,530
                                                                                                           ------------
CAPITAL MARKETS - 3.6%                        154,000   The Charles Schwab Corp.                              2,650,340
                                               17,000   Goldman Sachs Group, Inc.                             2,668,320
                                               39,000   Morgan Stanley                                        2,449,980
                                                                                                           ------------
                                                                                                              7,768,640
                                                                                                           ------------
COMMERCIAL SERVICES & SUPPLIES
   - 2.3%                                      23,000   Corporate Executive Board Co.                         2,320,700
                                               30,000   HNI Corp.                                             1,770,000
                                               20,000   Monster Worldwide, Inc. (a)                             997,200
                                                                                                           ------------
                                                                                                              5,087,900
                                                                                                           ------------
COMMUNICATIONS EQUIPMENT - 4.9%               315,000   Cisco Systems, Inc. (a)                               6,826,050
                                              165,000   Motorola, Inc.                                        3,780,150
                                                                                                           ------------
                                                                                                             10,606,200
                                                                                                           ------------
COMPUTERS & PERIPHERALS - 5.7%                 57,000   Apple Computer, Inc. (a)                              3,575,040
                                              141,000   Dell, Inc. (a)                                        4,196,160
                                               52,000   NCR Corp. (a)                                         2,173,080
                                              118,000   Western Digital Corp. (a)(d)                          2,292,740
                                                                                                           ------------
                                                                                                             12,237,020
                                                                                                           ------------
CONTAINERS & PACKAGING - 0.3%                  31,000   Crown Holdings, Inc. (a)                                549,940
                                                                                                           ------------
DIVERSIFIED FINANCIAL SERVICES -
   0.7%                                        20,000   Moody's Corp.                                         1,429,200
                                                                                                           ------------
ELECTRICAL EQUIPMENT - 1.6%                    36,000   Rockwell Automation, Inc.                             2,588,760
                                                                                                           ------------
                                               15,000   Thomas & Betts Corp. (a)                                770,700
                                                                                                           ------------
                                                                                                              3,359,460
                                                                                                           ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
   - 3.4%                                      71,000   Agilent Technologies, Inc. (a)                        2,666,050
                                               56,000   Jabil Circuit, Inc. (a)                               2,400,160
                                              563,000   Solectron Corp. (a)                                   2,252,000
                                                                                                           ------------
                                                                                                              7,318,210
                                                                                                           ------------
ENERGY EQUIPMENT & SERVICES - 0.8%             25,000   Helmerich & Payne, Inc.                               1,745,500
                                                                                                           ------------
HEALTH CARE EQUIPMENT & SUPPLIES -
   1.1%                                        39,000   Becton Dickinson & Co.                                2,401,620
                                                                                                           ------------
HEALTH CARE PROVIDERS & SERVICES -
   11.3%                                       58,000   Aetna, Inc. New Shares                                2,850,120
                                               45,000   AmerisourceBergen Corp.                               2,172,150
                                               28,000   Cardinal Health, Inc.                                 2,086,560
                                               55,000   Caremark Rx, Inc.                                     2,704,900
                                               29,000   Express Scripts, Inc. (a)                             2,549,100
                                               50,000   HCA, Inc.                                             2,289,500
                                               44,000   McKesson Corp.                                        2,293,720
                                               81,000   UnitedHealth Group, Inc.                              4,524,660
                                               38,000   WellPoint, Inc. (a)                                   2,942,340
                                                                                                           ------------
                                                                                                             24,413,050
                                                                                                           ------------
HOTELS, RESTAURANTS & LEISURE - 1.5%           86,000   Starbucks Corp. (a)(d)                                3,237,040
                                                                                                           ------------
HOUSEHOLD DURABLES - 2.7%                      29,000   Beazer Homes USA, Inc.                                1,905,300
                                                3,000   NVR, Inc. (a)(d)                                      2,216,850
                                               26,000   Ryland Group, Inc.                                    1,804,400
                                                                                                           ------------
                                                                                                              5,926,550
                                                                                                           ------------
HOUSEHOLD PRODUCTS - 0.9%                      32,000   Procter & Gamble Co.                                  1,843,840
                                                                                                           ------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP GROWTH V.I. FUND Schedule of Investments as of March 31, 2006

                                            SHARES
INDUSTRY                                     HELD       COMMON STOCKS                                         VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
IT SERVICES - 2.1%                             46,000   CheckFree Corp. (a)                                $  2,323,000
                                               82,000   Electronic Data Systems Corp.                         2,200,060
                                                                                                           ------------
                                                                                                              4,523,060
                                                                                                           ------------
INDUSTRIAL CONGLOMERATES - 2.2%               138,000   General Electric Co.                                  4,799,640
                                                                                                           ------------
INSURANCE - 2.1%                               30,000   Prudential Financial, Inc.                            2,274,300
                                               39,000   W.R. Berkley Corp.                                    2,264,340
                                                                                                           ------------
                                                                                                              4,538,640
                                                                                                           ------------
MEDIA - 1.2%                                   90,000   Walt Disney Co.                                       2,510,100
                                                                                                           ------------
METALS & MINING - 3.5%                         48,000   Freeport-McMoRan Copper & Gold, Inc. Class B (d)      2,868,960
                                               22,000   Nucor Corp.                                           2,305,380
                                               30,000   Phelps Dodge Corp.                                    2,415,900
                                                                                                           ------------
                                                                                                              7,590,240
                                                                                                           ------------
MULTILINE RETAIL - 2.1%                        36,000   JC Penney Co., Inc.                                   2,174,760
                                               58,000   Nordstrom, Inc.                                       2,272,440
                                                                                                           ------------
                                                                                                              4,447,200
                                                                                                           ------------
OIL, GAS & CONSUMABLE FUELS - 6.4%             21,000   Anadarko Petroleum Corp.                              2,121,210
                                               23,000   Burlington Resources, Inc.                            2,113,930
                                               38,000   EOG Resources, Inc.                                   2,736,000
                                               41,000   Pioneer Natural Resources Co.                         1,814,250
                                               33,000   Sunoco, Inc.                                          2,559,810
                                               36,000   Tesoro Corp.                                          2,460,240
                                                                                                           ------------
                                                                                                             13,805,440
                                                                                                           ------------
PHARMACEUTICALS - 4.0%                         22,000   Allergan, Inc.                                        2,387,000
                                               33,000   Johnson & Johnson                                     1,954,260
                                               77,000   Merck & Co., Inc.                                     2,712,710
                                               67,000   Pfizer, Inc.                                          1,669,640
                                                                                                           ------------
                                                                                                              8,723,610
                                                                                                           ------------
SEMICONDUCTORS & SEMICONDUCTOR                 71,000   Advanced Micro Devices, Inc. (a)                      2,354,360
EQUIPMENT - 8.8%
                                               70,000   Analog Devices, Inc.                                  2,680,300
                                               55,000   Lam Research Corp. (a)                                2,365,000
                                               64,000   Microchip Technology, Inc.                            2,323,200
                                               92,000   National Semiconductor Corp.                          2,561,280
                                               47,000   Nvidia Corp. (a)                                      2,691,220
                                              127,000   Texas Instruments, Inc.                               4,123,690
                                                                                                           ------------
                                                                                                             19,099,050
                                                                                                           ------------
SOFTWARE - 10.6%                              184,000   BEA Systems, Inc. (a)                                 2,415,920
                                               70,000   CA, Inc.                                              1,904,700
                                               29,000   Cadence Design Systems, Inc. (a)                        536,210
                                               72,000   Citrix Systems, Inc. (a)                              2,728,800
                                              270,000   Compuware Corp. (a)                                   2,114,100
                                               46,000   Intuit, Inc. (a)                                      2,446,740
                                               87,000   McAfee, Inc. (a)                                      2,116,710
                                              152,000   Microsoft Corp.                                       4,135,920
                                               82,000   Red Hat, Inc. (a)(d)                                  2,294,360
                                              101,000   Synopsys, Inc. (a)                                    2,257,350
                                                                                                           ------------
                                                                                                             22,950,810
                                                                                                           ------------
SPECIALTY RETAIL - 3.6%                        53,000   Best Buy Co., Inc.                                    2,964,290
                                               90,000   Circuit City Stores, Inc.                             2,203,200
                                              105,000   Staples, Inc.                                         2,679,600
                                                                                                           ------------
                                                                                                              7,847,090
                                                                                                           ------------
                                                        TOTAL COMMON STOCKS                                 216,777,120
                                                                                                           ------------
                                                        (COST - $180,075,180) - 100.3%

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP GROWTH V.I. FUND Schedule of Investments as of March 31, 2006

                                          BENEFICIAL
                                           INTEREST     SHORT-TERM SECURITIES                                  VALUE
                                          -----------   ------------------------------------------------   ------------
                                          $11,084,650   Merrill Lynch Liquidity Series, LLC
                                                        Money Market Series, 4.75% (b)(c)(e)               $ 11,084,650
                                                                                                           ------------
                                                        TOTAL SHORT-TERM SECURITIES
                                                           (COST - $11,084,650) - 5.1%                       11,084,650
                                                                                                           ------------
                                                        TOTAL INVESTMENTS
                                                           (COST - $191,159,830*)  - 105.4%                 227,861,770
                                                        LIABILITIES IN EXCESS OF OTHER ASSETS - (5.4%)      (11,639,158)
                                                                                                           ------------
                                                        NET ASSETS - 100.0%                                $216,222,612
                                                                                                           ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $ 191,500,230
                                =============
Gross unrealized appreciation   $  41,202,394
Gross unrealized depreciation      (4,840,854)
                                -------------
Net unrealized appreciation     $  36,361,540
                                =============

(a)  Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                         NET      INTEREST
AFFILIATE                              ACTIVITY    INCOME
---------                             ---------   --------
Merrill Lynch Liquidity Series, LLC
   Cash Sweep Series I                $(261,157)   $1,356
Merrill Lynch Liquidity Series, LLC
   Money Market Series                $ 749,400    $2,468

(c)  Security was purchased with the cash proceeds from securities loans.

(d)  Security, or a portion of security, is on loan.

(e)  Variable rate security.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                             SHARES
INDUSTRY                                      HELD      COMMON STOCKS                                          VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
AEROSPACE & DEFENSE - 3.6%                     27,000   Lockheed Martin Corp.                              $  2,028,510
                                               45,000   Northrop Grumman Corp.                                3,073,050
                                               65,000   Raytheon Co.                                          2,979,600
                                                                                                           ------------
                                                                                                              8,081,160
                                                                                                           ------------
AUTOMOBILES - 0.5%                            153,000   Ford Motor Co.                                        1,217,880
                                                                                                           ------------
BIOTECHNOLOGY - 1.0%                           82,000   Applera Corp. - Applied Biosystems Group              2,225,480
                                                                                                           ------------
CAPITAL MARKETS - 6.3%                         27,000   Goldman Sachs Group, Inc.                             4,237,920
                                               25,000   Lehman Brothers Holdings, Inc.                        3,613,250
                                               71,000   Morgan Stanley                                        4,460,220
                                               31,000   State Street Corp.                                    1,873,330
                                                                                                           ------------
                                                                                                             14,184,720
                                                                                                           ------------
CHEMICALS - 0.9%                               38,000   Eastman Chemical Co. (d)                              1,944,840
                                                5,444   Tronox, Inc. Class B (a)                                 92,498
                                                                                                           ------------
                                                                                                              2,037,338
                                                                                                           ------------
COMMERCIAL BANKS - 1.3%                        63,000   Bank of America Corp.                                 2,869,020
                                                                                                           ------------
COMMUNICATIONS EQUIPMENT - 1.3%               122,000   Motorola, Inc.                                        2,795,020
                                                                                                           ------------
COMPUTERS & PERIPHERALS - 4.9%                 26,000   Apple Computer, Inc. (a)                              1,630,720
                                              169,000   Hewlett-Packard Co.                                   5,560,100
                                               48,000   NCR Corp. (a)                                         2,005,920
                                               90,000   QLogic Corp. (a)                                      1,741,500
                                                                                                           ------------
                                                                                                             10,938,240
                                                                                                           ------------
DIVERSIFIED FINANCIAL SERVICES
   - 6.0%                                      45,000   CIT Group, Inc.                                       2,408,400
                                               84,000   Citigroup, Inc.                                       3,968,160
                                              169,000   JPMorgan Chase & Co.                                  7,037,160
                                                                                                           ------------
                                                                                                             13,413,720
                                                                                                           ------------
DIVERSIFIED TELECOMMUNICATION
   SERVICES - 1.2%                            389,000   Qwest Communications International Inc. (a)           2,645,200
                                                                                                           ------------
ELECTRIC UTILITIES - 1.1%                      60,000   Edison International                                  2,470,800
                                                                                                           ------------
ELECTRICAL EQUIPMENT - 1.1%                    34,000   Rockwell Automation, Inc.                             2,444,940
                                                                                                           ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
   - 1.6%                                      63,000   Agilent Technologies, Inc. (a)                        2,365,650
                                              292,000   Solectron Corp. (a)                                   1,168,000
                                                                                                           ------------
                                                                                                              3,533,650
                                                                                                           ------------
HEALTH CARE EQUIPMENT & SUPPLIES -
   0.7%                                        25,000   Becton Dickinson & Co.                                1,539,500
                                                                                                           ------------
HEALTH CARE PROVIDERS & SERVICES -
   9.2%                                        48,000   Aetna, Inc.                                           2,358,720
                                               58,000   AmerisourceBergen Corp.                               2,799,660
                                               38,000   Cardinal Health, Inc.                                 2,831,760
                                               44,000   Caremark Rx, Inc.                                     2,163,920
                                               21,000   Cigna Corp.                                           2,743,020
                                               44,000   Humana, Inc. (a)                                      2,316,600
                                               47,000   McKesson Corp.                                        2,450,110
                                               38,000   WellPoint, Inc. (a)                                   2,942,340
                                                                                                           ------------
                                                                                                             20,606,130
                                                                                                           ------------
HOUSEHOLD DURABLES - 0.7%                      20,000   Ryland Group, Inc.                                    1,388,000
                                                3,000   Whirlpool Corp.                                         274,410
                                                                                                           ------------
                                                                                                              1,662,410
                                                                                                           ------------
IT SERVICES - 2.9%                             42,000   CheckFree Corp. (a)                                   2,121,000
                                               31,000   Computer Sciences Corp. (a)                           1,722,050
                                               95,000   Electronic Data Systems Corp.                         2,548,850
                                                                                                           ------------
                                                                                                              6,391,900
                                                                                                           ------------
INSURANCE - 12.2%                              70,000   AON Corp.                                             2,905,700
                                               31,000   Hartford Financial Services Group, Inc.               2,497,050
                                               47,000   Lincoln National Corp.                                2,565,730
                                               57,000   Metlife, Inc.                                         2,757,090

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                             SHARES
INDUSTRY                                      HELD      COMMON STOCKS                                          VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
                                               24,000   Nationwide Financial Services, Inc. Class A        $  1,032,480
                                               53,000   Principal Financial Group, Inc.                       2,586,400
                                               46,000   Prudential Financial, Inc. (d)                        3,487,260
                                               38,000   Safeco Corp.                                          1,907,980
                                               71,000   The St. Paul Travelers Cos., Inc.                     2,967,090
                                              100,000   UnumProvident Corp.                                   2,048,000
                                               43,500   W.R. Berkley Corp.                                    2,525,610
                                                                                                           ------------
                                                                                                             27,280,390
                                                                                                           ------------
MEDIA - 1.6%                                  132,000   Walt Disney Co.                                       3,681,480
                                                                                                           ------------
METALS & MINING - 2.4%                         29,000   Nucor Corp.                                           3,038,910
                                               30,000   Phelps Dodge Corp.                                    2,415,900
                                                                                                           ------------
                                                                                                              5,454,810
                                                                                                           ------------
MULTILINE RETAIL - 2.0%                        40,000   JC Penney Co., Inc.                                   2,416,400
                                               50,000   Nordstrom, Inc.                                       1,959,000
                                                                                                           ------------
                                                                                                              4,375,400
                                                                                                           ------------
OIL, GAS & CONSUMABLE FUELS - 24.3%            18,000   Amerada Hess Corp.                                    2,563,200
                                               31,000   Anadarko Petroleum Corp.                              3,131,310
                                               39,000   Apache Corp.                                          2,554,890
                                               38,000   Burlington Resources, Inc.                            3,492,580
                                               29,000   Chevron Corp.                                         1,681,130
                                               78,000   ConocoPhillips                                        4,925,700
                                               54,000   Devon Energy Corp.                                    3,303,180
                                              236,000   Exxon Mobil Corp.                                    14,362,960
                                               27,000   Kerr-McGee Corp.                                      2,577,960
                                               42,000   Marathon Oil Corp.                                    3,199,140
                                               40,000   Occidental Petroleum Corp.                            3,706,000
                                               12,000   Pioneer Natural Resources Co.                           531,000
                                               31,000   Sunoco, Inc.                                          2,404,670
                                               37,000   Tesoro Corp.                                          2,528,580
                                               57,000   Valero Energy Corp.                                   3,407,460
                                                                                                           ------------
                                                                                                             54,369,760
                                                                                                           ------------
PHARMACEUTICALS - 5.2%                        123,000   Merck & Co., Inc.                                     4,333,290
                                              294,000   Pfizer, Inc.                                          7,326,480
                                                                                                           ------------
                                                                                                             11,659,770
                                                                                                           ------------
ROAD & RAIL - 0.8%                             32,000   Norfolk Southern Corp.                                1,730,240
                                                                                                           ------------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT - 1.1%                            74,000   Advanced Micro Devices, Inc. (a)                      2,453,840
                                                                                                           ------------
SOFTWARE - 3.1%                                82,000   BMC Software, Inc. (a)                                1,776,120
                                               19,000   CA, Inc.                                                516,990
                                               40,000   Cadence Design Systems, Inc. (a)                        739,600
                                              249,000   Compuware Corp. (a)                                   1,949,670
                                               58,000   McAfee, Inc. (a)                                      1,411,140
                                               20,000   Synopsys, Inc. (a)                                      447,000
                                                                                                           ------------
                                                                                                              6,840,520
                                                                                                           ------------
THRIFTS & MORTGAGE FINANCE - 3.1%              55,000   Countrywide Financial Corp.                           2,018,500
                                               38,000   MGIC Investment Corp.                                 2,531,940
                                               52,000   The PMI Group, Inc. (d)                               2,387,840
                                                                                                           ------------
                                                                                                              6,938,280
                                                                                                           ------------
                                                        TOTAL COMMON STOCKS
                                                        (COST - $172,251,061) - 100.1%                      223,841,598
                                                                                                           ------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                           BENEFICIAL
                                            INTEREST    SHORT-TERM SECURITIES                                  VALUE
                                          -----------   ------------------------------------------------   ------------
                                          $ 5,825,250   Merrill Lynch Liquidity Series, LLC
                                                           Money Market Series, 4.75% (b)(c)               $  5,825,250
                                                                                                           ------------
                                                        TOTAL SHORT-TERM SECURITIES
                                                           (COST - $5,825,250) - 2.6%                         5,825,250
                                                                                                           ------------
                                                        TOTAL INVESTMENTS
                                                           (COST - $178,076,311*)  - 102.7%                 229,666,848
                                                        LIABILITIES IN EXCESS OF
                                                           OTHER ASSETS - (2.7%)                             (5,982,305)
                                                                                                           ------------
                                                        NET ASSETS - 100.0%                                $223,684,543

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $178,333,338
                                ============
Gross unrealized appreciation   $ 53,881,268
Gross unrealized depreciation     (2,547,758)
                                ------------
Net unrealized appreciation     $ 51,333,510
                                ============

(a)  Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                          NET      INTEREST
AFFILIATE                              ACTIVITY     INCOME
---------                             ----------   --------
Merrill Lynch Liquidity Series, LLC           --    $2,749
Cash Sweep Series I
Merrill Lynch Liquidity Series, LLC   $5,825,250    $  801
Money Market Series

(c)  Variable rate security.

(d)  Security, or portion of security, is on loan.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM VARIABLE SERIES FUNDS, INC.
MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006 (IN U.S. DOLLARS)

                                                              SHARES
COUNTRY           INDUSTRY                                     HELD      COMMON STOCKS                                     VALUE
-------           ---------------------------------------   ----------   --------------------------------------------   -----------
AUSTRIA - 0.5%    DIVERSIFIED TELECOMMUNICATION                  5,000   Telekom Austria AG (a)                         $   235,250
                     SERVICES - 0.5%
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN AUSTRIA                     235,250
                                                                                                                        -----------
BRAZIL - 3.6%     DIVERSIFIED TELECOMMUNICATION SERVICES         6,400   Brasil Telecom Participacoes SA (a)                232,256
                     - 0.8%                                     10,000   Tele Norte Leste Participacoes SA (a)              166,800
                                                                                                                        -----------
                                                                                                                            399,056
                                                                                                                        -----------
                  ELECTRIC UTILITIES - 1.5%                      8,400   CPFL Energia SA (a)                                352,800
                                                                31,400   EDP - Energias do Brasil SA                        436,730
                                                                                                                        -----------
                                                                                                                            789,530
                                                                                                                        -----------
                  INDEPENDENT POWER PRODUCERS & ENERGY             100   Tractebel Energia SA                                   848
                     TRADERS - 0.0%
                  OIL, GAS & CONSUMABLE FUELS - 0.4%             2,100   Petroleo Brasileiro SA (a)                         182,007
                  WIRELESS TELECOMMUNICATION SERVICES -         12,000   Tim Participacoes SA (a)                           444,360
                     0.9%
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN BRAZIL                    1,815,801
                                                                                                                        -----------
CANADA - 7.2%     DIVERSIFIED TELECOMMUNICATION SERVICES        36,600   BCE, Inc.                                          880,596
                     - 4.6%                                     17,500   TELUS Corp.                                        687,339
                                                                19,075   TELUS Corp. (Non-Voting Shares)                    738,572
                                                                                                                        -----------
                                                                                                                          2,306,507
                                                                                                                        -----------
                  OIL, GAS & CONSUMABLE FUELS - 1.8%             5,000   Cameco Corp.                                       180,010
                                                                 4,000   Husky Energy, Inc.                                 242,242
                                                                 3,500   Suncor Energy, Inc. (a)                            269,570
                                                                 4,200   Talisman Energy, Inc.                              223,356
                                                                                                                        -----------
                                                                                                                            915,178
                                                                                                                        -----------
                  WIRELESS TELECOMMUNICATION SERVICES -         11,000   Rogers Communications, Inc. Class B                419,650
                     0.8%
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN CANADA                    3,641,335
                                                                                                                        -----------
FINLAND - 0.4%    DIVERSIFIED TELECOMMUNICATION SERVICES         9,000   Elisa Corp.                                        178,401
                     - 0.4%
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN FINLAND                     178,401
                                                                                                                        -----------
FRANCE - 2.3%     ELECTRIC UTILITIES - 0.4%                      4,100   Electricite de France                              232,205
                  MULTI-UTILITIES - 1.9%                        14,400   Suez SA                                            566,701
                                                                 6,800   Veolia Environnement                               377,138
                                                                                                                        -----------
                                                                                                                            943,839
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN FRANCE                    1,176,044
                                                                                                                        -----------
GERMANY - 2.4%    ELECTRIC UTILITIES - 1.7%                      7,700   E.ON AG                                            846,186
                  MULTI-UTILITIES - 0.7%                         4,300   RWE AG                                             373,727
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN GERMANY                   1,219,913
                                                                                                                        -----------
ITALY - 0.5%      DIVERSIFIED TELECOMMUNICATION SERVICES         5,000   FastWeb SpA                                        254,677
                     - 0.5%
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN ITALY                       254,677
                                                                                                                        -----------
MEXICO - 1.3%     WIRELESS TELECOMMUNICATION SERVICES -         19,200   America Movil, SA de CV (a)                        657,792
                     1.3%
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN MEXICO                      657,792
                                                                                                                        -----------

FAM VARIABLE SERIES FUNDS, INC.
MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006 (IN U.S. DOLLARS)

                                                              SHARES
COUNTRY           INDUSTRY                                     HELD      COMMON STOCKS                                     VALUE
-------           ---------------------------------------   ----------   --------------------------------------------   -----------
NORWAY - 0.4%     DIVERSIFIED TELECOMMUNICATION SERVICES        20,100   Telenor ASA                                    $   215,920
                     - 0.4%
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN NORWAY                      215,920
                                                                                                                        -----------
SPAIN - 3.2%      DIVERSIFIED TELECOMMUNICATION SERVICES        15,188   Telefonica SA                                      238,019
                     - 0.5%
                  ELECTRIC UTILITIES - 2.3%                     15,800   Endesa SA                                          509,369
                                                                19,800   Iberdrola SA                                       638,323
                                                                                                                        -----------
                                                                                                                          1,147,692
                                                                                                                        -----------
                  WIRELESS TELECOMMUNICATION SERVICES -         15,800   Telefonica Moviles, SA                             203,633
                     0.4%
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN SPAIN                     1,589,344
                                                                                                                        -----------

UNITED KINGDOM    ELECTRIC UTILITIES - 2.0%                     14,500   Scottish & Southern Energy Plc                     284,708
   - 4.4%                                                       73,400   Scottish Power Plc                                 740,977
                                                                                                                        -----------
                                                                                                                          1,025,685
                                                                                                                        -----------
                  INDEPENDENT POWER PRODUCERS & ENERGY         110,800   International Power Plc                            543,891
                     TRADERS - 1.1%
                                                                                                                        -----------
                  MULTI-UTILITIES - 0.5%                        24,538   National Grid Plc                                  243,669
                                                                                                                        -----------

                  WIRELESS TELECOMMUNICATION SERVICES -         19,000   Vodafone Group Plc (a)                             397,100
                   0.8%
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN THE UNITED KINGDOM        2,210,345
                                                                                                                        -----------

UNITED STATES     COMMERCIAL SERVICES & SUPPLIES - 0.4%         45,000   Synagro Technologies, Inc.                         225,000
   - 72.8%                                                                                                              -----------
                 CONSTRUCTION & ENGINEERING - 0.3%              8,000   Infrasource Services, Inc. (b)                     137,680
                                                                                                                        -----------
                  DIVERSIFIED TELECOMMUNICATION SERVICES        55,800   AT&T, Inc.                                       1,508,832
                     - 10.8%                                    43,100   BellSouth Corp.                                  1,493,415
                                                                27,900   Citizens Communications Co.                        370,233
                                                                15,500   Qwest Communications International Inc. (b)        105,400
                                                                17,700   Time Warner Telecom, Inc. Class A (b)              317,715
                                                                 7,500   Valor Communications Group, Inc.                    98,700
                                                                44,800   Verizon Communications, Inc.                     1,525,888
                                                                                                                        -----------
                                                                                                                          5,420,183
                                                                                                                        -----------
                  ELECTRIC UTILITIES - 19.8%                     6,000   Allegheny Energy, Inc. (b)                         203,100
                                                                13,000   American Electric Power Co., Inc.                  442,260
                                                                17,592   Cinergy Corp.                                      798,853
                                                                20,300   DPL, Inc.                                          548,100
                                                                24,300   Edison International                             1,000,674
                                                                13,200   Entergy Corp.                                      910,008
                                                                28,000   Exelon Corp.                                     1,481,200
                                                                15,700   FPL Group, Inc.                                    630,198
                                                                21,300   FirstEnergy Corp.                                1,041,570
                                                                 9,400   ITC Holdings Corp.                                 246,750

FAM VARIABLE SERIES FUNDS, INC.
MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006 (IN U.S. DOLLARS)

                                                              SHARES
COUNTRY           INDUSTRY                                     HELD      COMMON STOCKS                                     VALUE
-------           ---------------------------------------   ----------   --------------------------------------------   -----------
                                                                19,300   Mirant Corp. (b)                               $   482,500
                                                                13,700   Northeast Utilities                                267,561
                                                                47,600   PPL Corp.                                        1,399,440
                                                                15,200   The Southern Co.                                   498,104
                                                                                                                        -----------
                                                                                                                          9,950,318
                                                                                                                        -----------
                  ELECTRICAL EQUIPMENT - 0.4%                    4,400   Energy Conversion Devices, Inc. (b)                216,392
                                                                                                                        -----------
                  ENERGY EQUIPMENT & SERVICES - 3.5%             3,800   ENSCO International, Inc.                          195,510
                                                                 5,200   GlobalSantaFe Corp.                                315,900
                                                                 7,000   Halliburton Co.                                    511,140
                                                                 6,300   Transocean, Inc. (b)                               505,890
                                                                 5,200   Weatherford International Ltd. (b)                 237,900
                                                                                                                        -----------
                                                                                                                          1,766,340
                                                                                                                        -----------
                  GAS UTILITIES - 4.4%                          11,500   AGL Resources, Inc.                                414,575
                                                                 6,300   Energen Corp.                                      220,500
                                                                 8,800   Equitable Resources, Inc.                          321,288
                                                                 8,900   New Jersey Resources Corp.                         402,725
                                                                 7,700   Questar Corp.                                      539,385
                                                                14,000   UGI Corp.                                          294,980
                                                                                                                        -----------
                                                                                                                          2,193,453
                                                                                                                        -----------
                  INDEPENDENT POWER PRODUCERS & ENERGY          11,500   The AES Corp. (b)                                  196,190
                     TRADERS - 9.7%                             21,500   Constellation Energy Group, Inc.                 1,176,265
                                                                21,400   Duke Energy Corp. (b)                              623,810
                                                                11,300   NRG Energy, Inc. (b)                               510,986
                                                                 8,900   Ormat Technologies, Inc.                           339,090
                                                                45,000   TXU Corp.                                        2,014,200
                                                                                                                        -----------
                                                                                                                          4,860,541
                                                                                                                        -----------
                  MEDIA - 1.1%                                   7,000   Cablevision Systems Corp. Class A                  186,900
                                                                14,600   Comcast Corp. Special Class A (b)                  381,352
                                                                                                                        -----------
                                                                                                                            568,252
                                                                                                                        -----------
                  MULTI-UTILITIES - 11.3%                        9,300   Ameren Corp.                                       463,326
                                                                16,900   CMS Energy Corp. (b)                               218,855
                                                                20,000   Dominion Resources, Inc.                         1,380,600
                                                                18,000   NSTAR                                              514,980
                                                                 3,900   OGE Energy Corp.                                   113,100
                                                                22,800   PG&E Corp.                                         886,920
                                                                15,700   Public Service Enterprise Group, Inc.            1,005,428
                                                                 6,600   SCANA Corp.                                        258,984
                                                                 9,400   Sempra Energy                                      436,724
                                                                 9,900   Wisconsin Energy Corp.                             395,901
                                                                                                                        -----------
                                                                                                                          5,674,818
                  OIL, GAS & CONSUMABLE FUELS - 4.0%             4,000   ConocoPhillips                                     252,600
                                                                 5,300   EOG Resources, Inc.                                381,600
                                                                 3,800   Kinder Morgan, Inc.                                349,562
                                                                 5,000   Peabody Energy Corp.                               252,050
                                                                 4,300   Valero Energy Corp.                                257,054
                                                                25,200   Williams Cos., Inc.                                539,028
                                                                                                                        -----------
                                                                                                                          2,031,894
                                                                                                                        -----------
                  WIRELESS TELECOMMUNICATION SERVICES -         18,440   Alltel Corp.                                     1,193,990
                     7.1%                                       15,000   American Tower Corp. Class A (b)                   454,800
                                                                 3,400   Crown Castle International Corp. (b)                96,390
                                                                 1,600   NII Holdings, Inc. (b)                              94,352

FAM VARIABLE SERIES FUNDS, INC.
MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006 (IN U.S. DOLLARS)

                                                              SHARES
COUNTRY           INDUSTRY                                     HELD      COMMON STOCKS                                     VALUE
-------           ---------------------------------------   ----------   --------------------------------------------   -----------
                                                                10,100   Nextel Partners, Inc. Class A (b)              $   286,032
                                                                 6,400   SBA Communications Corp. Class A (b)               149,824
                                                                50,975   Sprint Nextel Corp.                              1,317,194
                                                                                                                        -----------
                                                                                                                          3,592,582
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS IN THE UNITED STATES        36,637,453
                                                                                                                        -----------
                                                                         TOTAL COMMON STOCKS
                                                                         (COST - $36,337,332) - 99.0%                    49,832,275
                                                                                                                        -----------

                                                               FACE
                                                              AMOUNT     TRUST PREFERRED
                                                            ----------   --------------------------------------------
UNITED STATES -
   0.6%           Independent Power Producers & Energy       $357,550    AES Trust III, 6.75% due 10/15/2029 (d)            330,734
                     Traders - 0.6%
                                                                                                                        -----------
                                                                         TOTAL TRUST PREFERRED
                                                                         (COST - $217,144) - 0.6%                           330,734
                                                                                                                        -----------

                                                            BENEFICIAL
                                                             INTEREST    SHORT-TERM SECURITIES
                                                            ----------   --------------------------------------------
                                                             $349,559    Merrill Lynch Liquidity Series, LLC
                                                                            Cash Sweep Series I, 4.56% (c)(e)               349,559
                                                                                                                        -----------
                                                                         TOTAL SHORT-TERM SECURITIES
                                                                         (COST - $349,559) - 0.7%                           349,559
                                                                                                                        -----------
                                                                         TOTAL INVESTMENTS
                                                                         (COST - $36,904,035*)  - 100.3%                 50,512,568
                                                                                                                        -----------
                                                                         LIABILITIES IN EXCESS OF OTHER ASSETS -
                                                                            (0.3%)                                         (164,833)
                                                                                                                        -----------
                                                                         NET ASSETS - 100.0%                            $50,347,735
                                                                                                                        ===========

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $36,921,726
                                ===========
Gross unrealized appreciation   $14,186,133
Gross unrealized depreciation      (595,291)
                                -----------
Net unrealized appreciation     $13,590,842
                                ===========

(a)  Depositary receipts.

(b)  Non-income producing security.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                             NET      INTEREST
AFFILIATE                                                  ACTIVITY    INCOME
---------                                                 ---------   --------
Merrill Lynch Liquidity Series, LLC Cash Sweep Series I   $(866,789)   $6,565

(d)  Convertible security.

(e)  Variable rate security.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM VARIABLE SERIES FUNDS, INC.
MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006                   (IN U.S. DOLLARS)

- Forward foreign exchange contracts purchased as of March 31, 2006 were as follows:

FOREIGN CURRENCY PURCHASED                 SETTLEMENT DATE   UNREALIZED DEPRECIATION
--------------------------                 ---------------   -----------------------
CAD 204,265                                March 2006                          $(819)
                                                                               -----
TOTAL UNREALIZED DEPRECIATION ON FORWARD
FOREIGN EXCHANGE CONTRACTS - NET
(USD COMMITMENT - $174,824)                                                    $(819)
                                                                               =====

- Forward foreign exchange contracts sold as of March 31, 2006 were as follows:

FOREIGN CURRENCY SOLD                      SETTLEMENT DATE   UNREALIZED APPRECIATION
---------------------                      ---------------   -----------------------
CAD 204,265                                March 2006                           $819
                                                                                ----
TOTAL UNREALIZED APPRECIATION ON FORWARD
FOREIGN EXCHANGE CONTRACTS - NET
(USD COMMITMENT - $174,824)                                                     $819
                                                                                ====

-    Currency Abbreviations:

   CAD   Canadian Dollar
   USD   U.S. Dollar

FAM VARIABLE SERIES FUNDS, INC.
MERCURY VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                            SHARES
INDUSTRY                                      HELD      COMMON STOCKS                                          VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
AEROSPACE & DEFENSE - 3.5%                     21,800   BE Aerospace, Inc. (a)                             $    547,616
                                               46,100   Curtiss-Wright Corp.                                  3,051,820
                                               45,300   EDO Corp.                                             1,397,505
                                              332,800   Triumph Group, Inc. (a)                              14,729,728
                                                                                                           ------------
                                                                                                             19,726,669
                                                                                                           ------------
AUTO COMPONENTS - 0.8%                        247,700   American Axle & Manufacturing Holdings, Inc. (d)      4,243,101
                                                                                                           ------------
BIOTECHNOLOGY - 3.2%                           15,700   Affymetrix, Inc. (a)                                    517,001
                                              315,000   Angiotech Pharmaceuticals, Inc. (a)                   4,662,000
                                              212,200   Applera Corp. - Celera Genomics Group (a)             2,480,618
                                               98,500   Human Genome Sciences, Inc. (a)(d)                    1,070,695
                                               83,768   Immunogen, Inc. (a)                                     363,553
                                              423,500   Maxygen, Inc. (a)                                     3,506,580
                                              176,800   NPS Pharmaceuticals, Inc. (a)                         1,509,872
                                              224,900   Neurogen Corp. (a)                                    1,392,131
                                               51,000   Regeneron Pharmaceuticals, Inc. (a)                     848,130
                                              273,700   Vical, Inc. (a)                                       1,691,466
                                                                                                           ------------
                                                                                                             18,042,046
                                                                                                           ------------
CAPITAL MARKETS - 1.6%                         27,700   Knight Capital Group, Inc. Class A (a)                  385,861
                                                7,900   Piper Jaffray Cos. (a)                                  434,500
                                              181,100   WP Stewart & Co. Ltd.                                 3,817,588
                                              196,600   Waddell & Reed Financial, Inc. Class A                4,541,460
                                                                                                           ------------
                                                                                                              9,179,409
                                                                                                           ------------
CHEMICALS - 0.5%                               95,300   Valspar Corp.                                         2,656,011
COMMERCIAL BANKS - 6.3%                        19,500   Banner Corp.                                            663,000
                                              374,600   The Colonial BancGroup, Inc.                          9,365,000
                                               53,300   First Merchants Corp.                                 1,413,516
                                              274,700   First Midwest Bancorp, Inc.                          10,045,779
                                               20,200   Greater Bay Bancorp                                     560,348
                                               55,000   Mid-State Bancshares                                  1,618,650
                                              264,560   Old National Bancorp                                  5,725,078
                                               49,950   Sterling Financial Corp.                              1,448,550
                                               91,900   Susquehanna Bancshares, Inc.                          2,368,263
                                               70,200   Texas Capital Bancshares, Inc. (a)                    1,684,800
                                                                                                           ------------
                                                                                                             34,892,984
                                                                                                           ------------
COMMERCIAL SERVICES & SUPPLIES - 4.6%       1,142,700   Allied Waste Industries, Inc. (a)(d)                 13,986,648
                                               77,300   Ambassadors International, Inc.                       1,403,768
                                               49,100   CBIZ, Inc. (a)                                          392,800
                                               92,500   Casella Waste Systems, Inc. (a)                       1,314,425
                                              203,600   Cornell Cos., Inc. (a)                                2,939,984
                                               50,600   Corrections Corp. of America (a)                      2,287,120
                                               22,500   Heidrick & Struggles International, Inc. (a)            816,300
                                               94,800   NCO Group, Inc. (a)                                   2,251,500
                                                                                                           ------------
                                                                                                             25,392,545
                                                                                                           ------------
COMMUNICATIONS EQUIPMENT - 3.4%               719,300   Andrew Corp. (a)                                      8,833,004
                                               36,500   CommScope, Inc. (a)                                   1,042,075
                                              183,400   Dycom Industries, Inc. (a)                            3,897,250
                                              241,400   Extreme Networks Inc. (a)                             1,211,828
                                              448,100   Harmonic, Inc. (a)                                    2,854,397
                                              339,600   Westell Technologies, Inc. Class A (a)                1,382,172
                                                                                                           ------------
                                                                                                             19,220,726
                                                                                                           ------------

FAM VARIABLE SERIES FUNDS, INC.
MERCURY VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                             SHARES
INDUSTRY                                      HELD      COMMON STOCKS                                          VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
CONSTRUCTION & ENGINEERING - 1.1%             253,300   Chicago Bridge & Iron Co. NV                       $  6,079,200
CONTAINERS & PACKAGING - 1.2%                 478,200   Smurfit-Stone Container Corp. (a)                     6,489,174
DIVERSIFIED CONSUMER SERVICES - 1.0%          371,700   Corinthian Colleges, Inc. (a)                         5,352,480
                                                                                                           ------------
ELECTRICAL EQUIPMENT - 0.1%                   186,400   Global Power Equipment Group, Inc. (a)                  717,640
                                                                                                           ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
   - 4.8%                                     292,600   Anixter International, Inc. (d)                      13,980,428
                                              382,500   Ingram Micro, Inc. Class A (a)(d)                     7,650,000
                                               32,600   NU Horizons Electronics Corp. (a)                       277,426
                                              129,300   Tech Data Corp. (a)                                   4,772,463
                                                                                                           ------------
                                                                                                             26,680,317
                                                                                                           ------------
ENERGY EQUIPMENT & SERVICES - 3.2%             22,700   Dresser-Rand Group, Inc. (a)                            564,095
                                               72,600   FMC Technologies, Inc. (a)                            3,718,572
                                              262,500   Key Energy Services, Inc. (a)                         4,003,125
                                              212,500   Rowan Cos., Inc. (d)                                  9,341,500
                                                                                                           ------------
                                                                                                             17,627,292
                                                                                                           ------------
FOOD PRODUCTS - 1.9%                          119,600   The J.M. Smucker Co. (d)                              4,748,120
                                              200,000   Smithfield Foods, Inc. (a)                            5,868,000
                                                                                                           ------------
                                                                                                             10,616,120
                                                                                                           ------------
HEALTH CARE EQUIPMENT & SUPPLIES -
   2.0%                                       540,700   OraSure Technologies, Inc. (a)                        5,569,210
                                              288,300   Wright Medical Group, Inc. (a)                        5,693,925
                                                                                                           ------------
                                                                                                             11,263,135
                                                                                                           ------------
HEALTH CARE PROVIDERS & SERVICES -
   2.4%                                       481,648   Emdeon Corp. (a)                                      5,201,798
                                              338,800   Hooper Holmes, Inc.                                     979,132
                                              160,600   LifePoint Hospitals, Inc. (a)                         4,994,660
                                               84,800   Parexel International Corp. (a)                       2,242,112
                                                                                                           ------------
                                                                                                             13,417,702
                                                                                                           ------------
HOTELS, RESTAURANTS & LEISURE - 1.6%           84,611   Ambassadors Group, Inc.                               2,149,120
                                              110,900   Bob Evans Farms, Inc. (d)                             3,294,839
                                              223,400   Ryan's Restaurant Group, Inc. (a)                     3,239,300
                                                                                                           ------------
                                                                                                              8,683,259
                                                                                                           ------------
HOUSEHOLD DURABLES - 0.2%                      22,500   Furniture Brands International, Inc.                    551,475
                                               18,800   La-Z-Boy, Inc. (d)                                      319,600
                                                                                                           ------------
                                                                                                                871,075
                                                                                                           ------------
IT SERVICES - 4.0%                            471,700   The BISYS Group, Inc. (a)                             6,358,516
                                              841,800   Convergys Corp. (a)                                  15,329,178
                                               24,700   Hewitt Associates, Inc. Class A (a)                     734,578
                                                                                                           ------------
                                                                                                             22,422,272
                                                                                                           ------------
INSURANCE - 5.3%                               42,500   AmerUs Group Co.                                      2,560,200
                                               17,100   American National Insurance Co.                       1,916,568
                                              580,300   Conseco, Inc. (a)(d)                                 14,403,046
                                              114,900   Presidential Life Corp.                               2,919,609
                                              101,500   Protective Life Corp.                                 5,048,610
                                              103,000   Scottish Annuity & Life Holdings, Ltd.                2,555,430
                                                                                                           ------------
                                                                                                             29,403,463
                                                                                                           ------------
INTERNET & CATALOG RETAIL - 0.4%              335,400   1-800-FLOWERS.COM, Inc. Class A (a)                   2,381,340
INTERNET SOFTWARE & SERVICES - 1.5%           360,500   Matrixone, Inc. (a)                                   2,581,180
                                              424,400   SupportSoft, Inc. (a)                                 1,880,092
                                              439,800   webMethods, Inc. (a)                                  3,703,116
                                                                                                           ------------
                                                                                                              8,164,388
                                                                                                           ------------
MACHINERY - 2.9%                              109,300   AGCO Corp. (a)                                        2,266,882
                                              180,200   Kaydon Corp. (d)                                      7,272,872
                                               95,700   Timken Co.                                            3,088,239

FAM VARIABLE SERIES FUNDS, INC.
MERCURY VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                             SHARES
INDUSTRY                                      HELD      COMMON STOCKS                                          VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
                                              157,100   Wabash National Corp.                              $  3,102,725
                                               64,500   Wolverine Tube, Inc. (a)                                259,290
                                                                                                           ------------
                                                                                                             15,990,008
                                                                                                           ------------
MEDIA - 3.4%                                   35,200   Catalina Marketing Corp.                                813,120
                                              450,200   The Reader's Digest Association, Inc. Class A         6,640,450
                                              220,000   Scholastic Corp. (a)                                  5,887,200
                                              184,000   Valassis Communications, Inc. (a)                     5,404,080
                                                                                                           ------------
                                                                                                             18,744,850
                                                                                                           ------------
METALS & MINING - 1.2%                        103,000   Steel Dynamics, Inc. (d)                              5,843,190
                                               56,500   Wheeling-Pittsburgh Corp. (a)                         1,037,340
                                                                                                           ------------
                                                                                                              6,880,530
                                                                                                           ------------
MULTILINE RETAIL - 1.0%                       211,000   Dollar Tree Stores, Inc. (a)                          5,838,370
                                                                                                           ------------
OIL, GAS & CONSUMABLE FUELS - 4.9%             90,400   Cabot Oil & Gas Corp. Class A                         4,332,872
                                              331,700   Denbury Resources, Inc. (a)(d)                       10,504,939
                                               59,300   Houston Exploration Co. (a)                           3,125,110
                                              131,700   Plains Exploration & Production Co. (a)               5,088,888
                                               97,007   Stone Energy Corp. (a)                                4,280,919
                                                                                                           ------------
                                                                                                             27,332,728
                                                                                                           ------------
PAPER & FOREST PRODUCTS - 0.3%                 49,600   Neenah Paper, Inc.                                    1,624,400
PHARMACEUTICALS - 2.5%                         74,600   Discovery Laboratories, Inc. (a)                        546,818
                                              413,700   Medicis Pharmaceutical Corp. Class A (d)             13,486,620
                                                                                                           ------------
                                                                                                             14,033,438
                                                                                                           ------------
REAL ESTATE - 4.9%                            195,800   Brandywine Realty Trust                               6,218,608
                                               83,100   CarrAmerica Realty Corp.                              3,707,091
                                              193,900   Crescent Real Estate EQT Co.                          4,085,473
                                              580,800   Friedman Billings Ramsey Group, Inc. Class A (d)      5,447,904
                                               10,800   New Plan Excel Realty Trust                             280,152
                                               76,100   Rayonier, Inc.                                        3,469,399
                                              163,500   Trizec Properties, Inc.                               4,206,855
                                                                                                           ------------
                                                                                                             27,415,482
                                                                                                           ------------
ROAD & RAIL - 4.2%                            225,900   JB Hunt Transport Services, Inc.                      4,865,886
                                              256,900   Kansas City Southern (a)                              6,345,430
                                               12,600   Old Dominion Freight Line Inc. (a)                      339,570
                                              315,500   RailAmerica, Inc. (a)                                 3,363,230
                                              188,400   Swift Transportation Co., Inc. (a)                    4,093,932
                                              189,050   U.S. Xpress Enterprises, Inc. Class A (a)             3,680,804
                                               46,400   Vitran Corp., Inc. (a)                                  931,248
                                                                                                           ------------
                                                                                                             23,620,100
                                                                                                           ------------
SEMICONDUCTORS & SEMICONDUCTOR                146,400   Actel Corp. (a)                                       2,333,616
                                                                                                           ------------
EQUIPMENT - 0.4%
SOFTWARE - 4.0%                               572,000   Agile Software Corp. (a)                              4,364,360
                                              137,000   Bottomline Technologies, Inc. (a)                     1,881,010
                                               56,600   Filenet Corp. (a)                                     1,529,332
                                              236,300   InterVoice, Inc. (a)                                  2,034,543
                                              434,000   NetIQ Corp. (a)                                       4,839,100
                                              743,000   Novell, Inc. (a)                                      5,706,240
                                              239,100   TIBCO Software, Inc. (a)                              1,998,876
                                                                                                           ------------
                                                                                                             22,353,461
                                                                                                           ------------
SPECIALTY RETAIL - 3.6%                       439,900   Foot Locker, Inc.                                    10,504,812
                                               21,700   HOT Topic, Inc. (a)                                     314,650
                                              107,700   Pier 1 Imports, Inc.                                  1,250,397

FAM VARIABLE SERIES FUNDS, INC.
MERCURY VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

                                             SHARES
INDUSTRY                                      HELD      COMMON STOCKS                                          VALUE
------------------------------------      -----------   ------------------------------------------------   ------------
                                              295,300   RadioShack Corp. (d)                               $  5,678,619
                                               83,500   Talbots, Inc.                                         2,243,645
                                                                                                           ------------
                                                                                                             19,992,123
                                                                                                           ------------
TEXTILES, APPAREL & LUXURY GOODS -
   0.3%                                        71,800   Kenneth Cole Productions, Inc. Class A                1,988,860
                                                                                                           ------------
THRIFTS & MORTGAGE FINANCE - 3.0%              42,900   Anchor Bancorp Wisconsin, Inc.                        1,300,299
                                               92,400   Dime Community Bancshares, Inc.                       1,327,788
                                               49,900   Fidelity Bankshares, Inc.                             1,678,137
                                               25,200   FirstFed Financial Corp. (a)                          1,507,212
                                               91,900   Franklin Bank Corp. (a)                               1,767,237
                                              187,100   Webster Financial Corp.                               9,066,866
                                                                                                           ------------
                                                                                                             16,647,539
                                                                                                           ------------
TRADING COMPANIES & DISTRIBUTORS -
   1.0%                                       154,600   United Rentals, Inc. (a)                              5,333,700
                                                                                                           ------------
                                                        TOTAL COMMON STOCKS
                                                           (COST - $445,776,517) - 92.2%                    513,651,553
                                                                                                           ------------
                                                        EXCHANGE-TRADED FUNDS
                                                        -------------------------------------------------
                                              143,200   Financial Select Sector SPDR Fund (d)                 4,661,160
                                               80,500   iShares Dow Jones US Real Estate Index Fund (d)       5,916,750
                                               14,800   iShares Goldman Sachs Natural Resources
                                                           Index Fund (d)                                     1,420,356
                                               86,500   iShares Russell 2000 Index Fund (d)                   6,565,350
                                              103,800   iShares Russell Microcap Index Fund                   6,065,034
                                               67,300   iShares S&P SmallCap 600/BARRA Value
                                                           Index Fund (d)                                     4,900,786
                                              100,500   iShares S&P SmallCap 600 Index Fund (d)               6,550,590
                                                        TOTAL EXCHANGE-TRADED FUNDS
                                                           (COST - $32,324,019) - 6.5%                       36,080,026
                                                                                                           ------------
                                                        WARRANTS  (E)
                                                        -------------------------------------------------
CAPITAL MARKETS - 0.5%                         57,000   UBS AG (expires 4/30/2007)                            2,972,550
                                                                                                           ------------
                                                        TOTAL WARRANTS (COST - $2,888,906) - 0.5%             2,972,550
                                                                                                           ------------

                                           BENEFICIAL
                                            INTEREST    SHORT-TERM SECURITIES
                                          -----------   -------------------------------------------------
                                          $ 4,212,570   Merrill Lynch Liquidity Series,
                                                           LLC Cash Sweep Series I, 4.56% (b)(f)              4,212,570
                                           72,169,950   Merrill Lynch Liquidity Series,
                                                           LLC Money Market Series, 4.75% (b)(c)(f)          72,169,950
                                                                                                           ------------
                                                        TOTAL  SHORT-TERM SECURITIES
                                                           (COST - $76,382,520) - 13.7%                     76,382,520
                                                                                                           ------------
                                                        TOTAL INVESTMENTS (COST - $557,371,962*) - 112.9%   629,086,649
                                                        LIABILITIES IN EXCESS OF OTHER ASSETS - (12.9%)     (71,656,925)
                                                                                                           ------------
                                                        NET ASSETS - 100.0%                                $557,429,724
                                                                                                           ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $560,222,927
                                ============
Gross unrealized appreciation   $ 84,460,758
Gross unrealized depreciation    (15,597,036)
                                ------------
Net unrealized appreciation     $ 68,863,722
                                ============

(a)  Non-income producing security.

FAM VARIABLE SERIES FUNDS, INC.
MERCURY VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                      NET      INTEREST
AFFILIATE                          ACTIVITY     INCOME
---------                        -----------   --------
Merrill Lynch Liquidity Series
   LLC Cash Sweep Series I       $(6,354,433)   $97,195
Merrill Lynch Liquidity Series
   LLC Money Market Series       $19,779,203    $31,985

(c)  Security was purchased with the cash proceeds from securities loans.

(d)  Security, or a portion of security, is on loan.

(e) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(f)  Floating rate security.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


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